UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity Freedom® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund	4.79%	4.32%	4.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund	4.70%	4.10%	4.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2005 Fund	5.99%	4.02%	4.96%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund	7.43%	4.63%	6.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2015 Fund	7.60%	4.51%	5.67%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund	8.12%	4.16%	7.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund	9.03%	4.31%	5.92%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund	9.30%	3.68%	7.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2035 Fund	9.85%	3.65%	5.78%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2040 Fund	9.94%	3.48%	8.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2045 Fund	10.14%	3.48%	3.65%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2050 Fund	10.18%	3.13%	3.36%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fundA
Fidelity Freedom 2055 Fund	10.39%	5.73%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%. In the fixed-income arena, U.S. high-yield bonds benefited from investors' overall willingness to take on more risk, with The BofA Merrill LynchSM US High Yield Constrained Index adding 13.06% for the period. The shift away from perceived safety left U.S. investment-grade debt with a relatively modest 3.77% gain for the year, as measured by the Barclays® U.S. Aggregate Bond Index.

Comments from Christopher Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Freedom® Funds: For the year, each of the Freedom Funds delivered a positive absolute return. Funds with the longest time horizons until retirement - which have greater allocations to underlying equity and higher-yielding debt funds - posted the best results, each rising into low double-digit territory. These results were consistent with what we would expect in an environment where investors preferred higher-risk asset classes in search of the potential for outsized returns. In relative terms, each of the Freedom Funds - except Freedom Income Fund and Freedom 2000 Fund - trailed its respective Composite index, hampered by underperformance among the underlying funds in the U.S. equity asset class. (For specific Fund results, please refer to the performance section of this report.) Although equities provided a nice lift during the period, the Funds' investments in U.S. stocks struggled to keep pace with the market, as represented by the Dow Jones U.S. Total Stock Market IndexSM, which returned 14.48%. The majority of the underlying U.S. equity funds trailed the Dow Jones index, which hindered the relative performance of Funds with greater allocations to this asset class. Fidelity® Series All-Sector Equity Fund, Fidelity® Blue Chip Growth Fund and Fidelity Growth Company Fund were among the most significant detractors. The Funds' investments in commodities - represented by Fidelity Series Commodity Strategy Fund - also finished behind the Dow Jones index and dragged on relative performance. Commodities faced an uphill battle and lost ground as investors chose to take profits in the precious metals segment during the second half of the period, while severe weather for most of the year weighed on the agricultural subsector. Shifting to the non-U.S. equity asset class, each of the three underlying funds focused on developed markets outperformed the 11.40% return of the MSCI® EAFE® Index. On the downside, Fidelity Series Emerging Markets Fund hurt relative performance because it struggled amid lackluster prospects for economic growth within developing countries. Turning to the Funds' fixed-income asset classes, high-quality bonds largely produced positive absolute returns throughout the past year. In an effort to buoy the economy, the Federal Reserve kept interest rates low. However, Treasury yields still fell below the current inflation rate, which created a challenging environment for fixed-income investors. As such, the most conservative investment-grade bonds - U.S. government securities - delivered the most modest result, while the riskiest segment of the overall bond market, high-yield debt, experienced the strongest return. Thanks to the Funds' highly diversified portfolio of debt instruments, the aggregate performance of the bond asset class handily outpaced the 3.77% result of the Barclays® U.S. Aggregate Bond Index. Five of the six underlying funds beat the Barclays index. Core holding Fidelity Series Investment Grade Bond Fund solidly outpaced the benchmark, while Fidelity Series High Income Fund and Fidelity Series Real Estate Income Fund also provided a powerful boost. In the short-term debt asset class, Fidelity Short-Term Bond Fund propelled the Funds' aggregate performance here, topping the 0.13% return of Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Freedom Income	0.0%
Actual		$ 1,000.00	$ 1,023.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2000	0.0%
Actual		$ 1,000.00	$ 1,022.80	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	0.0%
Actual		$ 1,000.00	$ 1,034.60	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	0.0%
Actual		$ 1,000.00	$ 1,045.10	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	0.0%
Actual		$ 1,000.00	$ 1,046.20	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	0.0%
Actual		$ 1,000.00	$ 1,050.70	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	0.0%
Actual		$ 1,000.00	$ 1,060.70	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	0.0%
Actual		$ 1,000.00	$ 1,063.00	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Freedom 2035	0.0%
Actual		$ 1,000.00	$ 1,070.80	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	0.0%
Actual		$ 1,000.00	$ 1,071.20	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2045	0.0%
Actual		$ 1,000.00	$ 1,073.70	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	0.0%
Actual		$ 1,000.00	$ 1,075.20	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -
Freedom 2055	0.0%
Actual		$ 1,000.00	$ 1,078.20	$ -
Hypothetical A		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	2.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.3	1.0
Fidelity Disciplined Equity Fund	0.3	1.3
Fidelity Growth Company Fund	1.8	2.0
Fidelity Series 100 Index Fund	0.5	1.8
Fidelity Series All-Sector Equity Fund	2.0	3.0
Fidelity Series Equity-Income Fund	1.3	0.0
Fidelity Series Intrinsic Opportunities Fund	0.8	0.0
Fidelity Series Large Cap Value Fund	1.1	2.5
Fidelity Series Mega Cap Fund	0.5	0.0
Fidelity Series Opportunistic Insights Fund	0.9	0.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
Fidelity Series Stock Selector Large Cap Value Fund	1.3	0.0
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	13.1	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.6
Fidelity Series Floating Rate High Income Fund	1.2	1.3
Fidelity Series High Income Fund	4.9	4.8
Fidelity Series Real Estate Income Fund	0.4	0.7
	7.0	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.4	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	21.2
Fidelity Short-Term Bond Fund	17.8	17.8
	39.5	39.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	4,821,452	$ 41,898,415
Domestic Equity Funds - 13.1%
Fidelity Blue Chip Growth Fund	552,449	29,550,512
Fidelity Disciplined Equity Fund	237,747	6,471,462
Fidelity Growth Company Fund	390,874	39,532,972
Fidelity Series 100 Index Fund	974,696	10,058,863
Fidelity Series All-Sector Equity Fund	3,380,842	43,443,824
Fidelity Series Equity-Income Fund	2,482,462	27,580,149
Fidelity Series Intrinsic Opportunities Fund	1,624,344	18,436,302
Fidelity Series Large Cap Value Fund	2,163,007	25,177,407
Fidelity Series Mega Cap Fund	915,130	10,075,586
Fidelity Series Opportunistic Insights Fund	1,830,561	20,136,167
Fidelity Series Real Estate Equity Fund	323,977	4,218,184
Fidelity Series Small Cap Opportunities Fund	919,185	11,333,546
Fidelity Series Stock Selector Large Cap Value Fund	2,471,149	27,676,866
Fidelity Small Cap Growth Fund	335,495	6,072,452
Fidelity Small Cap Value Fund	345,497	6,512,618
TOTAL DOMESTIC EQUITY FUNDS		286,276,910
TOTAL DOMESTIC EQUITY FUNDS (Cost $265,512,538)		328,175,325
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	3,464,239	43,822,625
Fidelity Series International Small Cap Fund	653,937	8,972,020
Fidelity Series International Value Fund	4,443,073	43,630,979
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		96,425,624
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	1,581,177	26,453,092
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $108,413,443)		122,878,716
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,071,517	$ 11,658,104
Fidelity Series Floating Rate High Income Fund	2,375,318	25,249,630
Fidelity Series High Income Fund	10,311,120	108,369,867
Fidelity Series Real Estate Income Fund	690,768	8,061,268
TOTAL HIGH YIELD BOND FUNDS		153,338,869
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund	21,939,407	249,889,843
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	40,896,487	471,536,497
TOTAL BOND FUNDS (Cost $805,940,315)		874,765,209
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Institutional Class	475,076,345	475,076,345
Fidelity Short-Term Bond Fund	45,443,228	390,811,762
TOTAL SHORT-TERM FUNDS (Cost $869,633,276)		865,888,107
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,049,499,572)		2,191,707,357
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41,587)
NET ASSETS - 100%		$ 2,191,665,770
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,049,499,572) - See accompanying schedule		$ 2,191,707,357
Cash		13
Receivable for investments sold		2,567,495
Receivable for fund shares sold		2,452,769
Total assets		2,196,727,634

Liabilities
Payable for investments purchased	$ 500,530
Payable for fund shares redeemed	4,561,334
Total liabilities		5,061,864

Net Assets		$ 2,191,665,770
Net Assets consist of:
Paid in capital		$ 2,017,646,445
Undistributed net investment income		2,058,651
Accumulated undistributed net realized gain (loss) on investments		29,752,889
Net unrealized appreciation (depreciation) on investments		142,207,785
Net Assets, for 184,069,765 shares outstanding		$ 2,191,665,770
Net Asset Value, offering price and redemption price per share ($2,191,665,770 ÷ 184,069,765 shares)		$ 11.91

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 30,039,521

Expenses
Independent trustees' compensation	$ 8,345
Total expenses before reductions	8,345
Expense reductions	(8,345)	-
Net investment income (loss)		30,039,521
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	45,407,286
Capital gain distributions from underlying funds	34,755,779
Total net realized gain (loss)		80,163,065
Change in net unrealized appreciation (depreciation) on underlying funds		(5,809,253)
Net gain (loss)		74,353,812
Net increase (decrease) in net assets resulting from operations		$ 104,393,333

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,039,521	$ 41,397,654
Net realized gain (loss)	80,163,065	61,728,198
Change in net unrealized appreciation (depreciation)	(5,809,253)	(22,188,979)
Net increase (decrease) in net assets resulting from operations	104,393,333	80,936,873
Distributions to shareholders from net investment income	(30,676,109)	(42,298,956)
Distributions to shareholders from net realized gain	(15,315,416)	(17,888,732)
Total distributions	(45,991,525)	(60,187,688)
Share transactions Proceeds from sales of shares	576,179,291	849,715,344
Reinvestment of distributions	45,296,041	59,298,592
Cost of shares redeemed	(871,916,280)	(1,405,719,831)
Net increase (decrease) in net assets resulting from share transactions	(250,440,948)	(496,705,895)
Total increase (decrease) in net assets	(192,039,140)	(475,956,710)

Net Assets
Beginning of period	2,383,704,910	2,859,661,620
End of period (including undistributed net investment income of $2,058,651 and undistributed net investment income of $2,695,240, respectively)	$ 2,191,665,770	$ 2,383,704,910
Other Information Shares
Sold	49,200,613	74,273,185
Issued in reinvestment of distributions	3,877,974	5,222,417
Redeemed	(74,491,637)	(123,177,428)
Net increase (decrease)	(21,413,050)	(43,681,826)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 11.48	$ 10.96	$ 9.37	$ 11.19
Income from Investment Operations
Net investment income (loss)B	.15	.18	.19	.26	.36
Net realized and unrealized gain (loss)	.40	.21	.60	1.65	(1.66)
Total from investment operations	.55	.39	.79	1.91	(1.30)
Distributions from net investment income	(.16)	(.19)	(.20)	(.26)	(.37)
Distributions from net realized gain	(.08)	(.08)	(.07)	(.06)	(.15)
Total distributions	(.24)	(.27)	(.27)	(.32) F	(.52)
Net asset value, end of period	$ 11.91	$ 11.60	$ 11.48	$ 10.96	$ 9.37
Total Return A	4.79%	3.47%	7.33%	20.60%	(11.97)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.32%	1.58%	1.71%	2.54%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,191,666	$ 2,383,705	$ 2,859,662	$ 2,734,398	$ 2,179,906
Portfolio turnover rate	14%	20%	38%	29%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	2.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.3	1.0
Fidelity Disciplined Equity Fund	0.3	1.3
Fidelity Growth Company Fund	1.8	2.1
Fidelity Series 100 Index Fund	0.4	1.8
Fidelity Series All-Sector Equity Fund	2.0	2.9
Fidelity Series Equity-Income Fund	1.3	0.0
Fidelity Series Intrinsic Opportunities Fund	0.9	0.0
Fidelity Series Large Cap Value Fund	1.1	2.5
Fidelity Series Mega Cap Fund	0.5	0.0
Fidelity Series Opportunistic Insights Fund	0.9	0.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
Fidelity Series Stock Selector Large Cap Value Fund	1.3	0.0
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	13.1	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.4
Fidelity Series High Income Fund	5.0	4.8
Fidelity Series Real Estate Income Fund	0.4	0.8
	7.0	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.4	11.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	21.3
Fidelity Short-Term Bond Fund	17.8	17.7
	39.5	39.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	2,170,886	$ 18,865,003
Domestic Equity Funds - 13.1%
Fidelity Blue Chip Growth Fund	251,624	13,459,390
Fidelity Disciplined Equity Fund	108,076	2,941,841
Fidelity Growth Company Fund	178,985	18,102,567
Fidelity Series 100 Index Fund	440,507	4,546,028
Fidelity Series All-Sector Equity Fund	1,537,182	19,752,787
Fidelity Series Equity-Income Fund	1,140,935	12,675,789
Fidelity Series Intrinsic Opportunities Fund	761,253	8,640,223
Fidelity Series Large Cap Value Fund	986,092	11,478,106
Fidelity Series Mega Cap Fund	420,622	4,631,043
Fidelity Series Opportunistic Insights Fund	841,603	9,257,628
Fidelity Series Real Estate Equity Fund	152,122	1,980,634
Fidelity Series Small Cap Opportunities Fund	419,382	5,170,986
Fidelity Series Stock Selector Large Cap Value Fund	1,136,252	12,726,026
Fidelity Small Cap Growth Fund	154,039	2,788,099
Fidelity Small Cap Value Fund	158,845	2,994,231
TOTAL DOMESTIC EQUITY FUNDS		131,145,378
TOTAL DOMESTIC EQUITY FUNDS (Cost $120,826,949)		150,010,381
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	1,591,456	20,131,920
Fidelity Series International Small Cap Fund	300,729	4,126,007
Fidelity Series International Value Fund	2,041,201	20,044,595
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		44,302,522
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	727,358	12,168,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $49,304,546)		56,471,214
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	495,477	$ 5,390,785
Fidelity Series Floating Rate High Income Fund	1,098,974	11,682,093
Fidelity Series High Income Fund	4,747,895	49,900,379
Fidelity Series Real Estate Income Fund	319,431	3,727,756
TOTAL HIGH YIELD BOND FUNDS		70,701,013
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund	10,073,874	114,741,430
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	18,682,570	215,410,032
TOTAL BOND FUNDS (Cost $368,776,866)		400,852,475
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Institutional Class	217,485,045	217,485,045
Fidelity Short-Term Bond Fund	20,783,574	178,738,729
TOTAL SHORT-TERM FUNDS (Cost $399,259,969)		396,223,774
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $938,168,330)		1,003,557,844
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,946)
NET ASSETS - 100%		$ 1,003,549,898
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $938,168,330) - See accompanying schedule		$ 1,003,557,844
Receivable for investments sold		1,514,643
Receivable for fund shares sold		559,532
Total assets		1,005,632,019

Liabilities
Payable for investments purchased	$ 227,325
Payable for fund shares redeemed	1,854,796
Total liabilities		2,082,121

Net Assets		$ 1,003,549,898
Net Assets consist of:
Paid in capital		$ 927,691,882
Undistributed net investment income		2,361,608
Accumulated undistributed net realized gain (loss) on investments		8,106,894
Net unrealized appreciation (depreciation) on investments		65,389,514
Net Assets, for 79,699,999 shares outstanding		$ 1,003,549,898
Net Asset Value, offering price and redemption price per share ($1,003,549,898 ÷ 79,699,999 shares)		$ 12.59

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 14,543,943

Expenses
Independent trustees' compensation	$ 4,079
Total expenses before reductions	4,079
Expense reductions	(4,079)	-
Net investment income (loss)		14,543,943
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	31,305,807
Capital gain distributions from underlying funds	16,584,709
Total net realized gain (loss)		47,890,516
Change in net unrealized appreciation (depreciation) on underlying funds		(12,705,167)
Net gain (loss)		35,185,349
Net increase (decrease) in net assets resulting from operations		$ 49,729,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,543,943	$ 21,265,544
Net realized gain (loss)	47,890,516	36,174,564
Change in net unrealized appreciation (depreciation)	(12,705,167)	(16,570,580)
Net increase (decrease) in net assets resulting from operations	49,729,292	40,869,528
Distributions to shareholders from net investment income	(15,922,623)	(21,732,556)
Distributions to shareholders from net realized gain	(7,401,419)	(10,057,268)
Total distributions	(23,324,042)	(31,789,824)
Share transactions Proceeds from sales of shares	211,998,303	367,699,508
Reinvestment of distributions	23,138,995	31,577,916
Cost of shares redeemed	(473,996,472)	(674,322,091)
Net increase (decrease) in net assets resulting from share transactions	(238,859,174)	(275,044,667)
Total increase (decrease) in net assets	(212,453,924)	(265,964,963)

Net Assets
Beginning of period	1,216,003,822	1,481,968,785
End of period (including undistributed net investment income of $2,361,608 and undistributed net investment income of $3,740,287, respectively)	$ 1,003,549,898	$ 1,216,003,822
Other Information Shares
Sold	17,091,972	30,270,221
Issued in reinvestment of distributions	1,877,679	2,645,308
Redeemed	(38,251,373)	(55,588,770)
Net increase (decrease)	(19,281,722)	(22,673,241)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.29	$ 12.18	$ 11.61	$ 9.86	$ 12.08
Income from Investment Operations
Net investment income (loss) B	.16	.19	.20	.27	.37
Net realized and unrealized gain (loss)	.41	.22	.67	1.83	(1.97)
Total from investment operations	.57	.41	.87	2.10	(1.60)
Distributions from net investment income	(.18)	(.20)	(.22)	(.29)	(.41)
Distributions from net realized gain	(.09)	(.10)	(.08)	(.06)	(.21)
Total distributions	(.27)	(.30)	(.30)	(.35) F	(.62)
Net asset value, end of period	$ 12.59	$ 12.29	$ 12.18	$ 11.61	$ 9.86
Total Return A	4.70%	3.45%	7.56%	21.46%	(13.60)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.32%	1.58%	1.67%	2.47%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,003,550	$ 1,216,004	$ 1,481,969	$ 1,708,818	$ 1,443,544
Portfolio turnover rate	12%	19%	32%	31%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.8	4.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.3	1.8
Fidelity Disciplined Equity Fund	0.5	2.4
Fidelity Growth Company Fund	3.1	3.6
Fidelity Series 100 Index Fund	0.8	3.2
Fidelity Series All-Sector Equity Fund	3.4	5.2
Fidelity Series Equity-Income Fund	2.2	0.0
Fidelity Series Intrinsic Opportunities Fund	1.2	0.0
Fidelity Series Large Cap Value Fund	2.0	4.5
Fidelity Series Mega Cap Fund	0.8	0.0
Fidelity Series Opportunistic Insights Fund	1.6	0.0
Fidelity Series Real Estate Equity Fund	0.3	0.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
Fidelity Series Stock Selector Large Cap Value Fund	2.2	0.0
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Value Fund	0.5	0.5
	22.3	22.9
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.4
	7.4	7.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.1	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.2
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	7.1	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.1	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.0	18.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	16.6	15.4
Fidelity Short-Term Bond Fund	13.6	12.4
	30.2	27.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.8%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.0%
Short-Term Funds	30.2%

Six months ago
Commodity Funds	4.2%
Domestic Equity Funds	22.9%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.3%
Short-Term Funds	27.8%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 26.1%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund (a)	3,046,059	$ 26,470,248
Domestic Equity Funds - 22.3%
Fidelity Blue Chip Growth Fund	309,781	16,570,159
Fidelity Disciplined Equity Fund	132,716	3,612,518
Fidelity Growth Company Fund	213,797	21,623,451
Fidelity Series 100 Index Fund	536,628	5,538,000
Fidelity Series All-Sector Equity Fund	1,864,763	23,962,206
Fidelity Series Equity-Income Fund	1,382,583	15,360,498
Fidelity Series Intrinsic Opportunities Fund	761,047	8,637,881
Fidelity Series Large Cap Value Fund	1,205,471	14,031,678
Fidelity Series Mega Cap Fund	508,729	5,601,103
Fidelity Series Opportunistic Insights Fund	1,017,576	11,193,340
Fidelity Series Real Estate Equity Fund	189,030	2,461,176
Fidelity Series Small Cap Opportunities Fund	516,109	6,363,627
Fidelity Series Stock Selector Large Cap Value Fund	1,377,789	15,431,236
Fidelity Small Cap Growth Fund	187,471	3,393,222
Fidelity Small Cap Value Fund	192,855	3,635,319
TOTAL DOMESTIC EQUITY FUNDS		157,415,414
TOTAL DOMESTIC EQUITY FUNDS (Cost $174,010,031)		183,885,662
International Equity Funds - 9.5%

Developed International Equity Funds - 7.4%
Fidelity Series International Growth Fund	1,879,835	23,779,915
Fidelity Series International Small Cap Fund	355,283	4,874,479
Fidelity Series International Value Fund	2,392,107	23,490,490
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		52,144,884
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	872,345	14,594,326
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,137,140)		66,739,210
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	432,170	$ 4,702,012
Fidelity Series Floating Rate High Income Fund	768,314	8,167,175
Fidelity Series High Income Fund	3,240,174	34,054,224
Fidelity Series Real Estate Income Fund	287,956	3,360,451
TOTAL HIGH YIELD BOND FUNDS		50,283,862
Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund	5,637,373	64,209,676
Investment Grade Bond Funds - 18.0%
Fidelity Series Investment Grade Bond Fund	10,970,104	126,485,301
TOTAL BOND FUNDS (Cost $236,285,091)		240,978,839
Short-Term Funds - 30.2%

Fidelity Institutional Money Market Portfolio Institutional Class	116,878,761	116,878,761
Fidelity Short-Term Bond Fund	11,128,004	95,700,835
TOTAL SHORT-TERM FUNDS (Cost $213,660,360)		212,579,596
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $687,092,622)		704,183,307
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24)
NET ASSETS - 100%		$ 704,183,283
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $687,092,622) - See accompanying schedule		$ 704,183,307
Receivable for investments sold		375,368
Receivable for fund shares sold		498,627
Total assets		705,057,302

Liabilities
Payable for investments purchased	$ 25
Payable for fund shares redeemed	873,994
Total liabilities		874,019

Net Assets		$ 704,183,283
Net Assets consist of:
Paid in capital		$ 710,800,439
Undistributed net investment income		1,446,777
Accumulated undistributed net realized gain (loss) on investments		(25,154,618)
Net unrealized appreciation (depreciation) on investments		17,090,685
Net Assets, for 61,077,982 shares outstanding		$ 704,183,283
Net Asset Value, offering price and redemption price per share ($704,183,283 ÷ 61,077,982 shares)		$ 11.53

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 10,136,653

Expenses
Independent trustees' compensation	$ 2,705
Total expenses before reductions	2,705
Expense reductions	(2,705)	-
Net investment income (loss)		10,136,653
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,342,250
Capital gain distributions from underlying funds	12,210,203
Total net realized gain (loss)		22,552,453
Change in net unrealized appreciation (depreciation) on underlying funds		8,411,298
Net gain (loss)		30,963,751
Net increase (decrease) in net assets resulting from operations		$ 41,100,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,136,653	$ 13,483,753
Net realized gain (loss)	22,552,453	22,827,059
Change in net unrealized appreciation (depreciation)	8,411,298	(17,764,598)
Net increase (decrease) in net assets resulting from operations	41,100,404	18,546,214
Distributions to shareholders from net investment income	(10,742,526)	(13,768,494)
Distributions to shareholders from net realized gain	(4,341,485)	(9,568,884)
Total distributions	(15,084,011)	(23,337,378)
Share transactions Proceeds from sales of shares	171,676,253	262,175,970
Reinvestment of distributions	14,972,075	23,180,949
Cost of shares redeemed	(306,330,103)	(415,117,192)
Net increase (decrease) in net assets resulting from share transactions	(119,681,775)	(129,760,273)
Total increase (decrease) in net assets	(93,665,382)	(134,551,437)

Net Assets
Beginning of period	797,848,665	932,400,102
End of period (including undistributed net investment income of $1,446,777 and undistributed net investment income of $2,052,650, respectively)	$ 704,183,283	$ 797,848,665
Other Information Shares
Sold	15,303,988	24,006,753
Issued in reinvestment of distributions	1,345,365	2,184,224
Redeemed	(27,376,874)	(38,147,213)
Net increase (decrease)	(10,727,521)	(11,956,236)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.13	$ 10.32	$ 8.02	$ 11.19
Income from Investment Operations
Net investment income (loss) B	.15	.17	.17	.23	.29
Net realized and unrealized gain (loss)	.51	.12	.91	2.39	(2.88)
Total from investment operations	.66	.29	1.08	2.62	(2.59)
Distributions from net investment income	(.17)	(.18)	(.19)	(.24)	(.32)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.08)	(.26)
Total distributions	(.24)	(.31)	(.27) G	(.32) F	(.58)
Net asset value, end of period	$ 11.53	$ 11.11	$ 11.13	$ 10.32	$ 8.02
Total Return A	5.99%	2.76%	10.64%	32.83%	(23.91)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.38%	1.58%	1.60%	2.37%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,183	$ 797,849	$ 932,400	$ 1,013,924	$ 770,642
Portfolio turnover rate	22%	29%	38%	34%	43%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.0	5.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	2.3
Fidelity Disciplined Equity Fund	0.7	3.2
Fidelity Growth Company Fund	4.3	5.0
Fidelity Series 100 Index Fund	1.1	4.3
Fidelity Series All-Sector Equity Fund	4.7	7.1
Fidelity Series Equity-Income Fund	3.0	0.0
Fidelity Series Intrinsic Opportunities Fund	1.7	0.0
Fidelity Series Large Cap Value Fund	2.8	6.1
Fidelity Series Mega Cap Fund	1.1	0.0
Fidelity Series Opportunistic Insights Fund	2.2	0.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	1.2	1.2
Fidelity Series Stock Selector Large Cap Value Fund	3.0	0.0
Fidelity Small Cap Growth Fund	0.6	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	30.7	31.0
Developed International Equity Funds
Fidelity Series International Growth Fund	4.7	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.6	4.5
	10.2	10.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.5
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.8
	7.1	7.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.2	10.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.0
Fidelity Short-Term Bond Fund	5.6	5.0
	12.5	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.2%
Investment Grade Bond Funds	21.5%
Short-Term Funds	12.5%

Six months ago
Commodity Funds	5.2%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.0%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.7%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.6%
Short-Term Funds	11.0%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	23.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)	33,491,087	$ 291,037,550
Domestic Equity Funds - 30.7%
Fidelity Blue Chip Growth Fund	3,479,435	186,114,976
Fidelity Disciplined Equity Fund	1,501,257	40,864,204
Fidelity Growth Company Fund	2,491,910	252,031,793
Fidelity Series 100 Index Fund	6,121,116	63,169,918
Fidelity Series All-Sector Equity Fund	21,391,805	274,884,699
Fidelity Series Equity-Income Fund	15,862,181	176,228,827
Fidelity Series Intrinsic Opportunities Fund	9,010,778	102,272,330
Fidelity Series Large Cap Value Fund	13,942,829	162,294,534
Fidelity Series Mega Cap Fund	5,838,385	64,280,620
Fidelity Series Opportunistic Insights Fund	11,670,526	128,375,786
Fidelity Series Real Estate Equity Fund	2,064,303	26,877,220
Fidelity Series Small Cap Opportunities Fund	5,764,685	71,078,566
Fidelity Series Stock Selector Large Cap Value Fund	15,834,352	177,344,742
Fidelity Small Cap Growth Fund	2,126,105	38,482,496
Fidelity Small Cap Value Fund	2,192,610	41,330,695
TOTAL DOMESTIC EQUITY FUNDS		1,805,631,406
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,957,850,571)		2,096,668,956
International Equity Funds - 13.0%

Developed International Equity Funds - 10.2%
Fidelity Series International Growth Fund	21,646,939	273,833,776
Fidelity Series International Small Cap Fund	4,066,309	55,789,764
Fidelity Series International Value Fund	27,665,104	271,671,324
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		601,294,864
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	9,868,656	165,102,623
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $723,223,744)		766,397,487
Bond Funds - 38.8%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	3,573,460	$ 38,879,246
Fidelity Series Floating Rate High Income Fund	6,342,974	67,425,812
Fidelity Series High Income Fund	26,814,283	281,818,109
Fidelity Series Real Estate Income Fund	2,589,150	30,215,379
TOTAL HIGH YIELD BOND FUNDS		418,338,546
Inflation-Protected Bond Funds - 10.2%
Fidelity Series Inflation-Protected Bond Index Fund	52,340,631	596,159,790
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	109,755,351	1,265,479,190
TOTAL BOND FUNDS (Cost $2,225,399,128)		2,279,977,526
Short-Term Funds - 12.5%

Fidelity Institutional Money Market Portfolio Institutional Class	404,251,789	404,251,789
Fidelity Short-Term Bond Fund	38,607,035	332,020,499
TOTAL SHORT-TERM FUNDS (Cost $744,669,747)		736,272,288
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,651,143,190)		5,879,316,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,688)
NET ASSETS - 100%		$ 5,879,291,569
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $5,651,143,190) - See accompanying schedule		$ 5,879,316,257
Receivable for investments sold		9,889,834
Receivable for fund shares sold		3,819,193
Other receivables		56,650
Total assets		5,893,081,934

Liabilities
Payable for investments purchased	$ 3,129,672
Payable for fund shares redeemed	10,604,043
Other payables and accrued expenses	56,650
Total liabilities		13,790,365

Net Assets		$ 5,879,291,569
Net Assets consist of:
Paid in capital		$ 5,818,553,548
Undistributed net investment income		12,027,472
Accumulated undistributed net realized gain (loss) on investments		(179,462,518)
Net unrealized appreciation (depreciation) on investments		228,173,067
Net Assets, for 400,857,447 shares outstanding		$ 5,879,291,569
Net Asset Value, offering price and redemption price per share ($5,879,291,569 ÷ 400,857,447 shares)		$ 14.67

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 97,566,494

Expenses
Independent trustees' compensation	$ 23,408
Total expenses before reductions	23,408
Expense reductions	(23,408)	-
Net investment income (loss)		97,566,494
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	141,963,921
Capital gain distributions from underlying funds	129,243,530
Total net realized gain (loss)		271,207,451
Change in net unrealized appreciation (depreciation) on underlying funds		59,475,421
Net gain (loss)		330,682,872
Net increase (decrease) in net assets resulting from operations		$ 428,249,366

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 97,566,494	$ 137,057,347
Net realized gain (loss)	271,207,451	292,480,286
Change in net unrealized appreciation (depreciation)	59,475,421	(290,060,057)
Net increase (decrease) in net assets resulting from operations	428,249,366	139,477,576
Distributions to shareholders from net investment income	(104,287,093)	(140,843,917)
Distributions to shareholders from net realized gain	(42,473,324)	(108,792,143)
Total distributions	(146,760,417)	(249,636,060)
Share transactions Proceeds from sales of shares	1,055,233,571	1,448,243,890
Reinvestment of distributions	145,632,188	247,426,763
Cost of shares redeemed	(2,663,149,142)	(4,226,677,321)
Net increase (decrease) in net assets resulting from share transactions	(1,462,283,383)	(2,531,006,668)
Total increase (decrease) in net assets	(1,180,794,434)	(2,641,165,152)

Net Assets
Beginning of period	7,060,086,003	9,701,251,155
End of period (including undistributed net investment income of $12,027,472 and undistributed net investment income of $18,748,071, respectively)	$ 5,879,291,569	$ 7,060,086,003
Other Information Shares
Sold	74,675,351	105,551,960
Issued in reinvestment of distributions	10,401,803	18,684,890
Redeemed	(188,864,045)	(309,880,969)
Net increase (decrease)	(103,786,891)	(185,644,119)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 14.05	$ 12.89	$ 9.87	$ 14.07
Income from Investment Operations
Net investment income (loss)B	.22	.23	.22	.29	.37
Net realized and unrealized gain (loss)	.80	.17	1.31	3.14	(3.77)
Total from investment operations	1.02	.40	1.53	3.43	(3.40)
Distributions from net investment income	(.24)	(.26)	(.25)	(.31)	(.40)
Distributions from net realized gain	(.10)	(.20)	(.12)	(.11)	(.40)
Total distributions	(.34)	(.46)	(.37)	(.41) F	(.80)
Net asset value, end of period	$ 14.67	$ 13.99	$ 14.05	$ 12.89	$ 9.87
Total Return A	7.43%	3.01%	12.02%	34.99%	(25.06)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	1.67%	1.64%	2.40%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,879,292	$ 7,060,086	$ 9,701,251	$ 11,088,228	$ 9,130,697
Portfolio turnover rate	19%	18%	34%	25%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.3	5.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	2.3
Fidelity Disciplined Equity Fund	0.7	3.3
Fidelity Growth Company Fund	4.5	5.1
Fidelity Series 100 Index Fund	1.1	4.5
Fidelity Series All-Sector Equity Fund	4.9	7.3
Fidelity Series Equity-Income Fund	3.1	0.0
Fidelity Series Intrinsic Opportunities Fund	1.8	0.0
Fidelity Series Large Cap Value Fund	2.9	6.2
Fidelity Series Mega Cap Fund	1.1	0.0
Fidelity Series Opportunistic Insights Fund	2.3	0.0
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	1.3	1.2
Fidelity Series Stock Selector Large Cap Value Fund	3.1	0.0
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	32.0	31.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.8	4.7
	10.6	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	1.1	1.4
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.8
	7.0	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
Fidelity Short-Term Bond Fund	4.4	4.3
	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.1%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund (a)	39,861,859	$ 346,399,555
Domestic Equity Funds - 32.0%
Fidelity Blue Chip Growth Fund	3,996,255	213,759,696
Fidelity Disciplined Equity Fund	1,728,202	47,041,667
Fidelity Growth Company Fund	2,899,096	293,214,576
Fidelity Series 100 Index Fund	7,095,188	73,222,342
Fidelity Series All-Sector Equity Fund	24,620,405	316,372,211
Fidelity Series Equity-Income Fund	18,032,150	200,337,181
Fidelity Series Intrinsic Opportunities Fund	10,438,110	118,472,548
Fidelity Series Large Cap Value Fund	16,379,007	190,651,645
Fidelity Series Mega Cap Fund	6,645,121	73,162,778
Fidelity Series Opportunistic Insights Fund	13,285,864	146,144,507
Fidelity Series Real Estate Equity Fund	2,332,001	30,362,650
Fidelity Series Small Cap Opportunities Fund	6,640,737	81,880,283
Fidelity Series Stock Selector Large Cap Value Fund	18,009,498	201,706,380
Fidelity Small Cap Growth Fund	2,486,964	45,014,044
Fidelity Small Cap Value Fund	2,567,835	48,403,699
TOTAL DOMESTIC EQUITY FUNDS		2,079,746,207
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,209,140,024)		2,426,145,762
International Equity Funds - 13.5%

Developed International Equity Funds - 10.6%
Fidelity Series International Growth Fund	24,756,367	313,168,036
Fidelity Series International Small Cap Fund	4,659,055	63,922,233
Fidelity Series International Value Fund	31,665,330	310,953,542
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		688,043,811
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	11,299,911	189,047,511
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $813,560,805)		877,091,322
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	3,924,159	$ 42,694,851
Fidelity Series Floating Rate High Income Fund	6,954,709	73,928,556
Fidelity Series High Income Fund	29,032,113	305,127,509
Fidelity Series Real Estate Income Fund	3,136,064	36,597,869
TOTAL HIGH YIELD BOND FUNDS		458,348,785
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	56,490,220	643,423,611
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	127,328,675	1,468,099,626
TOTAL BOND FUNDS (Cost $2,475,139,772)		2,569,872,022
Short-Term Funds - 9.7%

Fidelity Institutional Money Market Portfolio Institutional Class	347,754,811	347,754,811
Fidelity Short-Term Bond Fund	33,293,044	286,320,176
TOTAL SHORT-TERM FUNDS (Cost $636,170,620)		634,074,987
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,134,011,221)		6,507,184,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,924)
NET ASSETS - 100%		$ 6,507,169,169
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $6,134,011,221) - See accompanying schedule		$ 6,507,184,093
Receivable for investments sold		7,592,252
Receivable for fund shares sold		6,467,359
Total assets		6,521,243,704

Liabilities
Payable for investments purchased	$ 3,614,479
Payable for fund shares redeemed	10,460,056
Total liabilities		14,074,535

Net Assets		$ 6,507,169,169
Net Assets consist of:
Paid in capital		$ 6,095,661,999
Undistributed net investment income		13,159,621
Accumulated undistributed net realized gain (loss) on investments		25,174,677
Net unrealized appreciation (depreciation) on investments		373,172,872
Net Assets, for 529,864,651 shares outstanding		$ 6,507,169,169
Net Asset Value, offering price and redemption price per share ($6,507,169,169 ÷ 529,864,651 shares)		$ 12.28

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 104,883,570

Expenses
Independent trustees' compensation	$ 24,593
Total expenses before reductions	24,593
Expense reductions	(24,593)	-
Net investment income (loss)		104,883,570
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	241,278,883
Capital gain distributions from underlying funds	141,568,957
Total net realized gain (loss)		382,847,840
Change in net unrealized appreciation (depreciation) on underlying funds		(18,263,602)
Net gain (loss)		364,584,238
Net increase (decrease) in net assets resulting from operations		$ 469,467,808

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,883,570	$ 135,913,221
Net realized gain (loss)	382,847,840	661,549,310
Change in net unrealized appreciation (depreciation)	(18,263,602)	(639,151,542)
Net increase (decrease) in net assets resulting from operations	469,467,808	158,310,989
Distributions to shareholders from net investment income	(110,329,490)	(137,866,230)
Distributions to shareholders from net realized gain	(45,506,416)	(106,366,861)
Total distributions	(155,835,906)	(244,233,091)
Share transactions Proceeds from sales of shares	1,800,318,470	2,362,612,585
Reinvestment of distributions	155,091,386	242,953,703
Cost of shares redeemed	(3,017,087,231)	(4,115,744,958)
Net increase (decrease) in net assets resulting from share transactions	(1,061,677,375)	(1,510,178,670)
Total increase (decrease) in net assets	(748,045,473)	(1,596,100,772)

Net Assets
Beginning of period	7,255,214,642	8,851,315,414
End of period (including undistributed net investment income of $13,159,621 and undistributed net investment income of $18,605,542, respectively)	$ 6,507,169,169	$ 7,255,214,642
Other Information Shares
Sold	152,357,073	206,404,025
Issued in reinvestment of distributions	13,251,938	22,000,679
Redeemed	(256,121,423)	(361,888,007)
Net increase (decrease)	(90,512,412)	(133,483,303)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.74	$ 10.74	$ 8.13	$ 11.73
Income from Investment Operations
Net investment income (loss) B	.18	.20	.18	.24	.29
Net realized and unrealized gain (loss)	.69	.12	1.12	2.70	(3.29)
Total from investment operations	.87	.32	1.30	2.94	(3.00)
Distributions from net investment income	(.20)	(.21)	(.20)	(.24)	(.30)
Distributions from net realized gain	(.08)	(.16)	(.10)	(.09)	(.30)
Total distributions	(.28)	(.37)	(.30)	(.33) F	(.60)
Net asset value, end of period	$ 12.28	$ 11.69	$ 11.74	$ 10.74	$ 8.13
Total Return A	7.60%	2.95%	12.24%	36.33%	(26.45)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.57%	1.71%	1.66%	2.38%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,507,169	$ 7,255,215	$ 8,851,315	$ 8,848,519	$ 6,089,406
Portfolio turnover rate	23%	24%	43%	30%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.8	6.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.6	2.6
Fidelity Disciplined Equity Fund	0.8	3.8
Fidelity Growth Company Fund	4.9	5.7
Fidelity Series 100 Index Fund	1.2	5.0
Fidelity Series All-Sector Equity Fund	5.4	8.2
Fidelity Series Equity-Income Fund	3.4	0.0
Fidelity Series Intrinsic Opportunities Fund	1.9	0.0
Fidelity Series Large Cap Value Fund	3.2	7.0
Fidelity Series Mega Cap Fund	1.2	0.0
Fidelity Series Opportunistic Insights Fund	2.5	0.0
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
Fidelity Series Stock Selector Large Cap Value Fund	3.4	0.0
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.8	0.8
	35.0	35.8
Developed International Equity Funds
Fidelity Series International Growth Fund	5.2	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.2	5.3
	11.5	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.8
Fidelity Series Floating Rate High Income Fund	1.1	1.3
Fidelity Series High Income Fund	5.4	5.7
Fidelity Series Real Estate Income Fund	0.6	0.7
	7.9	8.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.7	20.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	2.9
Fidelity Short-Term Bond Fund	3.0	2.5
	6.7	5.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.8%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.9%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Six months ago
Commodity Funds	6.2%
Domestic Equity Funds	35.8%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.5%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	20.8%
Short-Term Funds	5.4%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	24.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Commodity Funds - 5.8%
Fidelity Series Commodity Strategy Fund (a)	91,279,801	$ 793,221,467
Domestic Equity Funds - 35.0%
Fidelity Blue Chip Growth Fund	9,199,155	492,062,782
Fidelity Disciplined Equity Fund	3,977,667	108,272,106
Fidelity Growth Company Fund	6,557,058	663,180,853
Fidelity Series 100 Index Fund	16,238,268	167,578,924
Fidelity Series All-Sector Equity Fund	56,478,384	725,747,232
Fidelity Series Equity-Income Fund	41,473,864	460,774,634
Fidelity Series Intrinsic Opportunities Fund	23,075,637	261,908,477
Fidelity Series Large Cap Value Fund	36,932,559	429,894,987
Fidelity Series Mega Cap Fund	15,262,790	168,043,313
Fidelity Series Opportunistic Insights Fund	30,510,093	335,611,023
Fidelity Series Real Estate Equity Fund	5,544,753	72,192,684
Fidelity Series Small Cap Opportunities Fund	15,254,246	188,084,857
Fidelity Series Stock Selector Large Cap Value Fund	41,409,372	463,784,970
Fidelity Small Cap Growth Fund	5,587,095	101,126,412
Fidelity Small Cap Value Fund	5,755,756	108,495,992
TOTAL DOMESTIC EQUITY FUNDS		4,746,759,246
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,976,991,673)		5,539,980,713
International Equity Funds - 14.7%

Developed International Equity Funds - 11.5%
Fidelity Series International Growth Fund	56,519,042	714,965,886
Fidelity Series International Small Cap Fund	10,595,147	145,365,421
Fidelity Series International Value Fund	72,067,510	707,702,951
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,568,034,258
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	25,855,858	432,568,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,861,047,099)		2,000,602,762
Bond Funds - 37.8%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund	9,802,674	$ 106,653,094
Fidelity Series Floating Rate High Income Fund	14,509,934	154,240,602
Fidelity Series High Income Fund	69,553,488	731,007,157
Fidelity Series Real Estate Income Fund	7,017,735	81,896,972
TOTAL HIGH YIELD BOND FUNDS		1,073,797,825
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	97,439,181	1,109,832,266
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund	255,378,047	2,944,508,889
TOTAL BOND FUNDS (Cost $4,972,514,685)		5,128,138,980
Short-Term Funds - 6.7%

Fidelity Institutional Money Market Portfolio Institutional Class	500,577,942	500,577,942
Fidelity Short-Term Bond Fund	47,752,667	410,672,936
TOTAL SHORT-TERM FUNDS (Cost $909,317,864)		911,250,878
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,719,871,321)		13,579,973,333
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,876)
NET ASSETS - 100%		$ 13,579,950,457
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $12,719,871,321) - See accompanying schedule		$ 13,579,973,333
Cash		5
Receivable for investments sold		20,053,447
Receivable for fund shares sold		13,994,697
Other receivables		96,191
Total assets		13,614,117,673

Liabilities
Payable for investments purchased	$ 8,254,399
Payable for fund shares redeemed	25,816,629
Other payables and accrued expenses	96,188
Total liabilities		34,167,216

Net Assets		$ 13,579,950,457
Net Assets consist of:
Paid in capital		$ 12,659,043,140
Undistributed net investment income		29,295,135
Accumulated undistributed net realized gain (loss) on investments		31,510,170
Net unrealized appreciation (depreciation) on investments		860,102,012
Net Assets, for 909,081,376 shares outstanding		$ 13,579,950,457
Net Asset Value, offering price and redemption price per share ($13,579,950,457 ÷ 909,081,376 shares)		$ 14.94

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 232,843,698

Expenses
Independent trustees' compensation	$ 52,044
Total expenses before reductions	52,044
Expense reductions	(52,044)	-
Net investment income (loss)		232,843,698
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	666,027,626
Capital gain distributions from underlying funds	300,189,583
Total net realized gain (loss)		966,217,209
Change in net unrealized appreciation (depreciation) on underlying funds		(145,899,197)
Net gain (loss)		820,318,012
Net increase (decrease) in net assets resulting from operations		$ 1,053,161,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 232,843,698	$ 300,423,343
Net realized gain (loss)	966,217,209	1,692,371,659
Change in net unrealized appreciation (depreciation)	(145,899,197)	(1,822,697,842)
Net increase (decrease) in net assets resulting from operations	1,053,161,710	170,097,160
Distributions to shareholders from net investment income	(243,387,454)	(305,833,965)
Distributions to shareholders from net realized gain	(89,218,598)	(255,195,490)
Total distributions	(332,606,052)	(561,029,455)
Share transactions Proceeds from sales of shares	3,011,958,439	3,897,423,920
Reinvestment of distributions	331,286,060	557,517,048
Cost of shares redeemed	(5,907,826,193)	(8,563,423,133)
Net increase (decrease) in net assets resulting from share transactions	(2,564,581,694)	(4,108,482,165)
Total increase (decrease) in net assets	(1,844,026,036)	(4,499,414,460)

Net Assets
Beginning of period	15,423,976,493	19,923,390,953
End of period (including undistributed net investment income of $29,295,135 and undistributed net investment income of $39,838,891, respectively)	$ 13,579,950,457	$ 15,423,976,493
Other Information Shares
Sold	210,663,326	281,444,802
Issued in reinvestment of distributions	23,411,907	41,972,559
Redeemed	(414,285,789)	(624,065,257)
Net increase (decrease)	(180,210,556)	(300,647,896)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.16	$ 14.33	$ 12.98	$ 9.42	$ 14.66
Income from Investment Operations
Net investment income (loss) B	.24	.24	.22	.27	.33
Net realized and unrealized gain (loss)	.89	.08 E	1.50	3.68	(4.74)
Total from investment operations	1.13	.32	1.72	3.95	(4.41)
Distributions from net investment income	(.25)	(.26)	(.24)	(.29)	(.31)
Distributions from net realized gain	(.10)	(.22)	(.14)	(.11)	(.52)
Total distributions	(.35)	(.49) I	(.37) H	(.39) G	(.83)
Net asset value, end of period	$ 14.94	$ 14.16	$ 14.33	$ 12.98	$ 9.42
Total Return A	8.12%	2.45%	13.47%	42.19%	(31.39)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.65%	1.74%	1.69%	2.30%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,579,950	$ 15,423,976	$ 19,923,391	$ 20,563,040	$ 14,316,696
Portfolio turnover rate	25%	24%	42%	29%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $,236 and distributions from net realized gain of $.135 per share.

I Total distributions of $.49 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.222 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.2	7.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.4	3.1
Fidelity Disciplined Equity Fund	1.0	4.5
Fidelity Growth Company Fund	6.0	6.8
Fidelity Series 100 Index Fund	1.5	5.9
Fidelity Series All-Sector Equity Fund	6.5	9.7
Fidelity Series Equity-Income Fund	4.0	0.0
Fidelity Series Intrinsic Opportunities Fund	2.5	0.0
Fidelity Series Large Cap Value Fund	3.9	8.3
Fidelity Series Mega Cap Fund	1.5	0.0
Fidelity Series Opportunistic Insights Fund	2.9	0.0
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	1.7	1.6
Fidelity Series Stock Selector Large Cap Value Fund	4.1	0.0
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Value Fund	1.0	0.9
	42.5	42.3
Developed International Equity Funds
Fidelity Series International Growth Fund	6.3	6.5
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.3	6.4
	13.9	14.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.9	4.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.8
Fidelity Series Floating Rate High Income Fund	1.0	1.1
Fidelity Series High Income Fund	6.9	6.8
Fidelity Series Real Estate Income Fund	0.5	0.6
	9.2	9.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.4	5.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.2	17.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.2
Fidelity Short-Term Bond Fund	0.3	0.2
	0.7	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	42.5%
Developed International Equity Funds	13.9%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.3%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.3%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	17.0%
Short-Term Funds	0.4%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	19.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 49.7%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund (a)	68,019,945	$ 591,093,320
Domestic Equity Funds - 42.5%
Fidelity Blue Chip Growth Fund	6,751,851	361,156,496
Fidelity Disciplined Equity Fund	2,934,801	79,885,277
Fidelity Growth Company Fund	4,927,843	498,402,031
Fidelity Series 100 Index Fund	12,038,903	124,241,484
Fidelity Series All-Sector Equity Fund	41,578,686	534,286,119
Fidelity Series Equity-Income Fund	29,925,499	332,472,297
Fidelity Series Intrinsic Opportunities Fund	17,835,987	202,438,452
Fidelity Series Large Cap Value Fund	27,588,712	321,132,608
Fidelity Series Mega Cap Fund	11,032,635	121,469,306
Fidelity Series Opportunistic Insights Fund	22,063,258	242,695,836
Fidelity Series Real Estate Equity Fund	3,899,421	50,770,463
Fidelity Series Small Cap Opportunities Fund	11,258,907	138,822,327
Fidelity Series Stock Selector Large Cap Value Fund	29,928,227	335,196,146
Fidelity Small Cap Growth Fund	4,243,142	76,800,863
Fidelity Small Cap Value Fund	4,383,269	82,624,629
TOTAL DOMESTIC EQUITY FUNDS		3,502,394,334
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,733,211,428)		4,093,487,654
International Equity Funds - 17.8%

Developed International Equity Funds - 13.9%
Fidelity Series International Growth Fund	41,305,340	522,512,545
Fidelity Series International Small Cap Fund	7,746,227	106,278,239
Fidelity Series International Value Fund	52,734,686	517,854,612
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,146,645,396
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund	18,898,486	316,171,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,336,057,963)		1,462,817,059
Bond Funds - 31.8%
	Shares	Value
High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	5,868,092	$ 63,844,839
Fidelity Series Floating Rate High Income Fund	7,540,143	80,151,717
Fidelity Series High Income Fund	54,217,908	569,830,215
Fidelity Series Real Estate Income Fund	3,933,891	45,908,504
TOTAL HIGH YIELD BOND FUNDS		759,735,275
Inflation-Protected Bond Funds - 5.4%
Fidelity Series Inflation-Protected Bond Index Fund	38,798,921	441,919,712
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	122,483,026	1,412,229,289
TOTAL BOND FUNDS (Cost $2,518,232,547)		2,613,884,276
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Institutional Class	32,776,776	32,776,776
Fidelity Short-Term Bond Fund	3,130,162	26,919,395
TOTAL SHORT-TERM FUNDS (Cost $59,562,689)		59,696,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,647,064,627)		8,229,885,160
NET OTHER ASSETS (LIABILITIES) - 0.0%		(434)
NET ASSETS - 100%		$ 8,229,884,726
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $7,647,064,627) - See accompanying schedule		$ 8,229,885,160
Receivable for investments sold		6,125,850
Receivable for fund shares sold		10,069,908
Total assets		8,246,080,918

Liabilities
Payable for investments purchased	$ 6,942,560
Payable for fund shares redeemed	9,253,632
Total liabilities		16,196,192

Net Assets		$ 8,229,884,726
Net Assets consist of:
Paid in capital		$ 7,553,811,912
Undistributed net investment income		16,405,156
Accumulated undistributed net realized gain (loss) on investments		76,847,125
Net unrealized appreciation (depreciation) on investments		582,820,533
Net Assets, for 654,254,722 shares outstanding		$ 8,229,884,726
Net Asset Value, offering price and redemption price per share ($8,229,884,726 ÷ 654,254,722 shares)		$ 12.58

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 140,023,295

Expenses
Independent trustees' compensation	$ 29,616
Total expenses before reductions	29,616
Expense reductions	(29,616)	-
Net investment income (loss)		140,023,295
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	124,637,022
Capital gain distributions from underlying funds	175,839,813
Total net realized gain (loss)		300,476,835
Change in net unrealized appreciation (depreciation) on underlying funds		245,402,402
Net gain (loss)		545,879,237
Net increase (decrease) in net assets resulting from operations		$ 685,902,532

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,023,295	$ 159,820,643
Net realized gain (loss)	300,476,835	26,267,400
Change in net unrealized appreciation (depreciation)	245,402,402	(133,838,722)
Net increase (decrease) in net assets resulting from operations	685,902,532	52,249,321
Distributions to shareholders from net investment income	(143,208,455)	(161,271,864)
Distributions to shareholders from net realized gain	(41,403,773)	(144,613,448)
Total distributions	(184,612,228)	(305,885,312)
Share transactions Proceeds from sales of shares	2,165,051,657	2,683,363,305
Reinvestment of distributions	184,222,369	305,282,160
Cost of shares redeemed	(3,219,615,558)	(4,296,064,888)
Net increase (decrease) in net assets resulting from share transactions	(870,341,532)	(1,307,419,423)
Total increase (decrease) in net assets	(369,051,228)	(1,561,055,414)

Net Assets
Beginning of period	8,598,935,954	10,159,991,368
End of period (including undistributed net investment income of $16,405,156 and undistributed net investment income of $19,590,316, respectively)	$ 8,229,884,726	$ 8,598,935,954
Other Information Shares
Sold	181,648,013	233,329,832
Issued in reinvestment of distributions	15,600,566	27,842,491
Redeemed	(271,318,538)	(377,937,733)
Net increase (decrease)	(74,069,959)	(116,765,410)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 12.02	$ 10.77	$ 7.68	$ 12.15
Income from Investment Operations
Net investment income (loss) B	.21	.20	.18	.22	.26
Net realized and unrealized gain (loss)	.84	- E	1.37	3.18	(4.10)
Total from investment operations	1.05	.20	1.55	3.40	(3.84)
Distributions from net investment income	(.22)	(.22)	(.19)	(.21)	(.26)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.10)	(.37)
Total distributions	(.28)	(.41)	(.30)	(.31) G	(.63)
Net asset value, end of period	$ 12.58	$ 11.81	$ 12.02	$ 10.77	$ 7.68
Total Return A	9.03%	1.93%	14.57%	44.43%	(32.84)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	1.75%	1.67%	2.21%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,229,885	$ 8,598,936	$ 10,159,991	$ 9,301,452	$ 5,798,688
Portfolio turnover rate	31%	28%	49%	26%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.5	7.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	4.6	3.3
Fidelity Disciplined Equity Fund	1.0	4.7
Fidelity Growth Company Fund	6.3	7.1
Fidelity Series 100 Index Fund	1.6	6.2
Fidelity Series All-Sector Equity Fund	6.8	10.2
Fidelity Series Equity-Income Fund	4.3	0.0
Fidelity Series Intrinsic Opportunities Fund	2.6	0.0
Fidelity Series Large Cap Value Fund	4.1	8.7
Fidelity Series Mega Cap Fund	1.6	0.0
Fidelity Series Opportunistic Insights Fund	3.1	0.0
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Series Stock Selector Large Cap Value Fund	4.3	0.0
Fidelity Small Cap Growth Fund	1.0	1.0
Fidelity Small Cap Value Fund	1.0	0.9
	44.7	44.4
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.4
Fidelity Series International Value Fund	6.6	6.7
	14.7	14.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.9	1.0
Fidelity Series High Income Fund	7.0	6.9
Fidelity Series Real Estate Income Fund	0.5	0.6
	9.2	9.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.5	2.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.5%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.2%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.8%
Domestic Equity Funds	44.4%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	9.4%
Inflation-Protected Bond Funds	2.1%
Investment Grade Bond Funds	17.3%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 52.2%
	Shares	Value
Commodity Funds - 7.5%
Fidelity Series Commodity Strategy Fund (a)	92,338,534	$ 802,421,860
Domestic Equity Funds - 44.7%
Fidelity Blue Chip Growth Fund	9,116,175	487,624,225
Fidelity Disciplined Equity Fund	3,934,451	107,095,744
Fidelity Growth Company Fund	6,673,241	674,931,574
Fidelity Series 100 Index Fund	16,131,934	166,481,556
Fidelity Series All-Sector Equity Fund	56,069,763	720,496,458
Fidelity Series Equity-Income Fund	41,097,249	456,590,441
Fidelity Series Intrinsic Opportunities Fund	24,145,264	274,048,747
Fidelity Series Large Cap Value Fund	37,442,069	435,825,680
Fidelity Series Mega Cap Fund	15,147,858	166,777,913
Fidelity Series Opportunistic Insights Fund	30,293,620	333,229,823
Fidelity Series Real Estate Equity Fund	5,243,130	68,265,551
Fidelity Series Small Cap Opportunities Fund	15,191,185	187,307,306
Fidelity Series Stock Selector Large Cap Value Fund	41,102,269	460,345,409
Fidelity Small Cap Growth Fund	5,749,257	104,061,555
Fidelity Small Cap Value Fund	5,945,267	112,068,277
TOTAL DOMESTIC EQUITY FUNDS		4,755,150,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,045,386,448)		5,557,572,119
International Equity Funds - 18.7%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund	56,085,737	709,484,571
Fidelity Series International Small Cap Fund	10,493,810	143,975,076
Fidelity Series International Value Fund	71,654,379	703,646,006
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,557,105,653

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	25,619,624	$ 428,616,306
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,847,349,899)		1,985,721,959
Bond Funds - 29.1%

High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	7,629,419	83,008,083
Fidelity Series Floating Rate High Income Fund	9,044,120	96,138,999
Fidelity Series High Income Fund	70,746,851	743,549,405
Fidelity Series Real Estate Income Fund	4,628,241	54,011,577
TOTAL HIGH YIELD BOND FUNDS		976,708,064
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund	23,635,964	269,213,630
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	160,206,568	1,847,181,730
TOTAL BOND FUNDS (Cost $3,047,714,965)		3,093,103,424
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,940,451,312)		10,636,397,502
NET OTHER ASSETS (LIABILITIES) - 0.0%		(194)
NET ASSETS - 100%		$ 10,636,397,308
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $9,940,451,312) - See accompanying schedule		$ 10,636,397,502
Receivable for investments sold		17,295,768
Receivable for fund shares sold		12,249,364
Other receivables		67,154
Total assets		10,666,009,788

Liabilities
Payable for investments purchased	$ 8,291,334
Payable for fund shares redeemed	21,253,990
Other payables and accrued expenses	67,156
Total liabilities		29,612,480

Net Assets		$ 10,636,397,308
Net Assets consist of:
Paid in capital		$ 10,054,709,078
Undistributed net investment income		21,075,017
Accumulated undistributed net realized gain (loss) on investments		(135,332,977)
Net unrealized appreciation (depreciation) on investments		695,946,190
Net Assets, for 708,233,626 shares outstanding		$ 10,636,397,308
Net Asset Value, offering price and redemption price per share ($10,636,397,308 ÷ 708,233,626 shares)		$ 15.02

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 191,240,952

Expenses
Independent trustees' compensation	$ 39,666
Total expenses before reductions	39,666
Expense reductions	(39,666)	-
Net investment income (loss)		191,240,952
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	460,083,756
Capital gain distributions from underlying funds	232,849,089
Total net realized gain (loss)		692,932,845
Change in net unrealized appreciation (depreciation) on underlying funds		41,418,078
Net gain (loss)		734,350,923
Net increase (decrease) in net assets resulting from operations		$ 925,591,875

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 191,240,952	$ 222,844,916
Net realized gain (loss)	692,932,845	1,319,147,336
Change in net unrealized appreciation (depreciation)	41,418,078	(1,564,861,118)
Net increase (decrease) in net assets resulting from operations	925,591,875	(22,868,866)
Distributions to shareholders from net investment income	(197,568,570)	(223,391,088)
Distributions to shareholders from net realized gain	(49,492,170)	(211,206,217)
Total distributions	(247,060,740)	(434,597,305)
Share transactions Proceeds from sales of shares	2,435,501,325	3,079,728,395
Reinvestment of distributions	246,356,389	431,982,453
Cost of shares redeemed	(4,378,903,589)	(6,144,385,509)
Net increase (decrease) in net assets resulting from share transactions	(1,697,045,875)	(2,632,674,661)
Total increase (decrease) in net assets	(1,018,514,740)	(3,090,140,832)

Net Assets
Beginning of period	11,654,912,048	14,745,052,880
End of period (including undistributed net investment income of $21,075,017 and undistributed net investment income of $27,402,635, respectively)	$ 10,636,397,308	$ 11,654,912,048
Other Information Shares
Sold	171,683,612	224,798,338
Issued in reinvestment of distributions	17,520,585	33,126,599
Redeemed	(309,491,711)	(453,556,083)
Net increase (decrease)	(120,287,514)	(195,631,146)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.40	$ 12.87	$ 8.97	$ 15.02
Income from Investment Operations
Net investment income (loss) B	.25	.24	.21	.23	.27
Net realized and unrealized gain (loss)	1.04	(.07)	1.67	4.02	(5.46)
Total from investment operations	1.29	.17	1.88	4.25	(5.19)
Distributions from net investment income	(.27)	(.26)	(.22)	(.24)	(.27)
Distributions from net realized gain	(.07)	(.24)	(.13)	(.11)	(.59)
Total distributions	(.34)	(.50)	(.35)	(.35) F	(.86)
Net asset value, end of period	$ 15.02	$ 14.07	$ 14.40	$ 12.87	$ 8.97
Total Return A	9.30%	1.48%	14.81%	47.57%	(36.25)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.77%	1.75%	1.62%	2.01%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,636,397	$ 11,654,912	$ 14,745,053	$ 14,595,428	$ 9,685,340
Portfolio turnover rate	29%	26%	44%	29%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	9.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.3	3.7
Fidelity Disciplined Equity Fund	1.2	5.4
Fidelity Growth Company Fund	7.3	8.1
Fidelity Series 100 Index Fund	1.8	7.1
Fidelity Series All-Sector Equity Fund	7.8	11.7
Fidelity Series Equity-Income Fund	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund	2.9	0.0
Fidelity Series Large Cap Value Fund	4.8	9.9
Fidelity Series Mega Cap Fund	1.8	0.0
Fidelity Series Opportunistic Insights Fund	3.6	0.0
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	2.0	2.0
Fidelity Series Stock Selector Large Cap Value Fund	4.9	0.0
Fidelity Small Cap Growth Fund	1.1	1.1
Fidelity Small Cap Value Fund	1.2	1.1
	51.3	50.8
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.7
Fidelity Series International Small Cap Fund	1.5	1.6
Fidelity Series International Value Fund	7.6	7.7
	16.8	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.8	0.5
Fidelity Series High Income Fund	6.9	6.8
Fidelity Series Real Estate Income Fund	0.4	0.3
	8.9	8.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.6	9.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	51.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	50.8%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	9.6%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.1%
Investment Grade Bond Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)	56,630,426	$ 492,118,400
Domestic Equity Funds - 51.3%
Fidelity Blue Chip Growth Fund	5,589,810	298,998,948
Fidelity Disciplined Equity Fund	2,432,501	66,212,676
Fidelity Growth Company Fund	4,099,772	414,650,988
Fidelity Series 100 Index Fund	9,961,157	102,799,140
Fidelity Series All-Sector Equity Fund	34,419,765	442,293,979
Fidelity Series Equity-Income Fund	24,681,019	274,206,122
Fidelity Series Intrinsic Opportunities Fund	14,468,423	164,216,602
Fidelity Series Large Cap Value Fund	23,025,228	268,013,652
Fidelity Series Mega Cap Fund	9,098,267	100,171,919
Fidelity Series Opportunistic Insights Fund	18,199,555	200,195,104
Fidelity Series Real Estate Equity Fund	3,210,529	41,801,081
Fidelity Series Small Cap Opportunities Fund	9,336,310	115,116,706
Fidelity Series Stock Selector Large Cap Value Fund	24,697,495	276,611,948
Fidelity Small Cap Growth Fund	3,539,906	64,072,307
Fidelity Small Cap Value Fund	3,659,103	68,974,089
TOTAL DOMESTIC EQUITY FUNDS		2,898,335,261
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,100,257,585)		3,390,453,661
International Equity Funds - 21.5%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	34,193,863	432,552,372
Fidelity Series International Small Cap Fund	6,396,368	87,758,173
Fidelity Series International Value Fund	43,645,389	428,597,716
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		948,908,261

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	15,672,163	$ 262,195,289
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,111,463,619)		1,211,103,550
Bond Funds - 18.5%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	3,989,874	43,409,832
Fidelity Series Floating Rate High Income Fund	4,341,194	46,146,895
Fidelity Series High Income Fund	37,076,948	389,678,722
Fidelity Series Real Estate Income Fund	2,232,143	26,049,104
TOTAL HIGH YIELD BOND FUNDS		505,284,553
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	46,980,838	541,689,061
TOTAL BOND FUNDS (Cost $1,018,249,930)		1,046,973,614
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,229,971,134)		5,648,530,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73)
NET ASSETS - 100%		$ 5,648,530,752
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $5,229,971,134) - See accompanying schedule		$ 5,648,530,825
Receivable for investments sold		5,290,770
Receivable for fund shares sold		7,869,872
Total assets		5,661,691,467

Liabilities
Payable for investments purchased	$ 5,720,052
Payable for fund shares redeemed	7,440,663
Total liabilities		13,160,715

Net Assets		$ 5,648,530,752
Net Assets consist of:
Paid in capital		$ 5,104,786,730
Undistributed net investment income		8,938,586
Accumulated undistributed net realized gain (loss) on investments		116,245,745
Net unrealized appreciation (depreciation) on investments		418,559,691
Net Assets, for 449,354,565 shares outstanding		$ 5,648,530,752
Net Asset Value, offering price and redemption price per share ($5,648,530,752 ÷ 449,354,565 shares)		$ 12.57

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 94,134,924

Expenses
Independent trustees' compensation	$ 20,197
Total expenses before reductions	20,197
Expense reductions	(20,197)	-
Net investment income (loss)		94,134,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	111,042,555
Capital gain distributions from underlying funds	112,878,487
Total net realized gain (loss)		223,921,042
Change in net unrealized appreciation (depreciation) on underlying funds		189,781,598
Net gain (loss)		413,702,640
Net increase (decrease) in net assets resulting from operations		$ 507,837,564

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,134,924	$ 96,072,402
Net realized gain (loss)	223,921,042	32,328,558
Change in net unrealized appreciation (depreciation)	189,781,598	(179,779,375)
Net increase (decrease) in net assets resulting from operations	507,837,564	(51,378,415)
Distributions to shareholders from net investment income	(94,950,080)	(95,667,245)
Distributions to shareholders from net realized gain	(15,457,683)	(108,498,683)
Total distributions	(110,407,763)	(204,165,928)
Share transactions Proceeds from sales of shares	1,600,255,935	1,977,975,085
Reinvestment of distributions	110,279,193	203,895,877
Cost of shares redeemed	(2,316,826,416)	(2,978,199,641)
Net increase (decrease) in net assets resulting from share transactions	(606,291,288)	(796,328,679)
Total increase (decrease) in net assets	(208,861,487)	(1,051,873,022)

Net Assets
Beginning of period	5,857,392,239	6,909,265,261
End of period (including undistributed net investment income of $8,938,586 and undistributed net investment income of $9,753,742, respectively)	$ 5,648,530,752	$ 5,857,392,239
Other Information Shares
Sold	136,178,047	174,487,156
Issued in reinvestment of distributions	9,462,687	18,994,591
Redeemed	(197,756,468)	(266,004,062)
Net increase (decrease)	(52,115,734)	(72,522,315)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 12.04	$ 10.66	$ 7.36	$ 12.41
Income from Investment Operations
Net investment income (loss) B	.20	.18	.16	.18	.22
Net realized and unrealized gain (loss)	.93	(.14)	1.48	3.40	(4.63)
Total from investment operations	1.13	.04	1.64	3.58	(4.41)
Distributions from net investment income	(.21)	(.19)	(.17)	(.18)	(.20)
Distributions from net realized gain	(.03)	(.21)	(.10)	(.10)	(.44)
Total distributions	(.24)	(.40)	(.26) G	(.28) F	(.64)
Net asset value, end of period	$ 12.57	$ 11.68	$ 12.04	$ 10.66	$ 7.36
Total Return A	9.85%	.63%	15.63%	48.79%	(37.11)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%	1.57%	1.49%	1.91%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,648,531	$ 5,857,392	$ 6,909,265	$ 6,082,003	$ 3,576,031
Portfolio turnover rate	36%	30%	47%	25%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

G Total distributions of $.26 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	9.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.3	3.8
Fidelity Disciplined Equity Fund	1.2	5.4
Fidelity Growth Company Fund	7.4	8.2
Fidelity Series 100 Index Fund	1.8	7.2
Fidelity Series All-Sector Equity Fund	7.9	11.8
Fidelity Series Equity-Income Fund	5.0	0.0
Fidelity Series Intrinsic Opportunities Fund	3.0	0.0
Fidelity Series Large Cap Value Fund	4.8	10.1
Fidelity Series Mega Cap Fund	1.8	0.0
Fidelity Series Opportunistic Insights Fund	3.7	0.0
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Small Cap Growth Fund	1.2	1.1
Fidelity Small Cap Value Fund	1.2	1.1
	52.1	51.4
Developed International Equity Funds
Fidelity Series International Growth Fund	7.8	7.8
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.8
	17.1	17.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.8	0.5
Fidelity Series High Income Fund	7.0	7.2
Fidelity Series Real Estate Income Fund	0.4	0.3
	9.0	8.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.2	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.9%
Domestic Equity Funds	52.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	9.0%
Investment Grade Bond Funds	8.2%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	51.4%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.9%
Investment Grade Bond Funds	8.3%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 61.0%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund (a)	69,237,941	$ 601,677,707
Domestic Equity Funds - 52.1%
Fidelity Blue Chip Growth Fund	6,760,403	361,613,965
Fidelity Disciplined Equity Fund	2,916,384	79,383,963
Fidelity Growth Company Fund	4,954,602	501,108,462
Fidelity Series 100 Index Fund	11,945,781	123,280,464
Fidelity Series All-Sector Equity Fund	41,422,327	532,276,904
Fidelity Series Equity-Income Fund	30,426,815	338,041,915
Fidelity Series Intrinsic Opportunities Fund	17,737,777	201,323,772
Fidelity Series Large Cap Value Fund	27,806,690	323,669,869
Fidelity Series Mega Cap Fund	11,217,912	123,509,214
Fidelity Series Opportunistic Insights Fund	22,433,560	246,769,163
Fidelity Series Real Estate Equity Fund	3,791,388	49,363,878
Fidelity Series Small Cap Opportunities Fund	11,244,578	138,645,643
Fidelity Series Stock Selector Large Cap Value Fund	30,453,548	341,079,737
Fidelity Small Cap Growth Fund	4,318,173	78,158,932
Fidelity Small Cap Value Fund	4,473,977	84,334,462
TOTAL DOMESTIC EQUITY FUNDS		3,522,560,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,811,439,694)		4,124,238,050
International Equity Funds - 21.8%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund	41,561,566	525,753,805
Fidelity Series International Small Cap Fund	7,749,726	106,326,246
Fidelity Series International Value Fund	53,151,206	521,944,842
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,154,024,893

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	19,008,498	$ 318,012,165
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,379,505,658)		1,472,037,058
Bond Funds - 17.2%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	4,836,954	52,626,055
Fidelity Series Floating Rate High Income Fund	4,787,044	50,886,280
Fidelity Series High Income Fund	44,989,756	472,842,334
Fidelity Series Real Estate Income Fund	2,474,725	28,880,044
TOTAL HIGH YIELD BOND FUNDS		605,234,713
Investment Grade Bond Funds - 8.2%
Fidelity Series Investment Grade Bond Fund	48,313,950	557,059,848
TOTAL BOND FUNDS (Cost $1,138,135,241)		1,162,294,561
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,329,080,593)		6,758,569,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81)
NET ASSETS - 100%		$ 6,758,569,588
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $6,329,080,593) - See accompanying schedule		$ 6,758,569,669
Receivable for investments sold		10,461,729
Receivable for fund shares sold		7,676,758
Total assets		6,776,708,156

Liabilities
Payable for investments purchased	$ 6,150,236
Payable for fund shares redeemed	11,988,332
Total liabilities		18,138,568

Net Assets		$ 6,758,569,588
Net Assets consist of:
Paid in capital		$ 6,225,965,619
Undistributed net investment income		10,590,141
Accumulated undistributed net realized gain (loss) on investments		92,524,752
Net unrealized appreciation (depreciation) on investments		429,489,076
Net Assets, for 769,727,515 shares outstanding		$ 6,758,569,588
Net Asset Value, offering price and redemption price per share ($6,758,569,588 ÷ 769,727,515 shares)		$ 8.78

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 115,806,882

Expenses
Independent trustees' compensation	$ 24,969
Total expenses before reductions	24,969
Expense reductions	(24,969)	-
Net investment income (loss)		115,806,882
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	299,536,052
Capital gain distributions from underlying funds	135,452,672
Total net realized gain (loss)		434,988,724
Change in net unrealized appreciation (depreciation) on underlying funds		72,440,995
Net gain (loss)		507,429,719
Net increase (decrease) in net assets resulting from operations		$ 623,236,601

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,806,882	$ 120,982,921
Net realized gain (loss)	434,988,724	833,188,648
Change in net unrealized appreciation (depreciation)	72,440,995	(1,049,271,891)
Net increase (decrease) in net assets resulting from operations	623,236,601	(95,100,322)
Distributions to shareholders from net investment income	(116,763,462)	(122,139,578)
Distributions to shareholders from net realized gain	(17,513,053)	(138,786,891)
Total distributions	(134,276,515)	(260,926,469)
Share transactions Proceeds from sales of shares	1,752,526,704	2,209,757,962
Reinvestment of distributions	133,868,825	259,278,646
Cost of shares redeemed	(2,909,851,337)	(3,893,308,072)
Net increase (decrease) in net assets resulting from share transactions	(1,023,455,808)	(1,424,271,464)
Total increase (decrease) in net assets	(534,495,722)	(1,780,298,255)

Net Assets
Beginning of period	7,293,065,310	9,073,363,565
End of period (including undistributed net investment income of $10,590,141 and undistributed net investment income of $11,546,721, respectively)	$ 6,758,569,588	$ 7,293,065,310
Other Information Shares
Sold	213,801,336	279,471,713
Issued in reinvestment of distributions	16,447,611	34,637,769
Redeemed	(355,303,340)	(497,604,670)
Net increase (decrease)	(125,054,393)	(183,495,188)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 8.41	$ 7.45	$ 5.10	$ 8.79
Income from Investment Operations
Net investment income (loss) B	.14	.12	.12	.13	.15
Net realized and unrealized gain (loss)	.66	(.10)	1.03	2.42	(3.35)
Total from investment operations	.80	.02	1.15	2.55	(3.20)
Distributions from net investment income	(.15)	(.13)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.02)	(.15)	(.07)	(.07)	(.34)
Total distributions	(.17)	(.28)	(.19)	(.20) F	(.49)
Net asset value, end of period	$ 8.78	$ 8.15	$ 8.41	$ 7.45	$ 5.10
Total Return A	9.94%	.58%	15.66%	50.14%	(38.20)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.70%	1.55%	1.52%	1.94%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,758,570	$ 7,293,065	$ 9,073,364	$ 8,622,511	$ 5,336,303
Portfolio turnover rate	33%	27%	46%	27%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	9.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.5	3.9
Fidelity Disciplined Equity Fund	1.2	5.5
Fidelity Growth Company Fund	7.7	8.4
Fidelity Series 100 Index Fund	1.9	7.3
Fidelity Series All-Sector Equity Fund	8.1	12.0
Fidelity Series Equity-Income Fund	5.0	0.0
Fidelity Series Intrinsic Opportunities Fund	3.0	0.0
Fidelity Series Large Cap Value Fund	4.9	10.3
Fidelity Series Mega Cap Fund	1.8	0.0
Fidelity Series Opportunistic Insights Fund	3.7	0.0
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Small Cap Growth Fund	1.2	1.2
Fidelity Small Cap Value Fund	1.3	1.2
	53.2	52.5
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.0	8.1
	17.6	17.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.9
Fidelity Series Floating Rate High Income Fund	0.4	0.3
Fidelity Series High Income Fund	9.1	9.1
Fidelity Series Real Estate Income Fund	0.4	0.1
	10.6	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.5	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.2%
Domestic Equity Funds	53.2%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.6%
Investment Grade Bond Funds	4.5%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	52.5%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.6%
Investment Grade Bond Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund (a)	26,353,649	$ 229,013,206
Domestic Equity Funds - 53.2%
Fidelity Blue Chip Growth Fund	2,544,825	136,122,664
Fidelity Disciplined Equity Fund	1,115,054	30,351,780
Fidelity Growth Company Fund	1,884,066	190,554,402
Fidelity Series 100 Index Fund	4,542,137	46,874,857
Fidelity Series All-Sector Equity Fund	15,605,626	200,532,299
Fidelity Series Equity-Income Fund	11,149,068	123,866,150
Fidelity Series Intrinsic Opportunities Fund	6,590,128	74,797,958
Fidelity Series Large Cap Value Fund	10,504,497	122,272,345
Fidelity Series Mega Cap Fund	4,109,764	45,248,499
Fidelity Series Opportunistic Insights Fund	8,223,909	90,463,001
Fidelity Series Real Estate Equity Fund	1,446,185	18,829,328
Fidelity Series Small Cap Opportunities Fund	4,237,062	52,242,976
Fidelity Series Stock Selector Large Cap Value Fund	11,169,195	125,094,985
Fidelity Small Cap Growth Fund	1,649,897	29,863,139
Fidelity Small Cap Value Fund	1,710,634	32,245,448
TOTAL DOMESTIC EQUITY FUNDS		1,319,359,831
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,281,897,988)		1,548,373,037
International Equity Funds - 22.5%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	15,712,741	198,766,174
Fidelity Series International Small Cap Fund	2,952,368	40,506,495
Fidelity Series International Value Fund	20,157,631	197,947,938
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		437,220,607

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	7,157,895	$ 119,751,578
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $492,319,472)		556,972,185
Bond Funds - 15.1%

High Yield Bond Funds - 10.6%
Fidelity Series Emerging Markets Debt Fund	1,742,165	18,954,756
Fidelity Series Floating Rate High Income Fund	889,948	9,460,149
Fidelity Series High Income Fund	21,450,752	225,447,407
Fidelity Series Real Estate Income Fund	781,167	9,116,218
TOTAL HIGH YIELD BOND FUNDS		262,978,530
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund	9,726,081	112,141,719
TOTAL BOND FUNDS (Cost $359,377,493)		375,120,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,133,594,953)		2,480,465,471
NET OTHER ASSETS (LIABILITIES) - 0.0%		(18)
NET ASSETS - 100%		$ 2,480,465,453
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,133,594,953) - See accompanying schedule		$ 2,480,465,471
Cash		3
Receivable for investments sold		2,151,292
Receivable for fund shares sold		4,648,471
Total assets		2,487,265,237

Liabilities
Payable for investments purchased	$ 4,197,690
Payable for fund shares redeemed	2,602,094
Total liabilities		6,799,784

Net Assets		$ 2,480,465,453
Net Assets consist of:
Paid in capital		$ 2,031,471,750
Undistributed net investment income		3,813,101
Accumulated undistributed net realized gain (loss) on investments		98,310,084
Net unrealized appreciation (depreciation) on investments		346,870,518
Net Assets, for 238,022,989 shares outstanding		$ 2,480,465,453
Net Asset Value, offering price and redemption price per share ($2,480,465,453 ÷ 238,022,989 shares)		$ 10.42

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 41,368,476

Expenses
Independent trustees' compensation	$ 8,618
Total expenses before reductions	8,618
Expense reductions	(8,618)	-
Net investment income (loss)		41,368,476
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	87,271,744
Capital gain distributions from underlying funds	46,085,093
Total net realized gain (loss)		133,356,837
Change in net unrealized appreciation (depreciation) on underlying funds		54,006,409
Net gain (loss)		187,363,246
Net increase (decrease) in net assets resulting from operations		$ 228,731,722

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,368,476	$ 38,215,967
Net realized gain (loss)	133,356,837	83,768,771
Change in net unrealized appreciation (depreciation)	54,006,409	(143,372,598)
Net increase (decrease) in net assets resulting from operations	228,731,722	(21,387,860)
Distributions to shareholders from net investment income	(41,465,860)	(37,996,762)
Distributions to shareholders from net realized gain	(4,528,192)	(43,334,145)
Total distributions	(45,994,052)	(81,330,907)
Share transactions Proceeds from sales of shares	987,985,006	1,129,907,629
Reinvestment of distributions	45,960,325	81,272,235
Cost of shares redeemed	(1,169,045,115)	(1,336,056,773)
Net increase (decrease) in net assets resulting from share transactions	(135,099,784)	(124,876,909)
Total increase (decrease) in net assets	47,637,886	(227,595,676)

Net Assets
Beginning of period	2,432,827,567	2,660,423,243
End of period (including undistributed net investment income of $3,813,101 and undistributed net investment income of $3,910,486, respectively)	$ 2,480,465,453	$ 2,432,827,567
Other Information Shares
Sold	101,844,132	120,995,689
Issued in reinvestment of distributions	4,772,492	9,201,517
Redeemed	(120,670,005)	(144,738,699)
Net increase (decrease)	(14,053,381)	(14,541,493)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.98	$ 8.81	$ 5.99	$ 10.24
Income from Investment Operations
Net investment income (loss) B	.17	.15	.14	.16	.18
Net realized and unrealized gain (loss)	.79	(.15)	1.25	2.88	(4.00)
Total from investment operations	.96	-	1.39	3.04	(3.82)
Distributions from net investment income	(.17)	(.15)	(.14)	(.15)	(.15)
Distributions from net realized gain	(.02)	(.17)	(.08)	(.07)	(.28)
Total distributions	(.19)	(.33) G	(.22)	(.22) F	(.43)
Net asset value, end of period	$ 10.42	$ 9.65	$ 9.98	$ 8.81	$ 5.99
Total Return A	10.14%	.29%	15.99%	50.86%	(38.60)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.75%	1.57%	1.55%	1.97%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,480,465	$ 2,432,828	$ 2,660,423	$ 2,071,143	$ 946,939
Portfolio turnover rate	45%	40%	50%	24%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.174 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.4	9.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.6	4.0
Fidelity Disciplined Equity Fund	1.2	5.6
Fidelity Growth Company Fund	7.8	8.6
Fidelity Series 100 Index Fund	1.9	7.5
Fidelity Series All-Sector Equity Fund	8.2	12.3
Fidelity Series Equity-Income Fund	5.1	0.0
Fidelity Series Intrinsic Opportunities Fund	3.0	0.0
Fidelity Series Large Cap Value Fund	5.0	10.5
Fidelity Series Mega Cap Fund	1.9	0.0
Fidelity Series Opportunistic Insights Fund	3.7	0.0
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	2.1	2.1
Fidelity Series Stock Selector Large Cap Value Fund	5.2	0.0
Fidelity Small Cap Growth Fund	1.2	1.2
Fidelity Small Cap Value Fund	1.3	1.2
	54.0	53.7
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.2
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	8.1	8.3
	17.7	18.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.8	0.9
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.3	9.2
Fidelity Series Real Estate Income Fund	0.3	0.1
	10.5	10.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.5	3.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.4%
Domestic Equity Funds	54.0%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.5%
Investment Grade Bond Funds	3.5%

Six months ago
Commodity Funds	9.8%
Domestic Equity Funds	53.7%
Developed International Equity Funds	18.1%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.0%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund (a)	22,336,036	$ 194,100,158
Domestic Equity Funds - 54.0%
Fidelity Blue Chip Growth Fund	2,160,242	115,551,329
Fidelity Disciplined Equity Fund	937,958	25,531,228
Fidelity Growth Company Fund	1,593,404	161,156,910
Fidelity Series 100 Index Fund	3,833,310	39,559,755
Fidelity Series All-Sector Equity Fund	13,217,864	169,849,558
Fidelity Series Equity-Income Fund	9,494,004	105,478,389
Fidelity Series Intrinsic Opportunities Fund	5,537,229	62,847,546
Fidelity Series Large Cap Value Fund	8,925,308	103,890,585
Fidelity Series Mega Cap Fund	3,500,480	38,540,289
Fidelity Series Opportunistic Insights Fund	7,003,584	77,039,422
Fidelity Series Real Estate Equity Fund	1,198,629	15,606,153
Fidelity Series Small Cap Opportunities Fund	3,598,838	44,373,673
Fidelity Series Stock Selector Large Cap Value Fund	9,510,013	106,512,148
Fidelity Small Cap Growth Fund	1,392,235	25,199,447
Fidelity Small Cap Value Fund	1,443,974	27,218,917
TOTAL DOMESTIC EQUITY FUNDS		1,118,355,349
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,099,777,960)		1,312,455,507
International Equity Funds - 22.6%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund	13,176,178	166,678,653
Fidelity Series International Small Cap Fund	2,476,034	33,971,182
Fidelity Series International Value Fund	16,979,090	166,734,667
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		367,384,502

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	6,006,739	$ 100,492,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $414,647,297)		467,877,239
Bond Funds - 14.0%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund	1,447,953	15,753,724
Fidelity Series Floating Rate High Income Fund	233,753	2,484,791
Fidelity Series High Income Fund	18,212,690	191,415,370
Fidelity Series Real Estate Income Fund	579,133	6,758,487
TOTAL HIGH YIELD BOND FUNDS		216,412,372
Investment Grade Bond Funds - 3.5%
Fidelity Series Investment Grade Bond Fund	6,331,272	72,999,572
TOTAL BOND FUNDS (Cost $280,129,590)		289,411,944
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,794,554,847)		2,069,744,690
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7)
NET ASSETS - 100%		$ 2,069,744,683
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,794,554,847) - See accompanying schedule		$ 2,069,744,690
Cash		1
Receivable for investments sold		2,499,983
Receivable for fund shares sold		4,736,342
Total assets		2,076,981,016

Liabilities
Payable for investments purchased	$ 2,047,761
Payable for fund shares redeemed	5,188,572
Total liabilities		7,236,333

Net Assets		$ 2,069,744,683
Net Assets consist of:
Paid in capital		$ 1,746,817,777
Undistributed net investment income		3,149,213
Accumulated undistributed net realized gain (loss) on investments		44,587,850
Net unrealized appreciation (depreciation) on investments		275,189,843
Net Assets, for 201,330,314 shares outstanding		$ 2,069,744,683
Net Asset Value, offering price and redemption price per share ($2,069,744,683 ÷ 201,330,314 shares)		$ 10.28

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 34,449,705

Expenses
Independent trustees' compensation	$ 7,315
Total expenses before reductions	7,315
Expense reductions	(7,315)	-
Net investment income (loss)		34,449,705
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,198,875
Capital gain distributions from underlying funds	37,999,022
Total net realized gain (loss)		113,197,897
Change in net unrealized appreciation (depreciation) on underlying funds		46,471,895
Net gain (loss)		159,669,792
Net increase (decrease) in net assets resulting from operations		$ 194,119,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,449,705	$ 29,999,810
Net realized gain (loss)	113,197,897	65,496,216
Change in net unrealized appreciation (depreciation)	46,471,895	(118,193,738)
Net increase (decrease) in net assets resulting from operations	194,119,497	(22,697,712)
Distributions to shareholders from net investment income	(34,165,519)	(29,642,403)
Distributions to shareholders from net realized gain	(3,253,611)	(37,922,950)
Total distributions	(37,419,130)	(67,565,353)
Share transactions Proceeds from sales of shares	854,887,344	1,070,131,795
Reinvestment of distributions	37,337,537	67,201,744
Cost of shares redeemed	(1,045,485,840)	(1,146,994,203)
Net increase (decrease) in net assets resulting from share transactions	(153,260,959)	(9,660,664)
Total increase (decrease) in net assets	3,439,408	(99,923,729)

Net Assets
Beginning of period	2,066,305,275	2,166,229,004
End of period (including undistributed net investment income of $3,149,213 and undistributed net investment income of $2,865,027, respectively)	$ 2,069,744,683	$ 2,066,305,275
Other Information Shares
Sold	89,442,709	116,303,992
Issued in reinvestment of distributions	3,933,171	7,744,377
Redeemed	(109,263,719)	(126,179,123)
Net increase (decrease)	(15,887,839)	(2,130,754)

Financial Highlights

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 9.88	$ 8.69	$ 5.84	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.16	.14	.13	.14	.17
Net realized and unrealized gain (loss)	.79	(.19)	1.27	2.92	(4.15)
Total from investment operations	.95	(.05)	1.40	3.06	(3.98)
Distributions from net investment income	(.17)	(.14)	(.13)	(.13)	(.15)
Distributions from net realized gain	(.02)	(.18)	(.08)	(.08)	(.29)
Total distributions	(.18) G	(.32)	(.21)	(.21) F	(.44)
Net asset value, end of period	$ 10.28	$ 9.51	$ 9.88	$ 8.69	$ 5.84
Total Return A	10.18%	(.17)%	16.29%	52.51%	(40.19)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.71%	1.49%	1.47%	1.85%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,069,745	$ 2,066,305	$ 2,166,229	$ 1,665,296	$ 767,949
Portfolio turnover rate	44%	41%	51%	23%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.8	10.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.4	4.2
Fidelity Disciplined Equity Fund	1.4	5.8
Fidelity Growth Company Fund	8.4	8.6
Fidelity Series 100 Index Fund	2.2	7.8
Fidelity Series All-Sector Equity Fund	9.4	12.8
Fidelity Series Equity-Income Fund	4.5	0.0
Fidelity Series Intrinsic Opportunities Fund	2.9	0.0
Fidelity Series Large Cap Value Fund	5.4	10.9
Fidelity Series Mega Cap Fund	1.6	0.0
Fidelity Series Opportunistic Insights Fund	3.3	0.0
Fidelity Series Real Estate Equity Fund	1.1	0.8
Fidelity Series Small Cap Opportunities Fund	2.5	2.2
Fidelity Series Stock Selector Large Cap Value Fund	4.5	0.0
Fidelity Small Cap Growth Fund	1.3	1.3
Fidelity Small Cap Value Fund	1.4	1.3
	56.3	55.7
Developed International Equity Funds
Fidelity Series International Growth Fund	8.5	8.4
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.3	8.3
	18.5	18.4
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.8
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.2	9.2
Fidelity Series Real Estate Income Fund	0.2	0.0*
	10.0	10.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.8%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	10.1%
Domestic Equity Funds	55.7%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.3%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

* Amount represents less than 0.1%.

Annual Report

Fidelity Freedom 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund (a)	1,753,855	$ 15,240,996
Domestic Equity Funds - 56.3%
Fidelity Blue Chip Growth Fund	184,694	9,879,288
Fidelity Disciplined Equity Fund	78,076	2,125,234
Fidelity Growth Company Fund	129,298	13,077,158
Fidelity Series 100 Index Fund	336,875	3,476,555
Fidelity Series All-Sector Equity Fund	1,129,747	14,517,243
Fidelity Series Equity-Income Fund	632,733	7,029,662
Fidelity Series Intrinsic Opportunities Fund	394,504	4,477,624
Fidelity Series Large Cap Value Fund	715,111	8,323,887
Fidelity Series Mega Cap Fund	233,178	2,567,293
Fidelity Series Opportunistic Insights Fund	469,000	5,158,995
Fidelity Series Real Estate Equity Fund	127,471	1,659,671
Fidelity Series Small Cap Opportunities Fund	309,682	3,818,377
Fidelity Series Stock Selector Large Cap Value Fund	630,352	7,059,938
Fidelity Small Cap Growth Fund	110,724	2,004,111
Fidelity Small Cap Value Fund	112,280	2,116,481
TOTAL DOMESTIC EQUITY FUNDS		87,291,517
TOTAL DOMESTIC EQUITY FUNDS (Cost $96,616,608)		102,532,513
International Equity Funds - 23.8%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	1,035,060	13,093,510
Fidelity Series International Small Cap Fund	192,684	2,643,631
Fidelity Series International Value Fund	1,316,946	12,932,413
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		28,669,554

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	489,583	$ 8,190,722
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,072,097)		36,860,276
Bond Funds - 10.1%

High Yield Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund	87,929	956,671
Fidelity Series Floating Rate High Income Fund	474	5,037
Fidelity Series High Income Fund	1,360,549	14,299,373
Fidelity Series Real Estate Income Fund	30,839	359,892
TOTAL HIGH YIELD BOND FUNDS		15,620,973
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	11,116	128,171
TOTAL BOND FUNDS (Cost $15,241,057)		15,749,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $145,929,762)		155,141,933
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 155,141,933
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $145,929,762) - See accompanying schedule		$ 155,141,933
Receivable for investments sold		47,932
Receivable for fund shares sold		1,302,459
Total assets		156,492,324

Liabilities
Payable for investments purchased	$ 1,194,524
Payable for fund shares redeemed	155,867
Total liabilities		1,350,391

Net Assets		$ 155,141,933
Net Assets consist of:
Paid in capital		$ 143,851,735
Undistributed net investment income		189,135
Accumulated undistributed net realized gain (loss) on investments		1,888,892
Net unrealized appreciation (depreciation) on investments		9,212,171
Net Assets, for 14,694,111 shares outstanding		$ 155,141,933
Net Asset Value, offering price and redemption price per share ($155,141,933 ÷ 14,694,111 shares)		$ 10.56

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 1,545,566

Expenses
Independent trustees' compensation	$ 246
Total expenses before reductions	246
Expense reductions	(246)	-
Net investment income		1,545,566
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	10,990
Capital gain distributions from underlying funds	2,110,572
Total net realized gain (loss)		2,121,562
Change in net unrealized appreciation (depreciation) on underlying funds		8,820,646
Net gain (loss)		10,942,208
Net increase (decrease) in net assets resulting from operations		$ 12,487,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,545,566	$ 132,068
Net realized gain (loss)	2,121,562	258,119
Change in net unrealized appreciation (depreciation)	8,820,646	391,525
Net increase (decrease) in net assets resulting from operations	12,487,774	781,712
Distributions to shareholders from net investment income	(1,376,832)	(111,654)
Distributions to shareholders from net realized gain	(357,234)	(133,568)
Total distributions	(1,734,066)	(245,222)
Share transactions Proceeds from sales of shares	175,712,102	23,292,628
Reinvestment of distributions	1,733,331	245,212
Cost of shares redeemed	(54,035,538)	(3,096,000)
Net increase (decrease) in net assets resulting from share transactions	123,409,895	20,441,840
Total increase (decrease) in net assets	134,163,603	20,978,330

Net Assets
Beginning of period	20,978,330	-
End of period (including undistributed net investment income of $189,135 and undistributed net investment income of $20,401, respectively)	$ 155,141,933	$ 20,978,330
Other Information Shares
Sold	17,794,776	2,441,454
Issued in reinvestment of distributions	178,383	28,024
Redeemed	(5,425,829)	(322,697)
Net increase (decrease)	12,547,330	2,146,781

Financial Highlights

		Period ended March 31,
Periods ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 10.00
Income from Investment Operations
Net investment income D	.20	.13
Net realized and unrealized gain (loss)	.80	(.12) G
Total from investment operations	1.00	.01
Distributions from net investment income	(.14)	(.11)
Distributions from net realized gain	(.06)	(.13)
Total distributions	(.21) J	(.24)
Net asset value, end of period	$ 10.56	$ 9.77
Total Return B,C	10.39%	.32%
Ratios to Average Net Assets E,I
Expenses before reductions F	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income	1.99%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,142	$ 20,978
Portfolio turnover rate	45%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

J Total distributions of $.21 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.064 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund and Freedom 2055 Fund(the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Freedom Income	$ 2,050,895,984	$ 154,276,239	$ (13,464,866)	$ 140,811,373
Freedom 2000	938,905,169	71,017,577	(6,364,902)	64,652,675
Freedom 2005	688,917,832	26,523,858	(11,258,383)	15,265,475
Freedom 2010	5,669,291,185	320,034,134	(110,009,062)	210,025,072
Freedom 2015	6,146,444,472	462,590,264	(101,850,643)	360,739,621
Freedom 2020	12,747,118,632	1,070,046,039	(237,191,338)	832,854,701
Freedom 2025	7,660,872,555	713,954,746	(144,942,141)	569,012,605
Freedom 2030	9,969,952,105	908,720,120	(242,274,723)	666,445,397
Freedom 2035	5,242,237,222	532,387,524	(126,093,921)	406,293,603
Freedom 2040	6,350,310,419	595,936,866	(187,677,616)	408,259,250
Freedom 2045	2,142,564,681	386,669,700	(48,768,910)	337,900,790
Freedom 2050	1,801,936,367	312,068,280	(44,259,957)	267,808,323
Freedom 2055	146,205,072	9,781,215	(844,354)	8,936,861
The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Freedom Income	$ 2,244,322	$ 30,963,629	$ -	$ 140,811,373
Freedom 2000	2,392,487	8,812,854	-	64,652,675
Freedom 2005	1,517,687	-	(23,400,318)	15,265,475
Freedom 2010	13,379,790	-	(162,610,190)	210,025,072
Freedom 2015	14,748,104	36,019,447	-	360,739,621
Freedom 2020	31,518,283	56,630,524	-	832,854,701
Freedom 2025	18,844,529	88,215,680	-	569,012,605
Freedom 2030	24,417,531	-	(109,107,545)	666,445,397
Freedom 2035	10,768,404	126,682,015	-	406,293,603
Freedom 2040	12,747,035	111,597,683	-	408,259,250
Freedom 2045	4,707,946	106,384,967	-	337,900,790
Freedom 2050	3,828,282	51,290,300	-	267,808,323
Freedom 2055	423,516	1,929,822	-	8,936,861

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

	Fiscal year of expiration
	2018	2019	Total with expiration
Freedom 2005	$ (23,400,318)	$ -	$ (23,400,318)
Freedom 2010	(162,610,190)	-	(162,610,190)
Freedom 2030	-	(109,107,545)	(109,107,545)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 45,991,525	$ -	$ 45,991,525
Freedom 2000	23,324,042	-	23,324,042
Freedom 2005	15,084,011	-	15,084,011
Freedom 2010	146,760,417	-	146,760,417
Freedom 2015	155,835,906	-	155,835,906
Freedom 2020	332,606,052	-	332,606,052
Freedom 2025	184,612,228	-	184,612,228
Freedom 2030	247,060,740	-	247,060,740
Freedom 2035	110,407,763	-	110,407,763
Freedom 2040	134,276,515	-	134,276,515
Freedom 2045	45,994,052	-	45,994,052
Freedom 2050	37,419,130	-	37,419,130
Freedom 2055	1,478,430	255,636	1,734,066
March 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 60,187,688	$ -	$ 60,187,688
Freedom 2000	31,789,824	-	31,789,824
Freedom 2005	23,337,378	-	23,337,378
Freedom 2010	249,636,060	-	249,636,060
Freedom 2015	244,233,091	-	244,233,091
Freedom 2020	561,029,455	-	561,029,455
Freedom 2025	305,885,312	-	305,885,312
Freedom 2030	434,597,305	-	434,597,305
Freedom 2035	204,165,928	-	204,165,928
Freedom 2040	260,926,469	-	260,926,469
Freedom 2045	81,330,907	-	81,330,907
Freedom 2050	67,565,353	-	67,565,353
Freedom 2055	232,700	12,522	245,222

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	312,472,172	544,070,013
Freedom 2000	131,854,386	362,905,420
Freedom 2005	162,077,330	274,497,861
Freedom 2010	1,216,311,030	2,598,532,485
Freedom 2015	1,531,274,463	2,502,335,125
Freedom 2020	3,611,394,270	5,975,545,721
Freedom 2025	2,555,950,405	3,295,041,145
Freedom 2030	3,191,981,211	4,711,997,749
Freedom 2035	2,005,479,997	2,515,165,592
Freedom 2040	2,255,057,837	3,161,530,542
Freedom 2045	1,068,611,391	1,162,251,650
Freedom 2050	884,086,574	1,002,317,935
Freedom 2055	160,945,796	35,613,814

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Disciplined Equity Fund, Fidelity Series 100 Index Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund ("selected Underlying Funds") for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series Stock Selector Large Cap Value Fund, Fidelity Series Equity-Income Fund, Fidelity Series Opportunistic Insights Fund, Fidelity Series Mega Cap Fund and Fidelity Blue Chip Growth Fund, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Freedom Income	$ 91,859,264	$ 17,930,747
Freedom 2000	43,320,765	8,459,067
Freedom 2005	52,355,137	(1,336,091)
Freedom 2010	605,338,321	(4,093,957)
Freedom 2015	664,101,841	32,888,987
Freedom 2020	1,574,843,927	97,296,851
Freedom 2025	1,081,005,266	65,850,587
Freedom 2030	1,509,522,562	69,406,945
Freedom 2035	891,478,073	71,425,525
Freedom 2040	1,110,848,671	45,049,901
Freedom 2045	401,319,261	55,144,109
Freedom 2050	344,781,710	37,107,863
Freedom 2055	16,862,419	219,568

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser
Freedom Income	$ 8,345
Freedom 2000	4,079
Freedom 2005	2,705
Freedom 2010	23,408
Freedom 2015	24,593
Freedom 2020	52,044
Freedom 2025	29,616
Freedom 2030	39,666
Freedom 2035	20,197
Freedom 2040	24,969
Freedom 2045	8,618
Freedom 2050	7,315
Freedom 2055	246

Annual Report

Notes to Financial Statements - continued

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Freedom 2020
Fidelity Series Floating Rate High Income Fund	11%
Fidelity Series Inflation-Protected Bond Index Fund	13%
Fidelity Series Investment Grade Bond Fund	11%
Fidelity Series Real Estate Income Fund	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	22%
Fidelity Series 100 Index Fund	42%
Fidelity Series All-Sector Equity Fund	39%
Fidelity Series Commodity Strategy Fund	38%
Fidelity Series Emerging Markets Debt Fund	42%
Fidelity Series Emerging Markets Fund	40%
Fidelity Series Equity-Income Fund	46%
Fidelity Series Floating Rate High Income Fund	43%
Fidelity Series High Income Fund	40%
Fidelity Series Inflation-Protected Bond Index Fund	42%
Fidelity Series International Growth Fund	40%
Fidelity Series International Small Cap Fund	40%
Fidelity Series International Value Fund	40%
Fidelity Series Intrinsic Opportunities Fund	46%
Fidelity Series Investment Grade Bond Fund	42%
Fidelity Series Large Cap Value Fund	39%
Fidelity Series Mega Cap Fund	46%
Fidelity Series Opportunistic Insights Fund	46%
Fidelity Series Real Estate Equity Fund	42%
Fidelity Series Real Estate Income Fund	42%
Fidelity Series Small Cap Opportunities Fund	37%
Fidelity Series Stock Selector Large Cap Value Fund	46%
Fidelity Small Cap Growth Fund	28%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund and Fidelity Freedom 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009
Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	5/6/2013	5/3/2013	$0.010	$0.173
Fidelity Freedom 2000 Fund	5/6/2013	5/3/2013	$0.031	$0.113
Fidelity Freedom 2005 Fund	5/6/2013	5/3/2013	$0.025	$0.002
Fidelity Freedom 2010 Fund	5/6/2013	5/3/2013	$0.031	$0.004
Fidelity Freedom 2015 Fund	5/13/2013	5/10/2013	$0.026	$0.072
Fidelity Freedom 2020 Fund	5/13/2013	5/10/2013	$0.033	$0.066
Fidelity Freedom 2025 Fund	5/6/2013	5/3/2013	$0.026	$0.139
Fidelity Freedom 2030 Fund	5/6/2013	5/3/2013	$0.031	$0.005
Fidelity Freedom 2035 Fund	5/13/2013	5/10/2013	$0.020	$0.288
Fidelity Freedom 2040 Fund	5/6/2013	5/3/2013	$0.014	$0.150
Fidelity Freedom 2045 Fund	5/13/2013	5/10/2013	$0.016	$0.447
Fidelity Freedom 2050 Fund	5/13/2013	5/10/2013	$0.016	$0.258
Fidelity Freedom 2055 Fund	5/13/2013	5/10/2013	$0.012	$0.130

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Income Fund	$30,963,629
Fidelity Freedom 2000 Fund	$8,812,854
Fidelity Freedom 2015 Fund	$36,019,447
Fidelity Freedom 2020 Fund	$56,630,524
Fidelity Freedom 2025 Fund	$88,215,680
Fidelity Freedom 2035 Fund	$126,682,015
Fidelity Freedom 2040 Fund	$111,597,683
Fidelity Freedom 2045 Fund	$106,384,967
Fidelity Freedom 2050 Fund	$51,290,300
Fidelity Freedom 2055 Fund	$2,052,818

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	18.43%
Fidelity Freedom 2000 Fund	18.35%
Fidelity Freedom 2005 Fund	14.29%
Fidelity Freedom 2010 Fund	13.28%
Fidelity Freedom 2015 Fund	12.97%
Fidelity Freedom 2020 Fund	10.96%
Fidelity Freedom 2025 Fund	7.88%
Fidelity Freedom 2030 Fund	6.01%
Fidelity Freedom 2035 Fund	2.73%
Fidelity Freedom 2040 Fund	2.41%
Fidelity Freedom 2045 Fund	1.40%
Fidelity Freedom 2050 Fund	0.92%
Fidelity Freedom 2055 Fund	0.09%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2012 June 2012 July 2012 August 2012 September 2012 October 2012 November 2012 December 2012	7% 8% 8% 8% 8% 8% 8% 8%

Fidelity Freedom 2000 Fund
December 2012	8%
Fidelity Freedom 2005 Fund
December 2012	15%
Fidelity Freedom 2010 Fund
December 2012	17%
Fidelity Freedom 2015 Fund
May 2012 December 2012	1% 18%
Fidelity Freedom 2020 Fund
May 2012 December 2012	1% 20%
Fidelity Freedom 2025 Fund
May 2012 December 2012	2% 24%
Fidelity Freedom 2030 Fund
May 2012 December 2012	1% 25%
Fidelity Freedom 2035 Fund
May 2012 December 2012	2% 32%
Fidelity Freedom 2040 Fund
May 2012 December 2012	3% 34%
Fidelity Freedom 2045 Fund
May 2012 December 2012	3% 35%
Fidelity Freedom 2050 Fund
May 2012 December 2012	4% 36%
Fidelity Freedom 2055 Fund
May 2012 December 2012	9% 44%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2012 June 2012 July 2012 August 2012 September 2012 October 2012 November 2012 December 2012 February 2013 March 2013	11% 14% 14% 14% 14% 14% 14% 14% 4% 4%

Fidelity Freedom 2000 Fund
May 2012 December 2012	1% 14%
Fidelity Freedom 2005 Fund
May 2012 December 2012	1% 24%
Fidelity Freedom 2010 Fund
May 2012 December 2012	1% 28%
Fidelity Freedom 2015 Fund
May 2012 December 2012	2% 29%
Fidelity Freedom 2020 Fund
May 2012 December 2012	2% 33%
Fidelity Freedom 2025 Fund
May 2012 December 2012	3% 40%
Fidelity Freedom 2030 Fund
May 2012 December 2012	2% 42%
Fidelity Freedom 2035 Fund
May 2012 December 2012	4% 54%
Fidelity Freedom 2040 Fund
May 2012 December 2012	5% 55%
Fidelity Freedom 2045 Fund
May 2012 December 2012	5% 57%
Fidelity Freedom 2050 Fund
May 2012 December 2012	8% 60%
Fidelity Freedom 2055 Fund
May 2012 December 2012	15% 72%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research
Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-UANNPRO-0513
1.814503.108

Fidelity Freedom K® Funds -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® Income Fund	4.77%	7.51%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2000 Fund	4.84%	7.70%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2000 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2005 Fund	6.03%	10.26%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2010 Fund	7.53%	11.42%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2015 Fund	7.70%	11.70%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2020 Fund	8.17%	12.83%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2025 Fund	9.17%	13.60%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2030 Fund	9.46%	14.04%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2035 Fund	10.01%	14.39%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2040 Fund	10.04%	14.54%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2045 Fund	10.27%	14.71%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2050 Fund	10.26%	14.80%

A From July 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom K® 2055 Fund	10.48%	5.85%

A From June 1, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2055 Fund on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%. In the fixed-income arena, U.S. high-yield bonds benefited from investors' overall willingness to take on more risk, with The BofA Merrill LynchSM US High Yield Constrained Index adding 13.06% for the period. The shift away from perceived safety left U.S. investment-grade debt with a relatively modest 3.77% gain for the year, as measured by the Barclays® U.S. Aggregate Bond Index.

Comments from Christopher Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Freedom K® Funds: For the year, each of the Freedom K Funds delivered a positive absolute return. Funds with the longest time horizons until retirement - which have greater allocations to underlying equity and higher-yielding debt funds - posted the best results, each rising into low double-digit territory. These results were consistent with what we would expect in an environment where investors preferred higher-risk asset classes in search of the potential for outsized returns. In relative terms, each of the Freedom K Funds - except Fidelity Freedom K® Income Fund and Fidelity Freedom K® 2000 Fund - trailed its respective Composite index, hampered by underperformance among the underlying funds in the U.S. equity asset class. (For specific Fund results, please refer to the performance section of this report.) Although equities provided a nice lift during the period, the Funds' investments in U.S. stocks struggled to keep pace with the market, as represented by the Dow Jones U.S. Total Stock Market IndexSM, which returned 14.48%. The majority of the underlying U.S. equity funds trailed the Dow Jones index, which hindered the relative performance of Funds with greater allocations to this asset class. Fidelity® Series All-Sector Equity Fund Class F, Fidelity® Blue Chip Growth Fund Class F and Fidelity Growth Company Fund Class F were among the most significant detractors. The Funds' investments in commodities - represented by Fidelity Series Commodity Strategy Fund Class F - also finished behind the Dow Jones index and dragged on relative performance. Commodities faced an uphill battle and lost ground, as investors chose to take profits in the precious metals segment during the second half of the period, while severe weather for most of the year weighed on the agricultural subsector. Shifting to the non-U.S. equity asset class, each of the three underlying funds focused on developed markets outperformed the 11.40% return of the MSCI® EAFE® Index. On the downside, Fidelity Series Emerging Markets Fund Class F hurt relative performance because it struggled amid lackluster prospects for economic growth within developing countries. Turning to the Funds' fixed-income asset classes, high-quality bonds largely produced positive absolute returns throughout the past year. In an effort to buoy the economy, the Federal Reserve kept interest rates low. However, Treasury yields still fell below the current inflation rate, which created a challenging environment for fixed-income investors. As such, the most conservative investment-grade bonds - U.S. government securities - delivered the most modest result, while the riskiest segment of the overall bond market, high-yield debt, experienced the strongest return. Thanks to the Funds' highly diversified portfolio of debt instruments, the aggregate performance of the bond asset class handily outpaced the 3.77% result of the Barclays® U.S. Aggregate Bond Index. Core holding Fidelity Series Investment Grade Bond Fund Class F solidly outpaced the benchmark, while Fidelity Series High Income Fund Class F and Fidelity Series Real Estate Income Fund Class F also provided a powerful boost. In the short-term debt asset class, Fidelity Short-Term Bond Fund Class F propelled the Funds' aggregate performance here, topping the 0.13% return of Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,022.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,023.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,034.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,045.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,046.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,051.30	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,060.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,063.80	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,071.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,072.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,074.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,075.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2055 Fund	.05%
Actual		$ 1,000.00	$ 1,078.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	2.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.4	1.0
Fidelity Disciplined Equity Fund Class F	0.3	1.3
Fidelity Growth Company Fund Class F	1.8	2.0
Fidelity Series 100 Index Fund	0.5	1.8
Fidelity Series All-Sector Equity Fund Class F	2.0	3.0
Fidelity Series Equity Income Fund Class F	1.2	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	0.8	0.0
Fidelity Series Large Cap Value Fund Class F	1.2	2.5
Fidelity Series Mega Cap Fund Class F	0.5	0.0
Fidelity Series Opportunistic Insights Fund Class F	0.9	0.0
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.2	0.0
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	13.1	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.0	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series High Income Fund Class F	5.0	4.8
Fidelity Series Real Estate Income Fund Class F	0.4	0.7
	7.0	7.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.4	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.5	21.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.7	21.3
Fidelity Short-Term Bond Fund Class F	17.8	17.9
	39.5	39.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.5%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.2%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.2%
Short-Term Funds	39.2%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)	3,427,306	$ 29,920,383
Domestic Equity Funds - 13.1%
Fidelity Blue Chip Growth Fund Class F	399,241	21,399,323
Fidelity Disciplined Equity Fund Class F	171,257	4,651,346
Fidelity Growth Company Fund Class F	281,270	28,422,283
Fidelity Series 100 Index Fund	701,747	7,242,026
Fidelity Series All-Sector Equity Fund Class F	2,443,500	31,398,973
Fidelity Series Equity Income Fund Class F	1,750,389	19,446,821
Fidelity Series Intrinsic Opportunities Fund Class F	1,159,198	13,156,895
Fidelity Series Large Cap Value Fund Class F	1,561,036	18,154,852
Fidelity Series Mega Cap Fund Class F	645,590	7,114,397
Fidelity Series Opportunistic Insights Fund Class F	1,292,761	14,233,295
Fidelity Series Real Estate Equity Fund Class F	219,631	2,859,599
Fidelity Series Small Cap Opportunities Fund Class F	660,800	8,187,311
Fidelity Series Stock Selector Large Cap Value Fund Class F	1,742,874	19,520,184
Fidelity Small Cap Growth Fund Class F	235,483	4,297,566
Fidelity Small Cap Value Fund Class F	242,766	4,588,276
TOTAL DOMESTIC EQUITY FUNDS		204,673,147
TOTAL DOMESTIC EQUITY FUNDS (Cost $208,801,668)		234,593,530
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund Class F	2,468,873	31,280,623
Fidelity Series International Small Cap Fund Class F	466,206	6,410,334
Fidelity Series International Value Fund Class F	3,167,972	31,172,842
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		68,863,799

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	1,132,726	$ 18,984,480
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $77,869,353)		87,848,279
Bond Funds - 39.9%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	734,907	7,995,783
Fidelity Series Floating Rate High Income Fund Class F	1,686,207	17,924,383
Fidelity Series High Income Fund Class F	7,397,442	77,747,119
Fidelity Series Real Estate Income Fund Class F	491,734	5,738,540
TOTAL HIGH YIELD BOND FUNDS		109,405,825
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,683,926	178,639,922
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund Class F	29,184,506	336,789,194
TOTAL BOND FUNDS (Cost $614,620,072)		624,834,941
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Class F	339,166,529	339,166,529
Fidelity Short-Term Bond Fund Class F	32,481,922	279,344,535
TOTAL SHORT-TERM FUNDS (Cost $614,730,167)		618,511,064
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,516,021,260)	1,565,787,814
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,871)
NET ASSETS - 100%	$ 1,565,722,943
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,516,021,260) - See accompanying schedule		$ 1,565,787,814
Receivable for investments sold		2,274,089
Receivable for fund shares sold		2,753,648
Total assets		1,570,815,551

Liabilities
Payable for investments purchased	$ 353,304
Payable for fund shares redeemed	4,674,424
Transfer agent fees payable	64,880
Total liabilities		5,092,608

Net Assets		$ 1,565,722,943
Net Assets consist of:
Paid in capital		$ 1,502,671,229
Undistributed net investment income		1,597,923
Accumulated undistributed net realized gain (loss) on investments		11,687,237
Net unrealized appreciation (depreciation) on investments		49,766,554
Net Assets, for 131,745,025 shares outstanding		$ 1,565,722,943
Net Asset Value, offering price and redemption price per share ($1,565,722,943 ÷ 131,745,025 shares)		$ 11.88

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 20,215,127

Expenses
Transfer agent fees	$ 703,897
Independent trustees' compensation	5,085
Total expenses		708,982
Net investment income (loss)		19,506,145
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	6,054,553
Capital gain distributions from underlying funds	22,952,907
Total net realized gain (loss)		29,007,460
Change in net unrealized appreciation (depreciation) on underlying funds		19,854,338
Net gain (loss)		48,861,798
Net increase (decrease) in net assets resulting from operations		$ 68,367,943

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,506,145	$ 14,949,419
Net realized gain (loss)	29,007,460	14,295,894
Change in net unrealized appreciation (depreciation)	19,854,338	10,607,304
Net increase (decrease) in net assets resulting from operations	68,367,943	39,852,617
Distributions to shareholders from net investment income	(19,271,276)	(14,314,692)
Distributions to shareholders from net realized gain	(20,877,308)	(15,065,060)
Total distributions	(40,148,584)	(29,379,752)
Share transactions Proceeds from sales of shares	753,193,034	941,766,818
Reinvestment of distributions	40,148,584	29,379,752
Cost of shares redeemed	(537,169,540)	(336,343,461)
Net increase (decrease) in net assets resulting from share transactions	256,172,078	634,803,109
Total increase (decrease) in net assets	284,391,437	645,275,974

Net Assets
Beginning of period	1,281,331,506	636,055,532
End of period (including undistributed net investment income of $1,597,923 and undistributed net investment income of $1,363,054, respectively)	$ 1,565,722,943	$ 1,281,331,506
Other Information Shares
Sold	64,260,405	81,922,597
Issued in reinvestment of distributions	3,441,371	2,570,739
Redeemed	(45,842,631)	(29,269,759)
Net increase (decrease)	21,859,145	55,223,577

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.64	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.16	.19	.20	.17
Net realized and unrealized gain (loss)	.39	.21	.61	1.09
Total from investment operations	.55	.40	.81	1.26
Distributions from net investment income	(.16)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.17)	(.19)	(.09)	(.03)
Total distributions	(.33)	(.38) G	(.27)	(.16)
Net asset value, end of period	$ 11.88	$ 11.66	$ 11.64	$ 11.10
Total Return B	4.77%	3.50%	7.37%	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.37%	1.67%	1.77%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,565,723	$ 1,281,332	$ 636,056	$ 123,777
Portfolio turnover rate	17%	20%	32%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.194 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.9	2.1
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.3	1.0
Fidelity Disciplined Equity Fund Class F	0.3	1.3
Fidelity Growth Company Fund Class F	1.8	2.0
Fidelity Series 100 Index Fund	0.4	1.8
Fidelity Series All-Sector Equity Fund Class F	2.0	3.0
Fidelity Series Equity Income Fund Class F	1.3	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	0.8	0.0
Fidelity Series Large Cap Value Fund Class F	1.2	2.5
Fidelity Series Mega Cap Fund Class F	0.5	0.0
Fidelity Series Opportunistic Insights Fund Class F	0.9	0.0
Fidelity Series Real Estate Equity Fund Class F	0.2	0.2
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.5
Fidelity Series Stock Selector Large Cap Value Fund Class F	1.3	0.0
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	13.1	12.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	2.0	2.0
Fidelity Series International Small Cap Fund Class F	0.4	0.4
Fidelity Series International Value Fund Class F	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.2
Fidelity Series High Income Fund Class F	5.0	4.9
Fidelity Series Real Estate Income Fund Class F	0.4	0.7
	7.1	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.4	12.0
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.4	21.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	21.7	21.3
Fidelity Short-Term Bond Fund Class F	17.8	17.8
	39.5	39.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.4%
Short-Term Funds	39.5%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	12.9%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	21.1%
Short-Term Funds	39.1%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2000 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F (a)	1,678,933	$ 14,657,088
Domestic Equity Funds - 13.1%
Fidelity Blue Chip Growth Fund Class F	193,421	10,367,354
Fidelity Disciplined Equity Fund Class F	83,658	2,272,153
Fidelity Growth Company Fund Class F	136,973	13,841,156
Fidelity Series 100 Index Fund	339,533	3,503,980
Fidelity Series All-Sector Equity Fund Class F	1,182,688	15,197,543
Fidelity Series Equity Income Fund Class F	873,203	9,701,289
Fidelity Series Intrinsic Opportunities Fund Class F	564,095	6,402,479
Fidelity Series Large Cap Value Fund Class F	763,317	8,877,379
Fidelity Series Mega Cap Fund Class F	321,864	3,546,946
Fidelity Series Opportunistic Insights Fund Class F	644,502	7,095,962
Fidelity Series Real Estate Equity Fund Class F	101,050	1,315,668
Fidelity Series Small Cap Opportunities Fund Class F	320,636	3,972,675
Fidelity Series Stock Selector Large Cap Value Fund Class F	869,755	9,741,259
Fidelity Small Cap Growth Fund Class F	114,830	2,095,648
Fidelity Small Cap Value Fund Class F	118,667	2,242,805
TOTAL DOMESTIC EQUITY FUNDS		100,174,296
TOTAL DOMESTIC EQUITY FUNDS (Cost $101,375,681)		114,831,384
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund Class F	1,207,363	15,297,286
Fidelity Series International Small Cap Fund Class F	227,340	3,125,927
Fidelity Series International Value Fund Class F	1,544,222	15,195,142
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		33,618,355

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	551,764	$ 9,247,573
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,924,607)		42,865,928
Bond Funds - 39.9%

High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	379,493	4,128,883
Fidelity Series Floating Rate High Income Fund Class F	842,095	8,951,472
Fidelity Series High Income Fund Class F	3,651,077	38,372,819
Fidelity Series Real Estate Income Fund Class F	245,503	2,865,016
TOTAL HIGH YIELD BOND FUNDS		54,318,190
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,660,441	87,252,419
Investment Grade Bond Funds - 21.4%
Fidelity Series Investment Grade Bond Fund Class F	14,261,100	164,573,090
TOTAL BOND FUNDS (Cost $299,656,420)		306,143,699
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Class F	165,948,123	165,948,123
Fidelity Short-Term Bond Fund Class F	15,871,113	136,491,569
TOTAL SHORT-TERM FUNDS (Cost $300,236,745)		302,439,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $739,193,453)	766,280,703
NET OTHER ASSETS (LIABILITIES) - 0.0%	(31,804)
NET ASSETS - 100%	$ 766,248,899
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $739,193,453) - See accompanying schedule		$ 766,280,703
Receivable for investments sold		1,061,965
Receivable for fund shares sold		704,263
Total assets		768,046,931

Liabilities
Payable for investments purchased	$ 172,793
Payable for fund shares redeemed	1,593,428
Transfer agent fees payable	31,811
Total liabilities		1,798,032

Net Assets		$ 766,248,899
Net Assets consist of:
Paid in capital		$ 731,551,279
Undistributed net investment income		1,745,849
Accumulated undistributed net realized gain (loss) on investments		5,864,521
Net unrealized appreciation (depreciation) on investments		27,087,250
Net Assets, for 63,663,256 shares outstanding		$ 766,248,899
Net Asset Value, offering price and redemption price per share ($766,248,899 ÷ 63,663,256 shares)		$ 12.04

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 10,349,402

Expenses
Transfer agent fees	$ 360,292
Independent trustees' compensation	2,617
Total expenses		362,909
Net investment income (loss)		9,986,493
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,143,100
Capital gain distributions from underlying funds	11,658,069
Total net realized gain (loss)		14,801,169
Change in net unrealized appreciation (depreciation) on underlying funds		10,236,408
Net gain (loss)		25,037,577
Net increase (decrease) in net assets resulting from operations		$ 35,024,070

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,986,493	$ 8,587,023
Net realized gain (loss)	14,801,169	8,771,350
Change in net unrealized appreciation (depreciation)	10,236,408	3,383,207
Net increase (decrease) in net assets resulting from operations	35,024,070	20,741,580
Distributions to shareholders from net investment income	(10,127,602)	(7,832,451)
Distributions to shareholders from net realized gain	(10,962,080)	(10,260,599)
Total distributions	(21,089,682)	(18,093,050)
Share transactions Proceeds from sales of shares	317,129,847	396,400,982
Reinvestment of distributions	21,089,682	18,093,050
Cost of shares redeemed	(248,577,057)	(169,656,839)
Net increase (decrease) in net assets resulting from share transactions	89,642,472	244,837,193
Total increase (decrease) in net assets	103,576,860	247,485,723

Net Assets
Beginning of period	662,672,039	415,186,316
End of period (including undistributed net investment income of $1,745,849 and undistributed net investment income of $1,886,958, respectively)	$ 766,248,899	$ 662,672,039
Other Information Shares
Sold	26,708,564	33,920,155
Issued in reinvestment of distributions	1,790,935	1,569,080
Redeemed	(20,902,745)	(14,530,318)
Net increase (decrease)	7,596,754	20,958,917

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.83	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.16	.19	.20	.19
Net realized and unrealized gain (loss)	.40	.20	.65	1.12
Total from investment operations	.56	.39	.85	1.31
Distributions from net investment income	(.16)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.24)	(.08)	(.05)
Total distributions	(.34)	(.40) G	(.22)	(.11)
Net asset value, end of period	$ 12.04	$ 11.82	$ 11.83	$ 11.20
Total Return B	4.84%	3.41%	7.68%	13.12%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.37%	1.65%	1.74%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 766,249	$ 662,672	$ 415,186	$ 87,474
Portfolio turnover rate	20%	22%	36%	35% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.235 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.8	4.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4	1.8
Fidelity Disciplined Equity Fund Class F	0.5	2.4
Fidelity Growth Company Fund Class F	3.1	3.6
Fidelity Series 100 Index Fund	0.8	3.2
Fidelity Series All-Sector Equity Fund Class F	3.4	5.2
Fidelity Series Equity Income Fund Class F	2.2	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.2	0.0
Fidelity Series Large Cap Value Fund Class F	2.0	4.5
Fidelity Series Mega Cap Fund Class F	0.8	0.0
Fidelity Series Opportunistic Insights Fund Class F	1.6	0.0
Fidelity Series Real Estate Equity Fund Class F	0.3	0.3
Fidelity Series Small Cap Opportunities Fund Class F	0.9	0.9
Fidelity Series Stock Selector Large Cap Value Fund Class F	2.2	0.0
Fidelity Small Cap Growth Fund Class F	0.5	0.5
Fidelity Small Cap Value Fund Class F	0.5	0.5
	22.4	22.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	3.4	3.4
Fidelity Series International Small Cap Fund Class F	0.7	0.7
Fidelity Series International Value Fund Class F	3.3	3.4
	7.4	7.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.0	2.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.0
Fidelity Series High Income Fund Class F	4.8	4.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	7.0	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.1	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	18.1	18.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.6	15.5
Fidelity Short-Term Bond Fund Class F	13.6	12.5
	30.2	28.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.8%
Domestic Equity Funds	22.4%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.2%

Six months ago
Commodity Funds	4.2%
Domestic Equity Funds	22.9%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	18.5%
Short-Term Funds	28.0%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 26.2%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund Class F (a)	2,143,499	$ 18,712,743
Domestic Equity Funds - 22.4%
Fidelity Blue Chip Growth Fund Class F	220,443	11,815,761
Fidelity Disciplined Equity Fund Class F	94,947	2,578,747
Fidelity Growth Company Fund Class F	151,141	15,272,824
Fidelity Series 100 Index Fund	383,434	3,957,039
Fidelity Series All-Sector Equity Fund Class F	1,327,813	17,062,392
Fidelity Series Equity Income Fund Class F	968,276	10,757,552
Fidelity Series Intrinsic Opportunities Fund Class F	540,132	6,130,497
Fidelity Series Large Cap Value Fund Class F	859,578	9,996,897
Fidelity Series Mega Cap Fund Class F	356,387	3,927,382
Fidelity Series Opportunistic Insights Fund Class F	713,176	7,852,073
Fidelity Series Real Estate Equity Fund Class F	116,788	1,520,576
Fidelity Series Small Cap Opportunities Fund Class F	365,807	4,532,355
Fidelity Series Stock Selector Large Cap Value Fund Class F	964,964	10,807,598
Fidelity Small Cap Growth Fund Class F	130,661	2,384,563
Fidelity Small Cap Value Fund Class F	134,836	2,548,398
TOTAL DOMESTIC EQUITY FUNDS		111,144,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $115,251,736)		129,857,397
International Equity Funds - 9.4%

Developed International Equity Funds - 7.4%
Fidelity Series International Growth Fund Class F	1,320,380	16,729,213
Fidelity Series International Small Cap Fund Class F	249,176	3,426,173
Fidelity Series International Value Fund Class F	1,680,252	16,533,675
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		36,689,061
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund Class F	611,538	10,249,384
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,076,549)		46,938,445
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	283,188	$ 3,081,086
Fidelity Series Floating Rate High Income Fund Class F	510,896	5,430,822
Fidelity Series High Income Fund Class F	2,280,121	23,964,069
Fidelity Series Real Estate Income Fund Class F	199,950	2,333,416
TOTAL HIGH YIELD BOND FUNDS		34,809,393
Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,964,838	45,159,502
Investment Grade Bond Funds - 18.1%
Fidelity Series Investment Grade Bond Fund Class F	7,759,582	89,545,578
TOTAL BOND FUNDS (Cost $165,991,521)		169,514,473
Short-Term Funds - 30.2%

Fidelity Institutional Money Market Portfolio Class F	82,320,523	82,320,523
Fidelity Short-Term Bond Fund Class F	7,843,444	67,453,619
TOTAL SHORT-TERM FUNDS (Cost $148,973,932)		149,774,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $471,293,738)		496,084,457
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,561)
NET ASSETS - 100%		$ 496,063,896
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $471,293,738) - See accompanying schedule		$ 496,084,457
Receivable for investments sold		95,488
Receivable for fund shares sold		1,372,676
Total assets		497,552,621

Liabilities
Payable for investments purchased	$ 1,100,075
Payable for fund shares redeemed	368,086
Transfer agent fees payable	20,564
Total liabilities		1,488,725

Net Assets		$ 496,063,896
Net Assets consist of:
Paid in capital		$ 464,324,800
Undistributed net investment income		998,079
Accumulated undistributed net realized gain (loss) on investments		5,950,298
Net unrealized appreciation (depreciation) on investments		24,790,719
Net Assets, for 38,163,444 shares outstanding		$ 496,063,896
Net Asset Value, offering price and redemption price per share ($496,063,896 ÷ 38,163,444 shares)		$ 13.00

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 6,827,124

Expenses
Transfer agent fees	$ 223,222
Independent trustees' compensation	1,608
Total expenses		224,830
Net investment income (loss)		6,602,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,810,255
Capital gain distributions from underlying funds	8,100,894
Total net realized gain (loss)		11,911,149
Change in net unrealized appreciation (depreciation) on underlying funds		9,551,556
Net gain (loss)		21,462,705
Net increase (decrease) in net assets resulting from operations		$ 28,064,999

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,602,294	$ 5,095,456
Net realized gain (loss)	11,911,149	6,719,958
Change in net unrealized appreciation (depreciation)	9,551,556	(238,126)
Net increase (decrease) in net assets resulting from operations	28,064,999	11,577,288
Distributions to shareholders from net investment income	(6,563,931)	(4,709,146)
Distributions to shareholders from net realized gain	(7,399,766)	(7,947,894)
Total distributions	(13,963,697)	(12,657,040)
Share transactions Proceeds from sales of shares	255,064,764	261,370,551
Reinvestment of distributions	13,963,697	12,657,040
Cost of shares redeemed	(175,074,534)	(142,755,897)
Net increase (decrease) in net assets resulting from share transactions	93,953,927	131,271,694
Total increase (decrease) in net assets	108,055,229	130,191,942

Net Assets
Beginning of period	388,008,667	257,816,725
End of period (including undistributed net investment income of $998,079 and undistributed net investment income of $959,716, respectively)	$ 496,063,896	$ 388,008,667
Other Information Shares
Sold	20,164,317	21,093,693
Issued in reinvestment of distributions	1,114,064	1,039,078
Redeemed	(13,795,032)	(11,566,245)
Net increase (decrease)	7,483,349	10,566,526

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 12.82	$ 11.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19	.21	.21	.18
Net realized and unrealized gain (loss)	.56	.13	1.05	1.76
Total from investment operations	.75	.34	1.26	1.94
Distributions from net investment income	(.18)	(.18)	(.17)	(.05)
Distributions from net realized gain	(.21)	(.33)	(.12)	(.04)
Total distributions	(.40) G	(.51)	(.29)	(.09)
Net asset value, end of period	$ 13.00	$ 12.65	$ 12.82	$ 11.85
Total Return B	6.03%	2.83%	10.75%	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.06% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06% A
Expenses net of all reductions	.05%	.05%	.05%	.06% A
Net investment income (loss)	1.46%	1.66%	1.73%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 496,064	$ 388,009	$ 257,817	$ 65,083
Portfolio turnover rate	29%	37%	47%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.0	5.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2	2.3
Fidelity Disciplined Equity Fund Class F	0.7	3.2
Fidelity Growth Company Fund Class F	4.3	5.0
Fidelity Series 100 Index Fund	1.1	4.3
Fidelity Series All-Sector Equity Fund Class F	4.7	7.1
Fidelity Series Equity Income Fund Class F	3.0	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.7	0.0
Fidelity Series Large Cap Value Fund Class F	2.8	6.1
Fidelity Series Mega Cap Fund Class F	1.1	0.0
Fidelity Series Opportunistic Insights Fund Class F	2.2	0.0
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.2	1.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.0	0.0
Fidelity Small Cap Growth Fund Class F	0.6	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	30.7	31.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	4.6	4.6
Fidelity Series International Small Cap Fund Class F	1.0	0.9
Fidelity Series International Value Fund Class F	4.6	4.6
	10.2	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.8	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.4
Fidelity Series High Income Fund Class F	4.8	4.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.7
	7.1	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.1	10.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.5	21.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	6.9	6.0
Fidelity Short-Term Bond Fund Class F	5.7	5.0
	12.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.0%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.2%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	21.5%
Short-Term Funds	12.6%

Six months ago
Commodity Funds	5.3%
Domestic Equity Funds	31.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	21.6%
Short-Term Funds	11.0%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	23.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.7%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F (a)	27,077,329	$ 236,385,079
Domestic Equity Funds - 30.7%
Fidelity Blue Chip Growth Fund Class F	2,794,821	149,802,430
Fidelity Disciplined Equity Fund Class F	1,211,041	32,891,866
Fidelity Growth Company Fund Class F	1,995,331	201,628,203
Fidelity Series 100 Index Fund	4,910,773	50,679,176
Fidelity Series All-Sector Equity Fund Class F	17,152,485	220,409,431
Fidelity Series Equity Income Fund Class F	12,686,890	140,951,352
Fidelity Series Intrinsic Opportunities Fund Class F	7,070,711	80,252,568
Fidelity Series Large Cap Value Fund Class F	11,329,082	131,757,219
Fidelity Series Mega Cap Fund Class F	4,672,655	51,492,653
Fidelity Series Opportunistic Insights Fund Class F	9,351,555	102,960,623
Fidelity Series Real Estate Equity Fund Class F	1,443,240	18,790,991
Fidelity Series Small Cap Opportunities Fund Class F	4,608,689	57,101,662
Fidelity Series Stock Selector Large Cap Value Fund Class F	12,661,998	141,814,376
Fidelity Small Cap Growth Fund Class F	1,652,699	30,161,753
Fidelity Small Cap Value Fund Class F	1,706,063	32,244,593
TOTAL DOMESTIC EQUITY FUNDS		1,442,938,896
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,497,128,160)		1,679,323,975
International Equity Funds - 13.0%

Developed International Equity Funds - 10.2%
Fidelity Series International Growth Fund Class F	17,180,043	217,671,150
Fidelity Series International Small Cap Fund Class F	3,225,614	44,352,190
Fidelity Series International Value Fund Class F	21,932,995	215,820,670
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		477,844,010

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	7,842,583	$ 131,441,689
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $540,888,527)		609,285,699
Bond Funds - 38.7%

High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund Class F	2,873,754	31,266,438
Fidelity Series Floating Rate High Income Fund Class F	5,102,826	54,243,040
Fidelity Series High Income Fund Class F	21,488,567	225,844,840
Fidelity Series Real Estate Income Fund Class F	2,085,324	24,335,736
TOTAL HIGH YIELD BOND FUNDS		335,690,054
Inflation-Protected Bond Funds - 10.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,635,491	474,228,237
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund Class F	87,634,502	1,011,302,155
TOTAL BOND FUNDS (Cost $1,781,302,287)		1,821,220,446
Short-Term Funds - 12.6%

Fidelity Institutional Money Market Portfolio Class F	324,006,396	324,006,396
Fidelity Short-Term Bond Fund Class F	30,946,756	266,142,105
TOTAL SHORT-TERM FUNDS (Cost $586,477,001)		590,148,501
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,405,795,975)		4,699,978,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		(194,917)
NET ASSETS - 100%		$ 4,699,783,704
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $4,405,795,975) - See accompanying schedule		$ 4,699,978,621
Receivable for investments sold		9,479,073
Receivable for fund shares sold		7,518,298
Total assets		4,716,975,992

Liabilities
Payable for investments purchased	$ 2,488,290
Payable for fund shares redeemed	14,509,053
Transfer agent fees payable	194,945
Total liabilities		17,192,288

Net Assets		$ 4,699,783,704
Net Assets consist of:
Paid in capital		$ 4,317,765,588
Undistributed net investment income		9,553,951
Accumulated undistributed net realized gain (loss) on investments		78,281,519
Net unrealized appreciation (depreciation) on investments		294,182,646
Net Assets, for 351,075,199 shares outstanding		$ 4,699,783,704
Net Asset Value, offering price and redemption price per share ($4,699,783,704 ÷ 351,075,199 shares)		$ 13.39

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 74,805,706

Expenses
Transfer agent fees	$ 2,175,358
Independent trustees' compensation	15,810
Total expenses		2,191,168
Net investment income (loss)		72,614,538
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	41,200,023
Capital gain distributions from underlying funds	96,061,209
Total net realized gain (loss)		137,261,232
Change in net unrealized appreciation (depreciation) on underlying funds		117,239,921
Net gain (loss)		254,501,153
Net increase (decrease) in net assets resulting from operations		$ 327,115,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,614,538	$ 59,249,816
Net realized gain (loss)	137,261,232	92,078,454
Change in net unrealized appreciation (depreciation)	117,239,921	549,097
Net increase (decrease) in net assets resulting from operations	327,115,691	151,877,367
Distributions to shareholders from net investment income	(73,332,890)	(55,252,209)
Distributions to shareholders from net realized gain	(90,164,143)	(91,139,646)
Total distributions	(163,497,033)	(146,391,855)
Share transactions Proceeds from sales of shares	1,635,790,352	2,385,432,286
Reinvestment of distributions	163,497,033	146,391,855
Cost of shares redeemed	(1,393,908,281)	(1,071,760,225)
Net increase (decrease) in net assets resulting from share transactions	405,379,104	1,460,063,916
Total increase (decrease) in net assets	568,997,762	1,465,549,428

Net Assets
Beginning of period	4,130,785,942	2,665,236,514
End of period (including undistributed net investment income of $9,553,951 and undistributed net investment income of $10,272,303, respectively)	$ 4,699,783,704	$ 4,130,785,942
Other Information Shares
Sold	126,668,267	189,462,446
Issued in reinvestment of distributions	12,812,082	11,862,119
Redeemed	(107,862,174)	(84,968,631)
Net increase (decrease)	31,618,175	116,355,934

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 13.12	$ 11.97	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.21	.23	.23	.17
Net realized and unrealized gain (loss)	.74	.14	1.21	1.89
Total from investment operations	.95	.37	1.44	2.06
Distributions from net investment income	(.22)	(.20)	(.17)	(.05)
Distributions from net realized gain	(.27)	(.36)	(.12)	(.04)
Total distributions	(.49)	(.56)	(.29)	(.09)
Net asset value, end of period	$ 13.39	$ 12.93	$ 13.12	$ 11.97
Total Return B	7.53%	3.08%	12.17%	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.65%	1.85%	1.82%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,699,784	$ 4,130,786	$ 2,665,237	$ 675,704
Portfolio turnover rate	30%	28%	42%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.3	5.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	2.4
Fidelity Disciplined Equity Fund Class F	0.7	3.3
Fidelity Growth Company Fund Class F	4.5	5.1
Fidelity Series 100 Index Fund	1.2	4.5
Fidelity Series All-Sector Equity Fund Class F	4.9	7.3
Fidelity Series Equity Income Fund Class F	3.1	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.8	0.0
Fidelity Series Large Cap Value Fund Class F	2.9	6.2
Fidelity Series Mega Cap Fund Class F	1.1	0.0
Fidelity Series Opportunistic Insights Fund Class F	2.3	0.0
Fidelity Series Real Estate Equity Fund Class F	0.4	0.4
Fidelity Series Small Cap Opportunities Fund Class F	1.3	1.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.1	0.0
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	32.0	31.8
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	4.8	4.8
Fidelity Series International Small Cap Fund Class F	1.0	1.0
Fidelity Series International Value Fund Class F	4.8	4.7
	10.6	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.3
Fidelity Series High Income Fund Class F	4.7	4.7
Fidelity Series Real Estate Income Fund Class F	0.6	0.7
	7.0	7.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.6	22.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.3	5.2
Fidelity Short-Term Bond Fund Class F	4.4	4.3
	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.3%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.6%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Six months ago
Commodity Funds	5.5%
Domestic Equity Funds	31.8%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.3%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 37.3%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund Class F (a)	43,641,105	$ 380,986,843
Domestic Equity Funds - 32.0%
Fidelity Blue Chip Growth Fund Class F	4,437,290	237,838,735
Fidelity Disciplined Equity Fund Class F	1,927,798	52,358,996
Fidelity Growth Company Fund Class F	3,192,484	322,600,509
Fidelity Series 100 Index Fund	7,881,513	81,337,216
Fidelity Series All-Sector Equity Fund Class F	27,315,964	351,010,140
Fidelity Series Equity Income Fund Class F	19,641,513	218,217,212
Fidelity Series Intrinsic Opportunities Fund Class F	11,390,352	129,280,499
Fidelity Series Large Cap Value Fund Class F	17,995,986	209,293,319
Fidelity Series Mega Cap Fund Class F	7,240,950	79,795,267
Fidelity Series Opportunistic Insights Fund Class F	14,492,716	159,564,808
Fidelity Series Real Estate Equity Fund Class F	2,291,265	29,832,276
Fidelity Series Small Cap Opportunities Fund Class F	7,337,010	90,905,560
Fidelity Series Stock Selector Large Cap Value Fund Class F	19,611,371	219,647,351
Fidelity Small Cap Growth Fund Class F	2,662,864	48,597,274
Fidelity Small Cap Value Fund Class F	2,751,793	52,008,882
TOTAL DOMESTIC EQUITY FUNDS		2,282,288,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,397,884,383)		2,663,274,887
International Equity Funds - 13.5%

Developed International Equity Funds - 10.6%
Fidelity Series International Growth Fund Class F	27,117,905	343,583,858
Fidelity Series International Small Cap Fund Class F	5,103,677	70,175,563
Fidelity Series International Value Fund Class F	34,677,018	341,221,853
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		754,981,274

	Shares	Value
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund Class F	12,398,814	$ 207,804,129
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $857,775,787)		962,785,403
Bond Funds - 39.5%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	4,080,253	44,393,155
Fidelity Series Floating Rate High Income Fund Class F	7,552,771	80,285,954
Fidelity Series High Income Fund Class F	32,108,333	337,458,576
Fidelity Series Real Estate Income Fund Class F	3,409,368	39,787,328
TOTAL HIGH YIELD BOND FUNDS		501,925,013
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	62,102,650	707,349,178
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund Class F	139,414,956	1,608,848,595
TOTAL BOND FUNDS (Cost $2,772,085,061)		2,818,122,786
Short-Term Funds - 9.7%

Fidelity Institutional Money Market Portfolio Class F	381,045,557	381,045,557
Fidelity Short-Term Bond Fund Class F	36,477,919	313,710,106
TOTAL SHORT-TERM FUNDS (Cost $690,601,112)		694,755,663
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,718,346,343)		7,138,938,739
NET OTHER ASSETS (LIABILITIES) - 0.0%		(293,971)
NET ASSETS - 100%		$ 7,138,644,768
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $6,718,346,343) - See accompanying schedule		$ 7,138,938,739
Receivable for investments sold		9,834,892
Receivable for fund shares sold		21,891,530
Total assets		7,170,665,161

Liabilities
Payable for investments purchased	$ 3,932,640
Payable for fund shares redeemed	27,793,741
Transfer agent fees payable	294,012
Total liabilities		32,020,393

Net Assets		$ 7,138,644,768
Net Assets consist of:
Paid in capital		$ 6,595,575,137
Undistributed net investment income		14,130,444
Accumulated undistributed net realized gain (loss) on investments		108,346,791
Net unrealized appreciation (depreciation) on investments		420,592,396
Net Assets, for 529,655,771 shares outstanding		$ 7,138,644,768
Net Asset Value, offering price and redemption price per share ($7,138,644,768 ÷ 529,655,771 shares)		$ 13.48

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 108,083,999

Expenses
Transfer agent fees	$ 3,088,640
Independent trustees' compensation	22,203
Total expenses		3,110,843
Net investment income (loss)		104,973,156
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	51,603,846
Capital gain distributions from underlying funds	142,266,857
Total net realized gain (loss)		193,870,703
Change in net unrealized appreciation (depreciation) on underlying funds		191,632,000
Net gain (loss)		385,502,703
Net increase (decrease) in net assets resulting from operations		$ 490,475,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,973,156	$ 75,366,197
Net realized gain (loss)	193,870,703	112,050,956
Change in net unrealized appreciation (depreciation)	191,632,000	15,624,223
Net increase (decrease) in net assets resulting from operations	490,475,859	203,041,376
Distributions to shareholders from net investment income	(104,060,774)	(69,048,549)
Distributions to shareholders from net realized gain	(121,907,706)	(110,875,285)
Total distributions	(225,968,480)	(179,923,834)
Share transactions Proceeds from sales of shares	2,897,817,791	3,367,532,187
Reinvestment of distributions	225,968,480	179,923,834
Cost of shares redeemed	(1,715,829,396)	(1,253,246,618)
Net increase (decrease) in net assets resulting from share transactions	1,407,956,875	2,294,209,403
Total increase (decrease) in net assets	1,672,464,254	2,317,326,945

Net Assets
Beginning of period	5,466,180,514	3,148,853,569
End of period (including undistributed net investment income of $14,130,444 and undistributed net investment income of $13,218,064, respectively)	$ 7,138,644,768	$ 5,466,180,514
Other Information Shares
Sold	222,954,292	266,725,796
Issued in reinvestment of distributions	17,651,115	14,546,763
Redeemed	(131,962,603)	(99,415,824)
Net increase (decrease)	108,642,804	181,856,735

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 13.17	$ 12.01	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.22	.24	.23	.19
Net realized and unrealized gain (loss)	.75	.13	1.24	1.95
Total from investment operations	.97	.37	1.47	2.14
Distributions from net investment income	(.21)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.26)	(.36)	(.14)	(.06)
Total distributions	(.47)	(.56)	(.31) G	(.13)
Net asset value, end of period	$ 13.48	$ 12.98	$ 13.17	$ 12.01
Total Return B	7.70%	3.00%	12.42%	21.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.68%	1.86%	1.83%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,138,645	$ 5,466,181	$ 3,148,854	$ 870,342
Portfolio turnover rate	21%	23%	35%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.31 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.9	6.2
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.7	2.7
Fidelity Disciplined Equity Fund Class F	0.8	3.8
Fidelity Growth Company Fund Class F	4.9	5.7
Fidelity Series 100 Index Fund	1.2	5.0
Fidelity Series All-Sector Equity Fund Class F	5.4	8.3
Fidelity Series Equity Income Fund Class F	3.4	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	1.9	0.0
Fidelity Series Large Cap Value Fund Class F	3.2	7.0
Fidelity Series Mega Cap Fund Class F	1.2	0.0
Fidelity Series Opportunistic Insights Fund Class F	2.5	0.0
Fidelity Series Real Estate Equity Fund Class F	0.5	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.4
Fidelity Series Stock Selector Large Cap Value Fund Class F	3.4	0.0
Fidelity Small Cap Growth Fund Class F	0.7	0.8
Fidelity Small Cap Value Fund Class F	0.8	0.8
	35.0	36.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	5.2	5.4
Fidelity Series International Small Cap Fund Class F	1.1	1.1
Fidelity Series International Value Fund Class F	5.2	5.3
	11.5	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.2	3.4
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.2
Fidelity Series High Income Fund Class F	5.4	5.7
Fidelity Series Real Estate Income Fund Class F	0.6	0.6
	7.8	8.2
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.2	8.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.7	20.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.7	2.9
Fidelity Short-Term Bond Fund Class F	3.0	2.5
	6.7	5.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Six months ago
Commodity Funds	6.2%
Domestic Equity Funds	36.0%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.2%
Inflation-Protected Bond Funds	8.1%
Investment Grade Bond Funds	20.9%
Short-Term Funds	5.4%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	24.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund Class F (a)	107,982,250	$ 942,685,044
Domestic Equity Funds - 35.0%
Fidelity Blue Chip Growth Fund Class F	10,979,451	588,498,575
Fidelity Disciplined Equity Fund Class F	4,755,459	129,158,280
Fidelity Growth Company Fund Class F	7,811,636	789,365,850
Fidelity Series 100 Index Fund	19,377,203	199,972,738
Fidelity Series All-Sector Equity Fund Class F	67,378,977	865,819,849
Fidelity Series Equity Income Fund Class F	48,729,204	541,381,458
Fidelity Series Intrinsic Opportunities Fund Class F	26,629,929	302,249,698
Fidelity Series Large Cap Value Fund Class F	44,280,730	514,984,893
Fidelity Series Mega Cap Fund Class F	17,940,869	197,708,377
Fidelity Series Opportunistic Insights Fund Class F	35,895,991	395,214,863
Fidelity Series Real Estate Equity Fund Class F	5,815,082	75,712,362
Fidelity Series Small Cap Opportunities Fund Class F	18,131,197	224,645,527
Fidelity Series Stock Selector Large Cap Value Fund Class F	48,645,325	544,827,638
Fidelity Small Cap Growth Fund Class F	6,498,428	118,596,302
Fidelity Small Cap Value Fund Class F	6,710,235	126,823,443
TOTAL DOMESTIC EQUITY FUNDS		5,614,959,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,919,558,053)		6,557,644,897
International Equity Funds - 14.7%

Developed International Equity Funds - 11.5%
Fidelity Series International Growth Fund Class F	66,568,317	843,420,577
Fidelity Series International Small Cap Fund Class F	12,480,184	171,602,530
Fidelity Series International Value Fund Class F	84,887,207	835,290,115
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,850,313,222

	Shares	Value
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund Class F	30,493,651	$ 511,073,597
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,102,738,804)		2,361,386,819
Bond Funds - 37.7%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F	10,931,998	118,940,141
Fidelity Series Floating Rate High Income Fund Class F	16,973,173	180,424,834
Fidelity Series High Income Fund Class F	82,047,863	862,323,043
Fidelity Series Real Estate Income Fund Class F	8,216,483	95,886,354
TOTAL HIGH YIELD BOND FUNDS		1,257,574,372
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	115,288,436	1,313,135,289
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund Class F	301,820,437	3,483,007,844
TOTAL BOND FUNDS (Cost $5,961,212,123)		6,053,717,505
Short-Term Funds - 6.7%

Fidelity Institutional Money Market Portfolio Class F	593,164,107	593,164,107
Fidelity Short-Term Bond Fund Class F	56,591,547	486,687,301
TOTAL SHORT-TERM FUNDS (Cost $1,075,543,579)		1,079,851,408
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,059,052,559)		16,052,600,629
NET OTHER ASSETS (LIABILITIES) - 0.0%		(659,726)
NET ASSETS - 100%		$ 16,051,940,903
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $15,059,052,559) - See accompanying schedule		$ 16,052,600,629
Receivable for investments sold		16,564,467
Receivable for fund shares sold		46,614,131
Total assets		16,115,779,227

Liabilities
Payable for investments purchased	$ 9,675,740
Payable for fund shares redeemed	53,502,766
Transfer agent fees payable	659,818
Total liabilities		63,838,324

Net Assets		$ 16,051,940,903
Net Assets consist of:
Paid in capital		$ 14,758,197,359
Undistributed net investment income		31,790,272
Accumulated undistributed net realized gain (loss) on investments		268,405,202
Net unrealized appreciation (depreciation) on investments		993,548,070
Net Assets, for 1,147,901,633 shares outstanding		$ 16,051,940,903
Net Asset Value, offering price and redemption price per share ($16,051,940,903 ÷ 1,147,901,633 shares)		$ 13.98

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 252,237,970

Expenses
Transfer agent fees	$ 6,818,312
Independent trustees' compensation	48,932
Total expenses		6,867,244
Net investment income (loss)		245,370,726
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	130,123,176
Capital gain distributions from underlying funds	318,580,928
Total net realized gain (loss)		448,704,104
Change in net unrealized appreciation (depreciation) on underlying funds		471,599,307
Net gain (loss)		920,303,411
Net increase (decrease) in net assets resulting from operations		$ 1,165,674,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 245,370,726	$ 168,300,771
Net realized gain (loss)	448,704,104	259,628,612
Change in net unrealized appreciation (depreciation)	471,599,307	22,331,370
Net increase (decrease) in net assets resulting from operations	1,165,674,137	450,260,753
Distributions to shareholders from net investment income	(242,055,622)	(153,614,168)
Distributions to shareholders from net realized gain	(272,202,329)	(255,510,896)
Total distributions	(514,257,951)	(409,125,064)
Share transactions Proceeds from sales of shares	5,706,482,439	6,940,773,309
Reinvestment of distributions	514,257,951	409,125,064
Cost of shares redeemed	(2,874,667,076)	(1,969,151,512)
Net increase (decrease) in net assets resulting from share transactions	3,346,073,314	5,380,746,861
Total increase (decrease) in net assets	3,997,489,500	5,421,882,550

Net Assets
Beginning of period	12,054,451,403	6,632,568,853
End of period (including undistributed net investment income of $31,790,272 and undistributed net investment income of $28,475,167, respectively)	$ 16,051,940,903	$ 12,054,451,403
Other Information Shares
Sold	425,101,001	534,520,638
Issued in reinvestment of distributions	38,982,612	32,134,331
Redeemed	(214,551,170)	(151,744,911)
Net increase (decrease)	249,532,443	414,910,058

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.72	$ 12.37	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.24	.25	.24	.18
Net realized and unrealized gain (loss)	.82	.06	1.42	2.30
Total from investment operations	1.06	.31	1.66	2.48
Distributions from net investment income	(.23)	(.21)	(.18)	(.06)
Distributions from net realized gain	(.27)	(.40)	(.13)	(.05)
Total distributions	(.50)	(.61)	(.31)	(.11)
Net asset value, end of period	$ 13.98	$ 13.42	$ 13.72	$ 12.37
Total Return B	8.17%	2.50%	13.62%	24.78%
Ratios to Average Net Assets D, F
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.78%	1.94%	1.89%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,051,941	$ 12,054,451	$ 6,632,569	$ 1,585,350
Portfolio turnover rate	23%	21%	37%	20% A

A Annualized

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period July 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.2	7.5
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.5	3.1
Fidelity Disciplined Equity Fund Class F	1.0	4.5
Fidelity Growth Company Fund Class F	6.1	6.8
Fidelity Series 100 Index Fund	1.5	6.0
Fidelity Series All-Sector Equity Fund Class F	6.6	9.8
Fidelity Series Equity Income Fund Class F	4.0	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.4	0.0
Fidelity Series Large Cap Value Fund Class F	3.9	8.3
Fidelity Series Mega Cap Fund Class F	1.5	0.0
Fidelity Series Opportunistic Insights Fund Class F	2.9	0.0
Fidelity Series Real Estate Equity Fund Class F	0.6	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.0	0.0
Fidelity Small Cap Growth Fund Class F	0.9	1.0
Fidelity Small Cap Value Fund Class F	1.0	0.9
	42.6	42.6
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.4	6.5
Fidelity Series International Small Cap Fund Class F	1.3	1.3
Fidelity Series International Value Fund Class F	6.3	6.4
	14.0	14.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	3.9	4.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	6.9	6.9
Fidelity Series Real Estate Income Fund Class F	0.6	0.5
	9.1	9.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.3	5.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.2	17.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.4	0.2
Fidelity Short-Term Bond Fund Class F	0.3	0.2
	0.7	0.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.9%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	4.1%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	5.2%
Investment Grade Bond Funds	17.0%
Short-Term Funds	0.4%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	19.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund Class F (a)	81,819,177	$ 714,281,419
Domestic Equity Funds - 42.6%
Fidelity Blue Chip Growth Fund Class F	8,241,141	441,725,132
Fidelity Disciplined Equity Fund Class F	3,571,452	97,000,644
Fidelity Growth Company Fund Class F	5,953,386	601,589,634
Fidelity Series 100 Index Fund	14,637,508	151,059,084
Fidelity Series All-Sector Equity Fund Class F	50,681,006	651,250,933
Fidelity Series Equity Income Fund Class F	35,710,816	396,747,170
Fidelity Series Intrinsic Opportunities Fund Class F	20,878,973	236,976,345
Fidelity Series Large Cap Value Fund Class F	33,214,640	386,286,269
Fidelity Series Mega Cap Fund Class F	13,168,494	145,116,806
Fidelity Series Opportunistic Insights Fund Class F	26,338,272	289,984,373
Fidelity Series Real Estate Equity Fund Class F	4,262,517	55,497,972
Fidelity Series Small Cap Opportunities Fund Class F	13,659,963	169,246,938
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,712,142	399,975,994
Fidelity Small Cap Growth Fund Class F	4,987,876	91,028,733
Fidelity Small Cap Value Fund Class F	5,159,552	97,515,534
TOTAL DOMESTIC EQUITY FUNDS		4,211,001,561
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,479,918,375)		4,925,282,980
International Equity Funds - 17.9%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund Class F	49,700,334	629,703,229
Fidelity Series International Small Cap Fund Class F	9,319,380	128,141,475
Fidelity Series International Value Fund Class F	63,447,496	624,323,358
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,382,168,062

	Shares	Value
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund Class F	22,755,752	$ 381,386,399
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,579,421,989)		1,763,554,461
Bond Funds - 31.6%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	6,613,732	71,957,407
Fidelity Series Floating Rate High Income Fund Class F	8,483,646	90,181,158
Fidelity Series High Income Fund Class F	65,104,833	684,251,795
Fidelity Series Real Estate Income Fund Class F	4,550,482	53,104,120
TOTAL HIGH YIELD BOND FUNDS		899,494,480
Inflation-Protected Bond Funds - 5.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	46,506,402	529,707,916
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund Class F	147,114,156	1,697,697,363
TOTAL BOND FUNDS (Cost $3,078,596,094)		3,126,899,759
Short-Term Funds - 0.7%

Fidelity Institutional Money Market Portfolio Class F	39,758,924	39,758,924
Fidelity Short-Term Bond Fund Class F	3,792,079	32,611,876
TOTAL SHORT-TERM FUNDS (Cost $72,232,756)		72,370,800
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,210,169,214)		9,888,108,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		(404,862)
NET ASSETS - 100%		$ 9,887,703,138
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $9,210,169,214) - See accompanying schedule		$ 9,888,108,000
Receivable for investments sold		7,987,728
Receivable for fund shares sold		37,846,010
Total assets		9,933,941,738

Liabilities
Payable for investments purchased	$ 7,254,536
Payable for fund shares redeemed	38,579,146
Transfer agent fees payable	404,918
Total liabilities		46,238,600

Net Assets		$ 9,887,703,138
Net Assets consist of:
Paid in capital		$ 9,010,274,717
Undistributed net investment income		18,861,488
Accumulated undistributed net realized gain (loss) on investments		180,628,147
Net unrealized appreciation (depreciation) on investments		677,938,786
Net Assets, for 691,513,443 shares outstanding		$ 9,887,703,138
Net Asset Value, offering price and redemption price per share ($9,887,703,138 ÷ 691,513,443 shares)		$ 14.30

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 156,617,657

Expenses
Transfer agent fees	$ 3,995,894
Independent trustees' compensation	28,435
Total expenses		4,024,329
Net investment income (loss)		152,593,328
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	79,672,974
Capital gain distributions from underlying funds	191,715,615
Total net realized gain (loss)		271,388,589
Change in net unrealized appreciation (depreciation) on underlying funds		368,201,225
Net gain (loss)		639,589,814
Net increase (decrease) in net assets resulting from operations		$ 792,183,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 152,593,328	$ 90,622,031
Net realized gain (loss)	271,388,589	146,109,032
Change in net unrealized appreciation (depreciation)	368,201,225	13,197,853
Net increase (decrease) in net assets resulting from operations	792,183,142	249,928,916
Distributions to shareholders from net investment income	(147,879,817)	(83,068,687)
Distributions to shareholders from net realized gain	(145,666,744)	(143,569,525)
Total distributions	(293,546,561)	(226,638,212)
Share transactions Proceeds from sales of shares	3,914,024,849	4,077,077,016
Reinvestment of distributions	293,546,561	226,638,212
Cost of shares redeemed	(1,497,471,333)	(1,102,185,884)
Net increase (decrease) in net assets resulting from share transactions	2,710,100,077	3,201,529,344
Total increase (decrease) in net assets	3,208,736,658	3,224,820,048

Net Assets
Beginning of period	6,678,966,480	3,454,146,432
End of period (including undistributed net investment income of $18,861,488 and undistributed net investment income of $14,147,978, respectively)	$ 9,887,703,138	$ 6,678,966,480
Other Information Shares
Sold	288,192,126	311,729,581
Issued in reinvestment of distributions	22,013,209	17,696,143
Redeemed	(110,265,804)	(84,704,164)
Net increase (decrease)	199,939,531	244,721,560

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.99	$ 12.50	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.26	.26	.25	.18
Net realized and unrealized gain (loss)	.95	(.02) E	1.57	2.44
Total from investment operations	1.21	.24	1.82	2.62
Distributions from net investment income	(.24)	(.21)	(.19)	(.07)
Distributions from net realized gain	(.26)	(.43)	(.14)	(.05)
Total distributions	(.50)	(.64)	(.33)	(.12)
Net asset value, end of period	$ 14.30	$ 13.59	$ 13.99	$ 12.50
Total Return B	9.17%	2.02%	14.72%	26.24%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.89%	1.95%	1.90%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,887,703	$ 6,678,966	$ 3,454,146	$ 930,417
Portfolio turnover rate	23%	20%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.6	7.8
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	4.7	3.3
Fidelity Disciplined Equity Fund Class F	1.0	4.7
Fidelity Growth Company Fund Class F	6.4	7.2
Fidelity Series 100 Index Fund	1.6	6.3
Fidelity Series All-Sector Equity Fund Class F	6.9	10.3
Fidelity Series Equity Income Fund Class F	4.2	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.5	0.0
Fidelity Series Large Cap Value Fund Class F	4.1	8.7
Fidelity Series Mega Cap Fund Class F	1.5	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.1	0.0
Fidelity Series Real Estate Equity Fund Class F	0.6	0.5
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.7
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.3	0.0
Fidelity Small Cap Growth Fund Class F	1.0	1.0
Fidelity Small Cap Value Fund Class F	1.0	1.0
	44.7	44.7
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	6.7	6.7
Fidelity Series International Small Cap Fund Class F	1.4	1.4
Fidelity Series International Value Fund Class F	6.6	6.7
	14.7	14.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.0	4.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.9	0.9
Fidelity Series High Income Fund Class F	7.0	7.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
	9.1	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.5	2.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.4	17.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.8%
Domestic Equity Funds	44.7%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	2.1%
Investment Grade Bond Funds	17.2%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 52.3%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund Class F (a)	112,351,632	$ 980,829,744
Domestic Equity Funds - 44.7%
Fidelity Blue Chip Growth Fund Class F	11,233,423	602,111,489
Fidelity Disciplined Equity Fund Class F	4,873,352	132,360,247
Fidelity Growth Company Fund Class F	8,200,981	828,709,110
Fidelity Series 100 Index Fund	19,943,813	205,820,148
Fidelity Series All-Sector Equity Fund Class F	69,151,589	888,597,916
Fidelity Series Equity Income Fund Class F	49,432,641	549,196,646
Fidelity Series Intrinsic Opportunities Fund Class F	28,776,310	326,611,115
Fidelity Series Large Cap Value Fund Class F	45,758,651	532,173,112
Fidelity Series Mega Cap Fund Class F	18,225,200	200,841,703
Fidelity Series Opportunistic Insights Fund Class F	36,457,680	401,399,062
Fidelity Series Real Estate Equity Fund Class F	5,757,321	74,960,322
Fidelity Series Small Cap Opportunities Fund Class F	18,651,325	231,089,918
Fidelity Series Stock Selector Large Cap Value Fund Class F	49,449,110	553,830,035
Fidelity Small Cap Growth Fund Class F	6,933,480	126,536,017
Fidelity Small Cap Value Fund Class F	7,198,005	136,042,302
TOTAL DOMESTIC EQUITY FUNDS		5,790,279,142
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,151,811,274)		6,771,108,886
International Equity Funds - 18.7%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund Class F	68,113,477	862,997,755
Fidelity Series International Small Cap Fund Class F	12,743,806	175,227,326
Fidelity Series International Value Fund Class F	86,978,852	855,871,899
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,894,096,980

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund Class F	31,184,442	$ 522,651,248
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,165,121,870)		2,416,748,228
Bond Funds - 29.0%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	8,697,894	94,633,090
Fidelity Series Floating Rate High Income Fund Class F	10,491,030	111,519,649
Fidelity Series High Income Fund Class F	85,944,595	903,277,695
Fidelity Series Real Estate Income Fund Class F	5,404,104	63,065,894
TOTAL HIGH YIELD BOND FUNDS		1,172,496,328
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	28,864,376	328,765,237
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund Class F	194,893,674	2,249,073,002
TOTAL BOND FUNDS (Cost $3,696,794,130)		3,750,334,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,013,727,274)		12,938,191,681
NET OTHER ASSETS (LIABILITIES) - 0.0%		(529,778)
NET ASSETS - 100%		$ 12,937,661,903
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $12,013,727,274) - See accompanying schedule		$ 12,938,191,681
Receivable for investments sold		15,029,161
Receivable for fund shares sold		42,885,042
Total assets		12,996,105,884

Liabilities
Payable for investments purchased	$ 9,978,627
Payable for fund shares redeemed	47,935,500
Transfer agent fees payable	529,854
Total liabilities		58,443,981

Net Assets		$ 12,937,661,903
Net Assets consist of:
Paid in capital		$ 11,739,444,360
Undistributed net investment income		24,287,420
Accumulated undistributed net realized gain (loss) on investments		249,465,716
Net unrealized appreciation (depreciation) on investments		924,464,407
Net Assets, for 893,157,146 shares outstanding		$ 12,937,661,903
Net Asset Value, offering price and redemption price per share ($12,937,661,903 ÷ 893,157,146 shares)		$ 14.49

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 212,983,183

Expenses
Transfer agent fees	$ 5,309,328
Independent trustees' compensation	37,932
Total expenses		5,347,260
Net investment income (loss)		207,635,923
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	112,246,751
Capital gain distributions from underlying funds	252,901,819
Total net realized gain (loss)		365,148,570
Change in net unrealized appreciation (depreciation) on underlying funds		493,923,180
Net gain (loss)		859,071,750
Net increase (decrease) in net assets resulting from operations		$ 1,066,707,673

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 207,635,923	$ 128,584,165
Net realized gain (loss)	365,148,570	208,813,939
Change in net unrealized appreciation (depreciation)	493,923,180	(517,775)
Net increase (decrease) in net assets resulting from operations	1,066,707,673	336,880,329
Distributions to shareholders from net investment income	(202,803,148)	(118,012,992)
Distributions to shareholders from net realized gain	(198,489,086)	(201,795,152)
Total distributions	(401,292,234)	(319,808,144)
Share transactions Proceeds from sales of shares	4,684,029,188	5,285,420,441
Reinvestment of distributions	401,292,234	319,808,144
Cost of shares redeemed	(2,019,839,253)	(1,305,941,645)
Net increase (decrease) in net assets resulting from share transactions	3,065,482,169	4,299,286,940
Total increase (decrease) in net assets	3,730,897,608	4,316,359,125

Net Assets
Beginning of period	9,206,764,295	4,890,405,170
End of period (including undistributed net investment income of $24,287,420 and undistributed net investment income of $19,454,645, respectively)	$ 12,937,661,903	$ 9,206,764,295
Other Information Shares
Sold	341,169,501	400,113,001
Issued in reinvestment of distributions	29,813,341	24,694,584
Redeemed	(147,480,227)	(98,949,169)
Net increase (decrease)	223,502,615	325,858,416

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 14.22	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.27	.26	.25	.17
Net realized and unrealized gain (loss)	.99	(.07) E	1.62	2.62
Total from investment operations	1.26	.19	1.87	2.79
Distributions from net investment income	(.25)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.26)	(.44)	(.14)	(.05)
Total distributions	(.52) H	(.66)	(.32)	(.12)
Net asset value, end of period	$ 14.49	$ 13.75	$ 14.22	$ 12.67
Total Return B	9.46%	1.62%	14.95%	27.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.94%	1.99%	1.88%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,937,662	$ 9,206,764	$ 4,890,405	$ 1,280,910
Portfolio turnover rate	25%	19%	37%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.52 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.264 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8	9.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.4	3.8
Fidelity Disciplined Equity Fund Class F	1.2	5.4
Fidelity Growth Company Fund Class F	7.4	8.2
Fidelity Series 100 Index Fund	1.8	7.1
Fidelity Series All-Sector Equity Fund Class F	7.9	11.7
Fidelity Series Equity Income Fund Class F	4.8	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.8	0.0
Fidelity Series Large Cap Value Fund Class F	4.8	10.0
Fidelity Series Mega Cap Fund Class F	1.8	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.5	0.0
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.8	0.0
Fidelity Small Cap Growth Fund Class F	1.1	1.1
Fidelity Small Cap Value Fund Class F	1.2	1.1
	51.3	51.0
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	7.7	7.8
Fidelity Series International Small Cap Fund Class F	1.5	1.5
Fidelity Series International Value Fund Class F	7.6	7.8
	16.8	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.5
Fidelity Series High Income Fund Class F	6.9	6.9
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
	8.8	8.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	9.6	9.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	51.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	51.0%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	9.3%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	12.2%
Inflation-Protected Bond Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)	73,699,030	$ 643,392,529
Domestic Equity Funds - 51.3%
Fidelity Blue Chip Growth Fund Class F	7,370,516	395,059,637
Fidelity Disciplined Equity Fund Class F	3,183,521	86,464,431
Fidelity Growth Company Fund Class F	5,367,146	542,350,097
Fidelity Series 100 Index Fund	13,064,725	134,827,963
Fidelity Series All-Sector Equity Fund Class F	45,309,906	582,232,287
Fidelity Series Equity Income Fund Class F	31,663,838	351,785,243
Fidelity Series Intrinsic Opportunities Fund Class F	18,202,147	206,594,366
Fidelity Series Large Cap Value Fund Class F	30,376,384	353,277,341
Fidelity Series Mega Cap Fund Class F	11,676,576	128,675,865
Fidelity Series Opportunistic Insights Fund Class F	23,354,639	257,134,571
Fidelity Series Real Estate Equity Fund Class F	3,794,596	49,405,638
Fidelity Series Small Cap Opportunities Fund Class F	12,247,982	151,752,500
Fidelity Series Stock Selector Large Cap Value Fund Class F	31,709,733	355,149,012
Fidelity Small Cap Growth Fund Class F	4,517,881	82,451,331
Fidelity Small Cap Value Fund Class F	4,679,098	88,434,960
TOTAL DOMESTIC EQUITY FUNDS		3,765,595,242
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,030,109,799)		4,408,987,771
International Equity Funds - 21.5%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund Class F	44,339,185	561,777,471
Fidelity Series International Small Cap Fund Class F	8,296,651	114,078,949
Fidelity Series International Value Fund Class F	56,597,219	556,916,636
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,232,773,056

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund Class F	20,347,632	$ 341,026,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,414,522,813)		1,573,799,361
Bond Funds - 18.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	4,854,915	52,821,472
Fidelity Series Floating Rate High Income Fund Class F	5,215,061	55,436,095
Fidelity Series High Income Fund Class F	48,049,197	504,997,060
Fidelity Series Real Estate Income Fund Class F	2,768,990	32,314,117
TOTAL HIGH YIELD BOND FUNDS		645,568,744
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund Class F	60,761,485	701,187,533
TOTAL BOND FUNDS (Cost $1,319,041,891)		1,346,756,277
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,763,674,503)		7,329,543,409
NET OTHER ASSETS (LIABILITIES) - 0.0%		(299,385)
NET ASSETS - 100%		$ 7,329,244,024
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $6,763,674,503) - See accompanying schedule		$ 7,329,543,409
Receivable for investments sold		6,153,079
Receivable for fund shares sold		32,679,588
Total assets		7,368,376,076

Liabilities
Payable for investments purchased	$ 10,389,833
Payable for fund shares redeemed	28,442,791
Transfer agent fees payable	299,428
Total liabilities		39,132,052

Net Assets		$ 7,329,244,024
Net Assets consist of:
Paid in capital		$ 6,601,130,596
Undistributed net investment income		11,026,396
Accumulated undistributed net realized gain (loss) on investments		151,218,126
Net unrealized appreciation (depreciation) on investments		565,868,906
Net Assets, for 496,992,276 shares outstanding		$ 7,329,244,024
Net Asset Value, offering price and redemption price per share ($7,329,244,024 ÷ 496,992,276 shares)		$ 14.75

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 113,564,436

Expenses
Transfer agent fees	$ 2,882,218
Independent trustees' compensation	20,441
Total expenses		2,902,659
Net investment income (loss)		110,661,777
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	63,376,470
Capital gain distributions from underlying funds	132,109,580
Total net realized gain (loss)		195,486,050
Change in net unrealized appreciation (depreciation) on underlying funds		332,298,561
Net gain (loss)		527,784,611
Net increase (decrease) in net assets resulting from operations		$ 638,446,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,661,777	$ 58,625,284
Net realized gain (loss)	195,486,050	107,988,759
Change in net unrealized appreciation (depreciation)	332,298,561	8,217,455
Net increase (decrease) in net assets resulting from operations	638,446,388	174,831,498
Distributions to shareholders from net investment income	(107,158,832)	(54,398,837)
Distributions to shareholders from net realized gain	(89,768,174)	(100,788,269)
Total distributions	(196,927,006)	(155,187,106)
Share transactions Proceeds from sales of shares	2,960,649,419	2,957,844,108
Reinvestment of distributions	196,927,006	155,187,106
Cost of shares redeemed	(1,052,885,544)	(671,545,016)
Net increase (decrease) in net assets resulting from share transactions	2,104,690,881	2,441,486,198
Total increase (decrease) in net assets	2,546,210,263	2,461,130,590

Net Assets
Beginning of period	4,783,033,761	2,321,903,171
End of period (including undistributed net investment income of $11,026,396 and undistributed net investment income of $7,523,451, respectively)	$ 7,329,244,024	$ 4,783,033,761
Other Information Shares
Sold	213,995,655	222,865,783
Issued in reinvestment of distributions	14,476,142	11,944,014
Redeemed	(76,102,506)	(50,751,229)
Net increase (decrease)	152,369,291	184,058,568

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 14.46	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.26	.24	.23	.15
Net realized and unrealized gain (loss)	1.09	(.17) E	1.76	2.74
Total from investment operations	1.35	.07	1.99	2.89
Distributions from net investment income	(.24)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.23)	(.45)	(.13)	(.05)
Total distributions	(.48) H	(.65)	(.31)	(.11)
Net asset value, end of period	$ 14.75	$ 13.88	$ 14.46	$ 12.78
Total Return B	10.01%	.78%	15.76%	28.94%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.90%	1.81%	1.75%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,329,244	$ 4,783,034	$ 2,321,903	$ 632,052
Portfolio turnover rate	26%	17%	37%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.48 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.232 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.9	9.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.5	3.9
Fidelity Disciplined Equity Fund Class F	1.2	5.4
Fidelity Growth Company Fund Class F	7.5	8.2
Fidelity Series 100 Index Fund	1.9	7.2
Fidelity Series All-Sector Equity Fund Class F	8.0	11.8
Fidelity Series Equity Income Fund Class F	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.9	0.0
Fidelity Series Large Cap Value Fund Class F	4.9	10.1
Fidelity Series Mega Cap Fund Class F	1.8	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.6	0.0
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.1	2.0
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.9	0.0
Fidelity Small Cap Growth Fund Class F	1.1	1.2
Fidelity Small Cap Value Fund Class F	1.2	1.1
	52.2	51.5
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	7.8	7.9
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	7.7	7.8
	17.1	17.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.4
Fidelity Series High Income Fund Class F	7.0	7.3
Fidelity Series Real Estate Income Fund Class F	0.4	0.2
	8.8	8.7
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	8.3	8.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.9%
Domestic Equity Funds	52.2%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	9.3%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.3%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.7%
Investment Grade Bond Funds	8.3%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F (a)	84,290,071	$ 735,852,317
Domestic Equity Funds - 52.2%
Fidelity Blue Chip Growth Fund Class F	8,365,742	448,403,754
Fidelity Disciplined Equity Fund Class F	3,607,181	97,971,049
Fidelity Growth Company Fund Class F	6,117,376	618,160,833
Fidelity Series 100 Index Fund	14,797,538	152,710,597
Fidelity Series All-Sector Equity Fund Class F	51,270,207	658,822,164
Fidelity Series Equity Income Fund Class F	36,099,800	401,068,775
Fidelity Series Intrinsic Opportunities Fund Class F	20,728,907	235,273,091
Fidelity Series Large Cap Value Fund Class F	34,555,531	401,880,827
Fidelity Series Mega Cap Fund Class F	13,313,101	146,710,372
Fidelity Series Opportunistic Insights Fund Class F	26,626,690	293,159,852
Fidelity Series Real Estate Equity Fund Class F	4,241,068	55,218,701
Fidelity Series Small Cap Opportunities Fund Class F	13,863,727	171,771,572
Fidelity Series Stock Selector Large Cap Value Fund Class F	36,149,204	404,871,081
Fidelity Small Cap Growth Fund Class F	5,214,373	95,162,312
Fidelity Small Cap Value Fund Class F	5,420,527	102,447,957
TOTAL DOMESTIC EQUITY FUNDS		4,283,632,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,585,466,764)		5,019,485,254
International Equity Funds - 21.8%

Developed International Equity Funds - 17.1%
Fidelity Series International Growth Fund Class F	50,405,495	638,637,618
Fidelity Series International Small Cap Fund Class F	9,405,433	129,324,708
Fidelity Series International Value Fund Class F	64,403,387	633,729,325
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,401,691,651

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund Class F	23,123,922	$ 387,556,934
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,610,447,537)		1,789,248,585
Bond Funds - 17.1%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F	5,469,022	59,502,957
Fidelity Series Floating Rate High Income Fund Class F	5,310,282	56,448,298
Fidelity Series High Income Fund Class F	54,671,108	574,593,348
Fidelity Series Real Estate Income Fund Class F	2,845,688	33,209,173
TOTAL HIGH YIELD BOND FUNDS		723,753,776
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund Class F	58,755,938	678,043,519
TOTAL BOND FUNDS (Cost $1,367,853,132)		1,401,797,295
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,563,767,433)		8,210,531,134
NET OTHER ASSETS (LIABILITIES) - 0.0%		(335,630)
NET ASSETS - 100%		$ 8,210,195,504
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $7,563,767,433) - See accompanying schedule		$ 8,210,531,134
Receivable for investments sold		8,724,467
Receivable for fund shares sold		31,237,418
Total assets		8,250,493,019

Liabilities
Payable for investments purchased	$ 7,378,094
Payable for fund shares redeemed	32,583,744
Transfer agent fees payable	335,677
Total liabilities		40,297,515

Net Assets		$ 8,210,195,504
Net Assets consist of:
Paid in capital		$ 7,380,885,936
Undistributed net investment income		12,238,357
Accumulated undistributed net realized gain (loss) on investments		170,307,510
Net unrealized appreciation (depreciation) on investments		646,763,701
Net Assets, for 554,637,464 shares outstanding		$ 8,210,195,504
Net Asset Value, offering price and redemption price per share ($8,210,195,504 ÷ 554,637,464 shares)		$ 14.80

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 128,807,039

Expenses
Transfer agent fees	$ 3,278,295
Independent trustees' compensation	23,335
Total expenses		3,301,630
Net investment income (loss)		125,505,409
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	75,656,667
Capital gain distributions from underlying funds	147,304,375
Total net realized gain (loss)		222,961,042
Change in net unrealized appreciation (depreciation) on underlying funds		370,796,035
Net gain (loss)		593,757,077
Net increase (decrease) in net assets resulting from operations		$ 719,262,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 125,505,409	$ 70,344,470
Net realized gain (loss)	222,961,042	127,919,318
Change in net unrealized appreciation (depreciation)	370,796,035	(5,885,900)
Net increase (decrease) in net assets resulting from operations	719,262,486	192,377,888
Distributions to shareholders from net investment income	(121,755,541)	(65,753,841)
Distributions to shareholders from net realized gain	(104,692,158)	(125,534,083)
Total distributions	(226,447,699)	(191,287,924)
Share transactions Proceeds from sales of shares	3,194,396,979	3,409,717,548
Reinvestment of distributions	226,447,699	191,287,924
Cost of shares redeemed	(1,313,097,134)	(874,290,765)
Net increase (decrease) in net assets resulting from share transactions	2,107,747,544	2,726,714,707
Total increase (decrease) in net assets	2,600,562,331	2,727,804,671

Net Assets
Beginning of period	5,609,633,173	2,881,828,502
End of period (including undistributed net investment income of $12,238,357 and undistributed net investment income of $8,488,490, respectively)	$ 8,210,195,504	$ 5,609,633,173
Other Information Shares
Sold	230,116,813	255,817,488
Issued in reinvestment of distributions	16,605,081	14,652,524
Redeemed	(94,807,866)	(65,765,499)
Net increase (decrease)	151,914,028	204,704,513

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.93	$ 14.55	$ 12.85	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.26	.24	.24	.15
Net realized and unrealized gain (loss)	1.09	(.19) E	1.77	2.81
Total from investment operations	1.35	.05	2.01	2.96
Distributions from net investment income	(.25)	(.20)	(.18)	(.07)
Distributions from net realized gain	(.24)	(.47)	(.13)	(.05)
Total distributions	(.48) I	(.67)	(.31)	(.11) H
Net asset value, end of period	$ 14.80	$ 13.93	$ 14.55	$ 12.85
Total Return B	10.04%	.67%	15.81%	29.64%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.90%	1.82%	1.79%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,210,196	$ 5,609,633	$ 2,881,829	$ 749,360
Portfolio turnover rate	27%	18%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.045 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.237 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2	9.6
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.6	3.9
Fidelity Disciplined Equity Fund Class F	1.2	5.6
Fidelity Growth Company Fund Class F	7.8	8.5
Fidelity Series 100 Index Fund	1.9	7.4
Fidelity Series All-Sector Equity Fund Class F	8.3	12.1
Fidelity Series Equity Income Fund Class F	4.9	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.9	0.0
Fidelity Series Large Cap Value Fund Class F	5.0	10.4
Fidelity Series Mega Cap Fund Class F	1.8	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.6	0.0
Fidelity Series Real Estate Equity Fund Class F	0.7	0.6
Fidelity Series Small Cap Opportunities Fund Class F	2.2	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.0	0.0
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.3	1.1
	53.4	52.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.0	8.0
Fidelity Series International Small Cap Fund Class F	1.6	1.6
Fidelity Series International Value Fund Class F	8.0	8.1
	17.6	17.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	4.9	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.3	0.2
Fidelity Series High Income Fund Class F	9.1	9.1
Fidelity Series Real Estate Income Fund Class F	0.3	0.1
	10.4	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	4.5	4.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.2%
Domestic Equity Funds	53.4%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.5%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.6%
Investment Grade Bond Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F (a)	40,207,708	$ 351,013,285
Domestic Equity Funds - 53.4%
Fidelity Blue Chip Growth Fund Class F	4,017,480	215,336,932
Fidelity Disciplined Equity Fund Class F	1,730,347	46,996,225
Fidelity Growth Company Fund Class F	2,932,333	296,312,250
Fidelity Series 100 Index Fund	7,082,645	73,092,900
Fidelity Series All-Sector Equity Fund Class F	24,566,756	315,682,810
Fidelity Series Equity Income Fund Class F	16,900,586	187,765,506
Fidelity Series Intrinsic Opportunities Fund Class F	9,716,171	110,278,545
Fidelity Series Large Cap Value Fund Class F	16,457,613	191,402,042
Fidelity Series Mega Cap Fund Class F	6,230,292	68,657,819
Fidelity Series Opportunistic Insights Fund Class F	12,469,884	137,293,423
Fidelity Series Real Estate Equity Fund Class F	2,053,226	26,732,998
Fidelity Series Small Cap Opportunities Fund Class F	6,644,252	82,322,283
Fidelity Series Stock Selector Large Cap Value Fund Class F	16,930,276	189,619,093
Fidelity Small Cap Growth Fund Class F	2,482,802	45,311,128
Fidelity Small Cap Value Fund Class F	2,574,630	48,660,513
TOTAL DOMESTIC EQUITY FUNDS		2,035,464,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,199,244,970)		2,386,477,752
International Equity Funds - 22.5%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund Class F	24,128,633	305,709,775
Fidelity Series International Small Cap Fund Class F	4,530,648	62,296,415
Fidelity Series International Value Fund Class F	30,929,388	304,345,181
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		672,351,371

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	11,126,489	$ 186,479,953
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $777,598,835)		858,831,324
Bond Funds - 14.9%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund Class F	2,504,509	27,249,057
Fidelity Series Floating Rate High Income Fund Class F	1,178,739	12,529,991
Fidelity Series High Income Fund Class F	32,879,558	345,564,155
Fidelity Series Real Estate Income Fund Class F	1,136,092	13,258,198
TOTAL HIGH YIELD BOND FUNDS		398,601,401
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund Class F	14,772,934	170,479,657
TOTAL BOND FUNDS (Cost $549,631,635)		569,081,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,526,475,440)		3,814,390,134
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,560)
NET ASSETS - 100%		$ 3,814,235,574
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $3,526,475,440) - See accompanying schedule		$ 3,814,390,134
Receivable for investments sold		2,297,506
Receivable for fund shares sold		22,321,940
Total assets		3,839,009,580

Liabilities
Payable for investments purchased	$ 16,961,298
Payable for fund shares redeemed	7,658,127
Transfer agent fees payable	154,581
Total liabilities		24,774,006

Net Assets		$ 3,814,235,574
Net Assets consist of:
Paid in capital		$ 3,445,838,924
Undistributed net investment income		5,681,298
Accumulated undistributed net realized gain (loss) on investments		74,800,658
Net unrealized appreciation (depreciation) on investments		287,914,694
Net Assets, for 253,893,261 shares outstanding		$ 3,814,235,574
Net Asset Value, offering price and redemption price per share ($3,814,235,574 ÷ 253,893,261 shares)		$ 15.02

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 57,901,105

Expenses
Transfer agent fees	$ 1,426,295
Independent trustees' compensation	10,034
Total expenses		1,436,329
Net investment income (loss)		56,464,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,909,416
Capital gain distributions from underlying funds	63,208,232
Total net realized gain (loss)		90,117,648
Change in net unrealized appreciation (depreciation) on underlying funds		188,323,806
Net gain (loss)		278,441,454
Net increase (decrease) in net assets resulting from operations		$ 334,906,230

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,464,776	$ 26,470,160
Net realized gain (loss)	90,117,648	47,683,926
Change in net unrealized appreciation (depreciation)	188,323,806	16,891,627
Net increase (decrease) in net assets resulting from operations	334,906,230	91,045,713
Distributions to shareholders from net investment income	(54,226,677)	(24,252,667)
Distributions to shareholders from net realized gain	(36,755,954)	(41,511,318)
Total distributions	(90,982,631)	(65,763,985)
Share transactions Proceeds from sales of shares	1,784,217,328	1,524,802,536
Reinvestment of distributions	90,982,631	65,763,985
Cost of shares redeemed	(559,701,128)	(288,452,836)
Net increase (decrease) in net assets resulting from share transactions	1,315,498,831	1,302,113,685
Total increase (decrease) in net assets	1,559,422,430	1,327,395,413

Net Assets
Beginning of period	2,254,813,144	927,417,731
End of period (including undistributed net investment income of $5,681,298 and undistributed net investment income of $3,443,198, respectively)	$ 3,814,235,574	$ 2,254,813,144
Other Information Shares
Sold	126,875,232	113,614,190
Issued in reinvestment of distributions	6,590,465	5,018,200
Redeemed	(39,824,450)	(21,558,421)
Net increase (decrease)	93,641,247	97,073,969

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 14.68	$ 12.91	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.28	.25	.25	.14
Net realized and unrealized gain (loss)	1.12	(.22) E	1.81	2.86
Total from investment operations	1.40	.03	2.06	3.00
Distributions from net investment income	(.25)	(.20)	(.18)	(.06)
Distributions from net realized gain	(.20)	(.44)	(.11)	(.04)
Total distributions	(.45)	(.64)	(.29)	(.09) H
Net asset value, end of period	$ 15.02	$ 14.07	$ 14.68	$ 12.91
Total Return B	10.27%	.45%	16.12%	30.03%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.96%	1.85%	1.83%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,814,236	$ 2,254,813	$ 927,418	$ 175,992
Portfolio turnover rate	27%	14%	39%	20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.7
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	5.7	4.0
Fidelity Disciplined Equity Fund Class F	1.2	5.7
Fidelity Growth Company Fund Class F	7.8	8.6
Fidelity Series 100 Index Fund	1.9	7.5
Fidelity Series All-Sector Equity Fund Class F	8.4	12.4
Fidelity Series Equity Income Fund Class F	5.0	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.9	0.0
Fidelity Series Large Cap Value Fund Class F	5.1	10.5
Fidelity Series Mega Cap Fund Class F	1.8	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.7	0.0
Fidelity Series Real Estate Equity Fund Class F	0.7	0.7
Fidelity Series Small Cap Opportunities Fund Class F	2.2	2.1
Fidelity Series Stock Selector Large Cap Value Fund Class F	5.1	0.0
Fidelity Small Cap Growth Fund Class F	1.2	1.2
Fidelity Small Cap Value Fund Class F	1.3	1.2
	54.0	53.9
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.1	8.2
Fidelity Series International Small Cap Fund Class F	1.6	1.7
Fidelity Series International Value Fund Class F	8.0	8.3
	17.7	18.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.0	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series High Income Fund Class F	9.3	9.1
Fidelity Series Real Estate Income Fund Class F	0.3	0.1
	10.4	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	3.5	2.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.4%
Domestic Equity Funds	54.0%
Developed International Equity Funds	17.7%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	3.5%

Six months ago
Commodity Funds	9.7%
Domestic Equity Funds	53.9%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	2.9%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)	31,343,921	$ 273,632,432
Domestic Equity Funds - 54.0%
Fidelity Blue Chip Growth Fund Class F	3,118,841	167,169,895
Fidelity Disciplined Equity Fund Class F	1,342,676	36,467,074
Fidelity Growth Company Fund Class F	2,254,084	227,775,172
Fidelity Series 100 Index Fund	5,502,351	56,784,261
Fidelity Series All-Sector Equity Fund Class F	19,073,596	245,095,711
Fidelity Series Equity Income Fund Class F	13,158,850	146,194,818
Fidelity Series Intrinsic Opportunities Fund Class F	7,487,588	84,984,122
Fidelity Series Large Cap Value Fund Class F	12,711,106	147,830,161
Fidelity Series Mega Cap Fund Class F	4,851,800	53,466,838
Fidelity Series Opportunistic Insights Fund Class F	9,709,553	106,902,174
Fidelity Series Real Estate Equity Fund Class F	1,594,274	20,757,443
Fidelity Series Small Cap Opportunities Fund Class F	5,165,490	64,000,427
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,178,477	147,598,938
Fidelity Small Cap Growth Fund Class F	1,900,657	34,686,982
Fidelity Small Cap Value Fund Class F	1,967,284	37,181,666
TOTAL DOMESTIC EQUITY FUNDS		1,576,895,682
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,708,892,774)		1,850,528,114
International Equity Funds - 22.7%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund Class F	18,540,546	234,908,722
Fidelity Series International Small Cap Fund Class F	3,479,444	47,842,353
Fidelity Series International Value Fund Class F	23,826,887	234,456,564
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		517,207,639

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund Class F	8,624,460	$ 144,545,954
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $599,209,809)		661,753,593
Bond Funds - 13.9%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund Class F	1,902,287	20,696,886
Fidelity Series Floating Rate High Income Fund Class F	213,092	2,265,171
Fidelity Series High Income Fund Class F	25,715,751	270,272,548
Fidelity Series Real Estate Income Fund Class F	766,274	8,942,416
TOTAL HIGH YIELD BOND FUNDS		302,177,021
Investment Grade Bond Funds - 3.5%
Fidelity Series Investment Grade Bond Fund Class F	8,986,434	103,703,451
TOTAL BOND FUNDS (Cost $391,600,513)		405,880,472
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,699,703,096)		2,918,162,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117,651)
NET ASSETS - 100%		$ 2,918,044,528
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,699,703,096) - See accompanying schedule		$ 2,918,162,179
Receivable for investments sold		1,689,158
Receivable for fund shares sold		18,931,797
Total assets		2,938,783,134

Liabilities
Payable for investments purchased	$ 14,093,386
Payable for fund shares redeemed	6,527,552
Transfer agent fees payable	117,668
Total liabilities		20,738,606

Net Assets		$ 2,918,044,528
Net Assets consist of:
Paid in capital		$ 2,639,455,119
Undistributed net investment income		4,024,360
Accumulated undistributed net realized gain (loss) on investments		56,105,966
Net unrealized appreciation (depreciation) on investments		218,459,083
Net Assets, for 193,624,806 shares outstanding		$ 2,918,044,528
Net Asset Value, offering price and redemption price per share ($2,918,044,528 ÷ 193,624,806 shares)		$ 15.07
Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 43,233,488

Expenses
Transfer agent fees	$ 1,076,602
Independent trustees' compensation	7,567
Total expenses		1,084,169
Net investment income (loss)		42,149,319
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,365,725
Capital gain distributions from underlying funds	47,048,495
Total net realized gain (loss)		66,414,220
Change in net unrealized appreciation (depreciation) on underlying funds		144,527,475
Net gain (loss)		210,941,695
Net increase (decrease) in net assets resulting from operations		$ 253,091,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,149,319	$ 18,920,725
Net realized gain (loss)	66,414,220	36,537,823
Change in net unrealized appreciation (depreciation)	144,527,475	13,388,582
Net increase (decrease) in net assets resulting from operations	253,091,014	68,847,130
Distributions to shareholders from net investment income	(40,396,292)	(17,366,248)
Distributions to shareholders from net realized gain	(26,769,214)	(30,945,429)
Total distributions	(67,165,506)	(48,311,677)
Share transactions Proceeds from sales of shares	1,471,476,473	1,230,303,237
Reinvestment of distributions	67,165,506	48,311,677
Cost of shares redeemed	(512,018,200)	(270,662,390)
Net increase (decrease) in net assets resulting from share transactions	1,026,623,779	1,007,952,524
Total increase (decrease) in net assets	1,212,549,287	1,028,487,977

Net Assets
Beginning of period	1,705,495,241	677,007,264
End of period (including undistributed net investment income of $4,024,360 and undistributed net investment income of $2,271,333, respectively)	$ 2,918,044,528	$ 1,705,495,241
Other Information Shares
Sold	104,262,767	91,524,400
Issued in reinvestment of distributions	4,858,118	3,682,976
Redeemed	(36,404,612)	(20,139,961)
Net increase (decrease)	72,716,273	75,067,415

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 14.77	$ 12.94	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.27	.24	.24	.15
Net realized and unrealized gain (loss)	1.13	(.27) E	1.86	2.91
Total from investment operations	1.40	(.03)	2.10	3.06
Distributions from net investment income	(.25)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.20)	(.44)	(.11)	(.05)
Total distributions	(.44) I	(.63)	(.27) H	(.12)
Net asset value, end of period	$ 15.07	$ 14.11	$ 14.77	$ 12.94
Total Return B	10.26%	.06%	16.43%	30.59%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05%	.05% A
Net investment income (loss)	1.94%	1.78%	1.77%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,918,045	$ 1,705,495	$ 677,007	$ 117,894
Portfolio turnover rate	29%	14%	42%	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period July 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.106 per share.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.198 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8	10.3
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	6.4	4.2
Fidelity Disciplined Equity Fund Class F	1.4	5.8
Fidelity Growth Company Fund Class F	8.4	8.6
Fidelity Series 100 Index Fund	2.2	7.8
Fidelity Series All-Sector Equity Fund Class F	9.4	12.8
Fidelity Series Equity Income Fund Class F	4.4	0.0
Fidelity Series Intrinsic Opportunities Fund Class F	2.8	0.0
Fidelity Series Large Cap Value Fund Class F	5.4	10.9
Fidelity Series Mega Cap Fund Class F	1.6	0.0
Fidelity Series Opportunistic Insights Fund Class F	3.3	0.0
Fidelity Series Real Estate Equity Fund Class F	1.1	0.8
Fidelity Series Small Cap Opportunities Fund Class F	2.5	2.2
Fidelity Series Stock Selector Large Cap Value Fund Class F	4.5	0.0
Fidelity Small Cap Growth Fund Class F	1.3	1.2
Fidelity Small Cap Value Fund Class F	1.4	1.2
	56.1	55.5
Developed International Equity Funds
Fidelity Series International Growth Fund Class F	8.5	8.3
Fidelity Series International Small Cap Fund Class F	1.7	1.7
Fidelity Series International Value Fund Class F	8.4	8.2
	18.6	18.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	5.3	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.0*	0.0*
Fidelity Series High Income Fund Class F	9.3	9.4
Fidelity Series Real Estate Income Fund Class F	0.2	0.0*
	10.1	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.1	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.8%
Domestic Equity Funds	56.1%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	10.3%
Domestic Equity Funds	55.5%
Developed International Equity Funds	18.2%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	0.3%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom K® 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F (a)	2,342,762	$ 20,452,316
Domestic Equity Funds - 56.1%
Fidelity Blue Chip Growth Fund Class F	248,361	13,312,170
Fidelity Disciplined Equity Fund Class F	106,100	2,881,689
Fidelity Growth Company Fund Class F	174,041	17,586,800
Fidelity Series 100 Index Fund	454,058	4,685,874
Fidelity Series All-Sector Equity Fund Class F	1,525,834	19,606,964
Fidelity Series Equity Income Fund Class F	833,600	9,261,291
Fidelity Series Intrinsic Opportunities Fund Class F	518,047	5,879,837
Fidelity Series Large Cap Value Fund Class F	971,381	11,297,163
Fidelity Series Mega Cap Fund Class F	307,307	3,386,524
Fidelity Series Opportunistic Insights Fund Class F	616,643	6,789,237
Fidelity Series Real Estate Equity Fund Class F	170,185	2,215,807
Fidelity Series Small Cap Opportunities Fund Class F	415,288	5,145,422
Fidelity Series Stock Selector Large Cap Value Fund Class F	831,661	9,314,599
Fidelity Small Cap Growth Fund Class F	147,464	2,691,226
Fidelity Small Cap Value Fund Class F	150,915	2,852,288
TOTAL DOMESTIC EQUITY FUNDS		116,906,891
TOTAL DOMESTIC EQUITY FUNDS (Cost $130,144,810)		137,359,207
International Equity Funds - 23.9%

Developed International Equity Funds - 18.6%
Fidelity Series International Growth Fund Class F	1,399,762	17,734,981
Fidelity Series International Small Cap Fund Class F	260,550	3,582,563
Fidelity Series International Value Fund Class F	1,785,525	17,569,569
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		38,887,113

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund Class F	654,420	$ 10,968,071
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,674,549)		49,855,184
Bond Funds - 10.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund Class F	116,523	1,267,774
Fidelity Series Floating Rate High Income Fund Class F	613	6,513
Fidelity Series High Income Fund Class F	1,836,991	19,306,774
Fidelity Series Real Estate Income Fund Class F	40,948	477,858
TOTAL HIGH YIELD BOND FUNDS		21,058,919
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund Class F	26,650	307,537
TOTAL BOND FUNDS (Cost $20,788,466)		21,366,456
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $197,607,825)		208,580,847
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,055)
NET ASSETS - 100%		$ 208,572,792
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $197,607,825) - See accompanying schedule		$ 208,580,847
Receivable for investments sold		77,084
Receivable for fund shares sold		2,276,395
Total assets		210,934,326

Liabilities
Payable for investments purchased	$ 1,458,199
Payable for fund shares redeemed	895,283
Transfer agent fees payable	8,052
Total liabilities		2,361,534

Net Assets		$ 208,572,792
Net Assets consist of:
Paid in capital		$ 194,973,557
Undistributed net investment income		228,934
Accumulated undistributed net realized gain (loss) on investments		2,397,279
Net unrealized appreciation (depreciation) on investments		10,973,022
Net Assets, for 19,607,978 shares outstanding		$ 208,572,792
Net Asset Value, offering price and redemption price per share ($208,572,792 ÷ 19,607,978 shares)		$ 10.64

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 1,993,308

Expenses
Transfer agent fees	$ 44,808
Independent trustees' compensation	279
Total expenses		45,087
Net investment income (loss)		1,948,221
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	61,885
Capital gain distributions from underlying funds	2,594,232
Total net realized gain (loss)		2,656,117
Change in net unrealized appreciation (depreciation) on underlying funds		10,191,458
Net gain (loss)		12,847,575
Net increase (decrease) in net assets resulting from operations		$ 14,795,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,948,221	$ 133,408
Net realized gain (loss)	2,656,117	209,152
Change in net unrealized appreciation (depreciation)	10,191,458	781,564
Net increase (decrease) in net assets resulting from operations	14,795,796	1,124,124
Distributions to shareholders from net investment income	(1,740,051)	(112,202)
Distributions to shareholders from net realized gain	(381,047)	(87,388)
Total distributions	(2,121,098)	(199,590)
Share transactions Proceeds from sales of shares	206,753,109	27,223,975
Reinvestment of distributions	2,121,098	199,590
Cost of shares redeemed	(37,846,021)	(3,478,191)
Net increase (decrease) in net assets resulting from share transactions	171,028,186	23,945,374
Total increase (decrease) in net assets	183,702,884	24,869,908

Net Assets
Beginning of period	24,869,908	-
End of period (including undistributed net investment income of $228,934 and undistributed net investment income of $20,763, respectively)	$ 208,572,792	$ 24,869,908
Other Information Shares
Sold	20,650,775	2,863,934
Issued in reinvestment of distributions	216,279	22,655
Redeemed	(3,787,133)	(358,532)
Net increase (decrease)	17,079,921	2,528,057

Financial Highlights

		Period ended March 31,
Years ended March 31,	2013	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.22	.14
Net realized and unrealized gain (loss)	.79	(.11) E
Total from investment operations	1.01	.03
Distributions from net investment income	(.15)	(.10)
Distributions from net realized gain	(.06)	(.08)
Total distributions	(.21)	(.19) H
Net asset value, end of period	$ 10.64	$ 9.84
Total Return B	10.48%	.47%
Ratios to Average Net Assets D, G
Expenses before reductions	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05% A
Expenses net of all reductions	.05%	.05% A
Net investment income (loss)	2.17%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,573	$ 24,870
Portfolio turnover rate	27%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom K® Income Fund	$ 1,517,782,354	$ 56,299,492	$ (8,294,032)	$ 48,005,460
Fidelity Freedom K® 2000 Fund	740,097,402	29,931,966	(3,748,665)	26,183,301
Fidelity Freedom K® 2005 Fund	472,425,700	27,634,650	(3,975,893)	23,658,757
Fidelity Freedom K® 2010 Fund	4,414,957,760	333,896,132	(48,875,271)	285,020,861
Fidelity Freedom K® 2015 Fund	6,731,736,056	482,752,833	(75,550,150)	407,202,683
Fidelity Freedom K® 2020 Fund	15,083,058,027	1,159,565,487	(190,022,885)	969,542,602
Fidelity Freedom K® 2025 Fund	9,227,064,316	788,874,327	(127,830,643)	661,043,684
Fidelity Freedom K® 2030 Fund	12,037,508,758	1,083,829,152	(183,146,229)	900,682,923
Fidelity Freedom K® 2035 Fund	6,776,219,735	659,688,402	(106,364,728)	553,323,674
Fidelity Freedom K® 2040 Fund	7,581,444,411	755,419,034	(126,332,311)	629,086,723
Fidelity Freedom K® 2045 Fund	3,532,027,683	334,605,075	(52,242,624)	282,362,451
Fidelity Freedom K® 2050 Fund	2,704,886,823	254,849,384	(41,574,028)	213,275,356
Fidelity Freedom K® 2055 Fund	197,792,702	11,768,044	(979,899)	10,788,145

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 2,158,569	$ 12,887,685	$ 48,005,460
Fidelity Freedom K® 2000 Fund	2,062,439	6,451,880	26,183,301
Fidelity Freedom K® 2005 Fund	1,399,508	6,680,831	23,658,757
Fidelity Freedom K® 2010 Fund	13,749,399	83,247,856	285,020,861
Fidelity Freedom K® 2015 Fund	20,625,797	115,241,151	407,202,683
Fidelity Freedom K® 2020 Fund	47,158,353	277,042,589	969,542,602
Fidelity Freedom K® 2025 Fund	29,481,703	186,903,034	661,043,684
Fidelity Freedom K® 2030 Fund	39,829,877	257,704,743	900,682,923
Fidelity Freedom K® 2035 Fund	20,074,694	154,715,060	553,323,674
Fidelity Freedom K® 2040 Fund	21,825,936	178,396,909	629,086,723
Fidelity Freedom K® 2045 Fund	9,954,044	76,080,155	282,362,451
Fidelity Freedom K® 2050 Fund	7,354,217	57,959,836	213,275,356
Fidelity Freedom K® 2055 Fund	432,220	2,378,870	10,788,145

The tax character of distributions paid was as follows:

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 29,521,630	$ 10,626,954	$ 40,148,584
Fidelity Freedom K® 2000 Fund	15,346,814	5,742,868	21,089,682
Fidelity Freedom K® 2005 Fund	9,410,574	4,553,123	13,963,697
Fidelity Freedom K® 2010 Fund	104,835,329	58,661,704	163,497,033
Fidelity Freedom K® 2015 Fund	148,778,147	77,190,333	225,968,480
Fidelity Freedom K® 2020 Fund	333,637,341	180,620,610	514,257,951
Fidelity Freedom K® 2025 Fund	191,261,365	102,285,196	293,546,561
Fidelity Freedom K® 2030 Fund	253,539,696	147,752,538	401,292,234
Fidelity Freedom K® 2035 Fund	123,782,283	73,144,723	196,927,006
Fidelity Freedom K® 2040 Fund	139,416,755	87,030,944	226,447,699
Fidelity Freedom K® 2045 Fund	59,811,042	31,171,589	90,982,631
Fidelity Freedom K® 2050 Fund	43,922,576	23,242,930	67,165,506
Fidelity Freedom K® 2055 Fund	1,860,148	260,950	2,121,098

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom K® Income Fund	$ 23,009,420	$ 6,370,332	$ 29,379,752
Fidelity Freedom K® 2000 Fund	13,568,622	4,524,428	18,093,050
Fidelity Freedom K® 2005 Fund	8,899,846	3,757,194	12,657,040
Fidelity Freedom K® 2010 Fund	104,712,622	41,679,233	146,391,855
Fidelity Freedom K® 2015 Fund	129,466,569	50,457,265	179,923,834
Fidelity Freedom K® 2020 Fund	295,958,324	113,166,740	409,125,064
Fidelity Freedom K® 2025 Fund	162,422,564	64,215,648	226,638,212
Fidelity Freedom K® 2030 Fund	227,503,544	92,304,600	319,808,144
Fidelity Freedom K® 2035 Fund	110,945,493	44,241,613	155,187,106
Fidelity Freedom K® 2040 Fund	136,872,587	54,415,337	191,287,924
Fidelity Freedom K® 2045 Fund	50,015,491	15,748,494	65,763,985
Fidelity Freedom K® 2050 Fund	37,091,535	11,220,142	48,311,677
Fidelity Freedom K® 2055 Fund	193,117	6,473	199,590

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	495,131,875	236,636,072
Fidelity Freedom K® 2000 Fund	235,370,247	145,168,179
Fidelity Freedom K® 2005 Fund	225,118,844	130,420,629
Fidelity Freedom K® 2010 Fund	1,715,575,593	1,304,990,869
Fidelity Freedom K® 2015 Fund	2,752,848,313	1,323,547,398
Fidelity Freedom K® 2020 Fund	6,562,321,756	3,166,383,906
Fidelity Freedom K® 2025 Fund	4,632,175,111	1,871,178,147
Fidelity Freedom K® 2030 Fund	5,760,142,746	2,635,258,316
Fidelity Freedom K® 2035 Fund	3,695,118,949	1,544,477,501
Fidelity Freedom K® 2040 Fund	3,941,156,216	1,786,937,853
Fidelity Freedom K® 2045 Fund	2,118,704,097	774,450,871
Fidelity Freedom K® 2050 Fund	1,675,395,029	626,689,750
Fidelity Freedom K® 2055 Fund	199,007,082	25,550,374

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% based on each Fund's average net assets. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Disciplined Equity Fund Class F, Fidelity Series 100 Index Fund, Fidelity Series All-Sector Equity Fund Class F and Fidelity Series Large Cap Value Fund Class F ("selected Underlying Funds") for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Series Stock Selector Large Cap Value Fund Class F, Fidelity Series Equity-Income Fund Class F, Fidelity Series

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Opportunistic Insights Fund Class F, Fidelity Series Mega Cap Fund Class F and Fidelity Blue Chip Growth Fund Class F, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom K® Income	$ 61,693,869	$ 5,101,282
Fidelity Freedom K® 2000	31,040,677	2,723,939
Fidelity Freedom K® 2005	34,827,607	3,139,597
Fidelity Freedom K® 2010	450,483,494	36,351,908
Fidelity Freedom K® 2015	664,633,862	50,461,057
Fidelity Freedom K® 2020	1,667,105,909	121,417,521
Fidelity Freedom K® 2025	1,172,735,747	77,865,058
Fidelity Freedom K® 2030	1,628,881,033	109,624,111
Fidelity Freedom K® 2035	1,023,545,667	62,717,618
Fidelity Freedom K® 2040	1,171,721,908	74,833,489
Fidelity Freedom K® 2045	534,842,092	26,824,221
Fidelity Freedom K® 2050	412,321,740	19,904,849
Fidelity Freedom K® 2055	19,785,476	118,414

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom K® Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom K® 2020 Fund	Fidelity Freedom K® 2030 Fund
Fidelity Series Emerging Markets Debt Fund	10%	-
Fidelity Series Floating Rate High Income Fund	12%	-
Fidelity Series Inflation-Protected Bond Index Fund	16%	-
Fidelity Series Intrinsic Opportunities Fund	-	10%
Fidelity Series Investment Grade Bond Fund	13%	-
Fidelity Series Real Estate Income Fund	12%	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Disciplined Equity Fund	27%
Fidelity Series 100 Index Fund	50%
Fidelity Series All-Sector Equity Fund	47%
Fidelity Series Commodity Strategy Fund	46%
Fidelity Series Emerging Markets Debt Fund	47%
Fidelity Series Emerging Markets Fund	48%
Fidelity Series Equity-Income Fund	54%
Fidelity Series Floating Rate High Income Fund	46%
Fidelity Series High Income Fund	48%
Fidelity Series Inflation-Protected Bond Index Fund	44%
Fidelity Series International Growth Fund	48%
Fidelity Series International Small Cap Fund	48%

Annual Report

5. Other - continued

Fund	% of shares held
Fidelity Series International Value Fund	48%
Fidelity Series Intrinsic Opportunities Fund	54%
Fidelity Series Investment Grade Bond Fund	47%
Fidelity Series Large Cap Value Fund	48%
Fidelity Series Mega Cap Fund	54%
Fidelity Series Opportunistic Insights Fund	54%
Fidelity Series Real Estate Equity Fund	45%
Fidelity Series Real Estate Income Fund	47%
Fidelity Series Small Cap Opportunities Fund	45%
Fidelity Series Stock Selector Large Cap Value Fund	54%
Fidelity Small Cap Growth Fund	33%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K Income Fund	05/06/13	05/03/13	$0.010	$0.102
Fidelity Freedom K 2000 Fund	05/06/13	05/03/13	$0.028	$0.108
Fidelity Freedom K 2005 Fund	05/06/13	05/03/13	$0.026	$0.185
Fidelity Freedom K 2010 Fund	05/06/13	05/03/13	$0.028	$0.250
Fidelity Freedom K 2015 Fund	05/13/13	05/10/13	$0.027	$0.229
Fidelity Freedom K 2020 Fund	05/13/13	05/10/13	$0.028	$0.252
Fidelity Freedom K 2025 Fund	05/13/13	05/10/13	$0.027	$0.280
Fidelity Freedom K 2030 Fund	05/13/13	05/10/13	$0.027	$0.302
Fidelity Freedom K 2035 Fund	05/06/13	05/03/13	$0.022	$0.323
Fidelity Freedom K 2040 Fund	05/06/13	05/03/13	$0.022	$0.334
Fidelity Freedom K 2045 Fund	05/06/13	05/03/13	$0.022	$0.308
Fidelity Freedom K 2050 Fund	05/06/13	05/03/13	$0.021	$0.308
Fidelity Freedom K 2055 Fund	05/06/13	05/03/13	$0.011	$0.120

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K Income Fund	$18,333,885
Fidelity Freedom K 2000 Fund	$9,261,015
Fidelity Freedom K 2005 Fund	$8,402,130
Fidelity Freedom K 2010 Fund	$103,192,669
Fidelity Freedom K 2015 Fund	$144,241,791
Fidelity Freedom K 2020 Fund	$338,454,790
Fidelity Freedom K 2025 Fund	$218,927,384
Fidelity Freedom K 2030 Fund	$301,773,206
Fidelity Freedom K 2035 Fund	$171,483,697
Fidelity Freedom K 2040 Fund	$196,390,526
Fidelity Freedom K 2045 Fund	$81,555,484
Fidelity Freedom K 2050 Fund	$61,439,473
Fidelity Freedom K 2055 Fund	$2,512,917

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K Income Fund	18.92%
Fidelity Freedom K 2000 Fund	18.81%
Fidelity Freedom K 2005 Fund	14.46%
Fidelity Freedom K 2010 Fund	13.34%
Fidelity Freedom K 2015 Fund	13.03%
Fidelity Freedom K 2020 Fund	10.91%
Fidelity Freedom K 2025 Fund	7.68%
Fidelity Freedom K 2030 Fund	5.72%
Fidelity Freedom K 2035 Fund	2.45%
Fidelity Freedom K 2040 Fund	2.20%
Fidelity Freedom K 2045 Fund	1.19%
Fidelity Freedom K 2050 Fund	0.79%
Fidelity Freedom K 2055 Fund	0.07%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom K Income Fund
May 2012	8%
June 2012	10%
July 2012	10%
August 2012	10%
September 2012	10%
October 2012	10%
November 2012	10%
December 2012 (Ex-Date 12/07/12)	10%
December 2012 (Ex-Date 12/28/12)	10%
Fidelity Freedom K 2000 Fund
May 2012	1%
December 2012	10%
Fidelity Freedom K 2005 Fund
May 2012	3%
December 2012	17%
Fidelity Freedom K 2010 Fund
May 2012	4%
December 2012	20%
Fidelity Freedom K 2015 Fund
May 2012	4%
December 2012	20%
Fidelity Freedom K 2020 Fund
May 2012	4%
December 2012	23%
Fidelity Freedom K 2025 Fund
May 2012	6%
December 2012	28%
Fidelity Freedom K 2030 Fund
May 2012	6%
December 2012	29%
Fidelity Freedom K 2035 Fund
May 2012	10%
December 2012	37%
Fidelity Freedom K 2040 Fund
May 2012	10%
December 2012	37%
Fidelity Freedom K 2045 Fund
May 2012	9%
December 2012	40%
Fidelity Freedom K 2050 Fund
May 2012	10%
December 2012	41%
Fidelity Freedom K 2055 Fund
May 2012	10%
December 2012	48%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K Income Fund
May 2012	13%
June 2012	16%
July 2012	16%
August 2012	16%
September 2012	16%
October 2012	16%
November 2012	16%
December 2012 (Ex-Date 12/07/12)	16%
December 2012 (Ex-Date 12/28/12)	16%
February 2013	4%
March 2013	4%
Fidelity Freedom K 2000 Fund
May 2012	1%
December 2012	16%
Fidelity Freedom K 2005 Fund
May 2012	1%
December 2012	28%
Fidelity Freedom K 2010 Fund
May 2012	2%
December 2012	32%
Fidelity Freedom K 2015 Fund
May 2012	2%
December 2012	33%
Fidelity Freedom K 2020 Fund
May 2012	1%
December 2012	37%
Fidelity Freedom K 2025 Fund
May 2012	2%
December 2012	45%
Fidelity Freedom K 2030 Fund
May 2012	3%
December 2012	47%
Fidelity Freedom K 2035 Fund
May 2012	4%
December 2012	59%
Fidelity Freedom K 2040 Fund
May 2012	4%
December 2012	60%
Fidelity Freedom K 2045 Fund
May 2012	3%
December 2012	64%
Fidelity Freedom K 2050 Fund
May 2012	2%
December 2012	66%
Fidelity Freedom K 2055 Fund
May 2012	7%
December 2012	75%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FF-K-UANNPRO-0513
1.927081.102

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom® 2055 Fund -

Class A, Class T, and Class C

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-1.48%	2.98%	3.50%
Class T (incl. 3.50% sales charge)	0.70%	3.21%	3.50%
Class B (incl. contingent deferred sales charge)B	-1.20%	3.07%	3.57%
Class C (incl. contingent deferred sales charge)C	2.70%	3.43%	3.35%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,300
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$13,961 Fidelity Advisor Freedom Income Fund - Class A

$16,226 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.30%	2.57%	4.04%
Class T (incl. 3.50% sales charge)	1.86%	2.80%	4.05%
Class B (incl. contingent deferred sales charge)B	0.00%	2.65%	4.12%
Class C (incl. contingent deferred sales charge)C	4.01%	3.01%	3.92%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,500
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$14,519 Fidelity Advisor Freedom 2005 Fund – Class A

$16,185 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.15%	3.22%	4.71%
Class T (incl. 3.50% sales charge)	3.24%	3.43%	4.70%
Class B (incl. contingent deferred sales charge)B	1.51%	3.32%	4.79%
Class C (incl. contingent deferred sales charge)C	5.49%	3.65%	4.56%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$15,619 Fidelity Advisor Freedom 2010 Fund - Class A

$16,226 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.27%	3.02%	4.71%
Class T (incl. 3.50% sales charge)	3.52%	3.28%	4.73%
Class B (incl. contingent deferred sales charge) B	1.65%	3.13%	4.81%
Class C (incl. contingent deferred sales charge) C	5.70%	3.50%	4.60%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$15,420 Fidelity Advisor Freedom 2015 Fund - Class A
$17,990 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.70%	2.61%	5.21%
Class T (incl. 3.50% sales charge)	3.95%	2.83%	5.21%
Class B (incl. contingent deferred sales charge) B	2.19%	2.71%	5.29%
Class C (incl. contingent deferred sales charge) C	6.13%	3.06%	5.08%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$16,356 Fidelity Advisor Freedom 2020 Fund - Class A
$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.73%	2.76%	4.87%
Class T (incl. 3.50% sales charge)	4.94%	2.98%	4.91%
Class B (incl. contingent deferred sales charge) B	3.26%	2.86%	4.95%
Class C (incl. contingent deferred sales charge) C	7.23%	3.22%	4.75%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$15,634 Fidelity Advisor Freedom 2025 Fund - Class A
$17,990 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.97%	2.11%	5.29%
Class T (incl. 3.50% sales charge)	5.20%	2.34%	5.28%
Class B (incl. contingent deferred sales charge) B	3.44%	2.20%	5.36%
Class C (incl. contingent deferred sales charge)C	7.39%	2.55%	5.14%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
10,000
9,000
$8,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$16,475 Fidelity Advisor Freedom 2030 Fund - Class A
$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.57%	2.15%	4.75%
Class T (incl. 3.50% sales charge)	5.85%	2.38%	4.74%
Class B (incl. contingent deferred sales charge) B	4.02%	2.22%	4.80%
Class C (incl. contingent deferred sales charge)C	8.04%	2.59%	4.61%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
8,000
$7,400
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$15,470 Fidelity Advisor Freedom 2035 Fund - Class A

$17,990 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.62%	2.01%	5.47%
Class T (incl. 3.50% sales charge)	5.85%	2.22%	5.45%
Class B (incl. contingent deferred sales charge) B	4.14%	2.09%	5.54%
Class C (incl. contingent deferred sales charge) C	8.09%	2.44%	5.31%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
17,500
15,000
12,500
10,000
9,000
$7,900
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$16,749 Fidelity Advisor Freedom 2040 Fund - Class A
$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.88%	1.97%	2.49%
Class T (incl. 3.50% sales charge)	6.17%	2.22%	2.60%
Class B (incl. contingent deferred sales charge) B	4.40%	2.04%	2.61%
Class C (incl. contingent deferred sales charge) C	8.42%	2.45%	2.63%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,500
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$11,835 Fidelity Advisor Freedom 2045 Fund - Class A
$14,131 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.90%	1.76%	2.31%
Class T (incl. 3.50% sales charge)	6.14%	2.00%	2.42%
Class B (incl. contingent deferred sales charge) B	4.47%	1.84%	2.45%
Class C (incl. contingent deferred sales charge) C	8.53%	2.26%	2.48%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,300
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$11,692 Fidelity Advisor Freedom 2050 Fund - Class A

$14,131 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.15%	2.41%
Class T (incl. 3.50% sales charge)	6.38%	3.50%
Class C (incl. contingent deferred sales charge) B	8.69%	5.02%

A From June 1, 2011.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
8,500
8,000
$7,800
2011
2012
'13
Period Ending Values
$10,445 Fidelity Advisor Freedom 2055 Fund - Class A
$12,433 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%. In the fixed-income arena, U.S. high-yield bonds benefited from investors' overall willingness to take on more risk, with The BofA Merrill LynchSM US High Yield Constrained Index adding 13.06% for the period. The shift away from perceived safety left U.S. investment-grade debt with a relatively modest 3.77% gain for the year, as measured by the Barclays® U.S. Aggregate Bond Index.

Comments from Christopher Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: For the year, the Class A, Class T, Class B and Class C shares of each of the Advisor Freedom Funds (excluding sales charges) delivered a positive absolute return. Funds with the longest time horizons until retirement - which have higher allocations to underlying equity and higher-yielding debt funds - posted the best results, each rising into low double-digit territory. These results were consistent with what we would expect in an environment where investors preferred higher-risk asset classes, especially equities, in search of the potential for outsized returns. In relative terms, the Class A, Class T, Class B and Class C shares of each of the Advisor Freedom Funds (excluding sales charges) - except Advisor Freedom Income Fund - trailed their respective Composite indexes, hampered by underperformance among the underlying funds in the U.S. equity asset class. (For specific Fund results, please refer to the performance section of this report.) Although equities provided a nice lift during the period, the Funds' investments in U.S. stocks struggled to keep pace with the market, as represented by the Dow Jones U.S. Total Stock Market IndexSM, which returned 14.48%. The majority of the underlying U.S. equity funds trailed the Dow Jones index, which hindered the relative performance of Funds with greater allocations to this asset class. Fidelity® Series All-Sector Equity Fund, Fidelity® Series Large Cap Value Fund and Fidelity Advisor® Equity Growth Fund were among the most significant detractors. The Funds' investments in commodities - represented by Fidelity Series Commodity Strategy Fund - also finished behind the Dow Jones index and dragged on relative performance. Commodities faced an uphill battle and lost ground, as investors chose to take profits in the precious metals segment during the second half of the period, while severe weather for most of the year weighed on the agricultural subsector. Shifting to the non-U.S. equity asset class, each of the three underlying funds focused on developed markets outperformed the 11.40% return of the MSCI® EAFE® Index. On the downside, Fidelity Series Emerging Markets Fund hurt relative performance because it struggled amid lackluster prospects for economic growth within developing countries. Turning to the Funds' fixed-income asset classes, high-quality bonds largely produced positive absolute returns throughout the past year. In an effort to buoy the economy, the Federal Reserve kept interest rates low. However, Treasury yields still fell below the current inflation rate, which created a challenging environment for fixed-income investors. As such, the most conservative investment-grade bonds - U.S. government securities - delivered the most modest result, while the riskiest segment of the overall bond market, high-yield debt, experienced the strongest return. Thanks to the Funds' highly diversified portfolio of debt instruments, the aggregate performance of the bond asset class handily outpaced the 3.77% result of the Barclays® U.S. Aggregate Bond Index. Five of the six underlying funds beat the Barclays index. Core holding Fidelity Series Investment Grade Bond Fund solidly outpaced the benchmark, while Fidelity Series High Income Fund and Fidelity Series Real Estate Income Fund also provided a powerful boost. In the short-term debt asset class, Fidelity Advisor® Short Fixed-Income Fund propelled the Funds' aggregate performance here, topping the 0.13% return of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,020.90	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,032.50	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,030.20	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.30	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,044.70	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,042.90	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,040.60	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.00	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,045.90	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,044.80	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,041.80	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,042.20	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,047.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,050.60	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,049.50	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,046.40	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,046.60	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,060.60	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,058.70	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,056.70	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,063.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,061.70	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,058.80	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.10	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,064.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,072.20	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,070.80	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,067.40	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,067.50	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,072.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,071.70	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,069.10	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,068.60	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,073.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,075.10	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,074.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,071.40	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,071.50	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,076.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,076.80	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.30	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,072.30	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.90	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,079.00	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,077.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.60	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	2.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.8	1.5
Fidelity Advisor Growth & Income Fund Institutional Class	0.9	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.0	1.7
Fidelity Advisor Series Equity-Income Fund	1.3	0.0
Fidelity Advisor Series Mega Cap Fund	0.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	0.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.3	0.0
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.6
Fidelity Series 100 Index Fund	0.3	1.3
Fidelity Series All-Sector Equity Fund	2.3	2.7
Fidelity Series Large Cap Value Fund	1.3	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.6
	13.1	13.0
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.9	4.7
Fidelity Series Real Estate Income Fund	0.4	0.6
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.4	11.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.9	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	21.5
	39.6	39.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.3%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	730,523	$ 6,348,249
Domestic Equity Funds - 13.1%
Fidelity Advisor Equity Growth Fund Institutional Class	80,594	5,710,077
Fidelity Advisor Growth & Income Fund Institutional Class	137,178	3,030,254
Fidelity Advisor Large Cap Fund Institutional Class	128,967	3,065,549
Fidelity Advisor Series Equity-Income Fund	378,976	4,217,999
Fidelity Advisor Series Mega Cap Fund	85,488	944,641
Fidelity Advisor Series Opportunistic Insights Fund	270,476	2,977,939
Fidelity Advisor Series Stock Selector Large Cap Value Fund	378,617	4,236,726
Fidelity Advisor Small Cap Fund Institutional Class	86,852	2,340,665
Fidelity Series 100 Index Fund	90,164	930,494
Fidelity Series All-Sector Equity Fund	593,285	7,623,707
Fidelity Series Large Cap Value Fund	375,096	4,366,121
Fidelity Series Real Estate Equity Fund	50,047	651,607
Fidelity Series Small Cap Opportunities Fund	220,678	2,720,966
TOTAL DOMESTIC EQUITY FUNDS		42,816,745
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,229,824)		49,164,994
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	518,359	6,557,246
Fidelity Series International Small Cap Fund	97,940	1,343,743
Fidelity Series International Value Fund	665,561	6,535,805
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,436,794
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	235,115	3,933,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,970,277)		18,370,265
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	148,672	$ 1,617,547
Fidelity Series Floating Rate High Income Fund	339,243	3,606,153
Fidelity Series High Income Fund	1,529,701	16,077,152
Fidelity Series Real Estate Income Fund	102,973	1,201,698
TOTAL HIGH YIELD BOND FUNDS		22,502,550
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund	3,280,426	37,364,057
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	6,120,274	70,566,759
TOTAL BOND FUNDS (Cost $123,255,421)		130,433,366
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,246,764	58,469,712
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	71,120,992
TOTAL SHORT-TERM FUNDS (Cost $128,762,530)		129,590,704
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $308,218,052)		327,559,329
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,808)
NET ASSETS - 100%		$ 327,485,521
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $308,218,052) - See accompanying schedule		$ 327,559,329
Receivable for investments sold		573,754
Receivable for fund shares sold		275,056
Receivable from affiliate for expense reductions		63
Total assets		328,408,202

Liabilities
Payable for investments purchased	$ 2,944
Payable for fund shares redeemed	844,640
Distribution and service plan fees payable	75,097
Total liabilities		922,681

Net Assets		$ 327,485,521
Net Assets consist of:
Paid in capital		$ 304,968,503
Undistributed net investment income		251,012
Accumulated undistributed net realized gain (loss) on investments		2,924,729
Net unrealized appreciation (depreciation) on investments		19,341,277
Net Assets		$ 327,485,521

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,876,416 ÷ 15,782,090 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($53,734,149 ÷ 4,798,915 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($2,293,628 ÷ 204,985 shares)A		$ 11.19

Class C: Net Asset Value and offering price per share ($16,605,743 ÷ 1,484,974 shares)A		$ 11.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,975,585 ÷ 6,941,093 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 4,201,239

Expenses
Distribution and service plan fees	$ 895,238
Independent trustees' compensation	1,142
Total expenses before reductions	896,380
Expense reductions	(1,142)	895,238
Net investment income (loss)		3,306,001
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,989,110
Capital gain distributions from underlying funds	4,974,360
Total net realized gain (loss)		6,963,470
Change in net unrealized appreciation (depreciation) on underlying funds		3,721,536
Net gain (loss)		10,685,006
Net increase (decrease) in net assets resulting from operations		$ 13,991,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,306,001	$ 3,691,556
Net realized gain (loss)	6,963,470	4,714,552
Change in net unrealized appreciation (depreciation)	3,721,536	871,075
Net increase (decrease) in net assets resulting from operations	13,991,007	9,277,183
Distributions to shareholders from net investment income	(3,274,495)	(3,668,106)
Distributions to shareholders from net realized gain	(4,055,113)	(2,101,589)
Total distributions	(7,329,608)	(5,769,695)
Share transactions - net increase (decrease)	17,611,622	31,446,678
Total increase (decrease) in net assets	24,273,021	34,954,166

Net Assets
Beginning of period	303,212,500	268,258,334
End of period (including undistributed net investment income of $251,012 and undistributed net investment income of $219,506, respectively)	$ 327,485,521	$ 303,212,500

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Income from Investment Operations
Net investment income (loss) C	.12	.15	.16	.22	.29
Net realized and unrealized gain (loss)	.37	.21	.57	1.66	(1.60)
Total from investment operations	.49	.36	.73	1.88	(1.31)
Distributions from net investment income	(.12)	(.15)	(.16)	(.22)	(.30)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.26)	(.23)	(.23)	(.27) F	(.41)
Net asset value, end of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Total Return A, B	4.53%	3.34%	7.11%	21.74%	(12.78)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.08%	1.37%	1.48%	2.19%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,876	$ 166,658	$ 157,695	$ 142,691	$ 93,865
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.09	.12	.13	.19	.27
Net realized and unrealized gain (loss)	.38	.20	.57	1.67	(1.61)
Total from investment operations	.47	.32	.70	1.86	(1.34)
Distributions from net investment income	(.09)	(.12)	(.13)	(.19)	(.27)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.23)	(.20)	(.20)	(.25) F	(.38)
Net asset value, end of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Total Return A, B	4.35%	3.01%	6.85%	21.47%	(13.03)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.83%	1.12%	1.23%	1.94%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,734	$ 56,246	$ 57,404	$ 52,047	$ 42,675
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.37	.19	.58	1.67	(1.60)
Total from investment operations	.41	.26	.66	1.81	(1.38)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.23)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.14) G	(.15)	(.20) F	(.34)
Net asset value, end of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return A, B	3.80%	2.47%	6.39%	20.86%	(13.48)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294	$ 2,889	$ 3,938	$ 5,319	$ 4,282
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.36	.20	.58	1.67	(1.60)
Total from investment operations	.40	.27	.66	1.81	(1.38)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.22)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.15)	(.15)	(.20) F	(.33)
Net asset value, end of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return A, B	3.70%	2.50%	6.42%	20.83%	(13.41)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,606	$ 17,170	$ 16,581	$ 14,697	$ 11,362
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Income from Investment Operations
Net investment income (loss) B	.15	.18	.18	.24	.31
Net realized and unrealized gain (loss)	.37	.20	.57	1.68	(1.61)
Total from investment operations	.52	.38	.75	1.92	(1.30)
Distributions from net investment income	(.14)	(.17)	(.19)	(.24)	(.32)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.29) H	(.25)	(.25) G	(.30) F	(.43)
Net asset value, end of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Total Return A	4.75%	3.58%	7.36%	22.16%	(12.63)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expense net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.33%	1.62%	1.73%	2.44%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,976	$ 60,248	$ 32,640	$ 18,137	$ 8,461
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.7	4.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	2.7
Fidelity Advisor Growth & Income Fund Institutional Class	1.6	3.2
Fidelity Advisor Large Cap Fund Institutional Class	1.6	3.0
Fidelity Advisor Series Equity-Income Fund	2.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.5	0.0
Fidelity Advisor Series Opportunistic Insights Fund	1.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.1
Fidelity Series 100 Index Fund	0.5	2.2
Fidelity Series All-Sector Equity Fund	4.0	4.7
Fidelity Series Large Cap Value Fund	2.3	4.4
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.4	1.2
	22.3	22.8
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.4
	7.4	7.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.0	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.1	9.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.1	18.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	13.7	12.8
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.8
	30.4	28.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.7%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.4%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	22.8%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.6%
Investment Grade Bond Funds	18.4%
Short-Term Funds	28.6%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 26.0%
	Shares	Value
Commodity Funds - 3.7%
Fidelity Series Commodity Strategy Fund (a)	1,335,591	$ 11,606,286
Domestic Equity Funds - 22.3%
Fidelity Advisor Equity Growth Fund Institutional Class	130,696	9,259,781
Fidelity Advisor Growth & Income Fund Institutional Class	223,309	4,932,891
Fidelity Advisor Large Cap Fund Institutional Class	207,794	4,939,271
Fidelity Advisor Series Equity-Income Fund	600,019	6,678,206
Fidelity Advisor Series Mega Cap Fund	134,505	1,486,283
Fidelity Advisor Series Opportunistic Insights Fund	428,590	4,718,776
Fidelity Advisor Series Stock Selector Large Cap Value Fund	600,345	6,717,864
Fidelity Advisor Small Cap Fund Institutional Class	140,676	3,791,219
Fidelity Series 100 Index Fund	149,638	1,544,268
Fidelity Series All-Sector Equity Fund	960,764	12,345,820
Fidelity Series Large Cap Value Fund	617,627	7,189,173
Fidelity Series Real Estate Equity Fund	85,123	1,108,307
Fidelity Series Small Cap Opportunities Fund	357,958	4,413,628
TOTAL DOMESTIC EQUITY FUNDS		69,125,487
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,661,104)		80,731,773
International Equity Funds - 9.4%

Developed International Equity Funds - 7.4%
Fidelity Series International Growth Fund	821,874	10,396,703
Fidelity Series International Small Cap Fund	156,326	2,144,791
Fidelity Series International Value Fund	1,047,420	10,285,665
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,827,159
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	379,714	6,352,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,487,710)		29,179,781
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	176,713	$ 1,922,638
Fidelity Series Floating Rate High Income Fund	318,726	3,388,054
Fidelity Series High Income Fund	1,424,029	14,966,543
Fidelity Series Real Estate Income Fund	125,008	1,458,849
TOTAL HIGH YIELD BOND FUNDS		21,736,084
Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund	2,480,557	28,253,550
Investment Grade Bond Funds - 18.1%
Fidelity Series Investment Grade Bond Fund	4,855,310	55,981,719
TOTAL BOND FUNDS (Cost $100,813,222)		105,971,353
Short-Term Funds - 30.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,542,785	42,520,470
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	51,920,042
TOTAL SHORT-TERM FUNDS (Cost $93,866,282)		94,440,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $290,828,318)		310,323,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,283)
NET ASSETS - 100%		$ 310,263,136
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $290,828,318) - See accompanying schedule		$ 310,323,419
Cash		9
Receivable for fund shares sold		591,594
Receivable from affiliate for expense reductions		124
Total assets		310,915,146

Liabilities
Payable for investments purchased	$ 277,658
Payable for fund shares redeemed	313,597
Distribution and service plan fees payable	60,755
Total liabilities		652,010

Net Assets		$ 310,263,136
Net Assets consist of:
Paid in capital		$ 289,554,695
Undistributed net investment income		456,715
Accumulated undistributed net realized gain (loss) on investments		756,625
Net unrealized appreciation (depreciation) on investments		19,495,101
Net Assets		$ 310,263,136

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($204,417,698 ÷ 17,180,177 shares)		$ 11.90

Maximum offering price per share (100/94.25 of $11.90)		$ 12.63
Class T: Net Asset Value and redemption price per share ($26,200,783 ÷ 2,202,327 shares)		$ 11.90

Maximum offering price per share (100/96.50 of $11.90)		$ 12.33
Class B: Net Asset Value and offering price per share ($1,162,317 ÷ 97,454 shares)A		$ 11.93

Class C: Net Asset Value and offering price per share ($8,118,357 ÷ 683,764 shares)A		$ 11.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,363,981 ÷ 5,878,961 shares)		$ 11.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 4,014,646

Expenses
Distribution and service plan fees	$ 691,587
Independent trustees' compensation	1,027
Total expenses before reductions	692,614
Expense reductions	(1,027)	691,587
Net investment income		3,323,059
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,776,161
Capital gain distributions from underlying funds	4,943,576
Total net realized gain (loss)		12,719,737
Change in net unrealized appreciation (depreciation) on underlying funds		462,584
Net gain (loss)		13,182,321
Net increase (decrease) in net assets resulting from operations		$ 16,505,380

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,323,059	$ 3,460,669
Net realized gain (loss)	12,719,737	5,192,572
Change in net unrealized appreciation (depreciation)	462,584	(1,891,328)
Net increase (decrease) in net assets resulting from operations	16,505,380	6,761,913
Distributions to shareholders from net investment income	(3,357,002)	(3,346,222)
Distributions to shareholders from net realized gain	(1,779,655)	(2,914,928)
Total distributions	(5,136,657)	(6,261,150)
Share transactions - net increase (decrease)	26,042,535	27,220,944
Total increase (decrease) in net assets	37,411,258	27,721,707

Net Assets
Beginning of period	272,851,878	245,130,171
End of period (including undistributed net investment income of $456,715 and undistributed net investment income of $490,658, respectively)	$ 310,263,136	$ 272,851,878

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.20	.27
Net realized and unrealized gain (loss)	.53	.13	.97	2.53	(3.06)
Total from investment operations	.66	.28	1.12	2.73	(2.79)
Distributions from net investment income	(.13)	(.15)	(.15)	(.19)	(.28)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.21) F	(.28)	(.24)	(.26)	(.51)
Net asset value, end of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return A,B	5.79%	2.53%	10.72%	33.91%	(25.09)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.16%	1.37%	1.37%	2.01%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,418	$ 193,977	$ 177,385	$ 155,482	$ 88,593
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Income from Investment Operations
Net investment income (loss) C	.11	.13	.12	.17	.25
Net realized and unrealized gain (loss)	.52	.12	.97	2.54	(3.06)
Total from investment operations	.63	.25	1.09	2.71	(2.81)
Distributions from net investment income	(.11)	(.12)	(.12)	(.17)	(.25)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.18)	(.25)	(.21)	(.24)	(.48)
Net asset value, end of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return A,B	5.56%	2.25%	10.42%	33.61%	(25.27)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.91%	1.12%	1.12%	1.76%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,201	$ 22,316	$ 21,658	$ 23,113	$ 14,437
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Income from Investment Operations
Net investment income (loss) C	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.52	.12	.97	2.53	(3.06)
Total from investment operations	.57	.19	1.04	2.65	(2.86)
Distributions from net investment income	(.04)	(.05)	(.07)	(.11)	(.19)
Distributions from net realized gain	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.11)	(.17)	(.15) F	(.18)	(.42)
Net asset value, end of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Total Return A,B	5.00%	1.73%	9.94%	32.90%	(25.69)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,162	$ 1,571	$ 2,338	$ 2,986	$ 2,692
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Income from Investment Operations
Net investment income (loss) C	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.52	.11	.97	2.53	(3.04)
Total from investment operations	.57	.18	1.04	2.65	(2.84)
Distributions from net investment income	(.05)	(.07)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.12)	(.18) F	(.16)	(.19)	(.42)
Net asset value, end of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Total Return A,B	5.01%	1.66%	9.91%	32.90%	(25.61)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,118	$ 8,053	$ 8,679	$ 9,377	$ 6,761
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Income from Investment Operations
Net investment income (loss) B	.16	.18	.18	.22	.29
Net realized and unrealized gain (loss)	.53	.11	.98	2.55	(3.07)
Total from investment operations	.69	.29	1.16	2.77	(2.78)
Distributions from net investment income	(.16)	(.18)	(.18)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.23)	(.30) F	(.27)	(.28)	(.54)
Net asset value, end of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Total Return A	6.11%	2.67%	11.02%	34.28%	(24.93)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.41%	1.62%	1.62%	2.26%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,364	$ 46,935	$ 35,069	$ 18,775	$ 9,313
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.1	5.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	2.2	4.4
Fidelity Advisor Large Cap Fund Institutional Class	2.2	4.1
Fidelity Advisor Series Equity-Income Fund	3.0	0.0
Fidelity Advisor Series Mega Cap Fund	0.7	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.1	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.5
Fidelity Series 100 Index Fund	0.7	2.9
Fidelity Series All-Sector Equity Fund	5.4	6.3
Fidelity Series Large Cap Value Fund	3.1	6.0
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	1.5
	30.7	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.6	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.6	4.6
	10.1	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.2	1.2
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	7.1	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.0	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.7	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.2
	12.6	11.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.1%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.4%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	23.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund (a)	5,307,840	$ 46,125,134
Domestic Equity Funds - 30.7%
Fidelity Advisor Equity Growth Fund Institutional Class	525,848	37,256,333
Fidelity Advisor Growth & Income Fund Institutional Class	898,349	19,844,540
Fidelity Advisor Large Cap Fund Institutional Class	842,285	20,021,126
Fidelity Advisor Series Equity-Income Fund	2,497,487	27,797,031
Fidelity Advisor Series Mega Cap Fund	562,257	6,212,935
Fidelity Advisor Series Opportunistic Insights Fund	1,781,756	19,617,134
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,494,070	27,908,639
Fidelity Advisor Small Cap Fund Institutional Class	566,475	15,266,503
Fidelity Series 100 Index Fund	598,223	6,173,658
Fidelity Series All-Sector Equity Fund	3,861,521	49,620,547
Fidelity Series Large Cap Value Fund	2,423,182	28,205,834
Fidelity Series Real Estate Equity Fund	318,381	4,145,322
Fidelity Series Small Cap Opportunities Fund	1,441,398	17,772,438
TOTAL DOMESTIC EQUITY FUNDS		279,842,040
TOTAL DOMESTIC EQUITY FUNDS (Cost $292,959,306)		325,967,174
International Equity Funds - 12.9%

Developed International Equity Funds - 10.1%
Fidelity Series International Growth Fund	3,324,828	42,059,080
Fidelity Series International Small Cap Fund	627,031	8,602,872
Fidelity Series International Value Fund	4,255,871	41,792,652
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		92,454,604
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	1,508,478	25,236,844
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,230,460)		117,691,448
Bond Funds - 38.7%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	528,571	$ 5,750,850
Fidelity Series Floating Rate High Income Fund	991,747	10,542,272
Fidelity Series High Income Fund	4,117,407	43,273,952
Fidelity Series Real Estate Income Fund	405,885	4,736,681
TOTAL HIGH YIELD BOND FUNDS		64,303,755
Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund	8,000,636	91,127,240
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund	17,050,450	196,591,693
TOTAL BOND FUNDS (Cost $337,333,331)		352,022,688
Short-Term Funds - 12.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,541,785	51,871,108
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	63,172,497
TOTAL SHORT-TERM FUNDS (Cost $114,892,054)		115,043,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $851,415,151)		910,724,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(204,375)
NET ASSETS - 100%		$ 910,520,540
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $851,415,151) - See accompanying schedule		$ 910,724,915
Receivable for investments sold		606,911
Receivable for fund shares sold		551,982
Receivable from affiliate for expense reductions		67
Total assets		911,883,875

Liabilities
Payable for investments purchased	$ 13,146
Payable for fund shares redeemed	1,147,043
Distribution and service plan fees payable	203,146
Total liabilities		1,363,335

Net Assets		$ 910,520,540
Net Assets consist of:
Paid in capital		$ 842,882,581
Undistributed net investment income		1,298,681
Accumulated undistributed net realized gain (loss) on investments		7,029,514
Net unrealized appreciation (depreciation) on investments		59,309,764
Net Assets		$ 910,520,540

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($540,979,627 ÷ 43,288,038 shares)		$ 12.50

Maximum offering price per share (100/94.25 of $12.50)		$ 13.26
Class T: Net Asset Value and redemption price per share ($127,353,065 ÷ 10,219,403 shares)		$ 12.46

Maximum offering price per share (100/96.50 of $12.46)		$ 12.91
Class B: Net Asset Value and offering price per share ($6,474,340 ÷ 518,448 shares)A		$ 12.49

Class C: Net Asset Value and offering price per share ($38,561,995 ÷ 3,111,743 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,151,513 ÷ 15,710,835 shares)		$ 12.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 13,902,058

Expenses
Distribution and service plan fees	$ 2,423,789
Independent trustees' compensation	3,206
Total expenses before reductions	2,426,995
Expense reductions	(3,206)	2,423,789
Net investment income		11,478,269
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	35,773,452
Capital gain distributions from underlying funds	18,727,813
Total net realized gain (loss)		54,501,265
Change in net unrealized appreciation (depreciation) on underlying funds		(4,153,489)
Net gain (loss)		50,347,776
Net increase (decrease) in net assets resulting from operations		$ 61,826,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,478,269	$ 12,180,618
Net realized gain (loss)	54,501,265	36,518,657
Change in net unrealized appreciation (depreciation)	(4,153,489)	(26,218,587)
Net increase (decrease) in net assets resulting from operations	61,826,045	22,480,688
Distributions to shareholders from net investment income	(11,763,830)	(11,889,345)
Distributions to shareholders from net realized gain	(6,303,241)	(11,297,317)
Total distributions	(18,067,071)	(23,186,662)
Share transactions - net increase (decrease)	(22,088,856)	24,335,850
Total increase (decrease) in net assets	21,670,118	23,629,876

Net Assets
Beginning of period	888,850,422	865,220,546
End of period (including undistributed net investment income of $1,298,681 and undistributed net investment income of $1,584,243, respectively)	$ 910,520,540	$ 888,850,422

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.16	.17	.15	.21	.27
Net realized and unrealized gain (loss)	.70	.12	1.17	2.76	(3.28)
Total from investment operations	.86	.29	1.32	2.97	(3.01)
Distributions from net investment income	(.16)	(.17)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.25)	(.32) G	(.27)	(.29) F	(.58)
Net asset value, end of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Total Return A, B	7.33%	2.63%	12.27%	36.51%	(26.36)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	1.33%	1.48%	1.38%	2.04%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,980	$ 552,770	$ 536,999	$ 478,025	$ 339,203
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.13	.14	.13	.18	.25
Net realized and unrealized gain (loss)	.69	.13	1.15	2.76	(3.28)
Total from investment operations	.82	.27	1.28	2.94	(3.03)
Distributions from net investment income	(.13)	(.14)	(.13)	(.19)	(.25)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.22)	(.29) G	(.23)	(.27) F	(.55)
Net asset value, end of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Total Return A, B	6.98%	2.43%	11.95%	36.19%	(26.57)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income	1.08%	1.23%	1.13%	1.79%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,353	$ 132,044	$ 152,126	$ 204,059	$ 163,842
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Income from Investment Operations
Net investment income (loss) C	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.70	.13	1.15	2.76	(3.26)
Total from investment operations	.77	.21	1.22	2.89	(3.06)
Distributions from net investment income	(.06)	(.07)	(.07)	(.13)	(.19)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.15)	(.21) G	(.17)	(.22) F	(.49)
Net asset value, end of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Total Return A, B	6.51%	1.90%	11.37%	35.54%	(26.92)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	.58%	.73%	.63%	1.29%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,474	$ 9,154	$ 15,842	$ 22,468	$ 19,950
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Income from Investment Operations
Net investment income (loss) C	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.69	.13	1.14	2.74	(3.25)
Total from investment operations	.76	.21	1.21	2.87	(3.05)
Distributions from net investment income	(.07)	(.08)	(.08)	(.14)	(.19)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.16)	(.23)	(.18)	(.22) F	(.49)
Net asset value, end of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Total Return A, B	6.49%	1.90%	11.33%	35.45%	(26.88)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	.58%	.73%	.63%	1.29%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,562	$ 38,423	$ 44,764	$ 47,178	$ 37,524
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.19	.20	.18	.23	.30
Net realized and unrealized gain (loss)	.70	.13	1.17	2.78	(3.30)
Total from investment operations	.89	.33	1.35	3.01	(3.00)
Distributions from net investment income	(.19)	(.20)	(.20)	(.23)	(.30)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.28)	(.35) G	(.30)	(.32) F	(.60)
Net asset value, end of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Total Return A	7.56%	2.97%	12.50%	36.80%	(26.16)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%	1.73%	1.63%	2.29%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,152	$ 156,459	$ 115,490	$ 75,569	$ 41,737
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.4	5.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	2.3	4.5
Fidelity Advisor Large Cap Fund Institutional Class	2.3	4.2
Fidelity Advisor Series Equity-Income Fund	3.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.7	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.2	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.5
Fidelity Series 100 Index Fund	0.7	3.0
Fidelity Series All-Sector Equity Fund	5.7	6.5
Fidelity Series Large Cap Value Fund	3.2	6.1
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.1	1.6
	32.0	31.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.7	4.7
	10.5	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.6
	7.0	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund (a)	12,083,746	$ 105,007,756
Domestic Equity Funds - 32.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,194,883	84,657,466
Fidelity Advisor Growth & Income Fund Institutional Class	2,031,381	44,873,207
Fidelity Advisor Large Cap Fund Institutional Class	1,904,672	45,274,051
Fidelity Advisor Series Equity-Income Fund	5,518,080	61,416,234
Fidelity Advisor Series Mega Cap Fund	1,239,188	13,693,032
Fidelity Advisor Series Opportunistic Insights Fund	3,937,975	43,357,108
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,511,022	61,668,338
Fidelity Advisor Small Cap Fund Institutional Class	1,287,853	34,707,632
Fidelity Series 100 Index Fund	1,348,681	13,918,390
Fidelity Series All-Sector Equity Fund	8,743,322	112,351,689
Fidelity Series Large Cap Value Fund	5,441,171	63,335,231
Fidelity Series Real Estate Equity Fund	725,471	9,445,628
Fidelity Series Small Cap Opportunities Fund	3,276,025	40,393,393
TOTAL DOMESTIC EQUITY FUNDS		629,091,399
TOTAL DOMESTIC EQUITY FUNDS (Cost $651,533,536)		734,099,155
International Equity Funds - 13.4%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	7,457,944	94,342,991
Fidelity Series International Small Cap Fund	1,404,121	19,264,544
Fidelity Series International Value Fund	9,543,567	93,717,826
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		207,325,361
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	3,392,835	56,762,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $231,741,283)		264,087,486
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,121,803	$ 12,205,213
Fidelity Series Floating Rate High Income Fund	2,019,348	21,465,667
Fidelity Series High Income Fund	8,788,566	92,367,830
Fidelity Series Real Estate Income Fund	951,107	11,099,419
TOTAL HIGH YIELD BOND FUNDS		137,138,129
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	17,122,504	195,025,325
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	38,472,731	443,590,585
TOTAL BOND FUNDS (Cost $742,298,756)		775,754,039
Short-Term Funds - 9.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,238,724	86,474,459
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	105,198,514
TOTAL SHORT-TERM FUNDS (Cost $190,161,244)		191,672,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,815,734,819)		1,965,613,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		(441,328)
NET ASSETS - 100%		$ 1,965,172,325
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,815,734,819) - See accompanying schedule		$ 1,965,613,653
Receivable for investments sold		2,881,426
Receivable for fund shares sold		1,563,337
Receivable from affiliate for expense reductions		699
Total assets		1,970,059,115

Liabilities
Payable for investments purchased	$ 94
Payable for fund shares redeemed	4,472,776
Distribution and service plan fees payable	413,920
Total liabilities		4,886,790

Net Assets		$ 1,965,172,325
Net Assets consist of:
Paid in capital		$ 1,783,857,912
Undistributed net investment income		2,834,039
Accumulated undistributed net realized gain (loss) on investments		28,601,540
Net unrealized appreciation (depreciation) on investments		149,878,834
Net Assets		$ 1,965,172,325

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,181,020,177 ÷ 94,681,848 shares)		$ 12.47

Maximum offering price per share (100/94.25 of $12.47)		$ 13.23
Class T: Net Asset Value and redemption price per share ($227,022,345 ÷ 18,225,924 shares)		$ 12.46

Maximum offering price per share (100/96.50 of $12.46)		$ 12.91
Class B: Net Asset Value and offering price per share ($17,411,344 ÷ 1,399,205 shares)A		$ 12.44

Class C: Net Asset Value and offering price per share ($72,114,883 ÷ 5,822,033 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($467,603,576 ÷ 37,232,745 shares)		$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 29,346,058

Expenses
Distribution and service plan fees	$ 4,772,548
Independent trustees' compensation	6,594
Total expenses before reductions	4,779,142
Expense reductions	(6,594)	4,772,548
Net investment income (loss)		24,573,510
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	52,407,457
Capital gain distributions from underlying funds	40,456,566
Total net realized gain (loss)		92,864,023
Change in net unrealized appreciation (depreciation) on underlying funds		17,904,608
Net gain (loss)		110,768,631
Net increase (decrease) in net assets resulting from operations		$ 135,342,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,573,510	$ 23,538,138
Net realized gain (loss)	92,864,023	42,817,853
Change in net unrealized appreciation (depreciation)	17,904,608	(18,849,124)
Net increase (decrease) in net assets resulting from operations	135,342,141	47,506,867
Distributions to shareholders from net investment income	(24,816,448)	(22,803,456)
Distributions to shareholders from net realized gain	(13,437,037)	(21,487,940)
Total distributions	(38,253,485)	(44,291,396)
Share transactions - net increase (decrease)	111,574,961	170,418,837
Total increase (decrease) in net assets	208,663,617	173,634,308

Net Assets
Beginning of period	1,756,508,708	1,582,874,400
End of period (including undistributed net investment income of $2,834,039 and undistributed net investment income of $3,076,975, respectively)	$ 1,965,172,325	$ 1,756,508,708

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.16	.17	.16	.20	.26
Net realized and unrealized gain (loss)	.71	.13	1.16	2.84	(3.47)
Total from investment operations	.87	.30	1.32	3.04	(3.21)
Distributions from net investment income	(.16)	(.17)	(.16)	(.20)	(.26)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.25)	(.32)	(.26)	(.28) G	(.59) F
Net asset value, end of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Total Return A,B	7.45%	2.71%	12.36%	37.95%	(28.01)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.50%	1.42%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Income from Investment Operations
Net investment income (loss) C	.13	.14	.13	.18	.24
Net realized and unrealized gain (loss)	.72	.13	1.16	2.82	(3.46)
Total from investment operations	.85	.27	1.29	3.00	(3.22)
Distributions from net investment income	(.13)	(.14)	(.13)	(.17)	(.23)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.22)	(.29)	(.23)	(.25) G	(.56) F
Net asset value, end of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Total Return A,B	7.28%	2.44%	12.09%	37.53%	(28.13)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	1.25%	1.17%	1.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,022	$ 213,366	$ 236,106	$ 225,384	$ 162,439
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.71	.13	1.16	2.82	(3.44)
Total from investment operations	.78	.22	1.23	2.95	(3.25)
Distributions from net investment income	(.06)	(.07)	(.07)	(.12)	(.17)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.15)	(.23) H	(.17)	(.21) G	(.50) F
Net asset value, end of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Total Return A,B	6.65%	1.95%	11.51%	36.85%	(28.47)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,411	$ 23,552	$ 32,762	$ 35,932	$ 27,727
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.71	.13	1.15	2.82	(3.45)
Total from investment operations	.78	.22	1.22	2.95	(3.26)
Distributions from net investment income	(.07)	(.09)	(.07)	(.13)	(.18)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.16)	(.24)	(.17)	(.21) G	(.50) F
Net asset value, end of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Total Return A,B	6.70%	1.98%	11.49%	36.97%	(28.53)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,115	$ 70,220	$ 70,396	$ 64,801	$ 46,942
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Income from Investment Operations
Net investment income (loss) B	.19	.20	.19	.23	.29
Net realized and unrealized gain (loss)	.72	.14	1.17	2.85	(3.50)
Total from investment operations	.91	.34	1.36	3.08	(3.21)
Distributions from net investment income	(.19)	(.19)	(.19)	(.22)	(.29)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.28)	(.35) H	(.29)	(.30) G	(.61) F
Net asset value, end of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Total Return A	7.74%	3.01%	12.67%	38.30%	(27.85)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.61%	1.75%	1.67%	2.27%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,604	$ 348,068	$ 238,655	$ 137,487	$ 77,998
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.9	6.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	2.5	5.1
Fidelity Advisor Large Cap Fund Institutional Class	2.5	4.7
Fidelity Advisor Series Equity-Income Fund	3.4	0.0
Fidelity Advisor Series Mega Cap Fund	0.8	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.7
Fidelity Series 100 Index Fund	0.8	3.4
Fidelity Series All-Sector Equity Fund	6.3	7.3
Fidelity Series Large Cap Value Fund	3.6	6.9
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	1.8
	35.0	35.6
Developed International Equity Funds
Fidelity Series International Growth Fund	5.2	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.2	5.3
	11.5	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	5.4	5.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	7.8	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.7	21.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.0	2.6
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.1
	6.7	5.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.7%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	24.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund (a)	22,205,638	$ 192,966,991
Domestic Equity Funds - 35.0%
Fidelity Advisor Equity Growth Fund Institutional Class	2,180,536	154,490,981
Fidelity Advisor Growth & Income Fund Institutional Class	3,723,526	82,252,688
Fidelity Advisor Large Cap Fund Institutional Class	3,487,502	82,897,919
Fidelity Advisor Series Equity-Income Fund	10,072,087	112,102,324
Fidelity Advisor Series Mega Cap Fund	2,267,571	25,056,657
Fidelity Advisor Series Opportunistic Insights Fund	7,185,655	79,114,060
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,052,969	112,492,720
Fidelity Advisor Small Cap Fund Institutional Class	2,345,768	63,218,442
Fidelity Series 100 Index Fund	2,472,874	25,520,060
Fidelity Series All-Sector Equity Fund	16,039,281	206,104,762
Fidelity Series Large Cap Value Fund	10,075,488	117,278,679
Fidelity Series Real Estate Equity Fund	1,349,681	17,572,853
Fidelity Series Small Cap Opportunities Fund	5,966,912	73,572,021
TOTAL DOMESTIC EQUITY FUNDS		1,151,674,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,203,914,650)		1,344,641,157
International Equity Funds - 14.7%

Developed International Equity Funds - 11.5%
Fidelity Series International Growth Fund	13,634,875	172,481,169
Fidelity Series International Small Cap Fund	2,557,871	35,093,991
Fidelity Series International Value Fund	17,401,242	170,880,200
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		378,455,360
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	6,226,379	104,167,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $426,783,330)		482,622,674
Bond Funds - 37.7%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	2,235,611	$ 24,323,444
Fidelity Series Floating Rate High Income Fund	3,331,878	35,417,859
Fidelity Series High Income Fund	16,774,387	176,298,804
Fidelity Series Real Estate Income Fund	1,650,206	19,257,908
TOTAL HIGH YIELD BOND FUNDS		255,298,015
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	23,738,799	270,384,921
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund	61,935,384	714,114,976
TOTAL BOND FUNDS (Cost $1,202,133,103)		1,239,797,912
Short-Term Funds - 6.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	10,659,110	99,769,271
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	121,613,151
TOTAL SHORT-TERM FUNDS (Cost $220,217,039)		221,382,422
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,053,048,122)		3,288,444,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		(662,527)
NET ASSETS - 100%		$ 3,287,781,638
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $3,053,048,122) - See accompanying schedule		$ 3,288,444,165
Receivable for investments sold		2,986,085
Receivable for fund shares sold		3,237,827
Receivable from affiliate for expense reductions		1,966
Total assets		3,294,670,043

Liabilities
Payable for investments purchased	$ 174,600
Payable for fund shares redeemed	6,019,111
Distribution and service plan fees payable	694,694
Total liabilities		6,888,405

Net Assets		$ 3,287,781,638
Net Assets consist of:
Paid in capital		$ 2,989,884,201
Undistributed net investment income		4,825,219
Accumulated undistributed net realized gain (loss) on investments		57,676,175
Net unrealized appreciation (depreciation) on investments		235,396,043
Net Assets		$ 3,287,781,638

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,944,690,613 ÷ 148,981,246 shares)		$ 13.05

Maximum offering price per share (100/94.25 of $13.05)		$ 13.85
Class T: Net Asset Value and redemption price per share ($430,153,411 ÷ 32,957,754 shares)		$ 13.05

Maximum offering price per share (100/96.50 of $13.05)		$ 13.52
Class B: Net Asset Value and offering price per share ($33,074,388 ÷ 2,536,879 shares)A		$ 13.04

Class C: Net Asset Value and offering price per share ($102,575,578 ÷ 7,905,794 shares)A		$ 12.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($777,287,648 ÷ 59,167,648 shares)		$ 13.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 50,395,124

Expenses
Distribution and service plan fees	$ 7,854,830
Independent trustees' compensation	10,736
Total expenses before reductions	7,865,566
Expense reductions	(10,736)	7,854,830
Net investment income (loss)		42,540,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,112,685
Capital gain distributions from underlying funds	67,046,834
Total net realized gain (loss)		163,159,519
Change in net unrealized appreciation (depreciation) on underlying funds		31,602,843
Net gain (loss)		194,762,362
Net increase (decrease) in net assets resulting from operations		$ 237,302,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,540,294	$ 38,367,434
Net realized gain (loss)	163,159,519	115,708,832
Change in net unrealized appreciation (depreciation)	31,602,843	(89,788,111)
Net increase (decrease) in net assets resulting from operations	237,302,656	64,288,155
Distributions to shareholders from net investment income	(42,626,632)	(36,847,353)
Distributions to shareholders from net realized gain	(20,099,722)	(37,208,864)
Total distributions	(62,726,354)	(74,056,217)
Share transactions - net increase (decrease)	290,138,617	322,693,501
Total increase (decrease) in net assets	464,714,919	312,925,439

Net Assets
Beginning of period	2,823,066,719	2,510,141,280
End of period (including undistributed net investment income of $4,825,219 and undistributed net investment income of $4,911,557, respectively)	$ 3,287,781,638	$ 2,823,066,719

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Income from Investment Operations
Net investment income (loss) C	.18	.19	.16	.20	.25
Net realized and unrealized gain (loss)	.78	.06	1.36	3.32	(4.33)
Total from investment operations	.96	.25	1.52	3.52	(4.08)
Distributions from net investment income	(.18)	(.18)	(.17)	(.19)	(.25)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.26)	(.35) G	(.28)	(.28) F	(.68)
Net asset value, end of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Total Return A,B	7.91%	2.23%	13.73%	44.32%	(33.34)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44%	1.55%	1.43%	1.92%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.15	.16	.13	.17	.23
Net realized and unrealized gain (loss)	.79	.05	1.37	3.32	(4.34)
Total from investment operations	.94	.21	1.50	3.49	(4.11)
Distributions from net investment income	(.15)	(.15)	(.13)	(.16)	(.22)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.23)	(.32) H	(.25) G	(.25) F	(.65)
Net asset value, end of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Total Return A,B	7.72%	1.86%	13.50%	44.02%	(33.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19%	1.30%	1.18%	1.67%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,153	$ 386,416	$ 424,707	$ 488,097	$ 343,919
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Income from Investment Operations
Net investment income (loss) C	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.79	.06	1.35	3.31	(4.31)
Total from investment operations	.88	.16	1.43	3.43	(4.13)
Distributions from net investment income	(.08)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.16)	(.25)	(.19)	(.20) F	(.59)
Net asset value, end of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Total Return A,B	7.19%	1.39%	12.87%	43.34%	(33.87)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,074	$ 43,138	$ 61,856	$ 71,888	$ 52,871
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Income from Investment Operations
Net investment income (loss) C	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.78	.06	1.34	3.31	(4.31)
Total from investment operations	.87	.16	1.42	3.43	(4.13)
Distributions from net investment income	(.08)	(.09)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.17) G	(.26)	(.19)	(.21) F	(.59)
Net asset value, end of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Total Return A,B	7.13%	1.43%	12.89%	43.38%	(33.90)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,576	$ 97,550	$ 101,019	$ 93,237	$ 62,702
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.21	.22	.19	.22	.28
Net realized and unrealized gain (loss)	.80	.05	1.38	3.34	(4.35)
Total from investment operations	1.01	.27	1.57	3.56	(4.07)
Distributions from net investment income	(.21)	(.21)	(.20)	(.21)	(.28)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.29)	(.38) G	(.31)	(.30) F	(.71)
Net asset value, end of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Total Return A	8.28%	2.39%	14.09%	44.65%	(33.16)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69%	1.80%	1.68%	2.17%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 777,288	$ 555,462	$ 365,157	$ 214,905	$ 105,660
Portfolio turnover rate	21%	18%	39%	26%	31%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.2	7.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.8	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.1	6.1
Fidelity Advisor Large Cap Fund Institutional Class	3.1	5.6
Fidelity Advisor Series Equity-Income Fund	4.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.9	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.0
Fidelity Series 100 Index Fund	0.9	4.1
Fidelity Series All-Sector Equity Fund	7.6	8.7
Fidelity Series Large Cap Value Fund	4.3	8.2
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.8	2.1
	42.6	42.5
Developed International Equity Funds
Fidelity Series International Growth Fund	6.4	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.3	6.4
	14.0	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.8	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.9	0.8
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.6	0.4
	9.1	8.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.4	5.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.2	17.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.3
	0.7	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.5%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	19.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund (a)	24,163,564	$ 209,981,372
Domestic Equity Funds - 42.6%
Fidelity Advisor Equity Growth Fund Institutional Class	2,374,348	168,222,574
Fidelity Advisor Growth & Income Fund Institutional Class	4,043,660	89,324,444
Fidelity Advisor Large Cap Fund Institutional Class	3,792,063	90,137,343
Fidelity Advisor Series Equity-Income Fund	10,664,785	118,699,060
Fidelity Advisor Series Mega Cap Fund	2,378,662	26,284,215
Fidelity Advisor Series Opportunistic Insights Fund	7,619,323	83,888,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,684,739	119,562,234
Fidelity Advisor Small Cap Fund Institutional Class	2,557,499	68,924,591
Fidelity Series 100 Index Fund	2,693,240	27,794,239
Fidelity Series All-Sector Equity Fund	17,363,755	223,124,251
Fidelity Series Large Cap Value Fund	10,854,743	126,349,210
Fidelity Series Real Estate Equity Fund	1,431,424	18,637,135
Fidelity Series Small Cap Opportunities Fund	6,515,802	80,339,838
TOTAL DOMESTIC EQUITY FUNDS		1,241,287,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,314,003,581)		1,451,269,248
International Equity Funds - 17.8%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	14,614,189	184,869,495
Fidelity Series International Small Cap Fund	2,746,864	37,686,968
Fidelity Series International Value Fund	18,690,184	183,537,602
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		406,094,065
Emerging Markets Equity Funds - 3.8%
Fidelity Series Emerging Markets Fund	6,666,796	111,535,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $459,184,814)		517,629,566
Bond Funds - 31.7%
	Shares	Value
High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	1,957,971	$ 21,302,722
Fidelity Series Floating Rate High Income Fund	2,511,371	26,695,868
Fidelity Series High Income Fund	19,231,692	202,125,088
Fidelity Series Real Estate Income Fund	1,345,736	15,704,734
TOTAL HIGH YIELD BOND FUNDS		265,828,412
Inflation-Protected Bond Funds - 5.4%
Fidelity Series Inflation-Protected Bond Index Fund	13,823,933	157,454,593
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	43,482,970	501,358,646
TOTAL BOND FUNDS (Cost $897,130,036)		924,641,651
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,032,440	9,663,635
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	11,776,143
TOTAL SHORT-TERM FUNDS (Cost $21,396,651)		21,439,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,691,715,082)		2,914,980,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(585,274)
NET ASSETS - 100%		$ 2,914,394,969
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,691,715,082) - See accompanying schedule		$ 2,914,980,243
Cash		8
Receivable for investments sold		602,292
Receivable for fund shares sold		3,226,919
Receivable from affiliate for expense reductions		2,705
Total assets		2,918,812,167

Liabilities
Payable for investments purchased	$ 11,846
Payable for fund shares redeemed	3,816,883
Distribution and service plan fees payable	588,469
Total liabilities		4,417,198

Net Assets		$ 2,914,394,969
Net Assets consist of:
Paid in capital		$ 2,606,476,849
Undistributed net investment income		4,044,954
Accumulated undistributed net realized gain (loss) on investments		80,608,005
Net unrealized appreciation (depreciation) on investments		223,265,161
Net Assets		$ 2,914,394,969

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,806,027,959 ÷ 142,014,836 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($324,351,528 ÷ 25,456,167 shares)		$ 12.74

Maximum offering price per share (100/96.50 of $12.74)		$ 13.20
Class B: Net Asset Value and offering price per share ($23,060,838 ÷ 1,821,972 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($74,414,909 ÷ 5,907,893 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($686,539,735 ÷ 53,611,508 shares)		$ 12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 45,634,334

Expenses
Distribution and service plan fees	$ 6,390,546
Independent trustees' compensation	9,151
Total expenses before reductions	6,399,697
Expense reductions	(9,151)	6,390,546
Net investment income (loss)		39,243,788
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,435,116
Capital gain distributions from underlying funds	58,750,408
Total net realized gain (loss)		155,185,524
Change in net unrealized appreciation (depreciation) on underlying funds		39,571,192
Net gain (loss)		194,756,716
Net increase (decrease) in net assets resulting from operations		$ 234,000,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,243,788	$ 31,259,419
Net realized gain (loss)	155,185,524	69,317,481
Change in net unrealized appreciation (depreciation)	39,571,192	(49,933,046)
Net increase (decrease) in net assets resulting from operations	234,000,504	50,643,854
Distributions to shareholders from net investment income	(38,848,941)	(29,784,172)
Distributions to shareholders from net realized gain	(14,347,444)	(32,097,999)
Total distributions	(53,196,385)	(61,882,171)
Share transactions - net increase (decrease)	370,631,756	440,882,254
Total increase (decrease) in net assets	551,435,875	429,643,937

Net Assets
Beginning of period	2,362,959,094	1,933,315,157
End of period (including undistributed net investment income of $4,044,954 and undistributed net investment income of $3,650,108, respectively)	$ 2,914,394,969	$ 2,362,959,094

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.18	.18	.16	.18	.23
Net realized and unrealized gain (loss)	.88	(.01) E	1.43	3.32	(4.36)
Total from investment operations	1.06	.17	1.59	3.50	(4.13)
Distributions from net investment income	(.18)	(.17)	(.16)	(.17)	(.22)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.25)	(.35)	(.26) H	(.25) G	(.62)
Net asset value, end of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Total Return A, B	9.00%	1.61%	14.97%	46.86%	(34.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.56%	1.42%	1.82%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.15	.15	.13	.15	.21
Net realized and unrealized gain (loss)	.88	(.01) E	1.43	3.34	(4.37)
Total from investment operations	1.03	.14	1.56	3.49	(4.16)
Distributions from net investment income	(.15)	(.14)	(.13)	(.15)	(.20)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.22)	(.32)	(.23) H	(.23) G	(.60)
Net asset value, end of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Total Return A, B	8.74%	1.33%	14.67%	46.60%	(35.20)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	1.31%	1.17%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,352	$ 257,594	$ 258,166	$ 230,003	$ 139,330
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.88	(.01) E	1.42	3.32	(4.32)
Total from investment operations	.97	.08	1.49	3.42	(4.16)
Distributions from net investment income	(.08)	(.08)	(.07)	(.10)	(.14)
Distributions from net realized gain	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.15)	(.25)	(.18)	(.19) G	(.54)
Net asset value, end of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Total Return A, B	8.26%	.82%	14.02%	45.83%	(35.45)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,061	$ 29,202	$ 38,946	$ 38,816	$ 27,207
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Income from Investment Operations
Net investment income (loss) C	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.87	(.01) E	1.41	3.31	(4.32)
Total from investment operations	.96	.08	1.48	3.41	(4.16)
Distributions from net investment income	(.10)	(.09)	(.08)	(.11)	(.14)
Distributions from net realized gain	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.16) I	(.26)	(.18) H	(.19) G	(.54)
Net asset value, end of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Total Return A, B	8.23%	.86%	14.01%	45.83%	(35.44)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,415	$ 66,126	$ 61,640	$ 52,756	$ 31,735
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Income from Investment Operations
Net investment income (loss) B	.22	.21	.19	.20	.26
Net realized and unrealized gain (loss)	.88	(.02) E	1.44	3.35	(4.39)
Total from investment operations	1.10	.19	1.63	3.55	(4.13)
Distributions from net investment income	(.21)	(.20)	(.18)	(.19)	(.25)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.28)	(.37) G	(.29)	(.27) H	(.65)
Net asset value, end of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Total Return A	9.29%	1.84%	15.23%	47.31%	(34.83)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.81%	1.67%	2.07%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,540	$ 470,704	$ 284,309	$ 140,948	$ 69,731
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.6	7.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	6.4
Fidelity Advisor Large Cap Fund Institutional Class	3.3	5.9
Fidelity Advisor Series Equity-Income Fund	4.3	0.0
Fidelity Advisor Series Mega Cap Fund	0.9	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.3	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.1
Fidelity Series 100 Index Fund	1.0	4.3
Fidelity Series All-Sector Equity Fund	8.1	9.1
Fidelity Series Large Cap Value Fund	4.5	8.6
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.9	2.2
	44.8	44.5
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.4
Fidelity Series International Value Fund	6.6	6.7
	14.7	14.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	7.0	7.0
Fidelity Series Real Estate Income Fund	0.5	0.4
	9.0	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.5	2.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	44.8%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	2.2%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund (a)	25,664,537	$ 223,024,825
Domestic Equity Funds - 44.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2,536,195	179,689,389
Fidelity Advisor Growth & Income Fund Institutional Class	4,310,312	95,214,795
Fidelity Advisor Large Cap Fund Institutional Class	4,044,418	96,135,812
Fidelity Advisor Series Equity-Income Fund	11,377,808	126,635,001
Fidelity Advisor Series Mega Cap Fund	2,537,842	28,043,155
Fidelity Advisor Series Opportunistic Insights Fund	8,127,300	89,481,574
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,398,278	127,546,729
Fidelity Advisor Small Cap Fund Institutional Class	2,738,474	73,801,869
Fidelity Series 100 Index Fund	2,861,118	29,526,733
Fidelity Series All-Sector Equity Fund	18,519,121	237,970,708
Fidelity Series Large Cap Value Fund	11,531,744	134,229,504
Fidelity Series Real Estate Equity Fund	1,524,480	19,848,733
Fidelity Series Small Cap Opportunities Fund	6,964,137	85,867,813
TOTAL DOMESTIC EQUITY FUNDS		1,323,991,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,403,720,626)		1,547,016,640
International Equity Funds - 18.7%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund	15,588,426	197,193,583
Fidelity Series International Small Cap Fund	2,926,867	40,156,611
Fidelity Series International Value Fund	19,915,996	195,575,080
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		432,925,274

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	7,118,422	$ 119,091,201
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $490,833,118)		552,016,475
Bond Funds - 28.9%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	1,982,274	21,567,139
Fidelity Series Floating Rate High Income Fund	2,338,389	24,857,076
Fidelity Series High Income Fund	19,636,999	206,384,861
Fidelity Series Real Estate Income Fund	1,230,314	14,357,770
TOTAL HIGH YIELD BOND FUNDS		267,166,846
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund	6,591,072	75,072,305
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	44,516,226	513,272,085
TOTAL BOND FUNDS (Cost $838,683,219)		855,511,236
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,733,236,963)		2,954,544,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(603,837)
NET ASSETS - 100%		$ 2,953,940,514
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,733,236,963) - See accompanying schedule		$ 2,954,544,351
Cash		16,515
Receivable for investments sold		961,656
Receivable for fund shares sold		3,376,401
Receivable from affiliate for expense reductions		2,543
Total assets		2,958,901,466

Liabilities
Payable for investments purchased	$ 10,256
Payable for fund shares redeemed	4,344,383
Distribution and service plan fees payable	606,313
Total liabilities		4,960,952

Net Assets		$ 2,953,940,514
Net Assets consist of:
Paid in capital		$ 2,659,119,760
Undistributed net investment income		4,097,771
Accumulated undistributed net realized gain (loss) on investments		69,415,595
Net unrealized appreciation (depreciation) on investments		221,307,388
Net Assets		$ 2,953,940,514

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,747,548,664 ÷ 130,802,907 shares)		$ 13.36

Maximum offering price per share (100/94.25 of $13.36)		$ 14.18
Class T: Net Asset Value and redemption price per share ($387,101,717 ÷ 29,058,407 shares)		$ 13.32

Maximum offering price per share (100/96.50 of $13.32)		$ 13.80
Class B: Net Asset Value and offering price per share ($27,191,043 ÷ 2,045,740 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($75,384,278 ÷ 5,697,106 shares)A		$ 13.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,714,812 ÷ 53,391,541 shares)		$ 13.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 47,876,470

Expenses
Distribution and service plan fees	$ 6,661,679
Independent trustees' compensation	9,385
Total expenses before reductions	6,671,064
Expense reductions	(9,385)	6,661,679
Net investment income (loss)		41,214,791
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	106,179,779
Capital gain distributions from underlying funds	59,827,457
Total net realized gain (loss)		166,007,236
Change in net unrealized appreciation (depreciation) on underlying funds		37,190,757
Net gain (loss)		203,197,993
Net increase (decrease) in net assets resulting from operations		$ 244,412,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,214,791	$ 33,350,591
Net realized gain (loss)	166,007,236	105,028,851
Change in net unrealized appreciation (depreciation)	37,190,757	(97,033,979)
Net increase (decrease) in net assets resulting from operations	244,412,784	41,345,463
Distributions to shareholders from net investment income	(40,765,226)	(31,808,537)
Distributions to shareholders from net realized gain	(13,074,704)	(34,249,192)
Total distributions	(53,839,930)	(66,057,729)
Share transactions - net increase (decrease)	314,631,239	347,268,422
Total increase (decrease) in net assets	505,204,093	322,556,156

Net Assets
Beginning of period	2,448,736,421	2,126,180,265
End of period (including undistributed net investment income of $4,097,771 and undistributed net investment income of $3,648,204, respectively)	$ 2,953,940,514	$ 2,448,736,421

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.20	.19	.16	.16	.21
Net realized and unrealized gain (loss)	.94	(.06) E	1.54	3.68	(5.10)
Total from investment operations	1.14	.13	1.70	3.84	(4.89)
Distributions from net investment income	(.20)	(.18)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.26)	(.37)	(.27)	(.24) G	(.71)
Net asset value, end of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Total Return A, B	9.25%	1.25%	15.27%	50.17%	(38.49)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%	1.57%	1.38%	1.61%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Income from Investment Operations
Net investment income (loss) C	.17	.16	.13	.14	.19
Net realized and unrealized gain (loss)	.94	(.06) E	1.54	3.66	(5.09)
Total from investment operations	1.11	.10	1.67	3.80	(4.90)
Distributions from net investment income	(.17)	(.15)	(.13)	(.13)	(.18)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.23)	(.34)	(.24)	(.22) G	(.68)
Net asset value, end of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Total Return A, B	9.02%	.98%	14.98%	49.72%	(38.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.33%	1.32%	1.12%	1.36%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,102	$ 335,407	$ 348,443	$ 382,092	$ 236,333
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Income from Investment Operations
Net investment income (loss) C	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.94	(.06) E	1.53	3.65	(5.06)
Total from investment operations	1.04	.04	1.60	3.74	(4.92)
Distributions from net investment income	(.10)	(.08)	(.07)	(.08)	(.11)
Distributions from net realized gain	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.16)	(.26)	(.18)	(.17) G	(.61)
Net asset value, end of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Total Return A, B	8.44%	.52%	14.38%	49.07%	(38.94)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.82%	.62%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,191	$ 34,324	$ 47,275	$ 51,360	$ 35,701
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Income from Investment Operations
Net investment income (loss) C	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.93	(.05) E	1.53	3.65	(5.06)
Total from investment operations	1.03	.05	1.60	3.74	(4.92)
Distributions from net investment income	(.11)	(.09)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.17)	(.28) H	(.19)	(.18) G	(.62)
Net asset value, end of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Total Return A, B	8.39%	.55%	14.38%	49.06%	(38.96)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.82%	.63%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,384	$ 66,418	$ 68,349	$ 63,700	$ 40,294
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Income from Investment Operations
Net investment income (loss) B	.23	.22	.19	.19	.23
Net realized and unrealized gain (loss)	.94	(.05) E	1.55	3.69	(5.11)
Total from investment operations	1.17	.17	1.74	3.88	(4.88)
Distributions from net investment income	(.23)	(.21)	(.19)	(.17)	(.24)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.29)	(.40)	(.30)	(.27) G	(.74)
Net asset value, end of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Total Return A	9.47%	1.57%	15.56%	50.42%	(38.31)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.83%	1.82%	1.62%	1.86%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,715	$ 505,761	$ 321,529	$ 178,232	$ 82,534
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.7	7.3
Fidelity Advisor Large Cap Fund Institutional Class	3.8	6.8
Fidelity Advisor Series Equity-Income Fund	4.9	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.9	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.4
Fidelity Series 100 Index Fund	1.1	4.9
Fidelity Series All-Sector Equity Fund	9.3	10.5
Fidelity Series Large Cap Value Fund	5.3	9.9
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.3	2.5
	51.5	51.1
Developed International Equity Funds
Fidelity Series International Growth Fund	7.6	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.6	7.7
	16.8	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.6	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.4
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.4	0.2
	8.8	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.6	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	12.2%
Inflation-Protected Bond Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)	20,983,863	$ 182,349,768
Domestic Equity Funds - 51.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,061,223	146,037,675
Fidelity Advisor Growth & Income Fund Institutional Class	3,510,032	77,536,597
Fidelity Advisor Large Cap Fund Institutional Class	3,294,173	78,302,498
Fidelity Advisor Series Equity-Income Fund	9,097,363	101,253,648
Fidelity Advisor Series Mega Cap Fund	2,029,273	22,423,472
Fidelity Advisor Series Opportunistic Insights Fund	6,500,234	71,567,575
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,114,294	101,988,948
Fidelity Advisor Small Cap Fund Institutional Class	2,226,569	60,006,024
Fidelity Series 100 Index Fund	2,335,338	24,100,686
Fidelity Series All-Sector Equity Fund	15,053,128	193,432,696
Fidelity Series Large Cap Value Fund	9,424,558	109,701,861
Fidelity Series Real Estate Equity Fund	1,236,445	16,098,520
Fidelity Series Small Cap Opportunities Fund	5,662,580	69,819,611
TOTAL DOMESTIC EQUITY FUNDS		1,072,269,811
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,146,773,607)		1,254,619,579
International Equity Funds - 21.4%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	12,589,365	159,255,463
Fidelity Series International Small Cap Fund	2,357,445	32,344,142
Fidelity Series International Value Fund	16,053,146	157,641,894
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		349,241,499

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	5,764,576	$ 96,441,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $397,271,897)		445,682,861
Bond Funds - 18.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,384,314	15,061,340
Fidelity Series Floating Rate High Income Fund	1,488,336	15,821,013
Fidelity Series High Income Fund	13,674,466	143,718,637
Fidelity Series Real Estate Income Fund	789,397	9,212,263
TOTAL HIGH YIELD BOND FUNDS		183,813,253
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	17,359,957	200,160,305
TOTAL BOND FUNDS (Cost $373,778,668)		383,973,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,917,824,172)		2,084,275,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,977)
NET ASSETS - 100%		$ 2,083,878,021
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,917,824,172) - See accompanying schedule		$ 2,084,275,998
Cash		10
Receivable for investments sold		45,016
Receivable for fund shares sold		2,306,411
Receivable from affiliate for expense reductions		2,025
Total assets		2,086,629,460

Liabilities
Payable for investments purchased	$ 229,389
Payable for fund shares redeemed	2,122,074
Distribution and service plan fees payable	399,976
Total liabilities		2,751,439

Net Assets		$ 2,083,878,021
Net Assets consist of:
Paid in capital		$ 1,843,320,829
Undistributed net investment income		2,178,145
Accumulated undistributed net realized gain (loss) on investments		71,927,221
Net unrealized appreciation (depreciation) on investments		166,451,826
Net Assets		$ 2,083,878,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,258,796,597 ÷ 98,826,414 shares)		$ 12.74

Maximum offering price per share (100/94.25 of $12.74)		$ 13.52
Class T: Net Asset Value and redemption price per share ($216,700,905 ÷ 17,095,750 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($17,884,087 ÷ 1,420,457 shares)A		$ 12.59

Class C: Net Asset Value and offering price per share ($43,447,033 ÷ 3,459,011 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($547,049,399 ÷ 42,732,015 shares)		$ 12.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 32,037,128

Expenses
Distribution and service plan fees	$ 4,292,442
Independent trustees' compensation	6,390
Total expenses before reductions	4,298,832
Expense reductions	(6,390)	4,292,442
Net investment income		27,744,686
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	77,307,662
Capital gain distributions from underlying funds	38,999,365
Total net realized gain (loss)		116,307,027
Change in net unrealized appreciation (depreciation) on underlying funds		38,369,090
Net gain (loss)		154,676,117
Net increase (decrease) in net assets resulting from operations		$ 182,420,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,744,686	$ 19,358,537
Net realized gain (loss)	116,307,027	51,989,047
Change in net unrealized appreciation (depreciation)	38,369,090	(49,807,030)
Net increase (decrease) in net assets resulting from operations	182,420,803	21,540,554
Distributions to shareholders from net investment income	(27,167,238)	(18,511,496)
Distributions to shareholders from net realized gain	(5,583,432)	(23,728,615)
Total distributions	(32,750,670)	(42,240,111)
Share transactions - net increase (decrease)	289,056,044	306,672,323
Total increase (decrease) in net assets	438,726,177	285,972,766

Net Assets
Beginning of period	1,645,151,844	1,359,179,078
End of period (including undistributed net investment income of $2,178,145 and undistributed net investment income of $1,600,697, respectively)	$ 2,083,878,021	$ 1,645,151,844

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Income from Investment Operations
Net investment income (loss) C	.18	.16	.14	.14	.20
Net realized and unrealized gain (loss)	.97	(.13) E	1.56	3.55	(4.92)
Total from investment operations	1.15	.03	1.70	3.69	(4.72)
Distributions from net investment income	(.18)	(.15)	(.13)	(.14)	(.18)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.21) H	(.34)	(.24)	(.22)	(.63) G
Net asset value, end of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Total Return A, B	9.89%	.47%	16.13%	51.59%	(39.29)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.39%	1.26%	1.51%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Income from Investment Operations
Net investment income (loss) C	.15	.13	.11	.12	.17
Net realized and unrealized gain (loss)	.97	(.13) E	1.55	3.53	(4.89)
Total from investment operations	1.12	-	1.66	3.65	(4.72)
Distributions from net investment income	(.15)	(.12)	(.11)	(.12)	(.16)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.18) I	(.31)	(.21) H	(.20)	(.60) G
Net asset value, end of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Total Return A, B	9.69%	.19%	15.84%	51.17%	(39.42)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	1.14%	1.01%	1.26%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,701	$ 166,843	$ 169,442	$ 143,106	$ 81,463
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.09	.07	.05	.07	.13
Net realized and unrealized gain (loss)	.95	(.12) E	1.55	3.50	(4.86)
Total from investment operations	1.04	(.05)	1.60	3.57	(4.73)
Distributions from net investment income	(.09)	(.07)	(.06)	(.07)	(.10)
Distributions from net realized gain	(.04)	(.17)	(.10)	(.08)	(.45)
Total distributions	(.12) H	(.24)	(.16)	(.15)	(.55) G
Net asset value, end of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Total Return A, B	9.02%	(.23)%	15.28%	50.43%	(39.76)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.64%	.51%	.76%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,884	$ 22,013	$ 28,360	$ 27,408	$ 17,892
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Income from Investment Operations
Net investment income (loss) C	.09	.07	.06	.07	.12
Net realized and unrealized gain (loss)	.95	(.13) E	1.54	3.50	(4.85)
Total from investment operations	1.04	(.06)	1.60	3.57	(4.73)
Distributions from net investment income	(.10)	(.08)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.18)	(.10)	(.08)	(.45)
Total distributions	(.13) I	(.25) H	(.16)	(.16)	(.55) G
Net asset value, end of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Total Return A, B	9.04%	(.29)%	15.33%	50.28%	(39.70)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.64%	.51%	.76%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,447	$ 38,614	$ 36,389	$ 30,994	$ 17,821
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Income from Investment Operations
Net investment income (loss) B	.21	.19	.17	.17	.22
Net realized and unrealized gain (loss)	.97	(.14) E	1.57	3.55	(4.93)
Total from investment operations	1.18	.05	1.74	3.72	(4.71)
Distributions from net investment income	(.20)	(.17)	(.16)	(.16)	(.21)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.24)	(.36)	(.26) H	(.24)	(.65) G
Net asset value, end of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Total Return A	10.10%	.71%	16.51%	51.81%	(39.08)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.64%	1.51%	1.76%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 547,049	$ 360,580	$ 218,092	$ 97,629	$ 43,667
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.1	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.8	7.4
Fidelity Advisor Large Cap Fund Institutional Class	3.8	6.8
Fidelity Advisor Series Equity-Income Fund	5.0	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.4
Fidelity Series 100 Index Fund	1.2	5.0
Fidelity Series All-Sector Equity Fund	9.4	10.6
Fidelity Series Large Cap Value Fund	5.3	10.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	2.5
	52.3	51.6
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.8
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.7
	17.0	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.4
Fidelity Series High Income Fund	7.0	7.3
Fidelity Series Real Estate Income Fund	0.4	0.2
	8.8	8.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.3	8.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.9%
Domestic Equity Funds	52.3%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.7%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund (a)	20,726,811	$ 180,115,990
Domestic Equity Funds - 52.3%
Fidelity Advisor Equity Growth Fund Institutional Class	2,027,858	143,673,712
Fidelity Advisor Growth & Income Fund Institutional Class	3,439,345	75,975,139
Fidelity Advisor Large Cap Fund Institutional Class	3,231,495	76,812,641
Fidelity Advisor Series Equity-Income Fund	9,045,482	100,676,220
Fidelity Advisor Series Mega Cap Fund	2,017,634	22,294,860
Fidelity Advisor Series Opportunistic Insights Fund	6,463,092	71,158,645
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,061,912	101,402,797
Fidelity Advisor Small Cap Fund Institutional Class	2,192,656	59,092,069
Fidelity Series 100 Index Fund	2,282,948	23,560,024
Fidelity Series All-Sector Equity Fund	14,744,969	189,472,856
Fidelity Series Large Cap Value Fund	9,148,642	106,490,192
Fidelity Series Real Estate Equity Fund	1,200,424	15,629,519
Fidelity Series Small Cap Opportunities Fund	5,582,945	68,837,714
TOTAL DOMESTIC EQUITY FUNDS		1,055,076,388
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,145,191,225)		1,235,192,378
International Equity Funds - 21.7%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	12,375,205	156,546,342
Fidelity Series International Small Cap Fund	2,317,464	31,795,611
Fidelity Series International Value Fund	15,777,669	154,936,713
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		343,278,666

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	5,664,300	$ 94,763,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,167,780)		438,042,403
Bond Funds - 17.1%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,353,936	14,730,822
Fidelity Series Floating Rate High Income Fund	1,315,838	13,987,354
Fidelity Series High Income Fund	13,467,991	141,548,587
Fidelity Series Real Estate Income Fund	704,267	8,218,795
TOTAL HIGH YIELD BOND FUNDS		178,485,558
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund	14,488,210	167,049,065
TOTAL BOND FUNDS (Cost $337,466,745)		345,534,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,871,825,750)		2,018,769,404
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424,590)
NET ASSETS - 100%		$ 2,018,344,814
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,871,825,750) - See accompanying schedule		$ 2,018,769,404
Cash		7
Receivable for investments sold		421,484
Receivable for fund shares sold		3,223,688
Receivable from affiliate for expense reductions		1,671
Total assets		2,022,416,254

Liabilities
Payable for investments purchased	$ 584
Payable for fund shares redeemed	3,644,630
Distribution and service plan fees payable	426,226
Total liabilities		4,071,440

Net Assets		$ 2,018,344,814
Net Assets consist of:
Paid in capital		$ 1,800,153,501
Undistributed net investment income		1,945,539
Accumulated undistributed net realized gain (loss) on investments		69,302,120
Net unrealized appreciation (depreciation) on investments		146,943,654
Net Assets		$ 2,018,344,814

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,133,721,563 ÷ 83,309,638 shares)		$ 13.61

Maximum offering price per share (100/94.25 of $13.61)		$ 14.44
Class T: Net Asset Value and redemption price per share ($288,886,043 ÷ 21,278,515 shares)		$ 13.58

Maximum offering price per share (100/96.50 of $13.58)		$ 14.07
Class B: Net Asset Value and offering price per share ($24,480,984 ÷ 1,816,770 shares)A		$ 13.48

Class C: Net Asset Value and offering price per share ($62,893,114 ÷ 4,682,450 shares)A		$ 13.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($508,363,110 ÷ 37,181,451 shares)		$ 13.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 31,708,261

Expenses
Distribution and service plan fees	$ 4,715,294
Independent trustees' compensation	6,384
Total expenses before reductions	4,721,678
Expense reductions	(6,384)	4,715,294
Net investment income (loss)		26,992,967
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	52,417,035
Capital gain distributions from underlying funds	37,762,695
Total net realized gain (loss)		90,179,730
Change in net unrealized appreciation (depreciation) on underlying funds		62,667,913
Net gain (loss)		152,847,643
Net increase (decrease) in net assets resulting from operations		$ 179,840,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,992,967	$ 19,663,939
Net realized gain (loss)	90,179,730	18,013,632
Change in net unrealized appreciation (depreciation)	62,667,913	(22,180,489)
Net increase (decrease) in net assets resulting from operations	179,840,610	15,497,082
Distributions to shareholders from net investment income	(26,501,610)	(18,881,497)
Distributions to shareholders from net realized gain	(5,287,230)	(25,268,073)
Total distributions	(31,788,840)	(44,149,570)
Share transactions - net increase (decrease)	198,765,979	229,257,376
Total increase (decrease) in net assets	346,817,749	200,604,888

Net Assets
Beginning of period	1,671,527,065	1,470,922,177
End of period (including undistributed net investment income of $1,945,539 and undistributed net investment income of $1,454,182, respectively)	$ 2,018,344,814	$ 1,671,527,065

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Income from Investment Operations
Net investment income (loss) C	.19	.17	.15	.15	.21
Net realized and unrealized gain (loss)	1.05	(.15)	1.69	3.87	(5.44)
Total from investment operations	1.24	.02	1.84	4.02	(5.23)
Distributions from net investment income	(.19)	(.16)	(.15)	(.15)	(.20)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.23)	(.37)	(.26)	(.24)	(.75)F
Net asset value, end of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Total ReturnA,B	9.94%	.38%	16.38%	53.15%	(40.42)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.53%	1.38%	1.25%	1.52%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673	$ 342,357
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Income from Investment Operations
Net investment income (loss) C	.16	.14	.12	.13	.18
Net realized and unrealized gain (loss)	1.04	(.16)	1.68	3.86	(5.43)
Total from investment operations	1.20	(.02)	1.80	3.99	(5.25)
Distributions from net investment income	(.16)	(.13)	(.11)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.19) H	(.33) G	(.22)	(.22)	(.72) F
Net asset value, end of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Total Return A,B	9.69%	.12%	16.06%	52.83%	(40.61)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.28%	1.13%	1.00%	1.27%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,886	$ 262,944	$ 276,335	$ 300,594	$ 181,917
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	1.03	(.15)	1.66	3.83	(5.37)
Total from investment operations	1.13	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	(.09)	(.07)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.13)	(.27)	(.16)	(.17)	(.66) F
Net asset value, end of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Total Return A,B	9.14%	(.36)%	15.43%	52.08%	(40.85)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,481	$ 31,574	$ 41,935	$ 43,773	$ 29,479
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	1.02	(.15)	1.66	3.83	(5.37)
Total from investment operations	1.12	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	(.11)	(.08)	(.07)	(.08)	(.12)
Distributions from net realized gain	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.14) G	(.28)	(.17)	(.17)	(.67) F
Net asset value, end of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Total Return A,B	9.09%	(.35)%	15.39%	52.18%	(40.91)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,893	$ 56,910	$ 58,416	$ 53,334	$ 34,036
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.23	.20	.18	.18	.23
Net realized and unrealized gain (loss)	1.05	(.16)	1.69	3.88	(5.45)
Total from investment operations	1.28	.04	1.87	4.06	(5.22)
Distributions from net investment income	(.22)	(.19)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.26)	(.39) G	(.29)	(.26)	(.78) F
Net asset value, end of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Total Return A	10.24%	.61%	16.57%	53.53%	(40.24)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.78%	1.63%	1.50%	1.77%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 508,363	$ 352,751	$ 229,228	$ 126,440	$ 56,940
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	9.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	6.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	7.6
Fidelity Advisor Large Cap Fund Institutional Class	4.0	7.0
Fidelity Advisor Series Equity-Income Fund	4.9	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.5
Fidelity Series 100 Index Fund	1.2	5.1
Fidelity Series All-Sector Equity Fund	9.7	10.8
Fidelity Series Large Cap Value Fund	5.5	10.3
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	2.6
	53.5	52.9
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.9	8.0
	17.5	17.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.3	0.2
Fidelity Series High Income Fund	9.1	9.1
Fidelity Series Real Estate Income Fund	0.3	0.1
	10.4	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.5	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.6%
Investment Grade Bond Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund (a)	9,609,068	$ 83,502,801
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class	940,990	66,669,108
Fidelity Advisor Growth & Income Fund Institutional Class	1,606,216	35,481,306
Fidelity Advisor Large Cap Fund Institutional Class	1,508,004	35,845,261
Fidelity Advisor Series Equity-Income Fund	4,023,312	44,779,464
Fidelity Advisor Series Mega Cap Fund	897,890	9,921,685
Fidelity Advisor Series Opportunistic Insights Fund	2,875,266	31,656,678
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,030,535	45,101,687
Fidelity Advisor Small Cap Fund Institutional Class	1,017,999	27,435,072
Fidelity Series 100 Index Fund	1,075,497	11,099,125
Fidelity Series All-Sector Equity Fund	6,863,927	88,201,459
Fidelity Series Large Cap Value Fund	4,303,409	50,091,676
Fidelity Series Real Estate Equity Fund	563,433	7,335,896
Fidelity Series Small Cap Opportunities Fund	2,595,610	32,003,872
TOTAL DOMESTIC EQUITY FUNDS		485,622,289
TOTAL DOMESTIC EQUITY FUNDS (Cost $498,828,771)		569,125,090
International Equity Funds - 22.4%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund	5,718,366	72,337,325
Fidelity Series International Small Cap Fund	1,070,099	14,681,753
Fidelity Series International Value Fund	7,294,123	71,628,283
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		158,647,361

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	2,634,535	$ 44,075,777
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $181,195,488)		202,723,138
Bond Funds - 14.9%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	590,082	6,420,091
Fidelity Series Floating Rate High Income Fund	277,750	2,952,479
Fidelity Series High Income Fund	7,819,277	82,180,603
Fidelity Series Real Estate Income Fund	267,680	3,123,821
TOTAL HIGH YIELD BOND FUNDS		94,676,994
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund	3,543,465	40,856,148
TOTAL BOND FUNDS (Cost $130,703,009)		135,533,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $810,727,268)		907,381,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159,247)
NET ASSETS - 100%		$ 907,222,123
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $810,727,268) - See accompanying schedule		$ 907,381,370
Cash		4
Receivable for investments sold		11,323
Receivable for fund shares sold		1,706,632
Receivable from affiliate for expense reductions		1,123
Total assets		909,100,452

Liabilities
Payable for investments purchased	$ 744,234
Payable for fund shares redeemed	973,717
Distribution and service plan fees payable	160,378
Total liabilities		1,878,329

Net Assets		$ 907,222,123
Net Assets consist of:
Paid in capital		$ 792,973,363
Undistributed net investment income		966,423
Accumulated undistributed net realized gain (loss) on investments		16,628,235
Net unrealized appreciation (depreciation) on investments		96,654,102
Net Assets		$ 907,222,123

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($527,525,108 ÷ 50,445,707 shares)		$ 10.46

Maximum offering price per share (100/94.25 of $10.46)		$ 11.10
Class T: Net Asset Value and redemption price per share ($92,997,571 ÷ 8,929,060 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($3,651,362 ÷ 351,333 shares)A		$ 10.39

Class C: Net Asset Value and offering price per share ($13,415,230 ÷ 1,295,149 shares)A		$ 10.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($269,632,852 ÷ 25,674,477 shares)		$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 13,689,653

Expenses
Distribution and service plan fees	$ 1,642,770
Independent trustees' compensation	2,634
Total expenses before reductions	1,645,404
Expense reductions	(2,634)	1,642,770
Net investment income (loss)		12,046,883
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,758,118
Capital gain distributions from underlying funds	15,627,374
Total net realized gain (loss)		21,385,492
Change in net unrealized appreciation (depreciation) on underlying funds		48,075,115
Net gain (loss)		69,460,607
Net increase (decrease) in net assets resulting from operations		$ 81,507,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,046,883	$ 7,359,765
Net realized gain (loss)	21,385,492	20,295,934
Change in net unrealized appreciation (depreciation)	48,075,115	(17,147,846)
Net increase (decrease) in net assets resulting from operations	81,507,490	10,507,853
Distributions to shareholders from net investment income	(11,684,331)	(7,058,225)
Distributions to shareholders from net realized gain	(10,873,978)	(8,884,925)
Total distributions	(22,558,309)	(15,943,150)
Share transactions - net increase (decrease)	205,501,582	170,603,885
Total increase (decrease) in net assets	264,450,763	165,168,588

Net Assets
Beginning of period	642,771,360	477,602,772
End of period (including undistributed net investment income of $966,423 and undistributed net investment income of $603,871, respectively)	$ 907,222,123	$ 642,771,360

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.16	.13	.12	.12	.16
Net realized and unrealized gain (loss)	.81	(.14) E	1.33	3.02	(4.29)
Total from investment operations	.97	(.01)	1.45	3.14	(4.13)
Distributions from net investment income	(.15)	(.12)	(.11)	(.11)	(.14)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.30)	(.28)	(.19)	(.18)	(.40)
Net asset value, end of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Total Return A,B	10.21%	.12%	16.67%	53.81%	(40.93)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.41%	1.35%	1.53%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,525	$ 403,850	$ 320,731	$ 205,405	$ 81,985
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.10	.14
Net realized and unrealized gain (loss)	.82	(.15) E	1.32	3.02	(4.28)
Total from investment operations	.95	(.04)	1.42	3.12	(4.14)
Distributions from net investment income	(.12)	(.10)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.28) H	(.25) G	(.17)	(.17)	(.38)
Net asset value, end of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Total Return A,B	10.02%	(.15)%	16.36%	53.52%	(41.08)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	1.16%	1.10%	1.28%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,998	$ 62,438	$ 60,268	$ 43,326	$ 18,065
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.01	(4.27)
Total from investment operations	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	(.08)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.23)	(.20)	(.13)	(.13)	(.34)
Net asset value, end of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Total Return A,B	9.40%	(.62)%	15.71%	52.74%	(41.39)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,786	$ 4,612	$ 4,089	$ 2,231
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.01	(4.27)
Total from investment operations	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	(.09)	(.06)	(.06)	(.06)	(.08)
Distributions from net realized gain	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.24)	(.21)	(.13) G	(.13)	(.34)
Net asset value, end of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Total Return A,B	9.42%	(.62)%	15.80%	52.90%	(41.39)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,415	$ 9,926	$ 8,753	$ 6,199	$ 3,027
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.18	.16	.15	.14	.18
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.04	(4.30)
Total from investment operations	.99	.02	1.47	3.18	(4.12)
Distributions from net investment income	(.17)	(.14)	(.13)	(.13)	(.16)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.32)	(.30)	(.21)	(.20)	(.42)
Net asset value, end of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Total Return A	10.43%	.45%	16.86%	54.35%	(40.81)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.66%	1.60%	1.78%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,633	$ 162,772	$ 83,240	$ 32,842	$ 12,078
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	6.4
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	7.7
Fidelity Advisor Large Cap Fund Institutional Class	4.0	7.1
Fidelity Advisor Series Equity-Income Fund	5.1	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.6	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.6
Fidelity Series 100 Index Fund	1.2	5.2
Fidelity Series All-Sector Equity Fund	9.8	11.1
Fidelity Series Large Cap Value Fund	5.6	10.5
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.5	2.6
	54.2	54.0
Developed International Equity Funds
Fidelity Series International Growth Fund	8.1	8.2
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.0	8.2
	17.8	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.2	9.2
Fidelity Series Real Estate Income Fund	0.3	0.1
	10.3	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.5	3.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	54.2%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	54.0%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	3.1%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund (a)	7,141,032	$ 62,055,569
Domestic Equity Funds - 54.2%
Fidelity Advisor Equity Growth Fund Institutional Class	694,367	49,195,874
Fidelity Advisor Growth & Income Fund Institutional Class	1,187,233	26,225,977
Fidelity Advisor Large Cap Fund Institutional Class	1,114,205	26,484,651
Fidelity Advisor Series Equity-Income Fund	3,040,476	33,840,493
Fidelity Advisor Series Mega Cap Fund	678,605	7,498,583
Fidelity Advisor Series Opportunistic Insights Fund	2,173,001	23,924,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,045,702	34,081,404
Fidelity Advisor Small Cap Fund Institutional Class	750,716	20,231,800
Fidelity Series 100 Index Fund	794,846	8,202,815
Fidelity Series All-Sector Equity Fund	5,076,330	65,230,846
Fidelity Series Large Cap Value Fund	3,193,559	37,173,024
Fidelity Series Real Estate Equity Fund	416,650	5,424,779
Fidelity Series Small Cap Opportunities Fund	1,910,757	23,559,633
TOTAL DOMESTIC EQUITY FUNDS		361,074,621
TOTAL DOMESTIC EQUITY FUNDS (Cost $368,697,399)		423,130,190
International Equity Funds - 22.7%

Developed International Equity Funds - 17.8%
Fidelity Series International Growth Fund	4,252,154	53,789,744
Fidelity Series International Small Cap Fund	797,543	10,942,294
Fidelity Series International Value Fund	5,434,776	53,369,497
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		118,101,535

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	1,952,601	$ 32,667,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $134,063,958)		150,768,552
Bond Funds - 13.8%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund	433,808	4,719,827
Fidelity Series Floating Rate High Income Fund	46,741	496,860
Fidelity Series High Income Fund	5,844,788	61,428,717
Fidelity Series Real Estate Income Fund	174,863	2,040,650
TOTAL HIGH YIELD BOND FUNDS		68,686,054
Investment Grade Bond Funds - 3.5%
Fidelity Series Investment Grade Bond Fund	2,036,320	23,478,771
TOTAL BOND FUNDS (Cost $89,078,371)		92,164,825
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $591,839,728)		666,063,567
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,818)
NET ASSETS - 100%		$ 665,937,749
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $591,839,728) - See accompanying schedule		$ 666,063,567
Receivable for fund shares sold		1,415,584
Receivable from affiliate for expense reductions		795
Total assets		667,479,946

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	496,062
Payable for fund shares redeemed	919,491
Distribution and service plan fees payable	126,643
Total liabilities		1,542,197

Net Assets		$ 665,937,749
Net Assets consist of:
Paid in capital		$ 579,190,994
Undistributed net investment income		657,613
Accumulated undistributed net realized gain (loss) on investments		11,865,303
Net unrealized appreciation (depreciation) on investments		74,223,839
Net Assets		$ 665,937,749

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($352,814,210 ÷ 33,954,803 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($89,196,337 ÷ 8,609,801 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($5,531,512 ÷ 536,605 shares)A		$ 10.31

Class C: Net Asset Value and offering price per share ($16,188,095 ÷ 1,570,718 shares)A		$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($202,207,595 ÷ 19,369,681 shares)		$ 10.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 10,034,385

Expenses
Distribution and service plan fees	$ 1,328,558
Independent trustees' compensation	1,966
Total expenses before reductions	1,330,524
Expense reductions	(1,966)	1,328,558
Net investment income (loss)		8,705,827
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,263,892
Capital gain distributions from underlying funds	11,322,183
Total net realized gain (loss)		15,586,075
Change in net unrealized appreciation (depreciation) on underlying funds		35,894,143
Net gain (loss)		51,480,218
Net increase (decrease) in net assets resulting from operations		$ 60,186,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,705,827	$ 5,163,022
Net realized gain (loss)	15,586,075	16,208,511
Change in net unrealized appreciation (depreciation)	35,894,143	(15,390,288)
Net increase (decrease) in net assets resulting from operations	60,186,045	5,981,245
Distributions to shareholders from net investment income	(8,370,984)	(4,903,717)
Distributions to shareholders from net realized gain	(2,615,729)	(7,127,717)
Total distributions	(10,986,713)	(12,031,434)
Share transactions - net increase (decrease)	126,263,908	133,278,402
Total increase (decrease) in net assets	175,463,240	127,228,213

Net Assets
Beginning of period	490,474,509	363,246,296
End of period (including undistributed net investment income of $657,613 and undistributed net investment income of $322,770, respectively)	$ 665,937,749	$ 490,474,509

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.15	.12	.11	.11	.16
Net realized and unrealized gain (loss)	.82	(.17) E	1.34	3.05	(4.39)
Total from investment operations	.97	(.05)	1.45	3.16	(4.23)
Distributions from net investment income	(.14)	(.11)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.19)	(.27)	(.18) H	(.17)	(.42) G
Net asset value, end of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Total Return A, B	10.23%	(.22)%	16.99%	55.94%	(42.30)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.56%	1.32%	1.23%	1.43%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,814	$ 280,478	$ 220,549	$ 137,716	$ 57,591
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.13	.10	.09	.09	.14
Net realized and unrealized gain (loss)	.81	(.17) E	1.33	3.05	(4.37)
Total from investment operations	.94	(.07)	1.42	3.14	(4.23)
Distributions from net investment income	(.12)	(.09)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.16) I	(.25)	(.16) H	(.16)	(.41) G
Net asset value, end of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Total Return A, B	9.99%	(.48)%	16.66%	55.57%	(42.41)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.31%	1.07%	.98%	1.18%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,196	$ 64,512	$ 61,195	$ 46,449	$ 21,186
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.81	(.17) E	1.34	3.03	(4.35)
Total from investment operations	.89	(.12)	1.38	3.08	(4.25)
Distributions from net investment income	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.12) H	(.20)	(.12)	(.12)	(.37) G
Net asset value, end of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Total Return A, B	9.47%	(1.06)%	16.16%	54.72%	(42.71)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,532	$ 5,643	$ 6,704	$ 5,847	$ 3,078
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Income from Investment Operations
Net investment income (loss) C	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.82	(.18) E	1.34	3.05	(4.35)
Total from investment operations	.90	(.13)	1.38	3.10	(4.25)
Distributions from net investment income	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.13)	(.20)	(.12)	(.12)	(.37) G
Net asset value, end of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Total Return A, B	9.53%	(1.08)%	16.16%	55.15%	(42.74)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,188	$ 13,344	$ 12,014	$ 9,646	$ 5,436
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Income from Investment Operations
Net investment income (loss) B	.18	.15	.13	.13	.17
Net realized and unrealized gain (loss)	.82	(.18) E	1.34	3.08	(4.40)
Total from investment operations	1.00	(.03)	1.47	3.21	(4.23)
Distributions from net investment income	(.16)	(.13)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.21)	(.29)	(.20) H	(.19)	(.44) G
Net asset value, end of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Total Return A	10.55%	.02%	17.17%	56.66%	(42.22)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.81%	1.57%	1.48%	1.68%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,208	$ 126,497	$ 62,785	$ 40,214	$ 15,010
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.7	9.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	8.0	6.7
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	8.0
Fidelity Advisor Large Cap Fund Institutional Class	4.4	7.4
Fidelity Advisor Series Equity-Income Fund	4.5	0.0
Fidelity Advisor Series Mega Cap Fund	1.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.2	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.5	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.3	2.7
Fidelity Series 100 Index Fund	1.5	5.3
Fidelity Series All-Sector Equity Fund	10.6	11.4
Fidelity Series Large Cap Value Fund	6.2	10.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	2.8
	56.3	55.9
Developed International Equity Funds
Fidelity Series International Growth Fund	8.4	8.4
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.4	8.5
	18.5	18.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.8
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.3	9.0
Fidelity Series Real Estate Income Fund	0.2	0.0*
	10.1	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.7%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.3%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund (a)	665,614	$ 5,784,182
Domestic Equity Funds - 56.3%
Fidelity Advisor Equity Growth Fund Institutional Class	66,585	4,717,573
Fidelity Advisor Growth & Income Fund Institutional Class	117,482	2,595,183
Fidelity Advisor Large Cap Fund Institutional Class	109,269	2,597,322
Fidelity Advisor Series Equity-Income Fund	239,379	2,664,286
Fidelity Advisor Series Mega Cap Fund	54,116	597,982
Fidelity Advisor Series Opportunistic Insights Fund	172,163	1,895,518
Fidelity Advisor Series Stock Selector Large Cap Value Fund	239,270	2,677,427
Fidelity Advisor Small Cap Fund Institutional Class	71,980	1,939,859
Fidelity Series 100 Index Fund	84,682	873,917
Fidelity Series All-Sector Equity Fund	489,288	6,287,353
Fidelity Series Large Cap Value Fund	317,758	3,698,707
Fidelity Series Real Estate Equity Fund	41,844	544,808
Fidelity Series Small Cap Opportunities Fund	182,897	2,255,121
TOTAL DOMESTIC EQUITY FUNDS		33,345,056
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,000,276)		39,129,238
International Equity Funds - 23.8%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	395,886	5,007,955
Fidelity Series International Small Cap Fund	73,759	1,011,976
Fidelity Series International Value Fund	505,401	4,963,040
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,982,971

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	186,093	$ 3,113,335
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,200,537)		14,096,306
Bond Funds - 10.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	32,778	356,627
Fidelity Series Floating Rate High Income Fund	183	1,943
Fidelity Series High Income Fund	520,330	5,468,666
Fidelity Series Real Estate Income Fund	11,561	134,922
TOTAL HIGH YIELD BOND FUNDS		5,962,158
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	5,926	68,328
TOTAL BOND FUNDS (Cost $5,861,857)		6,030,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,062,670)		59,256,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,901)
NET ASSETS - 100%		$ 59,246,129
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $56,062,670) - See accompanying schedule		$ 59,256,030
Receivable for fund shares sold		322,644
Receivable from affiliate for expense reductions		239
Total assets		59,578,913

Liabilities
Payable for investments purchased	$ 193,630
Payable for fund shares redeemed	129,011
Distribution and service plan fees payable	10,143
Total liabilities		332,784

Net Assets		$ 59,246,129
Net Assets consist of:
Paid in capital		$ 55,335,797
Undistributed net investment income		45,086
Accumulated undistributed net realized gain (loss) on investments		671,886
Net unrealized appreciation (depreciation) on investments		3,193,360
Net Assets		$ 59,246,129

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,475,945 ÷ 3,074,354 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($7,238,789 ÷ 686,209 shares)		$ 10.55

Maximum offering price per share (100/96.50 of $10.55)		$ 10.93
Class C: Net Asset Value and offering price per share ($1,093,620 ÷ 103,505 shares)A		$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,437,775 ÷ 1,741,685 shares)		$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 580,158

Expenses
Distribution and service plan fees	$ 64,121
Independent trustees' compensation	88
Total expenses before reductions	64,209
Expense reductions	(88)	64,121
Net investment income (loss)		516,037
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(47,012)
Capital gain distributions from underlying funds	802,719
Total net realized gain (loss)		755,707
Change in net unrealized appreciation (depreciation) on underlying funds		3,283,912
Net gain (loss)		4,039,619
Net increase (decrease) in net assets resulting from operations		$ 4,555,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 516,037	$ 56,691
Net realized gain (loss)	755,707	124,116
Change in net unrealized appreciation (depreciation)	3,283,912	(90,552)
Net increase (decrease) in net assets resulting from operations	4,555,656	90,255
Distributions to shareholders from net investment income	(473,172)	(53,298)
Distributions to shareholders from net realized gain	(129,809)	(79,300)
Total distributions	(602,981)	(132,598)
Share transactions - net increase (decrease)	47,565,310	7,770,487
Total increase (decrease) in net assets	51,517,985	7,728,144

Net Assets
Beginning of period	7,728,144	-
End of period (including undistributed net investment income of $45,086 and undistributed net investment income of $2,221, respectively)	$ 59,246,129	$ 7,728,144

Financial Highlights - Class A

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.11
Net realized and unrealized gain (loss)	.83	(.11) G
Total from investment operations	1.01	-
Distributions from net investment income	(.13)	(.11)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.20)	(.25) J
Net asset value, end of period	$ 10.56	$ 9.75
Total Return B, C, D	10.51%	.29%
Ratios to Average Net Assets F, I
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,476	$ 2,655
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.09
Net realized and unrealized gain (loss)	.82	(.10) G
Total from investment operations	.98	(.01)
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.18)	(.24)
Net asset value, end of period	$ 10.55	$ 9.75
Total Return B, C, D	10.24%	.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,239	$ 1,444
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05
Net realized and unrealized gain (loss)	.83	(.10) G
Total from investment operations	.93	(.05)
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.10)	(.21)
Net asset value, end of period	$ 10.57	$ 9.74
Total Return B, C, D	9.69%	(.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,094	$ 1,127
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.13
Net realized and unrealized gain (loss)	.83	(.11) G
Total from investment operations	1.04	.02
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.21)	(.26) J
Net asset value, end of period	$ 10.59	$ 9.76
Total Return B, C	10.84%	.51%
Ratios to Average Net Assets E, I
Expenses before reductions F	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,438	$ 2,503
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 308,887,922	$ 20,071,621	$ (1,400,214)	$ 18,671,407
Advisor Freedom 2005	291,930,308	20,619,209	(2,226,098)	18,393,111
Advisor Freedom 2010	853,289,878	67,346,266	(9,911,229)	57,435,037
Advisor Freedom 2015	1,818,763,337	165,753,270	(18,902,954)	146,850,316
Advisor Freedom 2020	3,058,091,525	269,088,437	(38,735,797)	230,352,640
Advisor Freedom 2025	2,696,525,255	259,281,521	(40,826,533)	218,454,988
Advisor Freedom 2030	2,738,067,079	261,014,164	(44,536,892)	216,477,272
Advisor Freedom 2035	1,922,312,493	197,065,552	(35,102,047)	161,963,505
Advisor Freedom 2040	1,875,980,639	178,130,610	(35,341,845)	142,788,765
Advisor Freedom 2045	812,974,198	108,848,673	(14,441,501)	94,407,172
Advisor Freedom 2050	593,912,303	83,256,852	(11,105,588)	72,151,264
Advisor Freedom 2055	56,156,186	3,547,789	(447,945)	3,099,844

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 462,115	$ 3,383,496	$ 18,671,407
Advisor Freedom 2005	476,621	1,838,709	18,393,111
Advisor Freedom 2010	1,474,668	8,728,254	57,435,037
Advisor Freedom 2015	3,141,367	31,322,730	146,850,316
Advisor Freedom 2020	5,631,670	61,913,127	230,352,640
Advisor Freedom 2025	4,880,880	84,582,252	218,454,988
Advisor Freedom 2030	5,115,477	73,228,005	216,477,272
Advisor Freedom 2035	3,011,843	75,581,844	161,963,505
Advisor Freedom 2040	2,694,214	72,708,334	142,788,765
Advisor Freedom 2045	1,362,498	18,479,090	94,407,172
Advisor Freedom 2050	1,187,067	13,408,424	72,151,264
Advisor Freedom 2055	95,591	714,897	3,099,844

The tax character of distributions paid was as follows:

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,414,666	$ 1,914,942	$ 7,329,608
Advisor Freedom 2005	5,136,657	-	5,136,657
Advisor Freedom 2010	18,067,071	-	18,067,071
Advisor Freedom 2015	38,253,485	-	38,253,485
Advisor Freedom 2020	62,726,354	-	62,726,354
Advisor Freedom 2025	53,196,385	-	53,196,385
Advisor Freedom 2030	53,839,930	-	53,839,930
Advisor Freedom 2035	32,750,670	-	32,750,670
Advisor Freedom 2040	31,788,840	-	31,788,840
Advisor Freedom 2045	13,679,345	8,878,964	22,558,309
Advisor Freedom 2050	9,440,533	1,546,180	10,986,713
Advisor Freedom 2055	507,335	95,646	602,981

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2012
Ordinary Income
Advisor Freedom Income	$ 5,769,695
Advisor Freedom 2005	6,261,150
Advisor Freedom 2010	23,186,662
Advisor Freedom 2015	44,291,396
Advisor Freedom 2020	74,056,217
Advisor Freedom 2025	61,882,171
Advisor Freedom 2030	66,057,729
Advisor Freedom 2035	42,240,111
Advisor Freedom 2040	44,149,570
Advisor Freedom 2045	15,943,150
Advisor Freedom 2050	12,031,434
Advisor Freedom 2055	132,598

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	72,296,492	53,736,057
Advisor Freedom 2005	95,078,396	65,902,631
Advisor Freedom 2010	226,005,719	235,965,710
Advisor Freedom 2015	506,659,791	368,244,684
Advisor Freedom 2020	957,684,378	620,679,716
Advisor Freedom 2025	968,287,232	552,779,044
Advisor Freedom 2030	958,660,692	596,776,603
Advisor Freedom 2035	766,764,237	443,654,829
Advisor Freedom 2040	696,449,663	464,674,748
Advisor Freedom 2045	396,157,035	185,501,127
Advisor Freedom 2050	289,066,357	153,735,628
Advisor Freedom 2055	56,533,105	8,243,990

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 431,607	$ 23,868
Class T	.25%	.25%	268,168	562
Class B	.75%	.25%	26,143	19,628
Class C	.75%	.25%	169,320	19,250
			$ 895,238	$ 63,308

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 489,685	$ 55,768
Class T	.25%	.25%	111,669	181
Class B	.75%	.25%	14,242	10,700
Class C	.75%	.25%	75,991	6,173
			$ 691,587	$ 72,822
Advisor Freedom 2010
Class A	0%	.25%	$ 1,344,257	$ 149,484
Class T	.25%	.25%	627,612	3,522
Class B	.75%	.25%	75,412	56,604
Class C	.75%	.25%	376,508	24,230
			$ 2,423,789	$ 233,840
Advisor Freedom 2015
Class A	0%	.25%	$ 2,812,344	$ 305,196
Class T	.25%	.25%	1,064,512	2,092
Class B	.75%	.25%	199,443	149,743
Class C	.75%	.25%	696,249	62,213
			$ 4,772,548	$ 519,244
Advisor Freedom 2020
Class A	0%	.25%	$ 4,537,511	$ 457,699
Class T	.25%	.25%	1,973,821	3,223
Class B	.75%	.25%	370,225	277,950
Class C	.75%	.25%	973,273	101,323
			$ 7,854,830	$ 840,195
Advisor Freedom 2025
Class A	0%	.25%	$ 4,080,700	$ 513,206
Class T	.25%	.25%	1,374,990	2,672
Class B	.75%	.25%	253,280	190,184
Class C	.75%	.25%	681,576	77,081
			$ 6,390,546	$ 783,143
Advisor Freedom 2030
Class A	0%	.25%	$ 3,958,892	$ 389,729
Class T	.25%	.25%	1,720,461	2,675
Class B	.75%	.25%	296,550	222,679
Class C	.75%	.25%	685,776	84,605
			$ 6,661,679	$ 699,688
Advisor Freedom 2035
Class A	0%	.25%	$ 2,800,759	$ 331,920
Class T	.25%	.25%	907,405	1,426
Class B	.75%	.25%	192,172	144,433
Class C	.75%	.25%	392,106	50,256
			$ 4,292,442	$ 528,035
Advisor Freedom 2040
Class A	0%	.25%	$ 2,555,303	$ 216,729
Class T	.25%	.25%	1,319,604	5,286
Class B	.75%	.25%	269,377	202,338
Class C	.75%	.25%	571,010	66,961
			$ 4,715,294	$ 491,314
Advisor Freedom 2045
Class A	0%	.25%	$ 1,133,305	$ 137,028
Class T	.25%	.25%	364,438	765
Class B	.75%	.25%	35,763	26,849
Class C	.75%	.25%	109,264	23,157
			$ 1,642,770	$ 187,799

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2050	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 769,411	$ 56,117
Class T	.25%	.25%	364,127	625
Class B	.75%	.25%	53,659	40,275
Class C	.75%	.25%	141,361	25,425
			$ 1,328,558	$ 122,442
Advisor Freedom 2055
Class A	0%	.25%	$ 37,713	$ 4,829
Class T	.25%	.25%	18,139	1,731
Class C	.75%	.25%	8,269	7,275
			$ 64,121	$ 13,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 11,181
Class T	2,308
Class B*	7,098
Class C*	1,141
$ 21,728
Advisor Freedom 2005
Class A	$ 3,322
Class T	818
Class B*	954
Class C*	297
$ 5,391
Advisor Freedom 2010
Class A	$ 11,116
Class T	3,912
Class B*	9,455
Class C*	1,888
$ 26,371
Advisor Freedom 2015
Class A	$ 41,373
Class T	15,978
Class B*	20,372
Class C*	6,055
$ 83,778
Advisor Freedom 2020
Class A	$ 92,210
Class T	28,704
Class B*	38,185
Class C*	7,173
$ 166,272
Advisor Freedom 2025
Class A	$ 69,696
Class T	34,021
Class B*	24,961
Class C*	5,172
$ 133,850

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2030	Retained by FDC
Class A	$ 80,781
Class T	32,758
Class B*	29,957
Class C*	7,626
$ 151,122
Advisor Freedom 2035
Class A	$ 55,539
Class T	25,957
Class B*	19,192
Class C*	5,881
$ 106,569
Advisor Freedom 2040
Class A	$ 73,479
Class T	30,710
Class B*	38,202
Class C*	8,308
$ 150,699
Advisor Freedom 2045
Class A	$ 28,665
Class T	12,991
Class B*	7,057
Class C*	2,620
$ 51,333
Advisor Freedom 2050
Class A	$ 28,554
Class T	9,656
Class B*	6,915
Class C*	1,975
$ 47,100
Advisor Freedom 2055
Class A	$ 4,450
Class T	3,470
Class C*	421
$ 8,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Growth & Income Fund Institutional Class, Fidelity Advisor Large Cap Fund Institutional Class, Fidelity Series 100 Index Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund ("selected Underlying Funds") for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Advisor Series Stock Selector Large Cap Value Fund, Fidelity Advisor Series Equity-Income Fund, Fidelity Advisor Series Opportunistic Insights Fund and Fidelity Advisor Series Mega Cap Fund, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemption of selected Underlying Funds
Advisor Freedom Income	$ 11,881,595	$ 1,743,400
Advisor Freedom 2005	18,304,432	4,965,365
Advisor Freedom 2010	77,159,488	13,087,246
Advisor Freedom 2015	167,762,299	43,949,126
Advisor Freedom 2020	306,197,056	60,551,372
Advisor Freedom 2025	316,559,794	84,995,707
Advisor Freedom 2030	338,074,911	68,978,722
Advisor Freedom 2035	268,747,357	69,595,050
Advisor Freedom 2040	267,536,986	47,836,317
Advisor Freedom 2045	116,934,599	6,405,681
Advisor Freedom 2050	88,326,579	4,926,179
Advisor Freedom 2055	5,434,732	(23,823)

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom Income
Class A	.25%	$ 626
Class T	.50%	194
Class B	1.00%	9
Class C	1.00%	61
Institutional Class	.00%	252
Advisor Freedom 2005
Class A	.25%	706
Class T	.50%	81
Class B	1.00%	5
Class C	1.00%	27
Institutional Class	.00%	208
Advisor Freedom 2010
Class A	.25%	1,953
Class T	.50%	456
Class B	1.00%	28
Class C	1.00%	137
Institutional Class	.00%	632
Advisor Freedom 2015
Class A	.25%	4,060
Class T	.50%	768
Class B	1.00%	72
Class C	1.00%	251
Institutional Class	.00%	1,443

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate
Advisor Freedom 2020
Class A	.25%	$ 6,531
Class T	.50%	1,421
Class B	1.00%	133
Class C	1.00%	350
Institutional Class	.00%	2,301
Advisor Freedom 2025
Class A	.25%	5,846
Class T	.50%	986
Class B	1.00%	91
Class C	1.00%	244
Institutional Class	.00%	1,984
Advisor Freedom 2030
Class A	.25%	5,684
Class T	.50%	1,235
Class B	1.00%	106
Class C	1.00%	246
Institutional Class	.00%	2,114
Advisor Freedom 2035
Class A	.25%	4,005
Class T	.50%	649
Class B	1.00%	68
Class C	1.00%	140
Institutional Class	.00%	1,528
Advisor Freedom 2040
Class A	.25%	3,667
Class T	.50%	947
Class B	1.00%	97
Class C	1.00%	205
Institutional Class	.00%	1,468
Advisor Freedom 2045
Class A	.25%	1,607
Class T	.50%	258
Class B	1.00%	13
Class C	1.00%	39
Institutional Class	.00%	717
Advisor Freedom 2050
Class A	.25%	1,094
Class T	.50%	259
Class B	1.00%	19
Class C	1.00%	50
Institutional Class	.00%	544
Advisor Freedom 2055
Class A	.25%	48
Class T	.50%	11
Class C	1.00%	3
Institutional Class	.00%	26

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012A
Advisor Freedom Income
From net investment income
Class A	$ 1,869,112	$ 2,187,187
Class T	433,735	629,755
Class B	9,453	19,380
Class C	61,486	105,273
Institutional Class	900,709	726,511
Total	$ 3,274,495	$ 3,668,106
From net realized gain
Class A	$ 2,240,481	$ 1,181,735
Class T	669,554	406,416
Class B	32,437	22,819
Class C	210,904	121,808
Institutional Class	901,737	368,811
Total	$ 4,055,113	$ 2,101,589
Advisor Freedom 2005
From net investment income
Class A	$ 2,280,196	$ 2,436,350
Class T	219,973	208,571
Class B	4,601	7,358
Class C	31,434	47,660
Institutional Class	820,798	646,283
Total	$ 3,357,002	$ 3,346,222
From net realized gain
Class A	$ 1,208,263	$ 2,110,528
Class T	146,502	226,243
Class B	8,377	17,862
Class C	47,485	84,322
Institutional Class	369,028	475,973
Total	$ 1,779,655	$ 2,914,928
Advisor Freedom 2010
From net investment income
Class A	$ 7,248,480	$ 7,710,919
Class T	1,357,322	1,583,173
Class B	35,114	58,993
Class C	221,866	254,685
Institutional Class	2,901,048	2,281,575
Total	$ 11,763,830	$ 11,889,345
From net realized gain
Class A	$ 3,797,581	$ 7,072,545
Class T	877,542	1,793,526
Class B	49,505	137,428
Class C	264,617	506,154
Institutional Class	1,313,996	1,787,664
Total	$ 6,303,241	$ 11,297,317
Advisor Freedom 2015
From net investment income
Class A	$ 15,443,272	$ 14,904,161
Class T	2,370,199	2,481,473
Class B	95,446	158,540
Class C	437,291	504,952
Institutional Class	6,470,240	4,754,330
Total	$ 24,816,448	$ 22,803,456

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2015
From net realized gain
Class A	$ 8,264,610	$ 13,671,476
Class T	1,548,591	2,769,769
Class B	133,932	340,954
Class C	514,113	915,393
Institutional Class	2,975,791	3,790,348
Total	$ 13,437,037	$ 21,487,940
Advisor Freedom 2020
From net investment income
Class A	$ 26,237,034	$ 23,576,228
Class T	4,698,779	4,636,252
Class B	207,668	297,637
Class C	650,444	696,364
Institutional Class	10,832,707	7,640,872
Total	$ 42,626,632	$ 36,847,353
From net realized gain
Class A	$ 12,221,481	$ 23,169,017
Class T	2,642,164	5,607,667
Class B	229,820	648,689
Class C	642,700	1,335,116
Institutional Class	4,363,557	6,448,375
Total	$ 20,099,722	$ 37,208,864
Advisor Freedom 2025
From net investment income
Class A	$ 24,790,567	$ 19,932,334
Class T	3,595,303	2,880,883
Class B	163,792	205,978
Class C	561,745	468,001
Institutional Class	9,737,534	6,296,976
Total	$ 38,848,941	$ 29,784,172
From net realized gain
Class A	$ 9,143,726	$ 21,177,159
Class T	1,563,144	3,767,040
Class B	130,245	458,277
Class C	386,200	923,057
Institutional Class	3,124,129	5,772,466
Total	$ 14,347,444	$ 32,097,999
Advisor Freedom 2030
From net investment income
Class A	$ 24,782,410	$ 20,115,725
Class T	4,552,485	3,861,655
Class B	210,414	250,086
Class C	585,019	496,777
Institutional Class	10,634,898	7,084,294
Total	$ 40,765,226	$ 31,808,537
From net realized gain
Class A	$ 7,915,192	$ 21,297,759
Class T	1,715,030	5,006,885
Class B	137,323	541,636
Class C	342,181	964,853
Institutional Class	2,964,978	6,438,059
Total	$ 13,074,704	$ 34,249,192

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2035
From net investment income
Class A	$ 16,875,467	$ 12,155,921
Class T	2,349,822	1,567,804
Class B	135,304	132,734
Class C	332,280	239,769
Institutional Class	7,474,365	4,415,268
Total	$ 27,167,238	$ 18,511,496
From net realized gain
Class A	$ 3,487,770	$ 15,521,588
Class T	574,019	2,563,657
Class B	55,352	353,335
Class C	122,062	553,791
Institutional Class	1,344,229	4,736,244
Total	$ 5,583,432	$ 23,728,615
Advisor Freedom 2040
From net investment income
Class A	$ 15,416,805	$ 11,304,090
Class T	3,246,224	2,585,003
Class B	187,384	196,144
Class C	477,964	369,059
Institutional Class	7,173,233	4,427,201
Total	$ 26,501,610	$ 18,881,497
From net realized gain
Class A	$ 3,045,286	$ 14,726,886
Class T	769,855	4,232,762
Class B	73,757	545,075
Class C	168,492	902,702
Institutional Class	1,229,840	4,860,648
Total	$ 5,287,230	$ 25,268,073
Advisor Freedom 2045
From net investment income
Class A	$ 6,957,403	$ 4,503,330
Class T	988,121	586,545
Class B	27,566	22,195
Class C	101,775	61,259
Institutional Class	3,609,466	1,884,896
Total	$ 11,684,331	$ 7,058,225
From net realized gain
Class A	$ 6,744,595	$ 5,718,089
Class T	1,044,959	942,329
Class B	57,582	60,090
Class C	162,607	143,108
Institutional Class	2,864,235	2,021,309
Total	$ 10,873,978	$ 8,884,925
Advisor Freedom 2050
From net investment income
Class A	$ 4,634,192	$ 2,879,907
Class T	923,527	564,306
Class B	42,092	29,299
Class C	123,643	72,828
Institutional Class	2,647,530	1,357,377
Total	$ 8,370,984	$ 4,903,717

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2050
From net realized gain
Class A	$ 1,465,892	$ 4,184,946
Class T	345,032	1,020,104
Class B	25,867	90,871
Class C	67,326	200,027
Institutional Class	711,612	1,631,769
Total	$ 2,615,729	$ 7,127,717
Advisor Freedom 2055
From net investment income
Class A	$ 273,976	$ 13,594
Class T	55,233	9,780
Class C	2,070	6,716
Institutional Class	141,893	23,208
Total	$ 473,172	$ 53,298
From net realized gain
Class A	$ 68,154	$ 18,902
Class T	17,814	15,866
Class C	6,257	15,322
Institutional Class	37,584	29,210
Total	$ 129,809	$ 79,300
A Distributions to shareholders for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom Income
Class A
Shares sold	5,667,328	6,763,064	$ 62,675,823	$ 73,229,954
Reinvestment of distributions	368,047	309,472	4,049,319	3,322,953
Shares redeemed	(5,438,505)	(6,417,079)	(60,152,423)	(69,457,016)
Net increase (decrease)	596,870	655,457	$ 6,572,719	$ 7,095,891
Class T
Shares sold	1,752,672	2,077,443	$ 19,341,827	$ 22,457,794
Reinvestment of distributions	97,192	90,952	1,067,874	974,784
Shares redeemed	(2,181,141)	(2,331,629)	(24,078,105)	(25,241,205)
Net increase (decrease)	(331,277)	(163,234)	$ (3,668,404)	$ (1,808,627)
Class B
Shares sold	13,728	6,072	$ 151,709	$ 65,035
Reinvestment of distributions	3,419	3,507	37,528	37,482
Shares redeemed	(75,727)	(109,320)	(836,079)	(1,183,454)
Net increase (decrease)	(58,580)	(99,741)	$ (646,842)	$ (1,080,937)
Class C
Shares sold	326,072	421,367	$ 3,593,856	$ 4,564,257
Reinvestment of distributions	19,976	17,199	219,246	183,797
Shares redeemed	(428,327)	(401,421)	(4,730,145)	(4,324,783)
Net increase (decrease)	(82,279)	37,145	$ (917,043)	$ 423,271
Institutional Class
Shares sold	3,768,736	3,628,852	$ 41,751,702	$ 39,319,829
Reinvestment of distributions	161,577	99,130	1,781,582	1,066,090
Shares redeemed	(2,467,458)	(1,251,597)	(27,262,092)	(13,568,839)
Net increase (decrease)	1,462,855	2,476,385	$ 16,271,192	$ 26,817,080

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2005
Class A
Shares sold	5,950,479	7,786,540	$ 69,001,688	$ 87,322,424
Reinvestment of distributions	296,966	412,506	3,414,979	4,511,865
Shares redeemed	(6,013,562)	(6,738,587)	(69,615,909)	(75,603,513)
Net increase (decrease)	233,883	1,460,459	$ 2,800,758	$ 16,230,776
Class T
Shares sold	1,289,243	1,024,147	$ 14,935,857	$ 11,495,416
Reinvestment of distributions	30,601	38,544	352,432	421,872
Shares redeemed	(1,066,736)	(1,004,234)	(12,303,077)	(11,236,630)
Net increase (decrease)	253,108	58,457	$ 2,985,212	$ 680,658
Class B
Shares sold	652	3,744	$ 7,549	$ 41,659
Reinvestment of distributions	1,083	2,169	12,534	23,707
Shares redeemed	(41,276)	(73,115)	(481,200)	(821,480)
Net increase (decrease)	(39,541)	(67,202)	$ (461,117)	$ (756,114)
Class C
Shares sold	173,944	112,181	$ 2,021,586	$ 1,248,134
Reinvestment of distributions	6,077	11,279	70,003	122,598
Shares redeemed	(201,333)	(178,517)	(2,316,273)	(1,995,084)
Net increase (decrease)	(21,312)	(55,057)	$ (224,684)	$ (624,352)
Institutional Class
Shares sold	3,014,914	2,429,586	$ 35,073,813	$ 27,506,243
Reinvestment of distributions	102,306	101,406	1,182,672	1,115,392
Shares redeemed	(1,314,929)	(1,498,923)	(15,314,119)	(16,931,659)
Net increase (decrease)	1,802,291	1,032,069	$ 20,942,366	$ 11,689,976
Advisor Freedom 2010
Class A
Shares sold	12,708,869	17,608,014	$ 153,017,064	$ 204,386,415
Reinvestment of distributions	915,288	1,298,075	10,935,441	14,610,159
Shares redeemed	(16,811,351)	(17,499,800)	(202,005,316)	(202,700,755)
Net increase (decrease)	(3,187,194)	1,406,289	$ (38,052,811)	$ 16,295,819
Class T
Shares sold	3,712,396	3,132,138	$ 44,524,286	$ 36,364,131
Reinvestment of distributions	183,018	294,000	2,182,056	3,301,119
Shares redeemed	(4,809,687)	(5,099,183)	(57,632,993)	(59,080,492)
Net increase (decrease)	(914,273)	(1,673,045)	$ (10,926,651)	$ (19,415,242)
Class B
Shares sold	9,563	30,105	$ 115,968	$ 347,386
Reinvestment of distributions	6,587	16,202	78,910	181,659
Shares redeemed	(268,639)	(610,001)	(3,216,272)	(7,070,261)
Net increase (decrease)	(252,489)	(563,694)	$ (3,021,394)	$ (6,541,216)
Class C
Shares sold	499,095	353,574	$ 5,991,309	$ 4,060,801
Reinvestment of distributions	36,663	61,010	435,812	680,336
Shares redeemed	(681,672)	(947,002)	(8,150,135)	(10,883,002)
Net increase (decrease)	(145,914)	(532,418)	$ (1,723,014)	$ (6,141,865)
Institutional Class
Shares sold	7,292,808	6,849,441	$ 88,270,797	$ 79,864,607
Reinvestment of distributions	351,077	357,132	4,208,551	4,032,766
Shares redeemed	(5,034,949)	(3,758,825)	(60,844,334)	(43,759,019)
Net increase (decrease)	2,608,936	3,447,748	$ 31,635,014	$ 40,138,354

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2015
Class A
Shares sold	28,506,295	34,624,687	$ 342,099,746	$ 399,860,256
Reinvestment of distributions	1,974,621	2,528,175	23,498,680	28,303,874
Shares redeemed	(28,730,020)	(28,888,739)	(344,939,129)	(333,768,183)
Net increase (decrease)	1,750,896	8,264,123	$ 20,659,297	$ 94,395,947
Class T
Shares sold	7,048,273	5,394,979	$ 84,377,992	$ 62,336,809
Reinvestment of distributions	321,618	453,320	3,825,959	5,071,415
Shares redeemed	(7,173,479)	(7,739,962)	(85,670,361)	(89,491,495)
Net increase (decrease)	196,412	(1,891,663)	$ 2,533,590	$ (22,083,271)
Class B
Shares sold	18,918	57,144	$ 230,299	$ 659,696
Reinvestment of distributions	17,784	41,296	211,983	461,175
Shares redeemed	(631,455)	(875,784)	(7,538,504)	(10,114,879)
Net increase (decrease)	(594,753)	(777,344)	$ (7,096,222)	$ (8,994,008)
Class C
Shares sold	1,112,764	1,085,862	$ 13,243,553	$ 12,546,495
Reinvestment of distributions	73,853	116,272	876,636	1,293,137
Shares redeemed	(1,330,728)	(1,205,400)	(15,851,708)	(13,842,650)
Net increase (decrease)	(144,111)	(3,266)	$ (1,731,519)	$ (3,018)
Institutional Class
Shares sold	16,268,843	15,140,133	$ 196,562,251	$ 176,381,907
Reinvestment of distributions	782,959	741,880	9,370,557	8,353,211
Shares redeemed	(8,997,016)	(6,686,950)	(108,722,993)	(77,631,931)
Net increase (decrease)	8,054,786	9,195,063	$ 97,209,815	$ 107,103,187
Advisor Freedom 2020
Class A
Shares sold	44,416,958	49,404,994	$ 555,194,594	$ 593,663,103
Reinvestment of distributions	3,073,389	3,987,583	38,099,250	46,179,945
Shares redeemed	(39,485,922)	(37,475,426)	(494,297,897)	(450,426,886)
Net increase (decrease)	8,004,425	15,917,151	$ 98,995,947	$ 189,416,162
Class T
Shares sold	12,011,989	8,792,460	$ 150,203,034	$ 105,703,636
Reinvestment of distributions	579,475	866,942	7,192,079	10,045,446
Shares redeemed	(10,936,020)	(12,474,056)	(136,699,168)	(149,794,855)
Net increase (decrease)	1,655,444	(2,814,654)	$ 20,695,945	$ (34,045,773)
Class B
Shares sold	23,018	44,465	$ 283,038	$ 529,456
Reinvestment of distributions	32,154	74,204	399,675	856,002
Shares redeemed	(1,019,496)	(1,602,205)	(12,664,560)	(19,227,315)
Net increase (decrease)	(964,324)	(1,483,536)	$ (11,981,847)	$ (17,841,857)
Class C
Shares sold	1,650,086	1,454,135	$ 20,539,871	$ 17,405,863
Reinvestment of distributions	95,759	160,265	1,184,544	1,841,015
Shares redeemed	(1,789,596)	(1,828,349)	(22,192,952)	(21,813,476)
Net increase (decrease)	(43,751)	(213,949)	$ (468,537)	$ (2,566,598)
Institutional Class
Shares sold	25,904,119	23,399,673	$ 326,561,698	$ 282,767,751
Reinvestment of distributions	1,214,162	1,189,695	15,144,940	13,857,103
Shares redeemed	(12,665,795)	(9,021,589)	(158,809,529)	(108,893,287)
Net increase (decrease)	14,452,486	15,567,779	$ 182,897,109	$ 187,731,567

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2025
Class A
Shares sold	46,832,812	48,848,908	$ 564,656,133	$ 562,258,705
Reinvestment of distributions	2,817,136	3,688,982	33,682,400	40,792,623
Shares redeemed	(36,915,729)	(29,982,380)	(445,620,144)	(345,037,796)
Net increase (decrease)	12,734,219	22,555,510	$ 152,718,389	$ 258,013,532
Class T
Shares sold	10,475,315	7,637,990	$ 126,787,508	$ 88,292,253
Reinvestment of distributions	421,842	584,870	5,059,334	6,482,700
Shares redeemed	(7,029,069)	(7,949,975)	(84,713,362)	(91,910,477)
Net increase (decrease)	3,868,088	272,885	$ 47,133,480	$ 2,864,476
Class B
Shares sold	33,837	42,663	$ 402,830	$ 486,555
Reinvestment of distributions	22,745	55,370	271,803	608,468
Shares redeemed	(700,042)	(874,149)	(8,354,336)	(10,083,099)
Net increase (decrease)	(643,460)	(776,116)	$ (7,679,703)	$ (8,988,076)
Class C
Shares sold	1,362,294	1,292,036	$ 16,242,141	$ 14,806,798
Reinvestment of distributions	75,516	120,148	897,881	1,315,255
Shares redeemed	(1,133,462)	(951,921)	(13,531,664)	(10,872,825)
Net increase (decrease)	304,348	460,263	$ 3,608,358	$ 5,249,228
Institutional Class
Shares sold	24,213,764	21,538,187	$ 294,374,445	$ 249,495,381
Reinvestment of distributions	1,063,922	1,059,523	12,801,944	11,781,405
Shares redeemed	(10,933,983)	(6,697,811)	(132,325,157)	(77,533,692)
Net increase (decrease)	14,343,703	15,899,899	$ 174,851,232	$ 183,743,094
Advisor Freedom 2030
Class A
Shares sold	41,613,890	42,835,455	$ 525,837,935	$ 516,945,396
Reinvestment of distributions	2,585,181	3,546,218	32,378,742	41,015,516
Shares redeemed	(34,146,152)	(31,045,553)	(432,000,548)	(374,459,437)
Net increase (decrease)	10,052,919	15,336,120	$ 126,216,129	$ 183,501,475
Class T
Shares sold	11,109,856	8,388,334	$ 139,954,510	$ 101,146,779
Reinvestment of distributions	492,157	756,879	6,152,559	8,734,784
Shares redeemed	(9,495,122)	(9,670,716)	(119,272,485)	(116,676,153)
Net increase (decrease)	2,106,891	(525,503)	$ 26,834,584	$ (6,794,590)
Class B
Shares sold	20,379	36,631	$ 253,313	$ 434,470
Reinvestment of distributions	25,911	63,872	324,148	732,818
Shares redeemed	(766,318)	(1,077,382)	(9,575,940)	(13,009,676)
Net increase (decrease)	(720,028)	(976,879)	$ (8,998,479)	$ (11,842,388)
Class C
Shares sold	1,523,134	1,073,369	$ 19,092,460	$ 12,925,305
Reinvestment of distributions	69,617	118,601	867,428	1,356,119
Shares redeemed	(1,266,642)	(1,245,011)	(15,862,398)	(14,990,414)
Net increase (decrease)	326,109	(53,041)	$ 4,097,490	$ (708,990)
Institutional Class
Shares sold	22,913,292	20,661,419	$ 291,232,690	$ 250,301,603
Reinvestment of distributions	1,079,513	1,142,818	13,569,835	13,249,779
Shares redeemed	(10,947,359)	(6,631,955)	(138,321,010)	(80,438,467)
Net increase (decrease)	13,045,446	15,172,282	$ 166,481,515	$ 183,112,915

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2035
Class A
Shares sold	34,835,056	34,768,661	$ 415,484,819	$ 395,110,554
Reinvestment of distributions	1,706,155	2,535,573	20,199,297	27,466,248
Shares redeemed	(27,311,897)	(22,595,877)	(326,166,700)	(256,243,586)
Net increase (decrease)	9,229,314	14,708,357	$ 109,517,416	$ 166,333,216
Class T
Shares sold	8,091,085	5,610,062	$ 96,019,491	$ 63,400,892
Reinvestment of distributions	243,254	373,246	2,870,268	4,025,458
Shares redeemed	(5,444,520)	(5,835,413)	(64,446,129)	(66,246,222)
Net increase (decrease)	2,889,819	147,895	$ 34,443,630	$ 1,180,128
Class B
Shares sold	11,260	16,340	$ 131,688	$ 193,121
Reinvestment of distributions	15,412	42,889	181,095	457,833
Shares redeemed	(493,168)	(542,682)	(5,777,414)	(6,109,260)
Net increase (decrease)	(466,496)	(483,453)	$ (5,464,631)	$ (5,458,306)
Class C
Shares sold	873,123	842,694	$ 10,285,137	$ 9,496,396
Reinvestment of distributions	36,956	70,870	433,119	755,598
Shares redeemed	(766,094)	(641,298)	(8,970,033)	(7,207,675)
Net increase (decrease)	143,985	272,266	$ 1,748,223	$ 3,044,319
Institutional Class
Shares sold	19,774,112	16,658,611	$ 237,955,566	$ 189,846,559
Reinvestment of distributions	738,822	818,992	8,780,433	8,903,922
Shares redeemed	(8,196,096)	(4,989,829)	(97,924,593)	(57,177,515)
Net increase (decrease)	12,316,838	12,487,774	$ 148,811,406	$ 141,572,966
Advisor Freedom 2040
Class A
Shares sold	28,004,111	27,553,613	$ 355,673,696	$ 334,702,393
Reinvestment of distributions	1,447,450	2,231,713	18,293,644	25,789,507
Shares redeemed	(22,935,436)	(19,786,758)	(292,260,264)	(240,137,054)
Net increase (decrease)	6,516,125	9,998,568	$ 81,707,076	$ 120,354,846
Class T
Shares sold	7,602,047	6,790,457	$ 96,328,995	$ 82,309,118
Reinvestment of distributions	312,761	582,365	3,950,120	6,718,555
Shares redeemed	(7,559,551)	(7,839,034)	(95,678,684)	(95,324,860)
Net increase (decrease)	355,257	(466,212)	$ 4,600,431	$ (6,297,187)
Class B
Shares sold	6,103	34,162	$ 76,395	$ 399,867
Reinvestment of distributions	19,509	59,748	245,030	684,139
Shares redeemed	(739,626)	(833,809)	(9,293,767)	(10,085,732)
Net increase (decrease)	(714,014)	(739,899)	$ (8,972,342)	$ (9,001,726)
Class C
Shares sold	962,998	941,734	$ 12,120,904	$ 11,282,554
Reinvestment of distributions	49,059	105,857	614,213	1,207,626
Shares redeemed	(901,869)	(1,037,963)	(11,261,526)	(12,466,739)
Net increase (decrease)	110,188	9,628	$ 1,473,591	$ 23,441
Institutional Class
Shares sold	16,906,391	14,522,651	$ 216,610,718	$ 176,901,050
Reinvestment of distributions	660,482	769,888	8,377,157	8,925,684
Shares redeemed	(8,263,973)	(5,040,997)	(105,030,652)	(61,648,732)
Net increase (decrease)	9,302,900	10,251,542	$ 119,957,223	$ 124,178,002

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2045
Class A
Shares sold	22,348,428	19,758,396	$ 218,037,471	$ 185,621,088
Reinvestment of distributions	1,428,096	1,134,594	13,620,503	10,161,242
Shares redeemed	(14,594,828)	(11,463,161)	(143,000,136)	(107,406,601)
Net increase (decrease)	9,181,696	9,429,829	$ 88,657,838	$ 88,375,729
Class T
Shares sold	5,253,099	3,401,988	$ 51,047,511	$ 31,874,287
Reinvestment of distributions	213,016	166,144	2,024,121	1,483,402
Shares redeemed	(2,939,816)	(3,169,427)	(28,557,658)	(30,052,164)
Net increase (decrease)	2,526,299	398,705	$ 24,513,974	$ 3,305,525
Class B
Shares sold	3,515	1,569	$ 31,735	$ 14,905
Reinvestment of distributions	8,787	8,926	82,887	79,324
Shares redeemed	(49,903)	(82,138)	(482,094)	(781,057)
Net increase (decrease)	(37,601)	(71,643)	$ (367,472)	$ (686,828)
Class C
Shares sold	518,274	354,761	$ 5,021,009	$ 3,296,660
Reinvestment of distributions	27,552	22,645	259,896	200,564
Shares redeemed	(272,934)	(230,539)	(2,637,588)	(2,135,319)
Net increase (decrease)	272,892	146,867	$ 2,643,317	$ 1,361,905
Institutional Class
Shares sold	13,436,841	10,643,520	$ 132,476,916	$ 100,329,191
Reinvestment of distributions	671,239	428,124	6,432,276	3,841,804
Shares redeemed	(4,998,582)	(2,737,721)	(48,855,267)	(25,923,441)
Net increase (decrease)	9,109,498	8,333,923	$ 90,053,925	$ 78,247,554
Advisor Freedom 2050
Class A
Shares sold	15,759,974	15,354,022	$ 152,322,278	$ 142,028,423
Reinvestment of distributions	630,390	796,372	6,034,537	6,986,139
Shares redeemed	(11,627,846)	(9,162,643)	(112,817,332)	(84,488,019)
Net increase (decrease)	4,762,518	6,987,751	$ 45,539,483	$ 64,526,543
Class T
Shares sold	4,570,956	3,433,527	$ 44,088,375	$ 31,583,600
Reinvestment of distributions	131,758	179,974	1,260,447	1,573,378
Shares redeemed	(2,827,192)	(3,058,786)	(27,249,174)	(28,457,436)
Net increase (decrease)	1,875,522	554,715	$ 18,099,648	$ 4,699,542
Class B
Shares sold	330	8,292	$ 3,096	$ 76,015
Reinvestment of distributions	6,911	13,247	65,663	114,938
Shares redeemed	(62,118)	(110,174)	(591,359)	(1,015,943)
Net increase (decrease)	(54,877)	(88,635)	$ (522,600)	$ (824,990)
Class C
Shares sold	469,493	463,409	$ 4,511,086	$ 4,275,978
Reinvestment of distributions	19,364	30,263	184,167	262,422
Shares redeemed	(316,364)	(313,018)	(3,039,772)	(2,839,212)
Net increase (decrease)	172,493	180,654	$ 1,655,481	$ 1,699,188
Institutional Class
Shares sold	10,323,520	8,780,555	$ 100,853,706	$ 81,542,570
Reinvestment of distributions	347,891	329,360	3,344,639	2,895,515
Shares redeemed	(4,410,206)	(2,296,393)	(42,706,449)	(21,259,966)
Net increase (decrease)	6,261,205	6,813,522	$ 61,491,896	$ 63,178,119

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2055
Class A
Shares sold	3,664,304	311,914	$ 36,168,205	$ 3,010,798
Reinvestment of distributions	35,066	3,701	341,179	32,496
Shares redeemed	(897,204)	(43,427)	(8,919,848)	(412,755)
Net increase (decrease)	2,802,166	272,188	$ 27,589,536	$ 2,630,539
Class T
Shares sold	865,233	145,637	$ 8,537,245	$ 1,433,545
Reinvestment of distributions	7,527	2,921	73,047	25,646
Shares redeemed	(334,621)	(488)	(3,311,442)	(4,666)
Net increase (decrease)	538,139	148,070	$ 5,298,850	$ 1,454,525
Class C
Shares sold	90,384	114,214	$ 903,238	$ 1,133,007
Reinvestment of distributions	877	2,506	8,307	22,001
Shares redeemed	(103,499)	(977)	(1,002,740)	(8,833)
Net increase (decrease)	(12,238)	115,743	$ (91,195)	$ 1,146,175
Institutional Class
Shares sold	1,958,189	251,229	$ 19,433,573	$ 2,494,347
Reinvestment of distributions	18,452	5,970	179,477	52,418
Shares redeemed	(491,376)	(779)	(4,844,931)	(7,517)
Net increase (decrease)	1,485,265	256,420	$ 14,768,119	$ 2,539,248

A Share transactions for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030	Fidelity Advisor Freedom 2035	Fidelity Advisor Freedom 2040
Fidelity Advisor Series Equity-Income Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Mega Cap Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15%	16%	17%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	31%
Fidelity Advisor Short Fixed-Income Fund	32%
Fidelity Advisor Growth & Income Fund	54%
Fidelity Advisor Large Cap Fund	55%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Mega Cap Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund as of March 31, 2013, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/06/13	05/03/13	$0.006	$0.125
Class T	05/06/13	05/03/13	$0.004	$0.125
Class B	05/06/13	05/03/13	$0.000	$0.125
Class C	05/06/13	05/03/13	$0.000	$0.125
Fidelity Advisor Freedom 2005 Fund
Class A	05/06/13	05/03/13	$0.017	$0.073
Class T	05/06/13	05/03/13	$0.011	$0.073
Class B	05/06/13	05/03/13	$0.000	$0.071
Class C	05/06/13	05/03/13	$0.000	$0.071
Fidelity Advisor Freedom 2010 Fund
Class A	05/06/13	05/03/13	$0.018	$0.124
Class T	05/06/13	05/03/13	$0.011	$0.124
Class B	05/06/13	05/03/13	$0.000	$0.120
Class C	05/06/13	05/03/13	$0.000	$0.120
Fidelity Advisor Freedom 2015 Fund
Class A	05/13/13	05/10/13	$0.018	$0.204
Class T	05/13/13	05/10/13	$0.010	$0.204
Class B	05/13/13	05/10/13	$0.000	$0.200
Class C	05/13/13	05/10/13	$0.000	$0.200
Fidelity Advisor Freedom 2020 Fund
Class A	05/06/13	05/03/13	$0.019	$0.250
Class T	05/06/13	05/03/13	$0.011	$0.250
Class B	05/06/13	05/03/13	$0.000	$0.245
Class C	05/06/13	05/03/13	$0.000	$0.245
Fidelity Advisor Freedom 2025 Fund
Class A	05/06/13	05/03/13	$0.017	$0.374
Class T	05/06/13	05/03/13	$0.010	$0.374
Class B	05/06/13	05/03/13	$0.000	$0.368
Class C	05/06/13	05/03/13	$0.000	$0.368
Fidelity Advisor Freedom 2030 Fund
Class A	05/06/13	05/03/13	$0.018	$0.338
Class T	05/06/13	05/03/13	$0.010	$0.338
Class B	05/06/13	05/03/13	$0.000	$0.331
Class C	05/06/13	05/03/13	$0.000	$0.331
Fidelity Advisor Freedom 2035 Fund
Class A	05/06/13	05/03/13	$0.012	$0.466
Class T	05/06/13	05/03/13	$0.005	$0.466
Class B	05/06/13	05/03/13	$0.000	$0.459
Class C	05/06/13	05/03/13	$0.000	$0.459
Fidelity Advisor Freedom 2040 Fund
Class A	05/06/13	05/03/13	$0.013	$0.492
Class T	05/06/13	05/03/13	$0.004	$0.492
Class B	05/06/13	05/03/13	$0.000	$0.485
Class C	05/06/13	05/03/13	$0.000	$0.485
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/13/13	05/10/13	$0.010	$0.213
Class T	05/13/13	05/10/13	$0.004	$0.213
Class B	05/13/13	05/10/13	$0.000	$0.207
Class C	05/13/13	05/10/13	$0.000	$0.207
Fidelity Advisor Freedom 2050 Fund
Class A	05/13/13	05/10/13	$0.009	$0.214
Class T	05/13/13	05/10/13	$0.004	$0.214
Class B	05/13/13	05/10/13	$0.000	$0.204
Class C	05/13/13	05/10/13	$0.000	$0.204
Fidelity Advisor Freedom 2055 Fund
Class A	05/13/13	05/10/13	$0.006	$0.120
Class T	05/13/13	05/10/13	$0.001	$0.120
Class C	05/13/13	05/10/13	$0.000	$0.110

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$4,545,642
Fidelity Advisor Freedom 2005 Fund	$1,838,709
Fidelity Advisor Freedom 2010 Fund	$8,728,254
Fidelity Advisor Freedom 2015 Fund	$31,322,730
Fidelity Advisor Freedom 2020 Fund	$61,913,127
Fidelity Advisor Freedom 2025 Fund	$84,582,251
Fidelity Advisor Freedom 2030 Fund	$73,228,005
Fidelity Advisor Freedom 2035 Fund	$75,581,843
Fidelity Advisor Freedom 2040 Fund	$72,708,334
Fidelity Advisor Freedom 2045 Fund	$19,259,685
Fidelity Advisor Freedom 2050 Fund	$13,997,836
Fidelity Advisor Freedom 2055 Fund	$753,517

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	18.64%
Class T	18.64%
Class B	18.64%
Class C	18.64%
Fidelity Advisor Freedom 2005 Fund
Class A	14.31%
Class T	14.31%
Class B	14.31%
Class C	14.31%
Fidelity Advisor Freedom 2010 Fund
Class A	13.36%
Class T	13.36%
Class B	13.36%
Class C	13.36%
Fidelity Advisor Freedom 2015 Fund
Class A	13.10%
Class T	13.10%
Class B	13.10%
Class C	13.10%
Fidelity Advisor Freedom 2020 Fund
Class A	11.12%
Class T	11.12%
Class B	11.12%
Class C	11.12%
Fidelity Advisor Freedom 2025 Fund
Class A	7.94%
Class T	7.94%
Class B	7.94%
Class C	7.94%
Fidelity Advisor Freedom 2030 Fund
Class A	6.03%
Class T	6.03%
Class B	6.03%
Class C	6.03%
Fidelity Advisor Freedom 2035 Fund
Class A	2.65%
Class T	2.65%
Class B	2.65%
Class C	2.65%
Fidelity Advisor Freedom 2040 Fund
Class A	2.40%
Class T	2.40%
Class B	2.40%
Class C	2.40%
Fidelity Advisor Freedom 2045 Fund
Class A	1.35%
Class T	1.35%
Class B	1.35%
Class C	1.35%
Fidelity Advisor Freedom 2050 Fund
Class A	0.89%
Class T	0.89%
Class B	0.89%
Class C	0.89%
Fidelity Advisor Freedom 2055 Fund
Class A	0.08%
Class T	0.08%
Class C	0.08%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2012	2%	2%	6%	6%
May 2012	11%	22%	0%	0%
June 2012	10%	15%	73%	73%
July 2012	10%	15%	52%	52%
August 2012	10%	15%	46%	46%
September 2012	10%	14%	83%	83%
October 2012	10%	14%	84%	84%
November 2012	11%	16%	0%	0%
December 2012 (Ex-Date 12/07/12)	11%	18%	0%	0%
December 2012 (Ex-Date 12/28/12)	11%	11%	12%	12%
Fidelity Advisor Freedom 2005 Fund
May 2012	2%	3%	0%	0
December 2012	19%	21%	31%	29%
Fidelity Advisor Freedom 2010 Fund
May 2012	2%	2%	0%	19%
December 2012	21%	24%	32%	31%
Fidelity Advisor Freedom 2015 Fund
May 2012	2%	3%	0%	0%
December 2012	22%	24%	33%	30%
Fidelity Advisor Freedom 2020 Fund
May 2012	2%	3%	0%	0%
December 2012	24%	27%	36%	34%
Fidelity Advisor Freedom 2025 Fund
May 2012	3%	4%	0%	0%
December 2012	29%	32%	44%	41%
Fidelity Advisor Freedom 2030 Fund
May 2012	3%	4%	0%	0%
December 2012	31%	34%	46%	43%
Fidelity Advisor Freedom 2035 Fund
May 2012	7%	15%	0%	0%
December 2012	40%	44%	63%	59%
Fidelity Advisor Freedom 2040 Fund
May 2012	6%	16%	0%	0%
December 2012	40%	45%	64%	59%
Fidelity Advisor Freedom 2045 Fund
May 2012	8%	20%	0%	0%
December 2012	41%	45%	64%	59%
Fidelity Advisor Freedom 2050 Fund
May 2012	12%	0%	0%	0%
December 2012	44%	49%	70%	66%
Fidelity Advisor Freedom 2055 Fund
May 2012	23%	0%	0%	0%
December 2012	52%	57%	0%	100%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
April 2012	3%	4%	10%	10%
May 2012	18%	36%	0%	0%
June 2012	17%	24%	100%	100%
July 2012	17%	24%	83%	83%
August 2012	17%	25%	73%	73%
September 2012	17%	23%	100%	100%
October 2012	17%	23%	100%	100%
November 2012	17%	26%	0%	0%
December 2012 (Ex-Date 12/07/12)	18%	29%	0%	0%
December 2012 (Ex-Date 12/28/12)	18%	18%	19%	19%
February 2013	6%	12%	0%	0%
March 2013	7%	13%	0%	0%
Fidelity Advisor Freedom 2005 Fund
May 2012	4%	5%	0%	0%
December 2012	29%	32%	48%	45%
Fidelity Advisor Freedom 2010 Fund
May 2012	3%	4%	0%	30%
December 2012	34%	37%	51%	48%
Fidelity Advisor Freedom 2015 Fund
May 2012	3%	5%	0%	0%
December 2012	34%	38%	52%	48%
Fidelity Advisor Freedom 2020 Fund
May 2012	4%	6%	0%	0%
December 2012	38%	42%	58%	54%
Fidelity Advisor Freedom 2025 Fund
May 2012	5%	7%	0%	0%
December 2012	46%	51%	70%	65%
Fidelity Advisor Freedom 2030 Fund
May 2012	5%	7%	0%	0%
December 2012	49%	54%	73%	68%
Fidelity Advisor Freedom 2035 Fund
May 2012	11%	24%	0%	0%
December 2012	63%	70%	100%	93%
Fidelity Advisor Freedom 2040 Fund
May 2012	10%	26%	0%	0%
December 2012	63%	71%	100%	94%
Fidelity Advisor Freedom 2045 Fund
May 2012	13%	32%	0%	0%
December 2012	65%	72%	100%	94%
Fidelity Advisor Freedom 2050 Fund
May 2012	20%	0%	0%	0%
December 2012	70%	78%	100%	100%
Fidelity Advisor Freedom 2055 Fund
May 2012	35%	0%	0%	0%
December 2012	79%	87%	0%	100%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0513
1.792134.109

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 - Institutional Class

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund®	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom® 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	4.75%	4.45%	4.40%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
$10,000
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$15,180 Fidelity Advisor Freedom Income Fund - Institutional Class

$16,226 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	6.11%	4.04%	4.96%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,200
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$15,768 Fidelity Advisor Freedom 2005 Fund - Institutional Class
$16,185 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.56%	4.71%	5.61%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$16,974 Fidelity Advisor Freedom 2010 Fund - Institutional Class

$16,226 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.74%	4.53%	5.65%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$16,765 Fidelity Advisor Freedom 2015 Fund - Institutional Class

$17,990 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	8.28%	4.11%	6.13%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$17,797 Fidelity Advisor Freedom 2020 Fund - Institutional Class

$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.29%	4.24%	5.80%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$16,994 Fidelity Advisor Freedom 2025 Fund - Institutional Class

$17,990 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.47%	3.58%	6.18%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$17,887 Fidelity Advisor Freedom 2030 Fund - Institutional Class

$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.10%	3.62%	5.65%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

18,000
16,000
14,000
12,000
10,000
9,000
$7,700
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13
Period Ending Values
$16,775 Fidelity Advisor Freedom 2035 Fund - InstitutionalClass
$17,990 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.24%	3.47%	6.36%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
18,000
16,000
14,000
12,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$18,181 Fidelity Advisor Freedom 2040 Fund - Institutional Class

$19,494 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.43%	3.44%	3.63%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$5,900
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$12,760 Fidelity Advisor Freedom 2045 Fund - Institutional Class

$14,131 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.55%	3.24%	3.47%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,700
2006
2007
2008
2009
2010
2011
2012
'13

Period Ending Values

$12,625 Fidelity Advisor Freedom 2050 Fund - InstitutionalClass

$14,131 S&P 500 Index

Annual Report

Fidelity Advisor Freedom® 2055 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Institutional Class	10.84%	6.07%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Institutional Class on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
8,500
$8,300
2011
2012
'13

Period Ending Values

$11,141 Fidelity Advisor Freedom 2055 Fund - Institutional Class

$12,433 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%. In the fixed-income arena, U.S. high-yield bonds benefited from investors' overall willingness to take on more risk, with The BofA Merrill LynchSM US High Yield Constrained Index adding 13.06% for the period. The shift away from perceived safety left U.S. investment-grade debt with a relatively modest 3.77% gain for the year, as measured by the Barclays® U.S. Aggregate Bond Index.

Comments from Christopher Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: For the year, the Institutional Class shares of each of the Advisor Freedom Funds delivered a positive absolute return. Funds with the longest time horizons until retirement - which have higher allocations to underlying equity and higher-yielding debt funds - posted the best results, rising into low double-digit territory. These results were consistent with what we would expect in an environment where investors preferred higher-risk asset classes, especially equities, in search of the potential for outsized returns. In relative terms, the Institutional Class shares of each of the Advisor Freedom Funds - except Advisor Freedom Income Fund - trailed its respective Composite index, hampered by underperformance among the underlying funds in the U.S. equity asset class. (For specific Fund results, please refer to the performance section of this report.) Although equities provided a nice lift during the period, the Funds' investments in U.S. stocks struggled to keep pace with the market, as represented by the Dow Jones U.S. Total Stock Market IndexSM, which returned 14.48%. The majority of the underlying U.S. equity funds trailed the Dow Jones index, which hindered the relative performance of Funds with greater allocations to this asset class. Fidelity® Series All-Sector Equity Fund, Fidelity® Series Large Cap Value Fund and Fidelity Advisor® Equity Growth Fund were among the most significant detractors. The Funds' investments in commodities - represented by Fidelity Series Commodity Strategy Fund - also finished behind the Dow Jones index and dragged on relative performance. Commodities faced an uphill battle and lost ground, as investors chose to take profits in the precious metals segment during the second half of the period, while severe weather for most of the year weighed on the agricultural subsector. Shifting to the non-U.S. equity asset class, each of the three underlying funds focused on developed markets outperformed the 11.40% return of the MSCI® EAFE® Index. On the downside, Fidelity Series Emerging Markets Fund hurt relative performance because it struggled amid lackluster prospects for economic growth within developing countries. Turning to the Funds' fixed-income asset classes, high-quality bonds largely produced positive absolute returns throughout the past year. In an effort to buoy the economy, the Federal Reserve kept interest rates low. However, Treasury yields still fell below the current inflation rate, which created a challenging environment for fixed-income investors. As such, the most conservative investment-grade bonds - U.S. government securities - delivered the most modest result, while the riskiest segment of the overall bond market, high-yield debt, experienced the strongest return. Thanks to the Funds' highly diversified portfolio of debt instruments, the aggregate performance of the bond asset class handily outpaced the 3.77% result of the Barclays® U.S. Aggregate Bond Index. Five of the six underlying funds beat the Barclays index. Core holding Fidelity Series Investment Grade Bond Fund solidly outpaced the benchmark, while Fidelity Series High Income Fund and Fidelity Series Real Estate Income Fund also provided a powerful boost. In the short-term debt asset class, Fidelity Advisor® Short Fixed-Income Fund propelled the Funds' aggregate performance here, topping the 0.13% return of the Barclays® U.S. 3 Month Treasury Bellwether Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,022.30	$ 1.26
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,020.90	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,017.80	$ 5.03
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,023.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,034.00	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,032.50	$ 2.53
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,030.20	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.30	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,044.70	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,042.90	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,040.60	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.00	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,045.90	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,044.80	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,041.80	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,042.20	$ 5.09
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,047.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,050.60	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,049.50	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,046.40	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,046.60	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,060.60	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,058.70	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,056.70	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,062.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,063.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,061.70	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,058.80	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,059.10	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,064.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,072.20	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,070.80	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,067.40	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,067.50	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,072.90	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,072.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,071.70	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,069.10	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,068.60	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,073.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,075.10	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,074.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,071.40	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,071.50	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,076.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,076.80	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.30	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,072.30	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,072.90	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,078.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,079.00	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,077.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,075.60	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,081.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	2.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.8	1.5
Fidelity Advisor Growth & Income Fund Institutional Class	0.9	1.9
Fidelity Advisor Large Cap Fund Institutional Class	1.0	1.7
Fidelity Advisor Series Equity-Income Fund	1.3	0.0
Fidelity Advisor Series Mega Cap Fund	0.3	0.0
Fidelity Advisor Series Opportunistic Insights Fund	0.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1.3	0.0
Fidelity Advisor Small Cap Fund Institutional Class	0.7	0.6
Fidelity Series 100 Index Fund	0.3	1.3
Fidelity Series All-Sector Equity Fund	2.3	2.7
Fidelity Series Large Cap Value Fund	1.3	2.5
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	0.8	0.6
	13.1	13.0
Developed International Equity Funds
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.4	0.4
Fidelity Series International Value Fund	2.0	1.9
	4.4	4.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.2	1.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.5	0.5
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.9	4.7
Fidelity Series Real Estate Income Fund	0.4	0.6
	6.9	6.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	11.4	11.9
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.5	21.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	17.9	17.8
Fidelity Institutional Money Market Portfolio Institutional Class	21.7	21.5
	39.6	39.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	1.9%
Domestic Equity Funds	13.1%
Developed International Equity Funds	4.4%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	21.5%
Short-Term Funds	39.6%

Six months ago
Commodity Funds	2.1%
Domestic Equity Funds	13.0%
Developed International Equity Funds	4.3%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	6.9%
Inflation-Protected Bond Funds	11.9%
Investment Grade Bond Funds	21.3%
Short-Term Funds	39.3%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	23.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	730,523	$ 6,348,249
Domestic Equity Funds - 13.1%
Fidelity Advisor Equity Growth Fund Institutional Class	80,594	5,710,077
Fidelity Advisor Growth & Income Fund Institutional Class	137,178	3,030,254
Fidelity Advisor Large Cap Fund Institutional Class	128,967	3,065,549
Fidelity Advisor Series Equity-Income Fund	378,976	4,217,999
Fidelity Advisor Series Mega Cap Fund	85,488	944,641
Fidelity Advisor Series Opportunistic Insights Fund	270,476	2,977,939
Fidelity Advisor Series Stock Selector Large Cap Value Fund	378,617	4,236,726
Fidelity Advisor Small Cap Fund Institutional Class	86,852	2,340,665
Fidelity Series 100 Index Fund	90,164	930,494
Fidelity Series All-Sector Equity Fund	593,285	7,623,707
Fidelity Series Large Cap Value Fund	375,096	4,366,121
Fidelity Series Real Estate Equity Fund	50,047	651,607
Fidelity Series Small Cap Opportunities Fund	220,678	2,720,966
TOTAL DOMESTIC EQUITY FUNDS		42,816,745
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,229,824)		49,164,994
International Equity Funds - 5.6%

Developed International Equity Funds - 4.4%
Fidelity Series International Growth Fund	518,359	6,557,246
Fidelity Series International Small Cap Fund	97,940	1,343,743
Fidelity Series International Value Fund	665,561	6,535,805
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,436,794
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	235,115	3,933,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,970,277)		18,370,265
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	148,672	$ 1,617,547
Fidelity Series Floating Rate High Income Fund	339,243	3,606,153
Fidelity Series High Income Fund	1,529,701	16,077,152
Fidelity Series Real Estate Income Fund	102,973	1,201,698
TOTAL HIGH YIELD BOND FUNDS		22,502,550
Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund	3,280,426	37,364,057
Investment Grade Bond Funds - 21.5%
Fidelity Series Investment Grade Bond Fund	6,120,274	70,566,759
TOTAL BOND FUNDS (Cost $123,255,421)		130,433,366
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,246,764	58,469,712
Fidelity Institutional Money Market Portfolio Institutional Class	71,120,992	71,120,992
TOTAL SHORT-TERM FUNDS (Cost $128,762,530)		129,590,704
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $308,218,052)		327,559,329
NET OTHER ASSETS (LIABILITIES) - 0.0%		(73,808)
NET ASSETS - 100%		$ 327,485,521
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $308,218,052) - See accompanying schedule		$ 327,559,329
Receivable for investments sold		573,754
Receivable for fund shares sold		275,056
Receivable from affiliate for expense reductions		63
Total assets		328,408,202

Liabilities
Payable for investments purchased	$ 2,944
Payable for fund shares redeemed	844,640
Distribution and service plan fees payable	75,097
Total liabilities		922,681

Net Assets		$ 327,485,521
Net Assets consist of:
Paid in capital		$ 304,968,503
Undistributed net investment income		251,012
Accumulated undistributed net realized gain (loss) on investments		2,924,729
Net unrealized appreciation (depreciation) on investments		19,341,277
Net Assets		$ 327,485,521

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,876,416 ÷ 15,782,090 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($53,734,149 ÷ 4,798,915 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($2,293,628 ÷ 204,985 shares)A		$ 11.19

Class C: Net Asset Value and offering price per share ($16,605,743 ÷ 1,484,974 shares)A		$ 11.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($77,975,585 ÷ 6,941,093 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 4,201,239

Expenses
Distribution and service plan fees	$ 895,238
Independent trustees' compensation	1,142
Total expenses before reductions	896,380
Expense reductions	(1,142)	895,238
Net investment income (loss)		3,306,001
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,989,110
Capital gain distributions from underlying funds	4,974,360
Total net realized gain (loss)		6,963,470
Change in net unrealized appreciation (depreciation) on underlying funds		3,721,536
Net gain (loss)		10,685,006
Net increase (decrease) in net assets resulting from operations		$ 13,991,007

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,306,001	$ 3,691,556
Net realized gain (loss)	6,963,470	4,714,552
Change in net unrealized appreciation (depreciation)	3,721,536	871,075
Net increase (decrease) in net assets resulting from operations	13,991,007	9,277,183
Distributions to shareholders from net investment income	(3,274,495)	(3,668,106)
Distributions to shareholders from net realized gain	(4,055,113)	(2,101,589)
Total distributions	(7,329,608)	(5,769,695)
Share transactions - net increase (decrease)	17,611,622	31,446,678
Total increase (decrease) in net assets	24,273,021	34,954,166

Net Assets
Beginning of period	303,212,500	268,258,334
End of period (including undistributed net investment income of $251,012 and undistributed net investment income of $219,506, respectively)	$ 327,485,521	$ 303,212,500

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.85	$ 10.35	$ 8.74	$ 10.46
Income from Investment Operations
Net investment income (loss) C	.12	.15	.16	.22	.29
Net realized and unrealized gain (loss)	.37	.21	.57	1.66	(1.60)
Total from investment operations	.49	.36	.73	1.88	(1.31)
Distributions from net investment income	(.12)	(.15)	(.16)	(.22)	(.30)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.26)	(.23)	(.23)	(.27) F	(.41)
Net asset value, end of period	$ 11.21	$ 10.98	$ 10.85	$ 10.35	$ 8.74
Total Return A, B	4.53%	3.34%	7.11%	21.74%	(12.78)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.08%	1.37%	1.48%	2.19%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,876	$ 166,658	$ 157,695	$ 142,691	$ 93,865
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.34	$ 8.73	$ 10.45
Income from Investment Operations
Net investment income (loss) C	.09	.12	.13	.19	.27
Net realized and unrealized gain (loss)	.38	.20	.57	1.67	(1.61)
Total from investment operations	.47	.32	.70	1.86	(1.34)
Distributions from net investment income	(.09)	(.12)	(.13)	(.19)	(.27)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.23)	(.20)	(.20)	(.25) F	(.38)
Net asset value, end of period	$ 11.20	$ 10.96	$ 10.84	$ 10.34	$ 8.73
Total Return A, B	4.35%	3.01%	6.85%	21.47%	(13.03)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.83%	1.12%	1.23%	1.94%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,734	$ 56,246	$ 57,404	$ 52,047	$ 42,675
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.44
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.37	.19	.58	1.67	(1.60)
Total from investment operations	.41	.26	.66	1.81	(1.38)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.23)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.14) G	(.15)	(.20) F	(.34)
Net asset value, end of period	$ 11.19	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return A, B	3.80%	2.47%	6.39%	20.86%	(13.48)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294	$ 2,889	$ 3,938	$ 5,319	$ 4,282
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.84	$ 10.33	$ 8.72	$ 10.43
Income from Investment Operations
Net investment income (loss) C	.04	.07	.08	.14	.22
Net realized and unrealized gain (loss)	.36	.20	.58	1.67	(1.60)
Total from investment operations	.40	.27	.66	1.81	(1.38)
Distributions from net investment income	(.04)	(.07)	(.08)	(.14)	(.22)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.18)	(.15)	(.15)	(.20) F	(.33)
Net asset value, end of period	$ 11.18	$ 10.96	$ 10.84	$ 10.33	$ 8.72
Total Return A, B	3.70%	2.50%	6.42%	20.83%	(13.41)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.33%	.62%	.73%	1.44%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,606	$ 17,170	$ 16,581	$ 14,697	$ 11,362
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.87	$ 10.37	$ 8.75	$ 10.48
Income from Investment Operations
Net investment income (loss) B	.15	.18	.18	.24	.31
Net realized and unrealized gain (loss)	.37	.20	.57	1.68	(1.61)
Total from investment operations	.52	.38	.75	1.92	(1.30)
Distributions from net investment income	(.14)	(.17)	(.19)	(.24)	(.32)
Distributions from net realized gain	(.14)	(.08)	(.07)	(.06)	(.11)
Total distributions	(.29) H	(.25)	(.25) G	(.30) F	(.43)
Net asset value, end of period	$ 11.23	$ 11.00	$ 10.87	$ 10.37	$ 8.75
Total Return A	4.75%	3.58%	7.36%	22.16%	(12.63)%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expense net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.33%	1.62%	1.73%	2.44%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,976	$ 60,248	$ 32,640	$ 18,137	$ 8,461
Portfolio turnover rate	17%	24%	35%	31%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.7	4.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.0	2.7
Fidelity Advisor Growth & Income Fund Institutional Class	1.6	3.2
Fidelity Advisor Large Cap Fund Institutional Class	1.6	3.0
Fidelity Advisor Series Equity-Income Fund	2.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.5	0.0
Fidelity Advisor Series Opportunistic Insights Fund	1.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.2	1.1
Fidelity Series 100 Index Fund	0.5	2.2
Fidelity Series All-Sector Equity Fund	4.0	4.7
Fidelity Series Large Cap Value Fund	2.3	4.4
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.4	1.2
	22.3	22.8
Developed International Equity Funds
Fidelity Series International Growth Fund	3.4	3.4
Fidelity Series International Small Cap Fund	0.7	0.7
Fidelity Series International Value Fund	3.3	3.4
	7.4	7.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	2.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	7.0	6.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.1	9.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	18.1	18.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	13.7	12.8
Fidelity Institutional Money Market Portfolio Institutional Class	16.7	15.8
	30.4	28.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.7%
Domestic Equity Funds	22.3%
Developed International Equity Funds	7.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	18.1%
Short-Term Funds	30.4%

Six months ago
Commodity Funds	4.1%
Domestic Equity Funds	22.8%
Developed International Equity Funds	7.5%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.8%
Inflation-Protected Bond Funds	9.6%
Investment Grade Bond Funds	18.4%
Short-Term Funds	28.6%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	6.8%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	19.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 26.0%
	Shares	Value
Commodity Funds - 3.7%
Fidelity Series Commodity Strategy Fund (a)	1,335,591	$ 11,606,286
Domestic Equity Funds - 22.3%
Fidelity Advisor Equity Growth Fund Institutional Class	130,696	9,259,781
Fidelity Advisor Growth & Income Fund Institutional Class	223,309	4,932,891
Fidelity Advisor Large Cap Fund Institutional Class	207,794	4,939,271
Fidelity Advisor Series Equity-Income Fund	600,019	6,678,206
Fidelity Advisor Series Mega Cap Fund	134,505	1,486,283
Fidelity Advisor Series Opportunistic Insights Fund	428,590	4,718,776
Fidelity Advisor Series Stock Selector Large Cap Value Fund	600,345	6,717,864
Fidelity Advisor Small Cap Fund Institutional Class	140,676	3,791,219
Fidelity Series 100 Index Fund	149,638	1,544,268
Fidelity Series All-Sector Equity Fund	960,764	12,345,820
Fidelity Series Large Cap Value Fund	617,627	7,189,173
Fidelity Series Real Estate Equity Fund	85,123	1,108,307
Fidelity Series Small Cap Opportunities Fund	357,958	4,413,628
TOTAL DOMESTIC EQUITY FUNDS		69,125,487
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,661,104)		80,731,773
International Equity Funds - 9.4%

Developed International Equity Funds - 7.4%
Fidelity Series International Growth Fund	821,874	10,396,703
Fidelity Series International Small Cap Fund	156,326	2,144,791
Fidelity Series International Value Fund	1,047,420	10,285,665
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,827,159
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	379,714	6,352,622
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,487,710)		29,179,781
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	176,713	$ 1,922,638
Fidelity Series Floating Rate High Income Fund	318,726	3,388,054
Fidelity Series High Income Fund	1,424,029	14,966,543
Fidelity Series Real Estate Income Fund	125,008	1,458,849
TOTAL HIGH YIELD BOND FUNDS		21,736,084
Inflation-Protected Bond Funds - 9.1%
Fidelity Series Inflation-Protected Bond Index Fund	2,480,557	28,253,550
Investment Grade Bond Funds - 18.1%
Fidelity Series Investment Grade Bond Fund	4,855,310	55,981,719
TOTAL BOND FUNDS (Cost $100,813,222)		105,971,353
Short-Term Funds - 30.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,542,785	42,520,470
Fidelity Institutional Money Market Portfolio Institutional Class	51,920,042	51,920,042
TOTAL SHORT-TERM FUNDS (Cost $93,866,282)		94,440,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $290,828,318)		310,323,419
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,283)
NET ASSETS - 100%		$ 310,263,136
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $290,828,318) - See accompanying schedule		$ 310,323,419
Cash		9
Receivable for fund shares sold		591,594
Receivable from affiliate for expense reductions		124
Total assets		310,915,146

Liabilities
Payable for investments purchased	$ 277,658
Payable for fund shares redeemed	313,597
Distribution and service plan fees payable	60,755
Total liabilities		652,010

Net Assets		$ 310,263,136
Net Assets consist of:
Paid in capital		$ 289,554,695
Undistributed net investment income		456,715
Accumulated undistributed net realized gain (loss) on investments		756,625
Net unrealized appreciation (depreciation) on investments		19,495,101
Net Assets		$ 310,263,136

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($204,417,698 ÷ 17,180,177 shares)		$ 11.90

Maximum offering price per share (100/94.25 of $11.90)		$ 12.63
Class T: Net Asset Value and redemption price per share ($26,200,783 ÷ 2,202,327 shares)		$ 11.90

Maximum offering price per share (100/96.50 of $11.90)		$ 12.33
Class B: Net Asset Value and offering price per share ($1,162,317 ÷ 97,454 shares)A		$ 11.93

Class C: Net Asset Value and offering price per share ($8,118,357 ÷ 683,764 shares)A		$ 11.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,363,981 ÷ 5,878,961 shares)		$ 11.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 4,014,646

Expenses
Distribution and service plan fees	$ 691,587
Independent trustees' compensation	1,027
Total expenses before reductions	692,614
Expense reductions	(1,027)	691,587
Net investment income		3,323,059
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,776,161
Capital gain distributions from underlying funds	4,943,576
Total net realized gain (loss)		12,719,737
Change in net unrealized appreciation (depreciation) on underlying funds		462,584
Net gain (loss)		13,182,321
Net increase (decrease) in net assets resulting from operations		$ 16,505,380

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,323,059	$ 3,460,669
Net realized gain (loss)	12,719,737	5,192,572
Change in net unrealized appreciation (depreciation)	462,584	(1,891,328)
Net increase (decrease) in net assets resulting from operations	16,505,380	6,761,913
Distributions to shareholders from net investment income	(3,357,002)	(3,346,222)
Distributions to shareholders from net realized gain	(1,779,655)	(2,914,928)
Total distributions	(5,136,657)	(6,261,150)
Share transactions - net increase (decrease)	26,042,535	27,220,944
Total increase (decrease) in net assets	37,411,258	27,721,707

Net Assets
Beginning of period	272,851,878	245,130,171
End of period (including undistributed net investment income of $456,715 and undistributed net investment income of $490,658, respectively)	$ 310,263,136	$ 272,851,878

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.40
Income from Investment Operations
Net investment income (loss) C	.13	.15	.15	.20	.27
Net realized and unrealized gain (loss)	.53	.13	.97	2.53	(3.06)
Total from investment operations	.66	.28	1.12	2.73	(2.79)
Distributions from net investment income	(.13)	(.15)	(.15)	(.19)	(.28)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.21) F	(.28)	(.24)	(.26)	(.51)
Net asset value, end of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return A,B	5.79%	2.53%	10.72%	33.91%	(25.09)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.16%	1.37%	1.37%	2.01%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,418	$ 193,977	$ 177,385	$ 155,482	$ 88,593
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.45	$ 10.57	$ 8.10	$ 11.39
Income from Investment Operations
Net investment income (loss) C	.11	.13	.12	.17	.25
Net realized and unrealized gain (loss)	.52	.12	.97	2.54	(3.06)
Total from investment operations	.63	.25	1.09	2.71	(2.81)
Distributions from net investment income	(.11)	(.12)	(.12)	(.17)	(.25)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.18)	(.25)	(.21)	(.24)	(.48)
Net asset value, end of period	$ 11.90	$ 11.45	$ 11.45	$ 10.57	$ 8.10
Total Return A,B	5.56%	2.25%	10.42%	33.61%	(25.27)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.91%	1.12%	1.12%	1.76%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,201	$ 22,316	$ 21,658	$ 23,113	$ 14,437
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.45	$ 10.56	$ 8.09	$ 11.37
Income from Investment Operations
Net investment income (loss) C	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.52	.12	.97	2.53	(3.06)
Total from investment operations	.57	.19	1.04	2.65	(2.86)
Distributions from net investment income	(.04)	(.05)	(.07)	(.11)	(.19)
Distributions from net realized gain	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.11)	(.17)	(.15) F	(.18)	(.42)
Net asset value, end of period	$ 11.93	$ 11.47	$ 11.45	$ 10.56	$ 8.09
Total Return A,B	5.00%	1.73%	9.94%	32.90%	(25.69)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,162	$ 1,571	$ 2,338	$ 2,986	$ 2,692
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.42	$ 10.54	$ 8.08	$ 11.34
Income from Investment Operations
Net investment income (loss) C	.05	.07	.07	.12	.20
Net realized and unrealized gain (loss)	.52	.11	.97	2.53	(3.04)
Total from investment operations	.57	.18	1.04	2.65	(2.84)
Distributions from net investment income	(.05)	(.07)	(.07)	(.12)	(.19)
Distributions from net realized gain	(.07)	(.12)	(.09)	(.07)	(.23)
Total distributions	(.12)	(.18) F	(.16)	(.19)	(.42)
Net asset value, end of period	$ 11.87	$ 11.42	$ 11.42	$ 10.54	$ 8.08
Total Return A,B	5.01%	1.66%	9.91%	32.90%	(25.61)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.41%	.62%	.62%	1.26%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,118	$ 8,053	$ 8,679	$ 9,377	$ 6,761
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.52	$ 10.63	$ 8.14	$ 11.46
Income from Investment Operations
Net investment income (loss) B	.16	.18	.18	.22	.29
Net realized and unrealized gain (loss)	.53	.11	.98	2.55	(3.07)
Total from investment operations	.69	.29	1.16	2.77	(2.78)
Distributions from net investment income	(.16)	(.18)	(.18)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.13)	(.09)	(.07)	(.23)
Total distributions	(.23)	(.30) F	(.27)	(.28)	(.54)
Net asset value, end of period	$ 11.97	$ 11.51	$ 11.52	$ 10.63	$ 8.14
Total Return A	6.11%	2.67%	11.02%	34.28%	(24.93)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.41%	1.62%	1.62%	2.26%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,364	$ 46,935	$ 35,069	$ 18,775	$ 9,313
Portfolio turnover rate	23%	28%	41%	35%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.1	5.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.1	3.6
Fidelity Advisor Growth & Income Fund Institutional Class	2.2	4.4
Fidelity Advisor Large Cap Fund Institutional Class	2.2	4.1
Fidelity Advisor Series Equity-Income Fund	3.0	0.0
Fidelity Advisor Series Mega Cap Fund	0.7	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.1	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.5
Fidelity Series 100 Index Fund	0.7	2.9
Fidelity Series All-Sector Equity Fund	5.4	6.3
Fidelity Series Large Cap Value Fund	3.1	6.0
Fidelity Series Real Estate Equity Fund	0.5	0.4
Fidelity Series Small Cap Opportunities Fund	1.9	1.5
	30.7	30.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.6	4.6
Fidelity Series International Small Cap Fund	0.9	0.9
Fidelity Series International Value Fund	4.6	4.6
	10.1	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.8	2.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.2	1.2
Fidelity Series High Income Fund	4.8	4.7
Fidelity Series Real Estate Income Fund	0.5	0.6
	7.1	7.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	10.0	10.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.6	22.0
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.7	5.2
Fidelity Institutional Money Market Portfolio Institutional Class	6.9	6.2
	12.6	11.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.1%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.0%
Investment Grade Bond Funds	21.6%
Short-Term Funds	12.6%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	30.7%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.1%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	22.0%
Short-Term Funds	11.4%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	23.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund (a)	5,307,840	$ 46,125,134
Domestic Equity Funds - 30.7%
Fidelity Advisor Equity Growth Fund Institutional Class	525,848	37,256,333
Fidelity Advisor Growth & Income Fund Institutional Class	898,349	19,844,540
Fidelity Advisor Large Cap Fund Institutional Class	842,285	20,021,126
Fidelity Advisor Series Equity-Income Fund	2,497,487	27,797,031
Fidelity Advisor Series Mega Cap Fund	562,257	6,212,935
Fidelity Advisor Series Opportunistic Insights Fund	1,781,756	19,617,134
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,494,070	27,908,639
Fidelity Advisor Small Cap Fund Institutional Class	566,475	15,266,503
Fidelity Series 100 Index Fund	598,223	6,173,658
Fidelity Series All-Sector Equity Fund	3,861,521	49,620,547
Fidelity Series Large Cap Value Fund	2,423,182	28,205,834
Fidelity Series Real Estate Equity Fund	318,381	4,145,322
Fidelity Series Small Cap Opportunities Fund	1,441,398	17,772,438
TOTAL DOMESTIC EQUITY FUNDS		279,842,040
TOTAL DOMESTIC EQUITY FUNDS (Cost $292,959,306)		325,967,174
International Equity Funds - 12.9%

Developed International Equity Funds - 10.1%
Fidelity Series International Growth Fund	3,324,828	42,059,080
Fidelity Series International Small Cap Fund	627,031	8,602,872
Fidelity Series International Value Fund	4,255,871	41,792,652
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		92,454,604
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	1,508,478	25,236,844
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,230,460)		117,691,448
Bond Funds - 38.7%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	528,571	$ 5,750,850
Fidelity Series Floating Rate High Income Fund	991,747	10,542,272
Fidelity Series High Income Fund	4,117,407	43,273,952
Fidelity Series Real Estate Income Fund	405,885	4,736,681
TOTAL HIGH YIELD BOND FUNDS		64,303,755
Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund	8,000,636	91,127,240
Investment Grade Bond Funds - 21.6%
Fidelity Series Investment Grade Bond Fund	17,050,450	196,591,693
TOTAL BOND FUNDS (Cost $337,333,331)		352,022,688
Short-Term Funds - 12.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,541,785	51,871,108
Fidelity Institutional Money Market Portfolio Institutional Class	63,172,497	63,172,497
TOTAL SHORT-TERM FUNDS (Cost $114,892,054)		115,043,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $851,415,151)		910,724,915
NET OTHER ASSETS (LIABILITIES) - 0.0%		(204,375)
NET ASSETS - 100%		$ 910,520,540
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $851,415,151) - See accompanying schedule		$ 910,724,915
Receivable for investments sold		606,911
Receivable for fund shares sold		551,982
Receivable from affiliate for expense reductions		67
Total assets		911,883,875

Liabilities
Payable for investments purchased	$ 13,146
Payable for fund shares redeemed	1,147,043
Distribution and service plan fees payable	203,146
Total liabilities		1,363,335

Net Assets		$ 910,520,540
Net Assets consist of:
Paid in capital		$ 842,882,581
Undistributed net investment income		1,298,681
Accumulated undistributed net realized gain (loss) on investments		7,029,514
Net unrealized appreciation (depreciation) on investments		59,309,764
Net Assets		$ 910,520,540

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($540,979,627 ÷ 43,288,038 shares)		$ 12.50

Maximum offering price per share (100/94.25 of $12.50)		$ 13.26
Class T: Net Asset Value and redemption price per share ($127,353,065 ÷ 10,219,403 shares)		$ 12.46

Maximum offering price per share (100/96.50 of $12.46)		$ 12.91
Class B: Net Asset Value and offering price per share ($6,474,340 ÷ 518,448 shares)A		$ 12.49

Class C: Net Asset Value and offering price per share ($38,561,995 ÷ 3,111,743 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,151,513 ÷ 15,710,835 shares)		$ 12.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 13,902,058

Expenses
Distribution and service plan fees	$ 2,423,789
Independent trustees' compensation	3,206
Total expenses before reductions	2,426,995
Expense reductions	(3,206)	2,423,789
Net investment income		11,478,269
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	35,773,452
Capital gain distributions from underlying funds	18,727,813
Total net realized gain (loss)		54,501,265
Change in net unrealized appreciation (depreciation) on underlying funds		(4,153,489)
Net gain (loss)		50,347,776
Net increase (decrease) in net assets resulting from operations		$ 61,826,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,478,269	$ 12,180,618
Net realized gain (loss)	54,501,265	36,518,657
Change in net unrealized appreciation (depreciation)	(4,153,489)	(26,218,587)
Net increase (decrease) in net assets resulting from operations	61,826,045	22,480,688
Distributions to shareholders from net investment income	(11,763,830)	(11,889,345)
Distributions to shareholders from net realized gain	(6,303,241)	(11,297,317)
Total distributions	(18,067,071)	(23,186,662)
Share transactions - net increase (decrease)	(22,088,856)	24,335,850
Total increase (decrease) in net assets	21,670,118	23,629,876

Net Assets
Beginning of period	888,850,422	865,220,546
End of period (including undistributed net investment income of $1,298,681 and undistributed net investment income of $1,584,243, respectively)	$ 910,520,540	$ 888,850,422

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.92	$ 10.87	$ 8.19	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.16	.17	.15	.21	.27
Net realized and unrealized gain (loss)	.70	.12	1.17	2.76	(3.28)
Total from investment operations	.86	.29	1.32	2.97	(3.01)
Distributions from net investment income	(.16)	(.17)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.25)	(.32) G	(.27)	(.29) F	(.58)
Net asset value, end of period	$ 12.50	$ 11.89	$ 11.92	$ 10.87	$ 8.19
Total Return A, B	7.33%	2.63%	12.27%	36.51%	(26.36)%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income	1.33%	1.48%	1.38%	2.04%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 540,980	$ 552,770	$ 536,999	$ 478,025	$ 339,203
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.88	$ 10.83	$ 8.16	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.13	.14	.13	.18	.25
Net realized and unrealized gain (loss)	.69	.13	1.15	2.76	(3.28)
Total from investment operations	.82	.27	1.28	2.94	(3.03)
Distributions from net investment income	(.13)	(.14)	(.13)	(.19)	(.25)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.22)	(.29) G	(.23)	(.27) F	(.55)
Net asset value, end of period	$ 12.46	$ 11.86	$ 11.88	$ 10.83	$ 8.16
Total Return A, B	6.98%	2.43%	11.95%	36.19%	(26.57)%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income	1.08%	1.23%	1.13%	1.79%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,353	$ 132,044	$ 152,126	$ 204,059	$ 163,842
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.87	$ 10.82	$ 8.15	$ 11.70
Income from Investment Operations
Net investment income (loss) C	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.70	.13	1.15	2.76	(3.26)
Total from investment operations	.77	.21	1.22	2.89	(3.06)
Distributions from net investment income	(.06)	(.07)	(.07)	(.13)	(.19)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.15)	(.21) G	(.17)	(.22) F	(.49)
Net asset value, end of period	$ 12.49	$ 11.87	$ 11.87	$ 10.82	$ 8.15
Total Return A, B	6.51%	1.90%	11.37%	35.54%	(26.92)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	.58%	.73%	.63%	1.29%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,474	$ 9,154	$ 15,842	$ 22,468	$ 19,950
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.81	$ 10.78	$ 8.13	$ 11.67
Income from Investment Operations
Net investment income (loss) C	.07	.08	.07	.13	.20
Net realized and unrealized gain (loss)	.69	.13	1.14	2.74	(3.25)
Total from investment operations	.76	.21	1.21	2.87	(3.05)
Distributions from net investment income	(.07)	(.08)	(.08)	(.14)	(.19)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.30)
Total distributions	(.16)	(.23)	(.18)	(.22) F	(.49)
Net asset value, end of period	$ 12.39	$ 11.79	$ 11.81	$ 10.78	$ 8.13
Total Return A, B	6.49%	1.90%	11.33%	35.45%	(26.88)%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	.58%	.73%	.63%	1.29%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,562	$ 38,423	$ 44,764	$ 47,178	$ 37,524
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.96	$ 10.91	$ 8.22	$ 11.82
Income from Investment Operations
Net investment income (loss) B	.19	.20	.18	.23	.30
Net realized and unrealized gain (loss)	.70	.13	1.17	2.78	(3.30)
Total from investment operations	.89	.33	1.35	3.01	(3.00)
Distributions from net investment income	(.19)	(.20)	(.20)	(.23)	(.30)
Distributions from net realized gain	(.09)	(.16)	(.10)	(.08)	(.30)
Total distributions	(.28)	(.35) G	(.30)	(.32) F	(.60)
Net asset value, end of period	$ 12.55	$ 11.94	$ 11.96	$ 10.91	$ 8.22
Total Return A	7.56%	2.97%	12.50%	36.80%	(26.16)%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58%	1.73%	1.63%	2.29%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,152	$ 156,459	$ 115,490	$ 75,569	$ 41,737
Portfolio turnover rate	26%	25%	41%	42%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.4	5.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.3	3.8
Fidelity Advisor Growth & Income Fund Institutional Class	2.3	4.5
Fidelity Advisor Large Cap Fund Institutional Class	2.3	4.2
Fidelity Advisor Series Equity-Income Fund	3.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.7	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.2	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.5
Fidelity Series 100 Index Fund	0.7	3.0
Fidelity Series All-Sector Equity Fund	5.7	6.5
Fidelity Series Large Cap Value Fund	3.2	6.1
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.1	1.6
	32.0	31.7
Developed International Equity Funds
Fidelity Series International Growth Fund	4.8	4.8
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.7	4.7
	10.5	10.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.9	3.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.1
Fidelity Series High Income Fund	4.7	4.7
Fidelity Series Real Estate Income Fund	0.6	0.6
	7.0	7.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	9.9	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.6	22.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	4.3
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
	9.7	9.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.4%
Domestic Equity Funds	32.0%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.7%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	31.7%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	10.1%
Investment Grade Bond Funds	22.6%
Short-Term Funds	9.5%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	10.3%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	24.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 37.4%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund (a)	12,083,746	$ 105,007,756
Domestic Equity Funds - 32.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1,194,883	84,657,466
Fidelity Advisor Growth & Income Fund Institutional Class	2,031,381	44,873,207
Fidelity Advisor Large Cap Fund Institutional Class	1,904,672	45,274,051
Fidelity Advisor Series Equity-Income Fund	5,518,080	61,416,234
Fidelity Advisor Series Mega Cap Fund	1,239,188	13,693,032
Fidelity Advisor Series Opportunistic Insights Fund	3,937,975	43,357,108
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,511,022	61,668,338
Fidelity Advisor Small Cap Fund Institutional Class	1,287,853	34,707,632
Fidelity Series 100 Index Fund	1,348,681	13,918,390
Fidelity Series All-Sector Equity Fund	8,743,322	112,351,689
Fidelity Series Large Cap Value Fund	5,441,171	63,335,231
Fidelity Series Real Estate Equity Fund	725,471	9,445,628
Fidelity Series Small Cap Opportunities Fund	3,276,025	40,393,393
TOTAL DOMESTIC EQUITY FUNDS		629,091,399
TOTAL DOMESTIC EQUITY FUNDS (Cost $651,533,536)		734,099,155
International Equity Funds - 13.4%

Developed International Equity Funds - 10.5%
Fidelity Series International Growth Fund	7,457,944	94,342,991
Fidelity Series International Small Cap Fund	1,404,121	19,264,544
Fidelity Series International Value Fund	9,543,567	93,717,826
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		207,325,361
Emerging Markets Equity Funds - 2.9%
Fidelity Series Emerging Markets Fund	3,392,835	56,762,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $231,741,283)		264,087,486
Bond Funds - 39.5%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,121,803	$ 12,205,213
Fidelity Series Floating Rate High Income Fund	2,019,348	21,465,667
Fidelity Series High Income Fund	8,788,566	92,367,830
Fidelity Series Real Estate Income Fund	951,107	11,099,419
TOTAL HIGH YIELD BOND FUNDS		137,138,129
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	17,122,504	195,025,325
Investment Grade Bond Funds - 22.6%
Fidelity Series Investment Grade Bond Fund	38,472,731	443,590,585
TOTAL BOND FUNDS (Cost $742,298,756)		775,754,039
Short-Term Funds - 9.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,238,724	86,474,459
Fidelity Institutional Money Market Portfolio Institutional Class	105,198,514	105,198,514
TOTAL SHORT-TERM FUNDS (Cost $190,161,244)		191,672,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,815,734,819)		1,965,613,653
NET OTHER ASSETS (LIABILITIES) - 0.0%		(441,328)
NET ASSETS - 100%		$ 1,965,172,325
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,815,734,819) - See accompanying schedule		$ 1,965,613,653
Receivable for investments sold		2,881,426
Receivable for fund shares sold		1,563,337
Receivable from affiliate for expense reductions		699
Total assets		1,970,059,115

Liabilities
Payable for investments purchased	$ 94
Payable for fund shares redeemed	4,472,776
Distribution and service plan fees payable	413,920
Total liabilities		4,886,790

Net Assets		$ 1,965,172,325
Net Assets consist of:
Paid in capital		$ 1,783,857,912
Undistributed net investment income		2,834,039
Accumulated undistributed net realized gain (loss) on investments		28,601,540
Net unrealized appreciation (depreciation) on investments		149,878,834
Net Assets		$ 1,965,172,325

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,181,020,177 ÷ 94,681,848 shares)		$ 12.47

Maximum offering price per share (100/94.25 of $12.47)		$ 13.23
Class T: Net Asset Value and redemption price per share ($227,022,345 ÷ 18,225,924 shares)		$ 12.46

Maximum offering price per share (100/96.50 of $12.46)		$ 12.91
Class B: Net Asset Value and offering price per share ($17,411,344 ÷ 1,399,205 shares)A		$ 12.44

Class C: Net Asset Value and offering price per share ($72,114,883 ÷ 5,822,033 shares)A		$ 12.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($467,603,576 ÷ 37,232,745 shares)		$ 12.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 29,346,058

Expenses
Distribution and service plan fees	$ 4,772,548
Independent trustees' compensation	6,594
Total expenses before reductions	4,779,142
Expense reductions	(6,594)	4,772,548
Net investment income (loss)		24,573,510
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	52,407,457
Capital gain distributions from underlying funds	40,456,566
Total net realized gain (loss)		92,864,023
Change in net unrealized appreciation (depreciation) on underlying funds		17,904,608
Net gain (loss)		110,768,631
Net increase (decrease) in net assets resulting from operations		$ 135,342,141

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,573,510	$ 23,538,138
Net realized gain (loss)	92,864,023	42,817,853
Change in net unrealized appreciation (depreciation)	17,904,608	(18,849,124)
Net increase (decrease) in net assets resulting from operations	135,342,141	47,506,867
Distributions to shareholders from net investment income	(24,816,448)	(22,803,456)
Distributions to shareholders from net realized gain	(13,437,037)	(21,487,940)
Total distributions	(38,253,485)	(44,291,396)
Share transactions - net increase (decrease)	111,574,961	170,418,837
Total increase (decrease) in net assets	208,663,617	173,634,308

Net Assets
Beginning of period	1,756,508,708	1,582,874,400
End of period (including undistributed net investment income of $2,834,039 and undistributed net investment income of $3,076,975, respectively)	$ 1,965,172,325	$ 1,756,508,708

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.87	$ 10.81	$ 8.05	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.16	.17	.16	.20	.26
Net realized and unrealized gain (loss)	.71	.13	1.16	2.84	(3.47)
Total from investment operations	.87	.30	1.32	3.04	(3.21)
Distributions from net investment income	(.16)	(.17)	(.16)	(.20)	(.26)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.25)	(.32)	(.26)	(.28) G	(.59) F
Net asset value, end of period	$ 12.47	$ 11.85	$ 11.87	$ 10.81	$ 8.05
Total Return A,B	7.45%	2.71%	12.36%	37.95%	(28.01)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.50%	1.42%	2.02%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,181,020	$ 1,101,302	$ 1,004,955	$ 830,024	$ 477,641
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.85	$ 10.79	$ 8.04	$ 11.82
Income from Investment Operations
Net investment income (loss) C	.13	.14	.13	.18	.24
Net realized and unrealized gain (loss)	.72	.13	1.16	2.82	(3.46)
Total from investment operations	.85	.27	1.29	3.00	(3.22)
Distributions from net investment income	(.13)	(.14)	(.13)	(.17)	(.23)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.22)	(.29)	(.23)	(.25) G	(.56) F
Net asset value, end of period	$ 12.46	$ 11.83	$ 11.85	$ 10.79	$ 8.04
Total Return A,B	7.28%	2.44%	12.09%	37.53%	(28.13)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	1.25%	1.17%	1.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 227,022	$ 213,366	$ 236,106	$ 225,384	$ 162,439
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.82	$ 10.76	$ 8.02	$ 11.77
Income from Investment Operations
Net investment income (loss) C	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.71	.13	1.16	2.82	(3.44)
Total from investment operations	.78	.22	1.23	2.95	(3.25)
Distributions from net investment income	(.06)	(.07)	(.07)	(.12)	(.17)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.15)	(.23) H	(.17)	(.21) G	(.50) F
Net asset value, end of period	$ 12.44	$ 11.81	$ 11.82	$ 10.76	$ 8.02
Total Return A,B	6.65%	1.95%	11.51%	36.85%	(28.47)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,411	$ 23,552	$ 32,762	$ 35,932	$ 27,727
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.79	$ 10.74	$ 8.00	$ 11.76
Income from Investment Operations
Net investment income (loss) C	.07	.09	.07	.13	.19
Net realized and unrealized gain (loss)	.71	.13	1.15	2.82	(3.45)
Total from investment operations	.78	.22	1.22	2.95	(3.26)
Distributions from net investment income	(.07)	(.09)	(.07)	(.13)	(.18)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.16)	(.24)	(.17)	(.21) G	(.50) F
Net asset value, end of period	$ 12.39	$ 11.77	$ 11.79	$ 10.74	$ 8.00
Total Return A,B	6.70%	1.98%	11.49%	36.97%	(28.53)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.75%	.67%	1.27%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,115	$ 70,220	$ 70,396	$ 64,801	$ 46,942
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 11.94	$ 10.87	$ 8.09	$ 11.91
Income from Investment Operations
Net investment income (loss) B	.19	.20	.19	.23	.29
Net realized and unrealized gain (loss)	.72	.14	1.17	2.85	(3.50)
Total from investment operations	.91	.34	1.36	3.08	(3.21)
Distributions from net investment income	(.19)	(.19)	(.19)	(.22)	(.29)
Distributions from net realized gain	(.09)	(.15)	(.10)	(.08)	(.33)
Total distributions	(.28)	(.35) H	(.29)	(.30) G	(.61) F
Net asset value, end of period	$ 12.56	$ 11.93	$ 11.94	$ 10.87	$ 8.09
Total Return A	7.74%	3.01%	12.67%	38.30%	(27.85)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.61%	1.75%	1.67%	2.27%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,604	$ 348,068	$ 238,655	$ 137,487	$ 77,998
Portfolio turnover rate	20%	19%	33%	29%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	5.9	6.3
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	2.5	5.1
Fidelity Advisor Large Cap Fund Institutional Class	2.5	4.7
Fidelity Advisor Series Equity-Income Fund	3.4	0.0
Fidelity Advisor Series Mega Cap Fund	0.8	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	0.0
Fidelity Advisor Small Cap Fund Institutional Class	1.9	1.7
Fidelity Series 100 Index Fund	0.8	3.4
Fidelity Series All-Sector Equity Fund	6.3	7.3
Fidelity Series Large Cap Value Fund	3.6	6.9
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.2	1.8
	35.0	35.6
Developed International Equity Funds
Fidelity Series International Growth Fund	5.2	5.4
Fidelity Series International Small Cap Fund	1.1	1.1
Fidelity Series International Value Fund	5.2	5.3
	11.5	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.2	3.3
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	1.1	1.0
Fidelity Series High Income Fund	5.4	5.7
Fidelity Series Real Estate Income Fund	0.6	0.5
	7.8	7.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	8.2	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.7	21.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.0	2.6
Fidelity Institutional Money Market Portfolio Institutional Class	3.7	3.1
	6.7	5.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.9%
Domestic Equity Funds	35.0%
Developed International Equity Funds	11.5%
Emerging Markets Equity Funds	3.2%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.7%
Short-Term Funds	6.7%

Six months ago
Commodity Funds	6.3%
Domestic Equity Funds	35.6%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	8.2%
Investment Grade Bond Funds	21.3%
Short-Term Funds	5.7%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	24.2%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund (a)	22,205,638	$ 192,966,991
Domestic Equity Funds - 35.0%
Fidelity Advisor Equity Growth Fund Institutional Class	2,180,536	154,490,981
Fidelity Advisor Growth & Income Fund Institutional Class	3,723,526	82,252,688
Fidelity Advisor Large Cap Fund Institutional Class	3,487,502	82,897,919
Fidelity Advisor Series Equity-Income Fund	10,072,087	112,102,324
Fidelity Advisor Series Mega Cap Fund	2,267,571	25,056,657
Fidelity Advisor Series Opportunistic Insights Fund	7,185,655	79,114,060
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,052,969	112,492,720
Fidelity Advisor Small Cap Fund Institutional Class	2,345,768	63,218,442
Fidelity Series 100 Index Fund	2,472,874	25,520,060
Fidelity Series All-Sector Equity Fund	16,039,281	206,104,762
Fidelity Series Large Cap Value Fund	10,075,488	117,278,679
Fidelity Series Real Estate Equity Fund	1,349,681	17,572,853
Fidelity Series Small Cap Opportunities Fund	5,966,912	73,572,021
TOTAL DOMESTIC EQUITY FUNDS		1,151,674,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,203,914,650)		1,344,641,157
International Equity Funds - 14.7%

Developed International Equity Funds - 11.5%
Fidelity Series International Growth Fund	13,634,875	172,481,169
Fidelity Series International Small Cap Fund	2,557,871	35,093,991
Fidelity Series International Value Fund	17,401,242	170,880,200
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		378,455,360
Emerging Markets Equity Funds - 3.2%
Fidelity Series Emerging Markets Fund	6,226,379	104,167,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $426,783,330)		482,622,674
Bond Funds - 37.7%
	Shares	Value
High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund	2,235,611	$ 24,323,444
Fidelity Series Floating Rate High Income Fund	3,331,878	35,417,859
Fidelity Series High Income Fund	16,774,387	176,298,804
Fidelity Series Real Estate Income Fund	1,650,206	19,257,908
TOTAL HIGH YIELD BOND FUNDS		255,298,015
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	23,738,799	270,384,921
Investment Grade Bond Funds - 21.7%
Fidelity Series Investment Grade Bond Fund	61,935,384	714,114,976
TOTAL BOND FUNDS (Cost $1,202,133,103)		1,239,797,912
Short-Term Funds - 6.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	10,659,110	99,769,271
Fidelity Institutional Money Market Portfolio Institutional Class	121,613,151	121,613,151
TOTAL SHORT-TERM FUNDS (Cost $220,217,039)		221,382,422
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,053,048,122)		3,288,444,165
NET OTHER ASSETS (LIABILITIES) - 0.0%		(662,527)
NET ASSETS - 100%		$ 3,287,781,638
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $3,053,048,122) - See accompanying schedule		$ 3,288,444,165
Receivable for investments sold		2,986,085
Receivable for fund shares sold		3,237,827
Receivable from affiliate for expense reductions		1,966
Total assets		3,294,670,043

Liabilities
Payable for investments purchased	$ 174,600
Payable for fund shares redeemed	6,019,111
Distribution and service plan fees payable	694,694
Total liabilities		6,888,405

Net Assets		$ 3,287,781,638
Net Assets consist of:
Paid in capital		$ 2,989,884,201
Undistributed net investment income		4,825,219
Accumulated undistributed net realized gain (loss) on investments		57,676,175
Net unrealized appreciation (depreciation) on investments		235,396,043
Net Assets		$ 3,287,781,638

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,944,690,613 ÷ 148,981,246 shares)		$ 13.05

Maximum offering price per share (100/94.25 of $13.05)		$ 13.85
Class T: Net Asset Value and redemption price per share ($430,153,411 ÷ 32,957,754 shares)		$ 13.05

Maximum offering price per share (100/96.50 of $13.05)		$ 13.52
Class B: Net Asset Value and offering price per share ($33,074,388 ÷ 2,536,879 shares)A		$ 13.04

Class C: Net Asset Value and offering price per share ($102,575,578 ÷ 7,905,794 shares)A		$ 12.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($777,287,648 ÷ 59,167,648 shares)		$ 13.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 50,395,124

Expenses
Distribution and service plan fees	$ 7,854,830
Independent trustees' compensation	10,736
Total expenses before reductions	7,865,566
Expense reductions	(10,736)	7,854,830
Net investment income (loss)		42,540,294
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,112,685
Capital gain distributions from underlying funds	67,046,834
Total net realized gain (loss)		163,159,519
Change in net unrealized appreciation (depreciation) on underlying funds		31,602,843
Net gain (loss)		194,762,362
Net increase (decrease) in net assets resulting from operations		$ 237,302,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,540,294	$ 38,367,434
Net realized gain (loss)	163,159,519	115,708,832
Change in net unrealized appreciation (depreciation)	31,602,843	(89,788,111)
Net increase (decrease) in net assets resulting from operations	237,302,656	64,288,155
Distributions to shareholders from net investment income	(42,626,632)	(36,847,353)
Distributions to shareholders from net realized gain	(20,099,722)	(37,208,864)
Total distributions	(62,726,354)	(74,056,217)
Share transactions - net increase (decrease)	290,138,617	322,693,501
Total increase (decrease) in net assets	464,714,919	312,925,439

Net Assets
Beginning of period	2,823,066,719	2,510,141,280
End of period (including undistributed net investment income of $4,825,219 and undistributed net investment income of $4,911,557, respectively)	$ 3,287,781,638	$ 2,823,066,719

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 12.45	$ 11.21	$ 7.97	$ 12.73
Income from Investment Operations
Net investment income (loss) C	.18	.19	.16	.20	.25
Net realized and unrealized gain (loss)	.78	.06	1.36	3.32	(4.33)
Total from investment operations	.96	.25	1.52	3.52	(4.08)
Distributions from net investment income	(.18)	(.18)	(.17)	(.19)	(.25)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.26)	(.35) G	(.28)	(.28) F	(.68)
Net asset value, end of period	$ 13.05	$ 12.35	$ 12.45	$ 11.21	$ 7.97
Total Return A,B	7.91%	2.23%	13.73%	44.32%	(33.34)%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44%	1.55%	1.43%	1.92%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,944,691	$ 1,740,500	$ 1,557,402	$ 1,238,015	$ 677,210
Portfolio turnover rate	21%	18%	39%	26%	31%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

G Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.34	$ 12.45	$ 11.20	$ 7.96	$ 12.72
Income from Investment Operations
Net investment income (loss) C	.15	.16	.13	.17	.23
Net realized and unrealized gain (loss)	.79	.05	1.37	3.32	(4.34)
Total from investment operations	.94	.21	1.50	3.49	(4.11)
Distributions from net investment income	(.15)	(.15)	(.13)	(.16)	(.22)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.23)	(.32) H	(.25) G	(.25) F	(.65)
Net asset value, end of period	$ 13.05	$ 12.34	$ 12.45	$ 11.20	$ 7.96
Total Return A,B	7.72%	1.86%	13.50%	44.02%	(33.56)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19%	1.30%	1.18%	1.67%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,153	$ 386,416	$ 424,707	$ 488,097	$ 343,919
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

H Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 12.41	$ 11.17	$ 7.94	$ 12.66
Income from Investment Operations
Net investment income (loss) C	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.79	.06	1.35	3.31	(4.31)
Total from investment operations	.88	.16	1.43	3.43	(4.13)
Distributions from net investment income	(.08)	(.08)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.16)	(.25)	(.19)	(.20) F	(.59)
Net asset value, end of period	$ 13.04	$ 12.32	$ 12.41	$ 11.17	$ 7.94
Total Return A,B	7.19%	1.39%	12.87%	43.34%	(33.87)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,074	$ 43,138	$ 61,856	$ 71,888	$ 52,871
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.27	$ 12.37	$ 11.14	$ 7.92	$ 12.64
Income from Investment Operations
Net investment income (loss) C	.09	.10	.08	.12	.18
Net realized and unrealized gain (loss)	.78	.06	1.34	3.31	(4.31)
Total from investment operations	.87	.16	1.42	3.43	(4.13)
Distributions from net investment income	(.08)	(.09)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.08)	(.17)	(.11)	(.09)	(.43)
Total distributions	(.17) G	(.26)	(.19)	(.21) F	(.59)
Net asset value, end of period	$ 12.97	$ 12.27	$ 12.37	$ 11.14	$ 7.92
Total Return A,B	7.13%	1.43%	12.89%	43.38%	(33.90)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69%	.80%	.68%	1.17%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,576	$ 97,550	$ 101,019	$ 93,237	$ 62,702
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.53	$ 11.27	$ 8.01	$ 12.79
Income from Investment Operations
Net investment income (loss) B	.21	.22	.19	.22	.28
Net realized and unrealized gain (loss)	.80	.05	1.38	3.34	(4.35)
Total from investment operations	1.01	.27	1.57	3.56	(4.07)
Distributions from net investment income	(.21)	(.21)	(.20)	(.21)	(.28)
Distributions from net realized gain	(.08)	(.18)	(.11)	(.09)	(.43)
Total distributions	(.29)	(.38) G	(.31)	(.30) F	(.71)
Net asset value, end of period	$ 13.14	$ 12.42	$ 12.53	$ 11.27	$ 8.01
Total Return A	8.28%	2.39%	14.09%	44.65%	(33.16)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69%	1.80%	1.68%	2.17%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 777,288	$ 555,462	$ 365,157	$ 214,905	$ 105,660
Portfolio turnover rate	21%	18%	39%	26%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

G Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.2	7.5
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.8	5.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.1	6.1
Fidelity Advisor Large Cap Fund Institutional Class	3.1	5.6
Fidelity Advisor Series Equity-Income Fund	4.1	0.0
Fidelity Advisor Series Mega Cap Fund	0.9	0.0
Fidelity Advisor Series Opportunistic Insights Fund	2.9	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.0
Fidelity Series 100 Index Fund	0.9	4.1
Fidelity Series All-Sector Equity Fund	7.6	8.7
Fidelity Series Large Cap Value Fund	4.3	8.2
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	2.8	2.1
	42.6	42.5
Developed International Equity Funds
Fidelity Series International Growth Fund	6.4	6.4
Fidelity Series International Small Cap Fund	1.3	1.3
Fidelity Series International Value Fund	6.3	6.4
	14.0	14.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	3.8	4.0
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.9	0.8
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.6	0.4
	9.1	8.7
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	5.4	5.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.2	17.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Institutional Money Market Portfolio Institutional Class	0.4	0.3
	0.7	0.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.2%
Domestic Equity Funds	42.6%
Developed International Equity Funds	14.0%
Emerging Markets Equity Funds	3.8%
High Yield Bond Funds	9.1%
Inflation-Protected Bond Funds	5.4%
Investment Grade Bond Funds	17.2%
Short-Term Funds	0.7%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	8.7%
Inflation-Protected Bond Funds	5.3%
Investment Grade Bond Funds	17.4%
Short-Term Funds	0.5%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	7.3%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	19.5%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 49.8%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund (a)	24,163,564	$ 209,981,372
Domestic Equity Funds - 42.6%
Fidelity Advisor Equity Growth Fund Institutional Class	2,374,348	168,222,574
Fidelity Advisor Growth & Income Fund Institutional Class	4,043,660	89,324,444
Fidelity Advisor Large Cap Fund Institutional Class	3,792,063	90,137,343
Fidelity Advisor Series Equity-Income Fund	10,664,785	118,699,060
Fidelity Advisor Series Mega Cap Fund	2,378,662	26,284,215
Fidelity Advisor Series Opportunistic Insights Fund	7,619,323	83,888,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,684,739	119,562,234
Fidelity Advisor Small Cap Fund Institutional Class	2,557,499	68,924,591
Fidelity Series 100 Index Fund	2,693,240	27,794,239
Fidelity Series All-Sector Equity Fund	17,363,755	223,124,251
Fidelity Series Large Cap Value Fund	10,854,743	126,349,210
Fidelity Series Real Estate Equity Fund	1,431,424	18,637,135
Fidelity Series Small Cap Opportunities Fund	6,515,802	80,339,838
TOTAL DOMESTIC EQUITY FUNDS		1,241,287,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,314,003,581)		1,451,269,248
International Equity Funds - 17.8%

Developed International Equity Funds - 14.0%
Fidelity Series International Growth Fund	14,614,189	184,869,495
Fidelity Series International Small Cap Fund	2,746,864	37,686,968
Fidelity Series International Value Fund	18,690,184	183,537,602
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		406,094,065
Emerging Markets Equity Funds - 3.8%
Fidelity Series Emerging Markets Fund	6,666,796	111,535,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $459,184,814)		517,629,566
Bond Funds - 31.7%
	Shares	Value
High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund	1,957,971	$ 21,302,722
Fidelity Series Floating Rate High Income Fund	2,511,371	26,695,868
Fidelity Series High Income Fund	19,231,692	202,125,088
Fidelity Series Real Estate Income Fund	1,345,736	15,704,734
TOTAL HIGH YIELD BOND FUNDS		265,828,412
Inflation-Protected Bond Funds - 5.4%
Fidelity Series Inflation-Protected Bond Index Fund	13,823,933	157,454,593
Investment Grade Bond Funds - 17.2%
Fidelity Series Investment Grade Bond Fund	43,482,970	501,358,646
TOTAL BOND FUNDS (Cost $897,130,036)		924,641,651
Short-Term Funds - 0.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,032,440	9,663,635
Fidelity Institutional Money Market Portfolio Institutional Class	11,776,143	11,776,143
TOTAL SHORT-TERM FUNDS (Cost $21,396,651)		21,439,778
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,691,715,082)		2,914,980,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(585,274)
NET ASSETS - 100%		$ 2,914,394,969
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,691,715,082) - See accompanying schedule		$ 2,914,980,243
Cash		8
Receivable for investments sold		602,292
Receivable for fund shares sold		3,226,919
Receivable from affiliate for expense reductions		2,705
Total assets		2,918,812,167

Liabilities
Payable for investments purchased	$ 11,846
Payable for fund shares redeemed	3,816,883
Distribution and service plan fees payable	588,469
Total liabilities		4,417,198

Net Assets		$ 2,914,394,969
Net Assets consist of:
Paid in capital		$ 2,606,476,849
Undistributed net investment income		4,044,954
Accumulated undistributed net realized gain (loss) on investments		80,608,005
Net unrealized appreciation (depreciation) on investments		223,265,161
Net Assets		$ 2,914,394,969

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,806,027,959 ÷ 142,014,836 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($324,351,528 ÷ 25,456,167 shares)		$ 12.74

Maximum offering price per share (100/96.50 of $12.74)		$ 13.20
Class B: Net Asset Value and offering price per share ($23,060,838 ÷ 1,821,972 shares)A		$ 12.66

Class C: Net Asset Value and offering price per share ($74,414,909 ÷ 5,907,893 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($686,539,735 ÷ 53,611,508 shares)		$ 12.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 45,634,334

Expenses
Distribution and service plan fees	$ 6,390,546
Independent trustees' compensation	9,151
Total expenses before reductions	6,399,697
Expense reductions	(9,151)	6,390,546
Net investment income (loss)		39,243,788
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	96,435,116
Capital gain distributions from underlying funds	58,750,408
Total net realized gain (loss)		155,185,524
Change in net unrealized appreciation (depreciation) on underlying funds		39,571,192
Net gain (loss)		194,756,716
Net increase (decrease) in net assets resulting from operations		$ 234,000,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,243,788	$ 31,259,419
Net realized gain (loss)	155,185,524	69,317,481
Change in net unrealized appreciation (depreciation)	39,571,192	(49,933,046)
Net increase (decrease) in net assets resulting from operations	234,000,504	50,643,854
Distributions to shareholders from net investment income	(38,848,941)	(29,784,172)
Distributions to shareholders from net realized gain	(14,347,444)	(32,097,999)
Total distributions	(53,196,385)	(61,882,171)
Share transactions - net increase (decrease)	370,631,756	440,882,254
Total increase (decrease) in net assets	551,435,875	429,643,937

Net Assets
Beginning of period	2,362,959,094	1,933,315,157
End of period (including undistributed net investment income of $4,044,954 and undistributed net investment income of $3,650,108, respectively)	$ 2,914,394,969	$ 2,362,959,094

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 12.09	$ 10.76	$ 7.51	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.18	.18	.16	.18	.23
Net realized and unrealized gain (loss)	.88	(.01) E	1.43	3.32	(4.36)
Total from investment operations	1.06	.17	1.59	3.50	(4.13)
Distributions from net investment income	(.18)	(.17)	(.16)	(.17)	(.22)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.25)	(.35)	(.26) H	(.25) G	(.62)
Net asset value, end of period	$ 12.72	$ 11.91	$ 12.09	$ 10.76	$ 7.51
Total Return A, B	9.00%	1.61%	14.97%	46.86%	(34.98)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.56%	1.42%	1.82%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,806,028	$ 1,539,333	$ 1,290,255	$ 999,687	$ 512,482
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 12.11	$ 10.78	$ 7.52	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.15	.15	.13	.15	.21
Net realized and unrealized gain (loss)	.88	(.01) E	1.43	3.34	(4.37)
Total from investment operations	1.03	.14	1.56	3.49	(4.16)
Distributions from net investment income	(.15)	(.14)	(.13)	(.15)	(.20)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.22)	(.32)	(.23) H	(.23) G	(.60)
Net asset value, end of period	$ 12.74	$ 11.93	$ 12.11	$ 10.78	$ 7.52
Total Return A, B	8.74%	1.33%	14.67%	46.60%	(35.20)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	1.31%	1.17%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 324,352	$ 257,594	$ 258,166	$ 230,003	$ 139,330
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 12.01	$ 10.70	$ 7.47	$ 12.17
Income from Investment Operations
Net investment income (loss) C	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.88	(.01) E	1.42	3.32	(4.32)
Total from investment operations	.97	.08	1.49	3.42	(4.16)
Distributions from net investment income	(.08)	(.08)	(.07)	(.10)	(.14)
Distributions from net realized gain	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.15)	(.25)	(.18)	(.19) G	(.54)
Net asset value, end of period	$ 12.66	$ 11.84	$ 12.01	$ 10.70	$ 7.47
Total Return A, B	8.26%	.82%	14.02%	45.83%	(35.45)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,061	$ 29,202	$ 38,946	$ 38,816	$ 27,207
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.98	$ 10.68	$ 7.46	$ 12.16
Income from Investment Operations
Net investment income (loss) C	.09	.09	.07	.10	.16
Net realized and unrealized gain (loss)	.87	(.01) E	1.41	3.31	(4.32)
Total from investment operations	.96	.08	1.48	3.41	(4.16)
Distributions from net investment income	(.10)	(.09)	(.08)	(.11)	(.14)
Distributions from net realized gain	(.07)	(.17)	(.11)	(.09)	(.40)
Total distributions	(.16) I	(.26)	(.18) H	(.19) G	(.54)
Net asset value, end of period	$ 12.60	$ 11.80	$ 11.98	$ 10.68	$ 7.46
Total Return A, B	8.23%	.86%	14.01%	45.83%	(35.44)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.81%	.67%	1.07%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,415	$ 66,126	$ 61,640	$ 52,756	$ 31,735
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 12.17	$ 10.83	$ 7.55	$ 12.33
Income from Investment Operations
Net investment income (loss) B	.22	.21	.19	.20	.26
Net realized and unrealized gain (loss)	.88	(.02) E	1.44	3.35	(4.39)
Total from investment operations	1.10	.19	1.63	3.55	(4.13)
Distributions from net investment income	(.21)	(.20)	(.18)	(.19)	(.25)
Distributions from net realized gain	(.07)	(.18)	(.11)	(.09)	(.40)
Total distributions	(.28)	(.37) G	(.29)	(.27) H	(.65)
Net asset value, end of period	$ 12.81	$ 11.99	$ 12.17	$ 10.83	$ 7.55
Total Return A	9.29%	1.84%	15.23%	47.31%	(34.83)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.81%	1.67%	2.07%	2.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,540	$ 470,704	$ 284,309	$ 140,948	$ 69,731
Portfolio turnover rate	22%	14%	34%	19%	29%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	7.6	7.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.1	5.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	6.4
Fidelity Advisor Large Cap Fund Institutional Class	3.3	5.9
Fidelity Advisor Series Equity-Income Fund	4.3	0.0
Fidelity Advisor Series Mega Cap Fund	0.9	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.0	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.3	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.1
Fidelity Series 100 Index Fund	1.0	4.3
Fidelity Series All-Sector Equity Fund	8.1	9.1
Fidelity Series Large Cap Value Fund	4.5	8.6
Fidelity Series Real Estate Equity Fund	0.7	0.6
Fidelity Series Small Cap Opportunities Fund	2.9	2.2
	44.8	44.5
Developed International Equity Funds
Fidelity Series International Growth Fund	6.7	6.7
Fidelity Series International Small Cap Fund	1.4	1.4
Fidelity Series International Value Fund	6.6	6.7
	14.7	14.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.0	4.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.6
Fidelity Series Floating Rate High Income Fund	0.8	0.8
Fidelity Series High Income Fund	7.0	7.0
Fidelity Series Real Estate Income Fund	0.5	0.4
	9.0	8.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.5	2.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.4	17.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.6%
Domestic Equity Funds	44.8%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	4.0%
High Yield Bond Funds	9.0%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	44.5%
Developed International Equity Funds	14.8%
Emerging Markets Equity Funds	4.2%
High Yield Bond Funds	8.8%
Inflation-Protected Bond Funds	2.2%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	14.4%
Emerging Markets Equity Funds	4.3%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 7.6%
Fidelity Series Commodity Strategy Fund (a)	25,664,537	$ 223,024,825
Domestic Equity Funds - 44.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2,536,195	179,689,389
Fidelity Advisor Growth & Income Fund Institutional Class	4,310,312	95,214,795
Fidelity Advisor Large Cap Fund Institutional Class	4,044,418	96,135,812
Fidelity Advisor Series Equity-Income Fund	11,377,808	126,635,001
Fidelity Advisor Series Mega Cap Fund	2,537,842	28,043,155
Fidelity Advisor Series Opportunistic Insights Fund	8,127,300	89,481,574
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,398,278	127,546,729
Fidelity Advisor Small Cap Fund Institutional Class	2,738,474	73,801,869
Fidelity Series 100 Index Fund	2,861,118	29,526,733
Fidelity Series All-Sector Equity Fund	18,519,121	237,970,708
Fidelity Series Large Cap Value Fund	11,531,744	134,229,504
Fidelity Series Real Estate Equity Fund	1,524,480	19,848,733
Fidelity Series Small Cap Opportunities Fund	6,964,137	85,867,813
TOTAL DOMESTIC EQUITY FUNDS		1,323,991,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,403,720,626)		1,547,016,640
International Equity Funds - 18.7%

Developed International Equity Funds - 14.7%
Fidelity Series International Growth Fund	15,588,426	197,193,583
Fidelity Series International Small Cap Fund	2,926,867	40,156,611
Fidelity Series International Value Fund	19,915,996	195,575,080
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		432,925,274

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	7,118,422	$ 119,091,201
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $490,833,118)		552,016,475
Bond Funds - 28.9%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	1,982,274	21,567,139
Fidelity Series Floating Rate High Income Fund	2,338,389	24,857,076
Fidelity Series High Income Fund	19,636,999	206,384,861
Fidelity Series Real Estate Income Fund	1,230,314	14,357,770
TOTAL HIGH YIELD BOND FUNDS		267,166,846
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund	6,591,072	75,072,305
Investment Grade Bond Funds - 17.4%
Fidelity Series Investment Grade Bond Fund	44,516,226	513,272,085
TOTAL BOND FUNDS (Cost $838,683,219)		855,511,236
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,733,236,963)		2,954,544,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(603,837)
NET ASSETS - 100%		$ 2,953,940,514
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $2,733,236,963) - See accompanying schedule		$ 2,954,544,351
Cash		16,515
Receivable for investments sold		961,656
Receivable for fund shares sold		3,376,401
Receivable from affiliate for expense reductions		2,543
Total assets		2,958,901,466

Liabilities
Payable for investments purchased	$ 10,256
Payable for fund shares redeemed	4,344,383
Distribution and service plan fees payable	606,313
Total liabilities		4,960,952

Net Assets		$ 2,953,940,514
Net Assets consist of:
Paid in capital		$ 2,659,119,760
Undistributed net investment income		4,097,771
Accumulated undistributed net realized gain (loss) on investments		69,415,595
Net unrealized appreciation (depreciation) on investments		221,307,388
Net Assets		$ 2,953,940,514

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,747,548,664 ÷ 130,802,907 shares)		$ 13.36

Maximum offering price per share (100/94.25 of $13.36)		$ 14.18
Class T: Net Asset Value and redemption price per share ($387,101,717 ÷ 29,058,407 shares)		$ 13.32

Maximum offering price per share (100/96.50 of $13.32)		$ 13.80
Class B: Net Asset Value and offering price per share ($27,191,043 ÷ 2,045,740 shares)A		$ 13.29

Class C: Net Asset Value and offering price per share ($75,384,278 ÷ 5,697,106 shares)A		$ 13.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($716,714,812 ÷ 53,391,541 shares)		$ 13.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 47,876,470

Expenses
Distribution and service plan fees	$ 6,661,679
Independent trustees' compensation	9,385
Total expenses before reductions	6,671,064
Expense reductions	(9,385)	6,661,679
Net investment income (loss)		41,214,791
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	106,179,779
Capital gain distributions from underlying funds	59,827,457
Total net realized gain (loss)		166,007,236
Change in net unrealized appreciation (depreciation) on underlying funds		37,190,757
Net gain (loss)		203,197,993
Net increase (decrease) in net assets resulting from operations		$ 244,412,784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,214,791	$ 33,350,591
Net realized gain (loss)	166,007,236	105,028,851
Change in net unrealized appreciation (depreciation)	37,190,757	(97,033,979)
Net increase (decrease) in net assets resulting from operations	244,412,784	41,345,463
Distributions to shareholders from net investment income	(40,765,226)	(31,808,537)
Distributions to shareholders from net realized gain	(13,074,704)	(34,249,192)
Total distributions	(53,839,930)	(66,057,729)
Share transactions - net increase (decrease)	314,631,239	347,268,422
Total increase (decrease) in net assets	505,204,093	322,556,156

Net Assets
Beginning of period	2,448,736,421	2,126,180,265
End of period (including undistributed net investment income of $4,097,771 and undistributed net investment income of $3,648,204, respectively)	$ 2,953,940,514	$ 2,448,736,421

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.72	$ 11.29	$ 7.69	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.20	.19	.16	.16	.21
Net realized and unrealized gain (loss)	.94	(.06) E	1.54	3.68	(5.10)
Total from investment operations	1.14	.13	1.70	3.84	(4.89)
Distributions from net investment income	(.20)	(.18)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.26)	(.37)	(.27)	(.24) G	(.71)
Net asset value, end of period	$ 13.36	$ 12.48	$ 12.72	$ 11.29	$ 7.69
Total Return A, B	9.25%	1.25%	15.27%	50.17%	(38.49)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%	1.57%	1.38%	1.61%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,747,549	$ 1,506,827	$ 1,340,583	$ 1,030,972	$ 527,042
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 12.68	$ 11.25	$ 7.67	$ 13.25
Income from Investment Operations
Net investment income (loss) C	.17	.16	.13	.14	.19
Net realized and unrealized gain (loss)	.94	(.06) E	1.54	3.66	(5.09)
Total from investment operations	1.11	.10	1.67	3.80	(4.90)
Distributions from net investment income	(.17)	(.15)	(.13)	(.13)	(.18)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.23)	(.34)	(.24)	(.22) G	(.68)
Net asset value, end of period	$ 13.32	$ 12.44	$ 12.68	$ 11.25	$ 7.67
Total Return A, B	9.02%	.98%	14.98%	49.72%	(38.62)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.33%	1.32%	1.12%	1.36%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,102	$ 335,407	$ 348,443	$ 382,092	$ 236,333
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.41	$ 12.63	$ 11.21	$ 7.64	$ 13.17
Income from Investment Operations
Net investment income (loss) C	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.94	(.06) E	1.53	3.65	(5.06)
Total from investment operations	1.04	.04	1.60	3.74	(4.92)
Distributions from net investment income	(.10)	(.08)	(.07)	(.08)	(.11)
Distributions from net realized gain	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.16)	(.26)	(.18)	(.17) G	(.61)
Net asset value, end of period	$ 13.29	$ 12.41	$ 12.63	$ 11.21	$ 7.64
Total Return A, B	8.44%	.52%	14.38%	49.07%	(38.94)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.82%	.62%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,191	$ 34,324	$ 47,275	$ 51,360	$ 35,701
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 12.60	$ 11.19	$ 7.63	$ 13.17
Income from Investment Operations
Net investment income (loss) C	.10	.10	.07	.09	.14
Net realized and unrealized gain (loss)	.93	(.05) E	1.53	3.65	(5.06)
Total from investment operations	1.03	.05	1.60	3.74	(4.92)
Distributions from net investment income	(.11)	(.09)	(.08)	(.08)	(.12)
Distributions from net realized gain	(.06)	(.18)	(.11)	(.09)	(.50)
Total distributions	(.17)	(.28) H	(.19)	(.18) G	(.62)
Net asset value, end of period	$ 13.23	$ 12.37	$ 12.60	$ 11.19	$ 7.63
Total Return A, B	8.39%	.55%	14.38%	49.06%	(38.96)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.82%	.63%	.86%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,384	$ 66,418	$ 68,349	$ 63,700	$ 40,294
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.77	$ 11.33	$ 7.72	$ 13.34
Income from Investment Operations
Net investment income (loss) B	.23	.22	.19	.19	.23
Net realized and unrealized gain (loss)	.94	(.05) E	1.55	3.69	(5.11)
Total from investment operations	1.17	.17	1.74	3.88	(4.88)
Distributions from net investment income	(.23)	(.21)	(.19)	(.17)	(.24)
Distributions from net realized gain	(.06)	(.19)	(.11)	(.09)	(.50)
Total distributions	(.29)	(.40)	(.30)	(.27) G	(.74)
Net asset value, end of period	$ 13.42	$ 12.54	$ 12.77	$ 11.33	$ 7.72
Total Return A	9.47%	1.57%	15.56%	50.42%	(38.31)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.83%	1.82%	1.62%	1.86%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,715	$ 505,761	$ 321,529	$ 178,232	$ 82,534
Portfolio turnover rate	23%	16%	38%	20%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.7	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.7	7.3
Fidelity Advisor Large Cap Fund Institutional Class	3.8	6.8
Fidelity Advisor Series Equity-Income Fund	4.9	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.4	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.9	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.4
Fidelity Series 100 Index Fund	1.1	4.9
Fidelity Series All-Sector Equity Fund	9.3	10.5
Fidelity Series Large Cap Value Fund	5.3	9.9
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.3	2.5
	51.5	51.1
Developed International Equity Funds
Fidelity Series International Growth Fund	7.6	7.7
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.6	7.7
	16.8	17.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.6	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.8	0.4
Fidelity Series High Income Fund	6.9	6.9
Fidelity Series Real Estate Income Fund	0.4	0.2
	8.8	8.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	9.6	9.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.7%
Domestic Equity Funds	51.5%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	4.6%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	9.6%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	51.1%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.2%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	12.2%
Inflation-Protected Bond Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)	20,983,863	$ 182,349,768
Domestic Equity Funds - 51.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,061,223	146,037,675
Fidelity Advisor Growth & Income Fund Institutional Class	3,510,032	77,536,597
Fidelity Advisor Large Cap Fund Institutional Class	3,294,173	78,302,498
Fidelity Advisor Series Equity-Income Fund	9,097,363	101,253,648
Fidelity Advisor Series Mega Cap Fund	2,029,273	22,423,472
Fidelity Advisor Series Opportunistic Insights Fund	6,500,234	71,567,575
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,114,294	101,988,948
Fidelity Advisor Small Cap Fund Institutional Class	2,226,569	60,006,024
Fidelity Series 100 Index Fund	2,335,338	24,100,686
Fidelity Series All-Sector Equity Fund	15,053,128	193,432,696
Fidelity Series Large Cap Value Fund	9,424,558	109,701,861
Fidelity Series Real Estate Equity Fund	1,236,445	16,098,520
Fidelity Series Small Cap Opportunities Fund	5,662,580	69,819,611
TOTAL DOMESTIC EQUITY FUNDS		1,072,269,811
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,146,773,607)		1,254,619,579
International Equity Funds - 21.4%

Developed International Equity Funds - 16.8%
Fidelity Series International Growth Fund	12,589,365	159,255,463
Fidelity Series International Small Cap Fund	2,357,445	32,344,142
Fidelity Series International Value Fund	16,053,146	157,641,894
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		349,241,499

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	5,764,576	$ 96,441,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $397,271,897)		445,682,861
Bond Funds - 18.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,384,314	15,061,340
Fidelity Series Floating Rate High Income Fund	1,488,336	15,821,013
Fidelity Series High Income Fund	13,674,466	143,718,637
Fidelity Series Real Estate Income Fund	789,397	9,212,263
TOTAL HIGH YIELD BOND FUNDS		183,813,253
Investment Grade Bond Funds - 9.6%
Fidelity Series Investment Grade Bond Fund	17,359,957	200,160,305
TOTAL BOND FUNDS (Cost $373,778,668)		383,973,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,917,824,172)		2,084,275,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(397,977)
NET ASSETS - 100%		$ 2,083,878,021
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,917,824,172) - See accompanying schedule		$ 2,084,275,998
Cash		10
Receivable for investments sold		45,016
Receivable for fund shares sold		2,306,411
Receivable from affiliate for expense reductions		2,025
Total assets		2,086,629,460

Liabilities
Payable for investments purchased	$ 229,389
Payable for fund shares redeemed	2,122,074
Distribution and service plan fees payable	399,976
Total liabilities		2,751,439

Net Assets		$ 2,083,878,021
Net Assets consist of:
Paid in capital		$ 1,843,320,829
Undistributed net investment income		2,178,145
Accumulated undistributed net realized gain (loss) on investments		71,927,221
Net unrealized appreciation (depreciation) on investments		166,451,826
Net Assets		$ 2,083,878,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,258,796,597 ÷ 98,826,414 shares)		$ 12.74

Maximum offering price per share (100/94.25 of $12.74)		$ 13.52
Class T: Net Asset Value and redemption price per share ($216,700,905 ÷ 17,095,750 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($17,884,087 ÷ 1,420,457 shares)A		$ 12.59

Class C: Net Asset Value and offering price per share ($43,447,033 ÷ 3,459,011 shares)A		$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($547,049,399 ÷ 42,732,015 shares)		$ 12.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 32,037,128

Expenses
Distribution and service plan fees	$ 4,292,442
Independent trustees' compensation	6,390
Total expenses before reductions	4,298,832
Expense reductions	(6,390)	4,292,442
Net investment income		27,744,686
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	77,307,662
Capital gain distributions from underlying funds	38,999,365
Total net realized gain (loss)		116,307,027
Change in net unrealized appreciation (depreciation) on underlying funds		38,369,090
Net gain (loss)		154,676,117
Net increase (decrease) in net assets resulting from operations		$ 182,420,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,744,686	$ 19,358,537
Net realized gain (loss)	116,307,027	51,989,047
Change in net unrealized appreciation (depreciation)	38,369,090	(49,807,030)
Net increase (decrease) in net assets resulting from operations	182,420,803	21,540,554
Distributions to shareholders from net investment income	(27,167,238)	(18,511,496)
Distributions to shareholders from net realized gain	(5,583,432)	(23,728,615)
Total distributions	(32,750,670)	(42,240,111)
Share transactions - net increase (decrease)	289,056,044	306,672,323
Total increase (decrease) in net assets	438,726,177	285,972,766

Net Assets
Beginning of period	1,645,151,844	1,359,179,078
End of period (including undistributed net investment income of $2,178,145 and undistributed net investment income of $1,600,697, respectively)	$ 2,083,878,021	$ 1,645,151,844

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 12.11	$ 10.65	$ 7.18	$ 12.53
Income from Investment Operations
Net investment income (loss) C	.18	.16	.14	.14	.20
Net realized and unrealized gain (loss)	.97	(.13) E	1.56	3.55	(4.92)
Total from investment operations	1.15	.03	1.70	3.69	(4.72)
Distributions from net investment income	(.18)	(.15)	(.13)	(.14)	(.18)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.21) H	(.34)	(.24)	(.22)	(.63) G
Net asset value, end of period	$ 12.74	$ 11.80	$ 12.11	$ 10.65	$ 7.18
Total Return A, B	9.89%	.47%	16.13%	51.59%	(39.29)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.39%	1.26%	1.51%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,258,797	$ 1,057,102	$ 906,896	$ 669,450	$ 314,996
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 12.05	$ 10.60	$ 7.15	$ 12.47
Income from Investment Operations
Net investment income (loss) C	.15	.13	.11	.12	.17
Net realized and unrealized gain (loss)	.97	(.13) E	1.55	3.53	(4.89)
Total from investment operations	1.12	-	1.66	3.65	(4.72)
Distributions from net investment income	(.15)	(.12)	(.11)	(.12)	(.16)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.18) I	(.31)	(.21) H	(.20)	(.60) G
Net asset value, end of period	$ 12.68	$ 11.74	$ 12.05	$ 10.60	$ 7.15
Total Return A, B	9.69%	.19%	15.84%	51.17%	(39.42)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	1.14%	1.01%	1.26%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,701	$ 166,843	$ 169,442	$ 143,106	$ 81,463
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

I Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.96	$ 10.52	$ 7.10	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.09	.07	.05	.07	.13
Net realized and unrealized gain (loss)	.95	(.12) E	1.55	3.50	(4.86)
Total from investment operations	1.04	(.05)	1.60	3.57	(4.73)
Distributions from net investment income	(.09)	(.07)	(.06)	(.07)	(.10)
Distributions from net realized gain	(.04)	(.17)	(.10)	(.08)	(.45)
Total distributions	(.12) H	(.24)	(.16)	(.15)	(.55) G
Net asset value, end of period	$ 12.59	$ 11.67	$ 11.96	$ 10.52	$ 7.10
Total Return A, B	9.02%	(.23)%	15.28%	50.43%	(39.76)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.64%	.51%	.76%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,884	$ 22,013	$ 28,360	$ 27,408	$ 17,892
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.96	$ 10.52	$ 7.11	$ 12.39
Income from Investment Operations
Net investment income (loss) C	.09	.07	.06	.07	.12
Net realized and unrealized gain (loss)	.95	(.13) E	1.54	3.50	(4.85)
Total from investment operations	1.04	(.06)	1.60	3.57	(4.73)
Distributions from net investment income	(.10)	(.08)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.18)	(.10)	(.08)	(.45)
Total distributions	(.13) I	(.25) H	(.16)	(.16)	(.55) G
Net asset value, end of period	$ 12.56	$ 11.65	$ 11.96	$ 10.52	$ 7.11
Total Return A, B	9.04%	(.29)%	15.33%	50.28%	(39.70)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.64%	.51%	.76%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,447	$ 38,614	$ 36,389	$ 30,994	$ 17,821
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 12.17	$ 10.69	$ 7.21	$ 12.57
Income from Investment Operations
Net investment income (loss) B	.21	.19	.17	.17	.22
Net realized and unrealized gain (loss)	.97	(.14) E	1.57	3.55	(4.93)
Total from investment operations	1.18	.05	1.74	3.72	(4.71)
Distributions from net investment income	(.20)	(.17)	(.16)	(.16)	(.21)
Distributions from net realized gain	(.04)	(.19)	(.11)	(.08)	(.45)
Total distributions	(.24)	(.36)	(.26) H	(.24)	(.65) G
Net asset value, end of period	$ 12.80	$ 11.86	$ 12.17	$ 10.69	$ 7.21
Total Return A	10.10%	.71%	16.51%	51.81%	(39.08)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.64%	1.51%	1.76%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 547,049	$ 360,580	$ 218,092	$ 97,629	$ 43,667
Portfolio turnover rate	25%	13%	30%	16%	21%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

H Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	8.9	9.1
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.1	6.1
Fidelity Advisor Growth & Income Fund Institutional Class	3.8	7.4
Fidelity Advisor Large Cap Fund Institutional Class	3.8	6.8
Fidelity Advisor Series Equity-Income Fund	5.0	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Advisor Small Cap Fund Institutional Class	2.9	2.4
Fidelity Series 100 Index Fund	1.2	5.0
Fidelity Series All-Sector Equity Fund	9.4	10.6
Fidelity Series Large Cap Value Fund	5.3	10.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.4	2.5
	52.3	51.6
Developed International Equity Funds
Fidelity Series International Growth Fund	7.7	7.8
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.7	7.7
	17.0	17.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.7	4.9
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.7	0.4
Fidelity Series High Income Fund	7.0	7.3
Fidelity Series Real Estate Income Fund	0.4	0.2
	8.8	8.6
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	8.3	8.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.9%
Domestic Equity Funds	52.3%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	4.7%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	8.3%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	51.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	8.6%
Investment Grade Bond Funds	8.7%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	17.0%
Emerging Markets Equity Funds	5.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 61.2%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund (a)	20,726,811	$ 180,115,990
Domestic Equity Funds - 52.3%
Fidelity Advisor Equity Growth Fund Institutional Class	2,027,858	143,673,712
Fidelity Advisor Growth & Income Fund Institutional Class	3,439,345	75,975,139
Fidelity Advisor Large Cap Fund Institutional Class	3,231,495	76,812,641
Fidelity Advisor Series Equity-Income Fund	9,045,482	100,676,220
Fidelity Advisor Series Mega Cap Fund	2,017,634	22,294,860
Fidelity Advisor Series Opportunistic Insights Fund	6,463,092	71,158,645
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,061,912	101,402,797
Fidelity Advisor Small Cap Fund Institutional Class	2,192,656	59,092,069
Fidelity Series 100 Index Fund	2,282,948	23,560,024
Fidelity Series All-Sector Equity Fund	14,744,969	189,472,856
Fidelity Series Large Cap Value Fund	9,148,642	106,490,192
Fidelity Series Real Estate Equity Fund	1,200,424	15,629,519
Fidelity Series Small Cap Opportunities Fund	5,582,945	68,837,714
TOTAL DOMESTIC EQUITY FUNDS		1,055,076,388
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,145,191,225)		1,235,192,378
International Equity Funds - 21.7%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	12,375,205	156,546,342
Fidelity Series International Small Cap Fund	2,317,464	31,795,611
Fidelity Series International Value Fund	15,777,669	154,936,713
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		343,278,666

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	5,664,300	$ 94,763,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,167,780)		438,042,403
Bond Funds - 17.1%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund	1,353,936	14,730,822
Fidelity Series Floating Rate High Income Fund	1,315,838	13,987,354
Fidelity Series High Income Fund	13,467,991	141,548,587
Fidelity Series Real Estate Income Fund	704,267	8,218,795
TOTAL HIGH YIELD BOND FUNDS		178,485,558
Investment Grade Bond Funds - 8.3%
Fidelity Series Investment Grade Bond Fund	14,488,210	167,049,065
TOTAL BOND FUNDS (Cost $337,466,745)		345,534,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,871,825,750)		2,018,769,404
NET OTHER ASSETS (LIABILITIES) - 0.0%		(424,590)
NET ASSETS - 100%		$ 2,018,344,814
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,871,825,750) - See accompanying schedule		$ 2,018,769,404
Cash		7
Receivable for investments sold		421,484
Receivable for fund shares sold		3,223,688
Receivable from affiliate for expense reductions		1,671
Total assets		2,022,416,254

Liabilities
Payable for investments purchased	$ 584
Payable for fund shares redeemed	3,644,630
Distribution and service plan fees payable	426,226
Total liabilities		4,071,440

Net Assets		$ 2,018,344,814
Net Assets consist of:
Paid in capital		$ 1,800,153,501
Undistributed net investment income		1,945,539
Accumulated undistributed net realized gain (loss) on investments		69,302,120
Net unrealized appreciation (depreciation) on investments		146,943,654
Net Assets		$ 2,018,344,814

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,133,721,563 ÷ 83,309,638 shares)		$ 13.61

Maximum offering price per share (100/94.25 of $13.61)		$ 14.44
Class T: Net Asset Value and redemption price per share ($288,886,043 ÷ 21,278,515 shares)		$ 13.58

Maximum offering price per share (100/96.50 of $13.58)		$ 14.07
Class B: Net Asset Value and offering price per share ($24,480,984 ÷ 1,816,770 shares)A		$ 13.48

Class C: Net Asset Value and offering price per share ($62,893,114 ÷ 4,682,450 shares)A		$ 13.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($508,363,110 ÷ 37,181,451 shares)		$ 13.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 31,708,261

Expenses
Distribution and service plan fees	$ 4,715,294
Independent trustees' compensation	6,384
Total expenses before reductions	4,721,678
Expense reductions	(6,384)	4,715,294
Net investment income (loss)		26,992,967
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	52,417,035
Capital gain distributions from underlying funds	37,762,695
Total net realized gain (loss)		90,179,730
Change in net unrealized appreciation (depreciation) on underlying funds		62,667,913
Net gain (loss)		152,847,643
Net increase (decrease) in net assets resulting from operations		$ 179,840,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,992,967	$ 19,663,939
Net realized gain (loss)	90,179,730	18,013,632
Change in net unrealized appreciation (depreciation)	62,667,913	(22,180,489)
Net increase (decrease) in net assets resulting from operations	179,840,610	15,497,082
Distributions to shareholders from net investment income	(26,501,610)	(18,881,497)
Distributions to shareholders from net realized gain	(5,287,230)	(25,268,073)
Total distributions	(31,788,840)	(44,149,570)
Share transactions - net increase (decrease)	198,765,979	229,257,376
Total increase (decrease) in net assets	346,817,749	200,604,888

Net Assets
Beginning of period	1,671,527,065	1,470,922,177
End of period (including undistributed net investment income of $1,945,539 and undistributed net investment income of $1,454,182, respectively)	$ 2,018,344,814	$ 1,671,527,065

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60	$ 12.95	$ 11.37	$ 7.59	$ 13.57
Income from Investment Operations
Net investment income (loss) C	.19	.17	.15	.15	.21
Net realized and unrealized gain (loss)	1.05	(.15)	1.69	3.87	(5.44)
Total from investment operations	1.24	.02	1.84	4.02	(5.23)
Distributions from net investment income	(.19)	(.16)	(.15)	(.15)	(.20)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.23)	(.37)	(.26)	(.24)	(.75)F
Net asset value, end of period	$ 13.61	$ 12.60	$ 12.95	$ 11.37	$ 7.59
Total ReturnA,B	9.94%	.38%	16.38%	53.15%	(40.42)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.53%	1.38%	1.25%	1.52%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,722	$ 967,348	$ 865,008	$ 670,673	$ 342,357
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 12.92	$ 11.34	$ 7.57	$ 13.54
Income from Investment Operations
Net investment income (loss) C	.16	.14	.12	.13	.18
Net realized and unrealized gain (loss)	1.04	(.16)	1.68	3.86	(5.43)
Total from investment operations	1.20	(.02)	1.80	3.99	(5.25)
Distributions from net investment income	(.16)	(.13)	(.11)	(.13)	(.17)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.19) H	(.33) G	(.22)	(.22)	(.72) F
Net asset value, end of period	$ 13.58	$ 12.57	$ 12.92	$ 11.34	$ 7.57
Total Return A,B	9.69%	.12%	16.06%	52.83%	(40.61)%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.28%	1.13%	1.00%	1.27%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,886	$ 262,944	$ 276,335	$ 300,594	$ 181,917
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

G Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

H Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.82	$ 11.26	$ 7.52	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	1.03	(.15)	1.66	3.83	(5.37)
Total from investment operations	1.13	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	(.09)	(.07)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.13)	(.27)	(.16)	(.17)	(.66) F
Net asset value, end of period	$ 13.48	$ 12.48	$ 12.82	$ 11.26	$ 7.52
Total Return A,B	9.14%	(.36)%	15.43%	52.08%	(40.85)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,481	$ 31,574	$ 41,935	$ 43,773	$ 29,479
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 12.80	$ 11.25	$ 7.51	$ 13.42
Income from Investment Operations
Net investment income (loss) C	.10	.08	.06	.08	.13
Net realized and unrealized gain (loss)	1.02	(.15)	1.66	3.83	(5.37)
Total from investment operations	1.12	(.07)	1.72	3.91	(5.24)
Distributions from net investment income	(.11)	(.08)	(.07)	(.08)	(.12)
Distributions from net realized gain	(.04)	(.20)	(.10)	(.09)	(.55)
Total distributions	(.14) G	(.28)	(.17)	(.17)	(.67) F
Net asset value, end of period	$ 13.43	$ 12.45	$ 12.80	$ 11.25	$ 7.51
Total Return A,B	9.09%	(.35)%	15.39%	52.18%	(40.91)%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.78%	.63%	.50%	.77%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,893	$ 56,910	$ 58,416	$ 53,334	$ 34,036
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.65	$ 13.00	$ 11.42	$ 7.62	$ 13.62
Income from Investment Operations
Net investment income (loss) B	.23	.20	.18	.18	.23
Net realized and unrealized gain (loss)	1.05	(.16)	1.69	3.88	(5.45)
Total from investment operations	1.28	.04	1.87	4.06	(5.22)
Distributions from net investment income	(.22)	(.19)	(.18)	(.17)	(.22)
Distributions from net realized gain	(.04)	(.21)	(.11)	(.09)	(.56)
Total distributions	(.26)	(.39) G	(.29)	(.26)	(.78) F
Net asset value, end of period	$ 13.67	$ 12.65	$ 13.00	$ 11.42	$ 7.62
Total Return A	10.24%	.61%	16.57%	53.53%	(40.24)%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.78%	1.63%	1.50%	1.77%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 508,363	$ 352,751	$ 229,228	$ 126,440	$ 56,940
Portfolio turnover rate	26%	14%	38%	18%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.2	9.4
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	6.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	7.6
Fidelity Advisor Large Cap Fund Institutional Class	4.0	7.0
Fidelity Advisor Series Equity-Income Fund	4.9	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.5	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.0	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.5
Fidelity Series 100 Index Fund	1.2	5.1
Fidelity Series All-Sector Equity Fund	9.7	10.8
Fidelity Series Large Cap Value Fund	5.5	10.3
Fidelity Series Real Estate Equity Fund	0.8	0.7
Fidelity Series Small Cap Opportunities Fund	3.5	2.6
	53.5	52.9
Developed International Equity Funds
Fidelity Series International Growth Fund	8.0	8.0
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	7.9	8.0
	17.5	17.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.1
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.3	0.2
Fidelity Series High Income Fund	9.1	9.1
Fidelity Series Real Estate Income Fund	0.3	0.1
	10.4	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	4.5	4.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.2%
Domestic Equity Funds	53.5%
Developed International Equity Funds	17.5%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.4%
Investment Grade Bond Funds	4.5%

Six months ago
Commodity Funds	9.4%
Domestic Equity Funds	52.9%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.1%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	17.4%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	9.6%
Investment Grade Bond Funds	5.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund (a)	9,609,068	$ 83,502,801
Domestic Equity Funds - 53.5%
Fidelity Advisor Equity Growth Fund Institutional Class	940,990	66,669,108
Fidelity Advisor Growth & Income Fund Institutional Class	1,606,216	35,481,306
Fidelity Advisor Large Cap Fund Institutional Class	1,508,004	35,845,261
Fidelity Advisor Series Equity-Income Fund	4,023,312	44,779,464
Fidelity Advisor Series Mega Cap Fund	897,890	9,921,685
Fidelity Advisor Series Opportunistic Insights Fund	2,875,266	31,656,678
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,030,535	45,101,687
Fidelity Advisor Small Cap Fund Institutional Class	1,017,999	27,435,072
Fidelity Series 100 Index Fund	1,075,497	11,099,125
Fidelity Series All-Sector Equity Fund	6,863,927	88,201,459
Fidelity Series Large Cap Value Fund	4,303,409	50,091,676
Fidelity Series Real Estate Equity Fund	563,433	7,335,896
Fidelity Series Small Cap Opportunities Fund	2,595,610	32,003,872
TOTAL DOMESTIC EQUITY FUNDS		485,622,289
TOTAL DOMESTIC EQUITY FUNDS (Cost $498,828,771)		569,125,090
International Equity Funds - 22.4%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund	5,718,366	72,337,325
Fidelity Series International Small Cap Fund	1,070,099	14,681,753
Fidelity Series International Value Fund	7,294,123	71,628,283
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		158,647,361

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	2,634,535	$ 44,075,777
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $181,195,488)		202,723,138
Bond Funds - 14.9%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	590,082	6,420,091
Fidelity Series Floating Rate High Income Fund	277,750	2,952,479
Fidelity Series High Income Fund	7,819,277	82,180,603
Fidelity Series Real Estate Income Fund	267,680	3,123,821
TOTAL HIGH YIELD BOND FUNDS		94,676,994
Investment Grade Bond Funds - 4.5%
Fidelity Series Investment Grade Bond Fund	3,543,465	40,856,148
TOTAL BOND FUNDS (Cost $130,703,009)		135,533,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $810,727,268)		907,381,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159,247)
NET ASSETS - 100%		$ 907,222,123
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $810,727,268) - See accompanying schedule		$ 907,381,370
Cash		4
Receivable for investments sold		11,323
Receivable for fund shares sold		1,706,632
Receivable from affiliate for expense reductions		1,123
Total assets		909,100,452

Liabilities
Payable for investments purchased	$ 744,234
Payable for fund shares redeemed	973,717
Distribution and service plan fees payable	160,378
Total liabilities		1,878,329

Net Assets		$ 907,222,123
Net Assets consist of:
Paid in capital		$ 792,973,363
Undistributed net investment income		966,423
Accumulated undistributed net realized gain (loss) on investments		16,628,235
Net unrealized appreciation (depreciation) on investments		96,654,102
Net Assets		$ 907,222,123

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($527,525,108 ÷ 50,445,707 shares)		$ 10.46

Maximum offering price per share (100/94.25 of $10.46)		$ 11.10
Class T: Net Asset Value and redemption price per share ($92,997,571 ÷ 8,929,060 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($3,651,362 ÷ 351,333 shares)A		$ 10.39

Class C: Net Asset Value and offering price per share ($13,415,230 ÷ 1,295,149 shares)A		$ 10.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($269,632,852 ÷ 25,674,477 shares)		$ 10.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 13,689,653

Expenses
Distribution and service plan fees	$ 1,642,770
Independent trustees' compensation	2,634
Total expenses before reductions	1,645,404
Expense reductions	(2,634)	1,642,770
Net investment income (loss)		12,046,883
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	5,758,118
Capital gain distributions from underlying funds	15,627,374
Total net realized gain (loss)		21,385,492
Change in net unrealized appreciation (depreciation) on underlying funds		48,075,115
Net gain (loss)		69,460,607
Net increase (decrease) in net assets resulting from operations		$ 81,507,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,046,883	$ 7,359,765
Net realized gain (loss)	21,385,492	20,295,934
Change in net unrealized appreciation (depreciation)	48,075,115	(17,147,846)
Net increase (decrease) in net assets resulting from operations	81,507,490	10,507,853
Distributions to shareholders from net investment income	(11,684,331)	(7,058,225)
Distributions to shareholders from net realized gain	(10,873,978)	(8,884,925)
Total distributions	(22,558,309)	(15,943,150)
Share transactions - net increase (decrease)	205,501,582	170,603,885
Total increase (decrease) in net assets	264,450,763	165,168,588

Net Assets
Beginning of period	642,771,360	477,602,772
End of period (including undistributed net investment income of $966,423 and undistributed net investment income of $603,871, respectively)	$ 907,222,123	$ 642,771,360

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 10.08	$ 8.82	$ 5.86	$ 10.39
Income from Investment Operations
Net investment income (loss) C	.16	.13	.12	.12	.16
Net realized and unrealized gain (loss)	.81	(.14) E	1.33	3.02	(4.29)
Total from investment operations	.97	(.01)	1.45	3.14	(4.13)
Distributions from net investment income	(.15)	(.12)	(.11)	(.11)	(.14)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.30)	(.28)	(.19)	(.18)	(.40)
Net asset value, end of period	$ 10.46	$ 9.79	$ 10.08	$ 8.82	$ 5.86
Total Return A,B	10.21%	.12%	16.67%	53.81%	(40.93)%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.41%	1.35%	1.53%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,525	$ 403,850	$ 320,731	$ 205,405	$ 81,985
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.04	$ 8.79	$ 5.84	$ 10.36
Income from Investment Operations
Net investment income (loss) C	.13	.11	.10	.10	.14
Net realized and unrealized gain (loss)	.82	(.15) E	1.32	3.02	(4.28)
Total from investment operations	.95	(.04)	1.42	3.12	(4.14)
Distributions from net investment income	(.12)	(.10)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.28) H	(.25) G	(.17)	(.17)	(.38)
Net asset value, end of period	$ 10.42	$ 9.75	$ 10.04	$ 8.79	$ 5.84
Total Return A,B	10.02%	(.15)%	16.36%	53.52%	(41.08)%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	1.16%	1.10%	1.28%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,998	$ 62,438	$ 60,268	$ 43,326	$ 18,065
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.01	$ 8.77	$ 5.83	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.01	(4.27)
Total from investment operations	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	(.08)	(.05)	(.05)	(.06)	(.08)
Distributions from net realized gain	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.23)	(.20)	(.13)	(.13)	(.34)
Net asset value, end of period	$ 10.39	$ 9.73	$ 10.01	$ 8.77	$ 5.83
Total Return A,B	9.40%	(.62)%	15.71%	52.74%	(41.39)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,786	$ 4,612	$ 4,089	$ 2,231
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 10.00	$ 8.76	$ 5.82	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.08	.06	.05	.06	.11
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.01	(4.27)
Total from investment operations	.89	(.08)	1.37	3.07	(4.16)
Distributions from net investment income	(.09)	(.06)	(.06)	(.06)	(.08)
Distributions from net realized gain	(.15)	(.15)	(.08)	(.07)	(.26)
Total distributions	(.24)	(.21)	(.13) G	(.13)	(.34)
Net asset value, end of period	$ 10.36	$ 9.71	$ 10.00	$ 8.76	$ 5.82
Total Return A,B	9.42%	(.62)%	15.80%	52.90%	(41.39)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.66%	.60%	.78%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,415	$ 9,926	$ 8,753	$ 6,199	$ 3,027
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 10.11	$ 8.85	$ 5.87	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.18	.16	.15	.14	.18
Net realized and unrealized gain (loss)	.81	(.14) E	1.32	3.04	(4.30)
Total from investment operations	.99	.02	1.47	3.18	(4.12)
Distributions from net investment income	(.17)	(.14)	(.13)	(.13)	(.16)
Distributions from net realized gain	(.15)	(.16)	(.08)	(.07)	(.26)
Total distributions	(.32)	(.30)	(.21)	(.20)	(.42)
Net asset value, end of period	$ 10.50	$ 9.83	$ 10.11	$ 8.85	$ 5.87
Total Return A	10.43%	.45%	16.86%	54.35%	(40.81)%
Ratios to Average Net Assets C,F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.66%	1.60%	1.78%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,633	$ 162,772	$ 83,240	$ 32,842	$ 12,078
Portfolio turnover rate	25%	11%	32%	14%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.3	9.6
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	7.4	6.4
Fidelity Advisor Growth & Income Fund Institutional Class	4.0	7.7
Fidelity Advisor Large Cap Fund Institutional Class	4.0	7.1
Fidelity Advisor Series Equity-Income Fund	5.1	0.0
Fidelity Advisor Series Mega Cap Fund	1.1	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.6	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.1	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	2.6
Fidelity Series 100 Index Fund	1.2	5.2
Fidelity Series All-Sector Equity Fund	9.8	11.1
Fidelity Series Large Cap Value Fund	5.6	10.5
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	3.5	2.6
	54.2	54.0
Developed International Equity Funds
Fidelity Series International Growth Fund	8.1	8.2
Fidelity Series International Small Cap Fund	1.7	1.6
Fidelity Series International Value Fund	8.0	8.2
	17.8	18.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	4.9	5.2
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.7	0.7
Fidelity Series Floating Rate High Income Fund	0.1	0.1
Fidelity Series High Income Fund	9.2	9.2
Fidelity Series Real Estate Income Fund	0.3	0.1
	10.3	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.5	3.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	54.2%
Developed International Equity Funds	17.8%
Emerging Markets Equity Funds	4.9%
High Yield Bond Funds	10.3%
Investment Grade Bond Funds	3.5%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	54.0%
Developed International Equity Funds	18.0%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	3.1%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	17.6%
Emerging Markets Equity Funds	5.2%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund (a)	7,141,032	$ 62,055,569
Domestic Equity Funds - 54.2%
Fidelity Advisor Equity Growth Fund Institutional Class	694,367	49,195,874
Fidelity Advisor Growth & Income Fund Institutional Class	1,187,233	26,225,977
Fidelity Advisor Large Cap Fund Institutional Class	1,114,205	26,484,651
Fidelity Advisor Series Equity-Income Fund	3,040,476	33,840,493
Fidelity Advisor Series Mega Cap Fund	678,605	7,498,583
Fidelity Advisor Series Opportunistic Insights Fund	2,173,001	23,924,742
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,045,702	34,081,404
Fidelity Advisor Small Cap Fund Institutional Class	750,716	20,231,800
Fidelity Series 100 Index Fund	794,846	8,202,815
Fidelity Series All-Sector Equity Fund	5,076,330	65,230,846
Fidelity Series Large Cap Value Fund	3,193,559	37,173,024
Fidelity Series Real Estate Equity Fund	416,650	5,424,779
Fidelity Series Small Cap Opportunities Fund	1,910,757	23,559,633
TOTAL DOMESTIC EQUITY FUNDS		361,074,621
TOTAL DOMESTIC EQUITY FUNDS (Cost $368,697,399)		423,130,190
International Equity Funds - 22.7%

Developed International Equity Funds - 17.8%
Fidelity Series International Growth Fund	4,252,154	53,789,744
Fidelity Series International Small Cap Fund	797,543	10,942,294
Fidelity Series International Value Fund	5,434,776	53,369,497
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		118,101,535

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	1,952,601	$ 32,667,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $134,063,958)		150,768,552
Bond Funds - 13.8%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund	433,808	4,719,827
Fidelity Series Floating Rate High Income Fund	46,741	496,860
Fidelity Series High Income Fund	5,844,788	61,428,717
Fidelity Series Real Estate Income Fund	174,863	2,040,650
TOTAL HIGH YIELD BOND FUNDS		68,686,054
Investment Grade Bond Funds - 3.5%
Fidelity Series Investment Grade Bond Fund	2,036,320	23,478,771
TOTAL BOND FUNDS (Cost $89,078,371)		92,164,825
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $591,839,728)		666,063,567
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,818)
NET ASSETS - 100%		$ 665,937,749
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $591,839,728) - See accompanying schedule		$ 666,063,567
Receivable for fund shares sold		1,415,584
Receivable from affiliate for expense reductions		795
Total assets		667,479,946

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	496,062
Payable for fund shares redeemed	919,491
Distribution and service plan fees payable	126,643
Total liabilities		1,542,197

Net Assets		$ 665,937,749
Net Assets consist of:
Paid in capital		$ 579,190,994
Undistributed net investment income		657,613
Accumulated undistributed net realized gain (loss) on investments		11,865,303
Net unrealized appreciation (depreciation) on investments		74,223,839
Net Assets		$ 665,937,749

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($352,814,210 ÷ 33,954,803 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($89,196,337 ÷ 8,609,801 shares)		$ 10.36

Maximum offering price per share (100/96.50 of $10.36)		$ 10.74
Class B: Net Asset Value and offering price per share ($5,531,512 ÷ 536,605 shares)A		$ 10.31

Class C: Net Asset Value and offering price per share ($16,188,095 ÷ 1,570,718 shares)A		$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($202,207,595 ÷ 19,369,681 shares)		$ 10.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 10,034,385

Expenses
Distribution and service plan fees	$ 1,328,558
Independent trustees' compensation	1,966
Total expenses before reductions	1,330,524
Expense reductions	(1,966)	1,328,558
Net investment income (loss)		8,705,827
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,263,892
Capital gain distributions from underlying funds	11,322,183
Total net realized gain (loss)		15,586,075
Change in net unrealized appreciation (depreciation) on underlying funds		35,894,143
Net gain (loss)		51,480,218
Net increase (decrease) in net assets resulting from operations		$ 60,186,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,705,827	$ 5,163,022
Net realized gain (loss)	15,586,075	16,208,511
Change in net unrealized appreciation (depreciation)	35,894,143	(15,390,288)
Net increase (decrease) in net assets resulting from operations	60,186,045	5,981,245
Distributions to shareholders from net investment income	(8,370,984)	(4,903,717)
Distributions to shareholders from net realized gain	(2,615,729)	(7,127,717)
Total distributions	(10,986,713)	(12,031,434)
Share transactions - net increase (decrease)	126,263,908	133,278,402
Total increase (decrease) in net assets	175,463,240	127,228,213

Net Assets
Beginning of period	490,474,509	363,246,296
End of period (including undistributed net investment income of $657,613 and undistributed net investment income of $322,770, respectively)	$ 665,937,749	$ 490,474,509

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 9.93	$ 8.66	$ 5.67	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.15	.12	.11	.11	.16
Net realized and unrealized gain (loss)	.82	(.17) E	1.34	3.05	(4.39)
Total from investment operations	.97	(.05)	1.45	3.16	(4.23)
Distributions from net investment income	(.14)	(.11)	(.11)	(.10)	(.13)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.19)	(.27)	(.18) H	(.17)	(.42) G
Net asset value, end of period	$ 10.39	$ 9.61	$ 9.93	$ 8.66	$ 5.67
Total Return A, B	10.23%	(.22)%	16.99%	55.94%	(42.30)%
Ratios to Average Net Assets D, F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.56%	1.32%	1.23%	1.43%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,814	$ 280,478	$ 220,549	$ 137,716	$ 57,591
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.90	$ 8.64	$ 5.66	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.13	.10	.09	.09	.14
Net realized and unrealized gain (loss)	.81	(.17) E	1.33	3.05	(4.37)
Total from investment operations	.94	(.07)	1.42	3.14	(4.23)
Distributions from net investment income	(.12)	(.09)	(.09)	(.09)	(.11)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.16) I	(.25)	(.16) H	(.16)	(.41) G
Net asset value, end of period	$ 10.36	$ 9.58	$ 9.90	$ 8.64	$ 5.66
Total Return A, B	9.99%	(.48)%	16.66%	55.57%	(42.41)%
Ratios to Average Net Assets D, F
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.31%	1.07%	.98%	1.18%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,196	$ 64,512	$ 61,195	$ 46,449	$ 21,186
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

H Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.86	$ 8.60	$ 5.64	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.81	(.17) E	1.34	3.03	(4.35)
Total from investment operations	.89	(.12)	1.38	3.08	(4.25)
Distributions from net investment income	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.12) H	(.20)	(.12)	(.12)	(.37) G
Net asset value, end of period	$ 10.31	$ 9.54	$ 9.86	$ 8.60	$ 5.64
Total Return A, B	9.47%	(1.06)%	16.16%	54.72%	(42.71)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,532	$ 5,643	$ 6,704	$ 5,847	$ 3,078
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.87	$ 8.61	$ 5.63	$ 10.25
Income from Investment Operations
Net investment income (loss) C	.08	.05	.04	.05	.10
Net realized and unrealized gain (loss)	.82	(.18) E	1.34	3.05	(4.35)
Total from investment operations	.90	(.13)	1.38	3.10	(4.25)
Distributions from net investment income	(.08)	(.05)	(.05)	(.05)	(.08)
Distributions from net realized gain	(.05)	(.15)	(.07)	(.07)	(.29)
Total distributions	(.13)	(.20)	(.12)	(.12)	(.37) G
Net asset value, end of period	$ 10.31	$ 9.54	$ 9.87	$ 8.61	$ 5.63
Total Return A, B	9.53%	(1.08)%	16.16%	55.15%	(42.74)%
Ratios to Average Net Assets D, F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.57%	.48%	.68%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,188	$ 13,344	$ 12,014	$ 9,646	$ 5,436
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.97	$ 8.70	$ 5.68	$ 10.35
Income from Investment Operations
Net investment income (loss) B	.18	.15	.13	.13	.17
Net realized and unrealized gain (loss)	.82	(.18) E	1.34	3.08	(4.40)
Total from investment operations	1.00	(.03)	1.47	3.21	(4.23)
Distributions from net investment income	(.16)	(.13)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.05)	(.16)	(.08)	(.07)	(.30)
Total distributions	(.21)	(.29)	(.20) H	(.19)	(.44) G
Net asset value, end of period	$ 10.44	$ 9.65	$ 9.97	$ 8.70	$ 5.68
Total Return A	10.55%	.02%	17.17%	56.66%	(42.22)%
Ratios to Average Net Assets C, F
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.81%	1.57%	1.48%	1.68%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,208	$ 126,497	$ 62,785	$ 40,214	$ 15,010
Portfolio turnover rate	28%	12%	36%	15%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	9.7	9.9
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	8.0	6.7
Fidelity Advisor Growth & Income Fund Institutional Class	4.4	8.0
Fidelity Advisor Large Cap Fund Institutional Class	4.4	7.4
Fidelity Advisor Series Equity-Income Fund	4.5	0.0
Fidelity Advisor Series Mega Cap Fund	1.0	0.0
Fidelity Advisor Series Opportunistic Insights Fund	3.2	0.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.5	0.0
Fidelity Advisor Small Cap Fund Institutional Class	3.3	2.7
Fidelity Series 100 Index Fund	1.5	5.3
Fidelity Series All-Sector Equity Fund	10.6	11.4
Fidelity Series Large Cap Value Fund	6.2	10.8
Fidelity Series Real Estate Equity Fund	0.9	0.8
Fidelity Series Small Cap Opportunities Fund	3.8	2.8
	56.3	55.9
Developed International Equity Funds
Fidelity Series International Growth Fund	8.4	8.4
Fidelity Series International Small Cap Fund	1.7	1.7
Fidelity Series International Value Fund	8.4	8.5
	18.5	18.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	5.3	5.5
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.8
Fidelity Series Floating Rate High Income Fund	0.0*	0.0*
Fidelity Series High Income Fund	9.3	9.0
Fidelity Series Real Estate Income Fund	0.2	0.0*
	10.1	9.8
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.1	0.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.7%
Domestic Equity Funds	56.3%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	5.3%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.1%

Six months ago
Commodity Funds	9.9%
Domestic Equity Funds	55.9%
Developed International Equity Funds	18.6%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	9.8%
Investment Grade Bond Funds	0.3%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	18.4%
Emerging Markets Equity Funds	5.5%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.7%
Fidelity Series Commodity Strategy Fund (a)	665,614	$ 5,784,182
Domestic Equity Funds - 56.3%
Fidelity Advisor Equity Growth Fund Institutional Class	66,585	4,717,573
Fidelity Advisor Growth & Income Fund Institutional Class	117,482	2,595,183
Fidelity Advisor Large Cap Fund Institutional Class	109,269	2,597,322
Fidelity Advisor Series Equity-Income Fund	239,379	2,664,286
Fidelity Advisor Series Mega Cap Fund	54,116	597,982
Fidelity Advisor Series Opportunistic Insights Fund	172,163	1,895,518
Fidelity Advisor Series Stock Selector Large Cap Value Fund	239,270	2,677,427
Fidelity Advisor Small Cap Fund Institutional Class	71,980	1,939,859
Fidelity Series 100 Index Fund	84,682	873,917
Fidelity Series All-Sector Equity Fund	489,288	6,287,353
Fidelity Series Large Cap Value Fund	317,758	3,698,707
Fidelity Series Real Estate Equity Fund	41,844	544,808
Fidelity Series Small Cap Opportunities Fund	182,897	2,255,121
TOTAL DOMESTIC EQUITY FUNDS		33,345,056
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,000,276)		39,129,238
International Equity Funds - 23.8%

Developed International Equity Funds - 18.5%
Fidelity Series International Growth Fund	395,886	5,007,955
Fidelity Series International Small Cap Fund	73,759	1,011,976
Fidelity Series International Value Fund	505,401	4,963,040
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,982,971

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	186,093	$ 3,113,335
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,200,537)		14,096,306
Bond Funds - 10.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	32,778	356,627
Fidelity Series Floating Rate High Income Fund	183	1,943
Fidelity Series High Income Fund	520,330	5,468,666
Fidelity Series Real Estate Income Fund	11,561	134,922
TOTAL HIGH YIELD BOND FUNDS		5,962,158
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	5,926	68,328
TOTAL BOND FUNDS (Cost $5,861,857)		6,030,486
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,062,670)		59,256,030
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,901)
NET ASSETS - 100%		$ 59,246,129
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $56,062,670) - See accompanying schedule		$ 59,256,030
Receivable for fund shares sold		322,644
Receivable from affiliate for expense reductions		239
Total assets		59,578,913

Liabilities
Payable for investments purchased	$ 193,630
Payable for fund shares redeemed	129,011
Distribution and service plan fees payable	10,143
Total liabilities		332,784

Net Assets		$ 59,246,129
Net Assets consist of:
Paid in capital		$ 55,335,797
Undistributed net investment income		45,086
Accumulated undistributed net realized gain (loss) on investments		671,886
Net unrealized appreciation (depreciation) on investments		3,193,360
Net Assets		$ 59,246,129

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($32,475,945 ÷ 3,074,354 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($7,238,789 ÷ 686,209 shares)		$ 10.55

Maximum offering price per share (100/96.50 of $10.55)		$ 10.93
Class C: Net Asset Value and offering price per share ($1,093,620 ÷ 103,505 shares)A		$ 10.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,437,775 ÷ 1,741,685 shares)		$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 580,158

Expenses
Distribution and service plan fees	$ 64,121
Independent trustees' compensation	88
Total expenses before reductions	64,209
Expense reductions	(88)	64,121
Net investment income (loss)		516,037
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(47,012)
Capital gain distributions from underlying funds	802,719
Total net realized gain (loss)		755,707
Change in net unrealized appreciation (depreciation) on underlying funds		3,283,912
Net gain (loss)		4,039,619
Net increase (decrease) in net assets resulting from operations		$ 4,555,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 516,037	$ 56,691
Net realized gain (loss)	755,707	124,116
Change in net unrealized appreciation (depreciation)	3,283,912	(90,552)
Net increase (decrease) in net assets resulting from operations	4,555,656	90,255
Distributions to shareholders from net investment income	(473,172)	(53,298)
Distributions to shareholders from net realized gain	(129,809)	(79,300)
Total distributions	(602,981)	(132,598)
Share transactions - net increase (decrease)	47,565,310	7,770,487
Total increase (decrease) in net assets	51,517,985	7,728,144

Net Assets
Beginning of period	7,728,144	-
End of period (including undistributed net investment income of $45,086 and undistributed net investment income of $2,221, respectively)	$ 59,246,129	$ 7,728,144

Financial Highlights - Class A

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.11
Net realized and unrealized gain (loss)	.83	(.11) G
Total from investment operations	1.01	-
Distributions from net investment income	(.13)	(.11)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.20)	(.25) J
Net asset value, end of period	$ 10.56	$ 9.75
Total Return B, C, D	10.51%	.29%
Ratios to Average Net Assets F, I
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.25%	.25% A
Net investment income (loss)	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,476	$ 2,655
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.09
Net realized and unrealized gain (loss)	.82	(.10) G
Total from investment operations	.98	(.01)
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.18)	(.24)
Net asset value, end of period	$ 10.55	$ 9.75
Total Return B, C, D	10.24%	.12%
Ratios to Average Net Assets F, I
Expenses before reductions	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50% A
Expenses net of all reductions	.50%	.50% A
Net investment income (loss)	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,239	$ 1,444
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.05
Net realized and unrealized gain (loss)	.83	(.10) G
Total from investment operations	.93	(.05)
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.10)	(.21)
Net asset value, end of period	$ 10.57	$ 9.74
Total Return B, C, D	9.69%	(.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00% A
Net investment income (loss)	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,094	$ 1,127
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.13
Net realized and unrealized gain (loss)	.83	(.11) G
Total from investment operations	1.04	.02
Distributions from net investment income	(.14)	(.12)
Distributions from net realized gain	(.07)	(.15)
Total distributions	(.21)	(.26) J
Net asset value, end of period	$ 10.59	$ 9.76
Total Return B, C	10.84%	.51%
Ratios to Average Net Assets E, I
Expenses before reductions F	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,438	$ 2,503
Portfolio turnover rate	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 1, 2011 (commencement of operations) to March 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 308,887,922	$ 20,071,621	$ (1,400,214)	$ 18,671,407
Advisor Freedom 2005	291,930,308	20,619,209	(2,226,098)	18,393,111
Advisor Freedom 2010	853,289,878	67,346,266	(9,911,229)	57,435,037
Advisor Freedom 2015	1,818,763,337	165,753,270	(18,902,954)	146,850,316
Advisor Freedom 2020	3,058,091,525	269,088,437	(38,735,797)	230,352,640
Advisor Freedom 2025	2,696,525,255	259,281,521	(40,826,533)	218,454,988
Advisor Freedom 2030	2,738,067,079	261,014,164	(44,536,892)	216,477,272
Advisor Freedom 2035	1,922,312,493	197,065,552	(35,102,047)	161,963,505
Advisor Freedom 2040	1,875,980,639	178,130,610	(35,341,845)	142,788,765
Advisor Freedom 2045	812,974,198	108,848,673	(14,441,501)	94,407,172
Advisor Freedom 2050	593,912,303	83,256,852	(11,105,588)	72,151,264
Advisor Freedom 2055	56,156,186	3,547,789	(447,945)	3,099,844

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 462,115	$ 3,383,496	$ 18,671,407
Advisor Freedom 2005	476,621	1,838,709	18,393,111
Advisor Freedom 2010	1,474,668	8,728,254	57,435,037
Advisor Freedom 2015	3,141,367	31,322,730	146,850,316
Advisor Freedom 2020	5,631,670	61,913,127	230,352,640
Advisor Freedom 2025	4,880,880	84,582,252	218,454,988
Advisor Freedom 2030	5,115,477	73,228,005	216,477,272
Advisor Freedom 2035	3,011,843	75,581,844	161,963,505
Advisor Freedom 2040	2,694,214	72,708,334	142,788,765
Advisor Freedom 2045	1,362,498	18,479,090	94,407,172
Advisor Freedom 2050	1,187,067	13,408,424	72,151,264
Advisor Freedom 2055	95,591	714,897	3,099,844

The tax character of distributions paid was as follows:

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,414,666	$ 1,914,942	$ 7,329,608
Advisor Freedom 2005	5,136,657	-	5,136,657
Advisor Freedom 2010	18,067,071	-	18,067,071
Advisor Freedom 2015	38,253,485	-	38,253,485
Advisor Freedom 2020	62,726,354	-	62,726,354
Advisor Freedom 2025	53,196,385	-	53,196,385
Advisor Freedom 2030	53,839,930	-	53,839,930
Advisor Freedom 2035	32,750,670	-	32,750,670
Advisor Freedom 2040	31,788,840	-	31,788,840
Advisor Freedom 2045	13,679,345	8,878,964	22,558,309
Advisor Freedom 2050	9,440,533	1,546,180	10,986,713
Advisor Freedom 2055	507,335	95,646	602,981

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2012
Ordinary Income
Advisor Freedom Income	$ 5,769,695
Advisor Freedom 2005	6,261,150
Advisor Freedom 2010	23,186,662
Advisor Freedom 2015	44,291,396
Advisor Freedom 2020	74,056,217
Advisor Freedom 2025	61,882,171
Advisor Freedom 2030	66,057,729
Advisor Freedom 2035	42,240,111
Advisor Freedom 2040	44,149,570
Advisor Freedom 2045	15,943,150
Advisor Freedom 2050	12,031,434
Advisor Freedom 2055	132,598

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	72,296,492	53,736,057
Advisor Freedom 2005	95,078,396	65,902,631
Advisor Freedom 2010	226,005,719	235,965,710
Advisor Freedom 2015	506,659,791	368,244,684
Advisor Freedom 2020	957,684,378	620,679,716
Advisor Freedom 2025	968,287,232	552,779,044
Advisor Freedom 2030	958,660,692	596,776,603
Advisor Freedom 2035	766,764,237	443,654,829
Advisor Freedom 2040	696,449,663	464,674,748
Advisor Freedom 2045	396,157,035	185,501,127
Advisor Freedom 2050	289,066,357	153,735,628
Advisor Freedom 2055	56,533,105	8,243,990

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 431,607	$ 23,868
Class T	.25%	.25%	268,168	562
Class B	.75%	.25%	26,143	19,628
Class C	.75%	.25%	169,320	19,250
			$ 895,238	$ 63,308

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 489,685	$ 55,768
Class T	.25%	.25%	111,669	181
Class B	.75%	.25%	14,242	10,700
Class C	.75%	.25%	75,991	6,173
			$ 691,587	$ 72,822
Advisor Freedom 2010
Class A	0%	.25%	$ 1,344,257	$ 149,484
Class T	.25%	.25%	627,612	3,522
Class B	.75%	.25%	75,412	56,604
Class C	.75%	.25%	376,508	24,230
			$ 2,423,789	$ 233,840
Advisor Freedom 2015
Class A	0%	.25%	$ 2,812,344	$ 305,196
Class T	.25%	.25%	1,064,512	2,092
Class B	.75%	.25%	199,443	149,743
Class C	.75%	.25%	696,249	62,213
			$ 4,772,548	$ 519,244
Advisor Freedom 2020
Class A	0%	.25%	$ 4,537,511	$ 457,699
Class T	.25%	.25%	1,973,821	3,223
Class B	.75%	.25%	370,225	277,950
Class C	.75%	.25%	973,273	101,323
			$ 7,854,830	$ 840,195
Advisor Freedom 2025
Class A	0%	.25%	$ 4,080,700	$ 513,206
Class T	.25%	.25%	1,374,990	2,672
Class B	.75%	.25%	253,280	190,184
Class C	.75%	.25%	681,576	77,081
			$ 6,390,546	$ 783,143
Advisor Freedom 2030
Class A	0%	.25%	$ 3,958,892	$ 389,729
Class T	.25%	.25%	1,720,461	2,675
Class B	.75%	.25%	296,550	222,679
Class C	.75%	.25%	685,776	84,605
			$ 6,661,679	$ 699,688
Advisor Freedom 2035
Class A	0%	.25%	$ 2,800,759	$ 331,920
Class T	.25%	.25%	907,405	1,426
Class B	.75%	.25%	192,172	144,433
Class C	.75%	.25%	392,106	50,256
			$ 4,292,442	$ 528,035
Advisor Freedom 2040
Class A	0%	.25%	$ 2,555,303	$ 216,729
Class T	.25%	.25%	1,319,604	5,286
Class B	.75%	.25%	269,377	202,338
Class C	.75%	.25%	571,010	66,961
			$ 4,715,294	$ 491,314
Advisor Freedom 2045
Class A	0%	.25%	$ 1,133,305	$ 137,028
Class T	.25%	.25%	364,438	765
Class B	.75%	.25%	35,763	26,849
Class C	.75%	.25%	109,264	23,157
			$ 1,642,770	$ 187,799

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Advisor Freedom 2050	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	0%	.25%	$ 769,411	$ 56,117
Class T	.25%	.25%	364,127	625
Class B	.75%	.25%	53,659	40,275
Class C	.75%	.25%	141,361	25,425
			$ 1,328,558	$ 122,442
Advisor Freedom 2055
Class A	0%	.25%	$ 37,713	$ 4,829
Class T	.25%	.25%	18,139	1,731
Class C	.75%	.25%	8,269	7,275
			$ 64,121	$ 13,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 11,181
Class T	2,308
Class B*	7,098
Class C*	1,141
$ 21,728
Advisor Freedom 2005
Class A	$ 3,322
Class T	818
Class B*	954
Class C*	297
$ 5,391
Advisor Freedom 2010
Class A	$ 11,116
Class T	3,912
Class B*	9,455
Class C*	1,888
$ 26,371
Advisor Freedom 2015
Class A	$ 41,373
Class T	15,978
Class B*	20,372
Class C*	6,055
$ 83,778
Advisor Freedom 2020
Class A	$ 92,210
Class T	28,704
Class B*	38,185
Class C*	7,173
$ 166,272
Advisor Freedom 2025
Class A	$ 69,696
Class T	34,021
Class B*	24,961
Class C*	5,172
$ 133,850

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2030	Retained by FDC
Class A	$ 80,781
Class T	32,758
Class B*	29,957
Class C*	7,626
$ 151,122
Advisor Freedom 2035
Class A	$ 55,539
Class T	25,957
Class B*	19,192
Class C*	5,881
$ 106,569
Advisor Freedom 2040
Class A	$ 73,479
Class T	30,710
Class B*	38,202
Class C*	8,308
$ 150,699
Advisor Freedom 2045
Class A	$ 28,665
Class T	12,991
Class B*	7,057
Class C*	2,620
$ 51,333
Advisor Freedom 2050
Class A	$ 28,554
Class T	9,656
Class B*	6,915
Class C*	1,975
$ 47,100
Advisor Freedom 2055
Class A	$ 4,450
Class T	3,470
Class C*	421
$ 8,341

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Growth & Income Fund Institutional Class, Fidelity Advisor Large Cap Fund Institutional Class, Fidelity Series 100 Index Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Large Cap Value Fund ("selected Underlying Funds") for cash and securities and non-taxable exchanges of those securities for shares of Fidelity Advisor Series Stock Selector Large Cap Value Fund, Fidelity Advisor Series Equity-Income Fund, Fidelity Advisor Series Opportunistic Insights Fund and Fidelity Advisor Series Mega Cap Fund, all of which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain (Loss) on redemption of selected Underlying Funds
Advisor Freedom Income	$ 11,881,595	$ 1,743,400
Advisor Freedom 2005	18,304,432	4,965,365
Advisor Freedom 2010	77,159,488	13,087,246
Advisor Freedom 2015	167,762,299	43,949,126
Advisor Freedom 2020	306,197,056	60,551,372
Advisor Freedom 2025	316,559,794	84,995,707
Advisor Freedom 2030	338,074,911	68,978,722
Advisor Freedom 2035	268,747,357	69,595,050
Advisor Freedom 2040	267,536,986	47,836,317
Advisor Freedom 2045	116,934,599	6,405,681
Advisor Freedom 2050	88,326,579	4,926,179
Advisor Freedom 2055	5,434,732	(23,823)

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate

Advisor Freedom Income
Class A	.25%	$ 626
Class T	.50%	194
Class B	1.00%	9
Class C	1.00%	61
Institutional Class	.00%	252
Advisor Freedom 2005
Class A	.25%	706
Class T	.50%	81
Class B	1.00%	5
Class C	1.00%	27
Institutional Class	.00%	208
Advisor Freedom 2010
Class A	.25%	1,953
Class T	.50%	456
Class B	1.00%	28
Class C	1.00%	137
Institutional Class	.00%	632
Advisor Freedom 2015
Class A	.25%	4,060
Class T	.50%	768
Class B	1.00%	72
Class C	1.00%	251
Institutional Class	.00%	1,443

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from affiliate
Advisor Freedom 2020
Class A	.25%	$ 6,531
Class T	.50%	1,421
Class B	1.00%	133
Class C	1.00%	350
Institutional Class	.00%	2,301
Advisor Freedom 2025
Class A	.25%	5,846
Class T	.50%	986
Class B	1.00%	91
Class C	1.00%	244
Institutional Class	.00%	1,984
Advisor Freedom 2030
Class A	.25%	5,684
Class T	.50%	1,235
Class B	1.00%	106
Class C	1.00%	246
Institutional Class	.00%	2,114
Advisor Freedom 2035
Class A	.25%	4,005
Class T	.50%	649
Class B	1.00%	68
Class C	1.00%	140
Institutional Class	.00%	1,528
Advisor Freedom 2040
Class A	.25%	3,667
Class T	.50%	947
Class B	1.00%	97
Class C	1.00%	205
Institutional Class	.00%	1,468
Advisor Freedom 2045
Class A	.25%	1,607
Class T	.50%	258
Class B	1.00%	13
Class C	1.00%	39
Institutional Class	.00%	717
Advisor Freedom 2050
Class A	.25%	1,094
Class T	.50%	259
Class B	1.00%	19
Class C	1.00%	50
Institutional Class	.00%	544
Advisor Freedom 2055
Class A	.25%	48
Class T	.50%	11
Class C	1.00%	3
Institutional Class	.00%	26
Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012A
Advisor Freedom Income
From net investment income
Class A	$ 1,869,112	$ 2,187,187
Class T	433,735	629,755
Class B	9,453	19,380
Class C	61,486	105,273
Institutional Class	900,709	726,511
Total	$ 3,274,495	$ 3,668,106
From net realized gain
Class A	$ 2,240,481	$ 1,181,735
Class T	669,554	406,416
Class B	32,437	22,819
Class C	210,904	121,808
Institutional Class	901,737	368,811
Total	$ 4,055,113	$ 2,101,589
Advisor Freedom 2005
From net investment income
Class A	$ 2,280,196	$ 2,436,350
Class T	219,973	208,571
Class B	4,601	7,358
Class C	31,434	47,660
Institutional Class	820,798	646,283
Total	$ 3,357,002	$ 3,346,222
From net realized gain
Class A	$ 1,208,263	$ 2,110,528
Class T	146,502	226,243
Class B	8,377	17,862
Class C	47,485	84,322
Institutional Class	369,028	475,973
Total	$ 1,779,655	$ 2,914,928
Advisor Freedom 2010
From net investment income
Class A	$ 7,248,480	$ 7,710,919
Class T	1,357,322	1,583,173
Class B	35,114	58,993
Class C	221,866	254,685
Institutional Class	2,901,048	2,281,575
Total	$ 11,763,830	$ 11,889,345
From net realized gain
Class A	$ 3,797,581	$ 7,072,545
Class T	877,542	1,793,526
Class B	49,505	137,428
Class C	264,617	506,154
Institutional Class	1,313,996	1,787,664
Total	$ 6,303,241	$ 11,297,317
Advisor Freedom 2015
From net investment income
Class A	$ 15,443,272	$ 14,904,161
Class T	2,370,199	2,481,473
Class B	95,446	158,540
Class C	437,291	504,952
Institutional Class	6,470,240	4,754,330
Total	$ 24,816,448	$ 22,803,456

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2015
From net realized gain
Class A	$ 8,264,610	$ 13,671,476
Class T	1,548,591	2,769,769
Class B	133,932	340,954
Class C	514,113	915,393
Institutional Class	2,975,791	3,790,348
Total	$ 13,437,037	$ 21,487,940
Advisor Freedom 2020
From net investment income
Class A	$ 26,237,034	$ 23,576,228
Class T	4,698,779	4,636,252
Class B	207,668	297,637
Class C	650,444	696,364
Institutional Class	10,832,707	7,640,872
Total	$ 42,626,632	$ 36,847,353
From net realized gain
Class A	$ 12,221,481	$ 23,169,017
Class T	2,642,164	5,607,667
Class B	229,820	648,689
Class C	642,700	1,335,116
Institutional Class	4,363,557	6,448,375
Total	$ 20,099,722	$ 37,208,864
Advisor Freedom 2025
From net investment income
Class A	$ 24,790,567	$ 19,932,334
Class T	3,595,303	2,880,883
Class B	163,792	205,978
Class C	561,745	468,001
Institutional Class	9,737,534	6,296,976
Total	$ 38,848,941	$ 29,784,172
From net realized gain
Class A	$ 9,143,726	$ 21,177,159
Class T	1,563,144	3,767,040
Class B	130,245	458,277
Class C	386,200	923,057
Institutional Class	3,124,129	5,772,466
Total	$ 14,347,444	$ 32,097,999
Advisor Freedom 2030
From net investment income
Class A	$ 24,782,410	$ 20,115,725
Class T	4,552,485	3,861,655
Class B	210,414	250,086
Class C	585,019	496,777
Institutional Class	10,634,898	7,084,294
Total	$ 40,765,226	$ 31,808,537
From net realized gain
Class A	$ 7,915,192	$ 21,297,759
Class T	1,715,030	5,006,885
Class B	137,323	541,636
Class C	342,181	964,853
Institutional Class	2,964,978	6,438,059
Total	$ 13,074,704	$ 34,249,192

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2035
From net investment income
Class A	$ 16,875,467	$ 12,155,921
Class T	2,349,822	1,567,804
Class B	135,304	132,734
Class C	332,280	239,769
Institutional Class	7,474,365	4,415,268
Total	$ 27,167,238	$ 18,511,496
From net realized gain
Class A	$ 3,487,770	$ 15,521,588
Class T	574,019	2,563,657
Class B	55,352	353,335
Class C	122,062	553,791
Institutional Class	1,344,229	4,736,244
Total	$ 5,583,432	$ 23,728,615
Advisor Freedom 2040
From net investment income
Class A	$ 15,416,805	$ 11,304,090
Class T	3,246,224	2,585,003
Class B	187,384	196,144
Class C	477,964	369,059
Institutional Class	7,173,233	4,427,201
Total	$ 26,501,610	$ 18,881,497
From net realized gain
Class A	$ 3,045,286	$ 14,726,886
Class T	769,855	4,232,762
Class B	73,757	545,075
Class C	168,492	902,702
Institutional Class	1,229,840	4,860,648
Total	$ 5,287,230	$ 25,268,073
Advisor Freedom 2045
From net investment income
Class A	$ 6,957,403	$ 4,503,330
Class T	988,121	586,545
Class B	27,566	22,195
Class C	101,775	61,259
Institutional Class	3,609,466	1,884,896
Total	$ 11,684,331	$ 7,058,225
From net realized gain
Class A	$ 6,744,595	$ 5,718,089
Class T	1,044,959	942,329
Class B	57,582	60,090
Class C	162,607	143,108
Institutional Class	2,864,235	2,021,309
Total	$ 10,873,978	$ 8,884,925
Advisor Freedom 2050
From net investment income
Class A	$ 4,634,192	$ 2,879,907
Class T	923,527	564,306
Class B	42,092	29,299
Class C	123,643	72,828
Institutional Class	2,647,530	1,357,377
Total	$ 8,370,984	$ 4,903,717

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2013	2012A
Advisor Freedom 2050
From net realized gain
Class A	$ 1,465,892	$ 4,184,946
Class T	345,032	1,020,104
Class B	25,867	90,871
Class C	67,326	200,027
Institutional Class	711,612	1,631,769
Total	$ 2,615,729	$ 7,127,717
Advisor Freedom 2055
From net investment income
Class A	$ 273,976	$ 13,594
Class T	55,233	9,780
Class C	2,070	6,716
Institutional Class	141,893	23,208
Total	$ 473,172	$ 53,298
From net realized gain
Class A	$ 68,154	$ 18,902
Class T	17,814	15,866
Class C	6,257	15,322
Institutional Class	37,584	29,210
Total	$ 129,809	$ 79,300

A Distributions to shareholders for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom Income
Class A
Shares sold	5,667,328	6,763,064	$ 62,675,823	$ 73,229,954
Reinvestment of distributions	368,047	309,472	4,049,319	3,322,953
Shares redeemed	(5,438,505)	(6,417,079)	(60,152,423)	(69,457,016)
Net increase (decrease)	596,870	655,457	$ 6,572,719	$ 7,095,891
Class T
Shares sold	1,752,672	2,077,443	$ 19,341,827	$ 22,457,794
Reinvestment of distributions	97,192	90,952	1,067,874	974,784
Shares redeemed	(2,181,141)	(2,331,629)	(24,078,105)	(25,241,205)
Net increase (decrease)	(331,277)	(163,234)	$ (3,668,404)	$ (1,808,627)
Class B
Shares sold	13,728	6,072	$ 151,709	$ 65,035
Reinvestment of distributions	3,419	3,507	37,528	37,482
Shares redeemed	(75,727)	(109,320)	(836,079)	(1,183,454)
Net increase (decrease)	(58,580)	(99,741)	$ (646,842)	$ (1,080,937)
Class C
Shares sold	326,072	421,367	$ 3,593,856	$ 4,564,257
Reinvestment of distributions	19,976	17,199	219,246	183,797
Shares redeemed	(428,327)	(401,421)	(4,730,145)	(4,324,783)
Net increase (decrease)	(82,279)	37,145	$ (917,043)	$ 423,271
Institutional Class
Shares sold	3,768,736	3,628,852	$ 41,751,702	$ 39,319,829
Reinvestment of distributions	161,577	99,130	1,781,582	1,066,090
Shares redeemed	(2,467,458)	(1,251,597)	(27,262,092)	(13,568,839)
Net increase (decrease)	1,462,855	2,476,385	$ 16,271,192	$ 26,817,080

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2005
Class A
Shares sold	5,950,479	7,786,540	$ 69,001,688	$ 87,322,424
Reinvestment of distributions	296,966	412,506	3,414,979	4,511,865
Shares redeemed	(6,013,562)	(6,738,587)	(69,615,909)	(75,603,513)
Net increase (decrease)	233,883	1,460,459	$ 2,800,758	$ 16,230,776
Class T
Shares sold	1,289,243	1,024,147	$ 14,935,857	$ 11,495,416
Reinvestment of distributions	30,601	38,544	352,432	421,872
Shares redeemed	(1,066,736)	(1,004,234)	(12,303,077)	(11,236,630)
Net increase (decrease)	253,108	58,457	$ 2,985,212	$ 680,658
Class B
Shares sold	652	3,744	$ 7,549	$ 41,659
Reinvestment of distributions	1,083	2,169	12,534	23,707
Shares redeemed	(41,276)	(73,115)	(481,200)	(821,480)
Net increase (decrease)	(39,541)	(67,202)	$ (461,117)	$ (756,114)
Class C
Shares sold	173,944	112,181	$ 2,021,586	$ 1,248,134
Reinvestment of distributions	6,077	11,279	70,003	122,598
Shares redeemed	(201,333)	(178,517)	(2,316,273)	(1,995,084)
Net increase (decrease)	(21,312)	(55,057)	$ (224,684)	$ (624,352)
Institutional Class
Shares sold	3,014,914	2,429,586	$ 35,073,813	$ 27,506,243
Reinvestment of distributions	102,306	101,406	1,182,672	1,115,392
Shares redeemed	(1,314,929)	(1,498,923)	(15,314,119)	(16,931,659)
Net increase (decrease)	1,802,291	1,032,069	$ 20,942,366	$ 11,689,976
Advisor Freedom 2010
Class A
Shares sold	12,708,869	17,608,014	$ 153,017,064	$ 204,386,415
Reinvestment of distributions	915,288	1,298,075	10,935,441	14,610,159
Shares redeemed	(16,811,351)	(17,499,800)	(202,005,316)	(202,700,755)
Net increase (decrease)	(3,187,194)	1,406,289	$ (38,052,811)	$ 16,295,819
Class T
Shares sold	3,712,396	3,132,138	$ 44,524,286	$ 36,364,131
Reinvestment of distributions	183,018	294,000	2,182,056	3,301,119
Shares redeemed	(4,809,687)	(5,099,183)	(57,632,993)	(59,080,492)
Net increase (decrease)	(914,273)	(1,673,045)	$ (10,926,651)	$ (19,415,242)
Class B
Shares sold	9,563	30,105	$ 115,968	$ 347,386
Reinvestment of distributions	6,587	16,202	78,910	181,659
Shares redeemed	(268,639)	(610,001)	(3,216,272)	(7,070,261)
Net increase (decrease)	(252,489)	(563,694)	$ (3,021,394)	$ (6,541,216)
Class C
Shares sold	499,095	353,574	$ 5,991,309	$ 4,060,801
Reinvestment of distributions	36,663	61,010	435,812	680,336
Shares redeemed	(681,672)	(947,002)	(8,150,135)	(10,883,002)
Net increase (decrease)	(145,914)	(532,418)	$ (1,723,014)	$ (6,141,865)
Institutional Class
Shares sold	7,292,808	6,849,441	$ 88,270,797	$ 79,864,607
Reinvestment of distributions	351,077	357,132	4,208,551	4,032,766
Shares redeemed	(5,034,949)	(3,758,825)	(60,844,334)	(43,759,019)
Net increase (decrease)	2,608,936	3,447,748	$ 31,635,014	$ 40,138,354

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2015
Class A
Shares sold	28,506,295	34,624,687	$ 342,099,746	$ 399,860,256
Reinvestment of distributions	1,974,621	2,528,175	23,498,680	28,303,874
Shares redeemed	(28,730,020)	(28,888,739)	(344,939,129)	(333,768,183)
Net increase (decrease)	1,750,896	8,264,123	$ 20,659,297	$ 94,395,947
Class T
Shares sold	7,048,273	5,394,979	$ 84,377,992	$ 62,336,809
Reinvestment of distributions	321,618	453,320	3,825,959	5,071,415
Shares redeemed	(7,173,479)	(7,739,962)	(85,670,361)	(89,491,495)
Net increase (decrease)	196,412	(1,891,663)	$ 2,533,590	$ (22,083,271)
Class B
Shares sold	18,918	57,144	$ 230,299	$ 659,696
Reinvestment of distributions	17,784	41,296	211,983	461,175
Shares redeemed	(631,455)	(875,784)	(7,538,504)	(10,114,879)
Net increase (decrease)	(594,753)	(777,344)	$ (7,096,222)	$ (8,994,008)
Class C
Shares sold	1,112,764	1,085,862	$ 13,243,553	$ 12,546,495
Reinvestment of distributions	73,853	116,272	876,636	1,293,137
Shares redeemed	(1,330,728)	(1,205,400)	(15,851,708)	(13,842,650)
Net increase (decrease)	(144,111)	(3,266)	$ (1,731,519)	$ (3,018)
Institutional Class
Shares sold	16,268,843	15,140,133	$ 196,562,251	$ 176,381,907
Reinvestment of distributions	782,959	741,880	9,370,557	8,353,211
Shares redeemed	(8,997,016)	(6,686,950)	(108,722,993)	(77,631,931)
Net increase (decrease)	8,054,786	9,195,063	$ 97,209,815	$ 107,103,187
Advisor Freedom 2020
Class A
Shares sold	44,416,958	49,404,994	$ 555,194,594	$ 593,663,103
Reinvestment of distributions	3,073,389	3,987,583	38,099,250	46,179,945
Shares redeemed	(39,485,922)	(37,475,426)	(494,297,897)	(450,426,886)
Net increase (decrease)	8,004,425	15,917,151	$ 98,995,947	$ 189,416,162
Class T
Shares sold	12,011,989	8,792,460	$ 150,203,034	$ 105,703,636
Reinvestment of distributions	579,475	866,942	7,192,079	10,045,446
Shares redeemed	(10,936,020)	(12,474,056)	(136,699,168)	(149,794,855)
Net increase (decrease)	1,655,444	(2,814,654)	$ 20,695,945	$ (34,045,773)
Class B
Shares sold	23,018	44,465	$ 283,038	$ 529,456
Reinvestment of distributions	32,154	74,204	399,675	856,002
Shares redeemed	(1,019,496)	(1,602,205)	(12,664,560)	(19,227,315)
Net increase (decrease)	(964,324)	(1,483,536)	$ (11,981,847)	$ (17,841,857)
Class C
Shares sold	1,650,086	1,454,135	$ 20,539,871	$ 17,405,863
Reinvestment of distributions	95,759	160,265	1,184,544	1,841,015
Shares redeemed	(1,789,596)	(1,828,349)	(22,192,952)	(21,813,476)
Net increase (decrease)	(43,751)	(213,949)	$ (468,537)	$ (2,566,598)
Institutional Class
Shares sold	25,904,119	23,399,673	$ 326,561,698	$ 282,767,751
Reinvestment of distributions	1,214,162	1,189,695	15,144,940	13,857,103
Shares redeemed	(12,665,795)	(9,021,589)	(158,809,529)	(108,893,287)
Net increase (decrease)	14,452,486	15,567,779	$ 182,897,109	$ 187,731,567

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2025
Class A
Shares sold	46,832,812	48,848,908	$ 564,656,133	$ 562,258,705
Reinvestment of distributions	2,817,136	3,688,982	33,682,400	40,792,623
Shares redeemed	(36,915,729)	(29,982,380)	(445,620,144)	(345,037,796)
Net increase (decrease)	12,734,219	22,555,510	$ 152,718,389	$ 258,013,532
Class T
Shares sold	10,475,315	7,637,990	$ 126,787,508	$ 88,292,253
Reinvestment of distributions	421,842	584,870	5,059,334	6,482,700
Shares redeemed	(7,029,069)	(7,949,975)	(84,713,362)	(91,910,477)
Net increase (decrease)	3,868,088	272,885	$ 47,133,480	$ 2,864,476
Class B
Shares sold	33,837	42,663	$ 402,830	$ 486,555
Reinvestment of distributions	22,745	55,370	271,803	608,468
Shares redeemed	(700,042)	(874,149)	(8,354,336)	(10,083,099)
Net increase (decrease)	(643,460)	(776,116)	$ (7,679,703)	$ (8,988,076)
Class C
Shares sold	1,362,294	1,292,036	$ 16,242,141	$ 14,806,798
Reinvestment of distributions	75,516	120,148	897,881	1,315,255
Shares redeemed	(1,133,462)	(951,921)	(13,531,664)	(10,872,825)
Net increase (decrease)	304,348	460,263	$ 3,608,358	$ 5,249,228
Institutional Class
Shares sold	24,213,764	21,538,187	$ 294,374,445	$ 249,495,381
Reinvestment of distributions	1,063,922	1,059,523	12,801,944	11,781,405
Shares redeemed	(10,933,983)	(6,697,811)	(132,325,157)	(77,533,692)
Net increase (decrease)	14,343,703	15,899,899	$ 174,851,232	$ 183,743,094
Advisor Freedom 2030
Class A
Shares sold	41,613,890	42,835,455	$ 525,837,935	$ 516,945,396
Reinvestment of distributions	2,585,181	3,546,218	32,378,742	41,015,516
Shares redeemed	(34,146,152)	(31,045,553)	(432,000,548)	(374,459,437)
Net increase (decrease)	10,052,919	15,336,120	$ 126,216,129	$ 183,501,475
Class T
Shares sold	11,109,856	8,388,334	$ 139,954,510	$ 101,146,779
Reinvestment of distributions	492,157	756,879	6,152,559	8,734,784
Shares redeemed	(9,495,122)	(9,670,716)	(119,272,485)	(116,676,153)
Net increase (decrease)	2,106,891	(525,503)	$ 26,834,584	$ (6,794,590)
Class B
Shares sold	20,379	36,631	$ 253,313	$ 434,470
Reinvestment of distributions	25,911	63,872	324,148	732,818
Shares redeemed	(766,318)	(1,077,382)	(9,575,940)	(13,009,676)
Net increase (decrease)	(720,028)	(976,879)	$ (8,998,479)	$ (11,842,388)
Class C
Shares sold	1,523,134	1,073,369	$ 19,092,460	$ 12,925,305
Reinvestment of distributions	69,617	118,601	867,428	1,356,119
Shares redeemed	(1,266,642)	(1,245,011)	(15,862,398)	(14,990,414)
Net increase (decrease)	326,109	(53,041)	$ 4,097,490	$ (708,990)
Institutional Class
Shares sold	22,913,292	20,661,419	$ 291,232,690	$ 250,301,603
Reinvestment of distributions	1,079,513	1,142,818	13,569,835	13,249,779
Shares redeemed	(10,947,359)	(6,631,955)	(138,321,010)	(80,438,467)
Net increase (decrease)	13,045,446	15,172,282	$ 166,481,515	$ 183,112,915

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2035
Class A
Shares sold	34,835,056	34,768,661	$ 415,484,819	$ 395,110,554
Reinvestment of distributions	1,706,155	2,535,573	20,199,297	27,466,248
Shares redeemed	(27,311,897)	(22,595,877)	(326,166,700)	(256,243,586)
Net increase (decrease)	9,229,314	14,708,357	$ 109,517,416	$ 166,333,216
Class T
Shares sold	8,091,085	5,610,062	$ 96,019,491	$ 63,400,892
Reinvestment of distributions	243,254	373,246	2,870,268	4,025,458
Shares redeemed	(5,444,520)	(5,835,413)	(64,446,129)	(66,246,222)
Net increase (decrease)	2,889,819	147,895	$ 34,443,630	$ 1,180,128
Class B
Shares sold	11,260	16,340	$ 131,688	$ 193,121
Reinvestment of distributions	15,412	42,889	181,095	457,833
Shares redeemed	(493,168)	(542,682)	(5,777,414)	(6,109,260)
Net increase (decrease)	(466,496)	(483,453)	$ (5,464,631)	$ (5,458,306)
Class C
Shares sold	873,123	842,694	$ 10,285,137	$ 9,496,396
Reinvestment of distributions	36,956	70,870	433,119	755,598
Shares redeemed	(766,094)	(641,298)	(8,970,033)	(7,207,675)
Net increase (decrease)	143,985	272,266	$ 1,748,223	$ 3,044,319
Institutional Class
Shares sold	19,774,112	16,658,611	$ 237,955,566	$ 189,846,559
Reinvestment of distributions	738,822	818,992	8,780,433	8,903,922
Shares redeemed	(8,196,096)	(4,989,829)	(97,924,593)	(57,177,515)
Net increase (decrease)	12,316,838	12,487,774	$ 148,811,406	$ 141,572,966
Advisor Freedom 2040
Class A
Shares sold	28,004,111	27,553,613	$ 355,673,696	$ 334,702,393
Reinvestment of distributions	1,447,450	2,231,713	18,293,644	25,789,507
Shares redeemed	(22,935,436)	(19,786,758)	(292,260,264)	(240,137,054)
Net increase (decrease)	6,516,125	9,998,568	$ 81,707,076	$ 120,354,846
Class T
Shares sold	7,602,047	6,790,457	$ 96,328,995	$ 82,309,118
Reinvestment of distributions	312,761	582,365	3,950,120	6,718,555
Shares redeemed	(7,559,551)	(7,839,034)	(95,678,684)	(95,324,860)
Net increase (decrease)	355,257	(466,212)	$ 4,600,431	$ (6,297,187)
Class B
Shares sold	6,103	34,162	$ 76,395	$ 399,867
Reinvestment of distributions	19,509	59,748	245,030	684,139
Shares redeemed	(739,626)	(833,809)	(9,293,767)	(10,085,732)
Net increase (decrease)	(714,014)	(739,899)	$ (8,972,342)	$ (9,001,726)
Class C
Shares sold	962,998	941,734	$ 12,120,904	$ 11,282,554
Reinvestment of distributions	49,059	105,857	614,213	1,207,626
Shares redeemed	(901,869)	(1,037,963)	(11,261,526)	(12,466,739)
Net increase (decrease)	110,188	9,628	$ 1,473,591	$ 23,441
Institutional Class
Shares sold	16,906,391	14,522,651	$ 216,610,718	$ 176,901,050
Reinvestment of distributions	660,482	769,888	8,377,157	8,925,684
Shares redeemed	(8,263,973)	(5,040,997)	(105,030,652)	(61,648,732)
Net increase (decrease)	9,302,900	10,251,542	$ 119,957,223	$ 124,178,002

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2045
Class A
Shares sold	22,348,428	19,758,396	$ 218,037,471	$ 185,621,088
Reinvestment of distributions	1,428,096	1,134,594	13,620,503	10,161,242
Shares redeemed	(14,594,828)	(11,463,161)	(143,000,136)	(107,406,601)
Net increase (decrease)	9,181,696	9,429,829	$ 88,657,838	$ 88,375,729
Class T
Shares sold	5,253,099	3,401,988	$ 51,047,511	$ 31,874,287
Reinvestment of distributions	213,016	166,144	2,024,121	1,483,402
Shares redeemed	(2,939,816)	(3,169,427)	(28,557,658)	(30,052,164)
Net increase (decrease)	2,526,299	398,705	$ 24,513,974	$ 3,305,525
Class B
Shares sold	3,515	1,569	$ 31,735	$ 14,905
Reinvestment of distributions	8,787	8,926	82,887	79,324
Shares redeemed	(49,903)	(82,138)	(482,094)	(781,057)
Net increase (decrease)	(37,601)	(71,643)	$ (367,472)	$ (686,828)
Class C
Shares sold	518,274	354,761	$ 5,021,009	$ 3,296,660
Reinvestment of distributions	27,552	22,645	259,896	200,564
Shares redeemed	(272,934)	(230,539)	(2,637,588)	(2,135,319)
Net increase (decrease)	272,892	146,867	$ 2,643,317	$ 1,361,905
Institutional Class
Shares sold	13,436,841	10,643,520	$ 132,476,916	$ 100,329,191
Reinvestment of distributions	671,239	428,124	6,432,276	3,841,804
Shares redeemed	(4,998,582)	(2,737,721)	(48,855,267)	(25,923,441)
Net increase (decrease)	9,109,498	8,333,923	$ 90,053,925	$ 78,247,554
Advisor Freedom 2050
Class A
Shares sold	15,759,974	15,354,022	$ 152,322,278	$ 142,028,423
Reinvestment of distributions	630,390	796,372	6,034,537	6,986,139
Shares redeemed	(11,627,846)	(9,162,643)	(112,817,332)	(84,488,019)
Net increase (decrease)	4,762,518	6,987,751	$ 45,539,483	$ 64,526,543
Class T
Shares sold	4,570,956	3,433,527	$ 44,088,375	$ 31,583,600
Reinvestment of distributions	131,758	179,974	1,260,447	1,573,378
Shares redeemed	(2,827,192)	(3,058,786)	(27,249,174)	(28,457,436)
Net increase (decrease)	1,875,522	554,715	$ 18,099,648	$ 4,699,542
Class B
Shares sold	330	8,292	$ 3,096	$ 76,015
Reinvestment of distributions	6,911	13,247	65,663	114,938
Shares redeemed	(62,118)	(110,174)	(591,359)	(1,015,943)
Net increase (decrease)	(54,877)	(88,635)	$ (522,600)	$ (824,990)
Class C
Shares sold	469,493	463,409	$ 4,511,086	$ 4,275,978
Reinvestment of distributions	19,364	30,263	184,167	262,422
Shares redeemed	(316,364)	(313,018)	(3,039,772)	(2,839,212)
Net increase (decrease)	172,493	180,654	$ 1,655,481	$ 1,699,188
Institutional Class
Shares sold	10,323,520	8,780,555	$ 100,853,706	$ 81,542,570
Reinvestment of distributions	347,891	329,360	3,344,639	2,895,515
Shares redeemed	(4,410,206)	(2,296,393)	(42,706,449)	(21,259,966)
Net increase (decrease)	6,261,205	6,813,522	$ 61,491,896	$ 63,178,119

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012A	2013	2012A
Advisor Freedom 2055
Class A
Shares sold	3,664,304	311,914	$ 36,168,205	$ 3,010,798
Reinvestment of distributions	35,066	3,701	341,179	32,496
Shares redeemed	(897,204)	(43,427)	(8,919,848)	(412,755)
Net increase (decrease)	2,802,166	272,188	$ 27,589,536	$ 2,630,539
Class T
Shares sold	865,233	145,637	$ 8,537,245	$ 1,433,545
Reinvestment of distributions	7,527	2,921	73,047	25,646
Shares redeemed	(334,621)	(488)	(3,311,442)	(4,666)
Net increase (decrease)	538,139	148,070	$ 5,298,850	$ 1,454,525
Class C
Shares sold	90,384	114,214	$ 903,238	$ 1,133,007
Reinvestment of distributions	877	2,506	8,307	22,001
Shares redeemed	(103,499)	(977)	(1,002,740)	(8,833)
Net increase (decrease)	(12,238)	115,743	$ (91,195)	$ 1,146,175
Institutional Class
Shares sold	1,958,189	251,229	$ 19,433,573	$ 2,494,347
Reinvestment of distributions	18,452	5,970	179,477	52,418
Shares redeemed	(491,376)	(779)	(4,844,931)	(7,517)
Net increase (decrease)	1,485,265	256,420	$ 14,768,119	$ 2,539,248

A Share transactions for Advisor Freedom 2055 are for the period June 1, 2011 (commencement of sale of shares) to March 31, 2012.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2020	Fidelity Advisor Freedom 2025	Fidelity Advisor Freedom 2030	Fidelity Advisor Freedom 2035	Fidelity Advisor Freedom 2040
Fidelity Advisor Series Equity-Income Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Mega Cap Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Opportunistic Insights Fund	15%	16%	17%	14%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15%	16%	17%	14%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Equity Growth Fund	31%
Fidelity Advisor Short Fixed-Income Fund	32%
Fidelity Advisor Growth & Income Fund	54%
Fidelity Advisor Large Cap Fund	55%
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Mega Cap Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund and Fidelity Advisor Freedom 2055 Fund as of March 31, 2013, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/06/13	05/03/13	$0.008	$0.125
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/06/13	05/03/13	$0.024	$0.073
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/06/13	05/03/13	$0.026	$0.124
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/13/13	05/10/13	$0.026	$0.204
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/06/13	05/03/13	$0.027	$0.250
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/06/13	05/03/13	$0.025	$0.374
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/06/13	05/03/13	$0.026	$0.338
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/06/13	05/03/13	$0.020	$0.466
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/06/13	05/03/13	$0.021	$0.492
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/13/13	05/10/13	$0.016	$0.213
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/13/13	05/10/13	$0.015	$0.214
Fidelity Advisor Freedom 2055 Fund
Institutional Class	05/13/13	05/10/13	$0.011	$0.120

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$4,545,642
Fidelity Advisor Freedom 2005 Fund	$1,838,709
Fidelity Advisor Freedom 2010 Fund	$8,728,254
Fidelity Advisor Freedom 2015 Fund	$31,322,730
Fidelity Advisor Freedom 2020 Fund	$61,913,127
Fidelity Advisor Freedom 2025 Fund	$84,582,251
Fidelity Advisor Freedom 2030 Fund	$73,228,005
Fidelity Advisor Freedom 2035 Fund	$75,581,843
Fidelity Advisor Freedom 2040 Fund	$72,708,334
Fidelity Advisor Freedom 2045 Fund	$19,259,685
Fidelity Advisor Freedom 2050 Fund	$13,997,836
Fidelity Advisor Freedom 2055 Fund	$753,517

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	18.64%
Fidelity Advisor Freedom 2005 Fund	14.31%
Fidelity Advisor Freedom 2010 Fund	13.36%
Fidelity Advisor Freedom 2015 Fund	13.10%
Fidelity Advisor Freedom 2020 Fund	11.12%
Fidelity Advisor Freedom 2025 Fund	7.94%
Fidelity Advisor Freedom 2030 Fund	6.03%
Fidelity Advisor Freedom 2035 Fund	2.65%
Fidelity Advisor Freedom 2040 Fund	2.40%
Fidelity Advisor Freedom 2045 Fund	1.35%
Fidelity Advisor Freedom 2050 Fund	0.89%
Fidelity Advisor Freedom 2055 Fund	0.08%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
April 2012	1%
May 2012	7%
June 2012	8%
July 2012	8%
August 2012	8%
September 2012	8%
October 2012	8%
November 2012	9%
December 2012 (Ex-Date 12/07/12)	8%
December 2012 (Ex-Date 12/28/12)	11%
Fidelity Advisor Freedom 2005 Fund
May 2012	2%
December 2012	17%
Fidelity Advisor Freedom 2010 Fund
May 2012	1%
December 2012	19%
Fidelity Advisor Freedom 2015 Fund
May 2012	1%
December 2012	20%
Fidelity Advisor Freedom 2020 Fund
May 2012	2%
December 2012	22%
Fidelity Advisor Freedom 2025 Fund
May 2012	2%
December 2012	27%
Fidelity Advisor Freedom 2030 Fund
May 2012	2%
December 2012	28%
Fidelity Advisor Freedom 2035 Fund
May 2012	4%
December 2012	36%
Institutional Class
Fidelity Advisor Freedom 2040 Fund
May 2012	4%
December 2012	36%
Fidelity Advisor Freedom 2045 Fund
May 2012	5%
December 2012	37%
Fidelity Advisor Freedom 2050 Fund
May 2012	8%
December 2012	40%
Fidelity Advisor Freedom 2055 Fund
May 2012	14%
December 2012	48%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
April 2012	3%
May 2012	12%
June 2012	13%
July 2012	13%
August 2012	14%
September 2012	14%
October 2012	14%
November 2012	15%
December 2012 (Ex-Date 12/07/12)	13%
December 2012 (Ex-Date 12/28/12)	17%
February 2013	5%
March 2013	5%
Fidelity Advisor Freedom 2005 Fund
May 2012	3%
December 2012	26%
Fidelity Advisor Freedom 2010 Fund
May 2012	2%
December 2012	31%
Fidelity Advisor Freedom 2015 Fund
May 2012	3%
December 2012	31%
Fidelity Advisor Freedom 2020 Fund
May 2012	3%
December 2012	35%
Fidelity Advisor Freedom 2025 Fund
May 2012	4%
December 2012	42%
Fidelity Advisor Freedom 2030 Fund
May 2012	4%
December 2012	45%
Fidelity Advisor Freedom 2035 Fund
May 2012	7%
December 2012	57%
Institutional Class
Fidelity Advisor Freedom 2040 Fund
May 2012	7%
December 2012	57%
Fidelity Advisor Freedom 2045 Fund
May 2012	8%
December 2012	59%
Fidelity Advisor Freedom 2050 Fund
May 2012	12%
December 2012	63%
Fidelity Advisor Freedom 2055 Fund
May 2012	21%
December 2012	74%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0513
1.792135.109

Fidelity Freedom® Index Funds - Class W

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Freedom® Index Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2000 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Freedom Index 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Freedom® Index Income Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index Income Fund - Class W	3.75%	4.81%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index Income Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2000 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2000 Fund - Class W	3.76%	4.91%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2000 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2005 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2005 Fund - Class W	5.17%	7.09%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2005 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom Index 2010 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2010 Fund - Class W	6.80%	8.30%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2010 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2015 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2015 Fund - Class W	7.02%	8.50%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2015 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom Index 2020 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2020 Fund - Class W	7.38%	9.32%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2020 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2025 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2025 Fund - Class W	8.50%	10.13%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2025 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2030 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2030 Fund - Class W	8.80%	10.43%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2030 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2035 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2035 Fund - Class W	9.44%	10.89%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2035 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2040 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2040 Fund - Class W	9.59%	11.01%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2040 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2045 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2045 Fund - Class W	9.76%	11.12%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2045 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom Index 2050 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2050 Fund - Class W	9.75%	11.22%

A From October 2, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2050 Fund - Class W on October 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

-

Annual Report

Fidelity Freedom Index 2055 Fund - Class W

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Life of fund A
Fidelity Freedom Index 2055 Fund - Class W	10.05%	6.29%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Index 2055 Fund - Class W on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
$8,500
2011
2012
'13
Period Ending Values
$11,183 Fidelity Freedom Index 2055 Fund - Class W
$12,433 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets extended a four-year bull run and two major equity benchmarks reached record territory during the year ending March 31, 2013, as gains in the global economy and more monetary stimulus from the U.S. Federal Reserve kept markets on the upswing for much of the period. Optimism over the nation's jobs picture and housing market teamed up with solid corporate earnings to make stocks a favorite with investors during the 12-month period. The broad-based S&P 500® Index finished the year up 13.96%, closing at an all-time high at the end of the period, while the blue-chip-laden Dow Jones Industrial AverageSM - which broke its own record in early March - gained 13.37% for the full 12 months. The technology-heavy Nasdaq Composite Index® advanced a more modest 7.14%, curtailed by the weak performance of consumer electronics giant Apple, a large index component. During the year, markets shrugged off an early decline brought on by debt woes in Europe, and another dip later in the period amid pre-election jitters and Congressional gridlock over the federal budget. The year's gains were broad-based, with eight of the 10 sectors in the S&P 500® posting a double-digit increase, led by telecommunication services and health care, while technology fell 1%. Despite the headwind of a stronger U.S. dollar, foreign developed-markets stocks rose strongly, with the MSCI® EAFE® Index adding 11.40%. In the fixed-income arena, U.S. high-yield bonds benefited from investors' overall willingness to take on more risk, with The BofA Merrill LynchSM US High Yield Constrained Index adding 13.06% for the period. The shift away from perceived safety left U.S. investment-grade debt with a relatively modest 3.77% gain for the year, as measured by the Barclays® U.S. Aggregate Bond Index.

Comments from Christopher Sharpe and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Freedom® Index Funds - Class W: For the 12 months ending March 31, 2013, each of the Freedom Index Funds' Class W shares delivered a positive absolute return. Funds with the longest time horizons until retirement - which have greater allocations to underlying equity funds - posted the strongest gains, most in the high single digits and one, Freedom Index 2055 Fund, just breaking into double-digit territory. These results were consistent with what we would expect in an environment where investors preferred riskier asset classes, especially equities. (For specific Fund results, please refer to the performance section of this report.) Equities delivered the highest returns among the Funds' asset classes, reflecting a shift in investor sentiment toward higher-risk securities. The Funds' exposure to the broad U.S. equity market - through their underlying investment in Spartan® Total Market Index Fund Class F - yielded a more than 14% return, fueled in large part by a significant rally in the second half of the period. Gains were broad-based, as nine of the 10 sectors within the index delivered double-digit advances for the year, with only information technology declining. Unlike domestic equities, it was a difficult year for commodity markets amid anticipated sluggish near-term global economic growth. The Funds' allocation to the asset class - through their holdings in Fidelity® Series Commodity Strategy Fund Class F - finished in negative territory, as investors chose to take profits in the precious metals segment during the second half of the period, while severe weather for most of the year weighed on the agricultural subsector. Shifting to the Funds' non-U.S. equity investments, Fidelity® Series Global ex U.S. Index Fund gained more than 8%, in concert with the broad international stock market. Developed-markets equities showed solid performance despite the headwind of a stronger U.S. dollar, while emerging-markets shares struggled in comparison, due in part to falling commodity prices and lackluster economic growth prospects for developing countries. Turning to the fixed-income categories, high-quality bonds largely produced positive absolute returns throughout the past year. In an effort to buoy the economy, the Federal Reserve kept interest rates low. However, Treasury yields still fell below the current inflation rate, which created a challenging environment for fixed-income investors. As such, the most conservative investment-grade bonds - U.S. government securities - delivered the most modest result, while more-credit-sensitive sectors such as corporate debt fared quite well. The Funds' allocation to bonds - through stakes in Spartan® U.S. Bond Index Fund Class F and Fidelity Series Inflation-Protected Bond Index Fund Class F - generated a roughly 4% gain, in line with the investment-grade market overall. In a historically low yield environment, the Funds' investments in short-term instruments - via Fidelity Institutional Money Market Fund Class F - managed only a slightly positive return.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Freedom Index Income Fund	.10%
Actual		$ 1,000.00	$ 1,017.80	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2000 Fund	.10%
Actual		$ 1,000.00	$ 1,018.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2005 Fund	.09%
Actual		$ 1,000.00	$ 1,030.50	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Fidelity Freedom Index 2010 Fund	.10%
Actual		$ 1,000.00	$ 1,041.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2015 Fund	.10%
Actual		$ 1,000.00	$ 1,043.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2020 Fund	.10%
Actual		$ 1,000.00	$ 1,047.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2025 Fund	.10%
Actual		$ 1,000.00	$ 1,057.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2030 Fund	.10%
Actual		$ 1,000.00	$ 1,060.50	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Fidelity Freedom Index 2035 Fund	.09%
Actual		$ 1,000.00	$ 1,069.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
	Annualized Expense Ratio	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Fidelity Freedom Index 2040 Fund	.09%
Actual		$ 1,000.00	$ 1,070.80	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Fidelity Freedom Index 2045 Fund	.09%
Actual		$ 1,000.00	$ 1,072.80	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Fidelity Freedom Index 2050 Fund	.09%
Actual		$ 1,000.00	$ 1,072.90	$ .47
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Fidelity Freedom Index 2055 Fund	.10%
Actual		$ 1,000.00	$ 1,076.10	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Funds invest are not included in the Funds' annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.0	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	302,429	$ 2,640,205
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	365,426	16,736,513
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,356,247)		19,376,718
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $6,452,066)	640,481	7,160,575
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,398,601	15,930,060

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity Spartan U.S. Bond Index Fund Class F	3,145,687	$ 37,182,018
TOTAL BOND FUNDS (Cost $52,253,745)		53,112,078
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $53,113,549)	53,113,549	53,113,549
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $128,175,607)		132,762,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,838)
NET ASSETS - 100%		$ 132,753,082
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $128,175,607) - See accompanying schedule		$ 132,762,920
Cash		2
Receivable for investments sold		592,194
Receivable for fund shares sold		131,529
Receivable from affiliate for expense reductions		6,632
Total assets		133,493,277

Liabilities
Payable for investments purchased	$ 401,614
Payable for fund shares redeemed	322,108
Other affiliated payables	16,473
Total liabilities		740,195

Net Assets		$ 132,753,082
Net Assets consist of:
Paid in capital		$ 128,213,947
Undistributed net investment income		82,972
Accumulated undistributed net realized gain (loss) on investments		(131,150)
Net unrealized appreciation (depreciation) on investments		4,587,313
Net Assets, for 11,923,349 shares outstanding		$ 132,753,082
Net Asset Value, offering price and redemption price per share ($132,753,082 ÷ 11,923,349 shares)		$ 11.13

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 1,261,022

Expenses
Transfer agent fees	$ 164,124
Independent trustees' compensation	378
Total expenses before reductions	164,502
Expense reductions	(57,052)	107,450
Net investment income (loss)		1,153,572
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	38,949
Capital gain distributions from underlying funds	611,063
Total net realized gain (loss)		650,012
Change in net unrealized appreciation (depreciation) on investment securities		2,653,892
Net gain (loss)		3,303,904
Net increase (decrease) in net assets resulting from operations		$ 4,457,476

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,153,572	$ 651,537
Net realized gain (loss)	650,012	325,074
Change in net unrealized appreciation (depreciation)	2,653,892	1,031,293
Net increase (decrease) in net assets resulting from operations	4,457,476	2,007,904
Distributions to shareholders from net investment income	(1,128,654)	(632,906)
Distributions to shareholders from net realized gain	(581,226)	(507,773)
Total distributions	(1,709,880)	(1,140,679)
Share transactions Proceeds from sales of shares	92,203,884	45,547,466
Reinvestment of distributions	1,709,880	1,140,679
Cost of shares redeemed	(31,313,121)	(18,690,664)
Net increase (decrease) in net assets resulting from share transactions	62,600,643	27,997,481
Total increase (decrease) in net assets	65,348,239	28,864,706

Net Assets
Beginning of period	67,404,843	38,540,137
End of period (including undistributed net investment income of $82,972 and undistributed net investment income of $58,053, respectively)	$ 132,753,082	$ 67,404,843
Other Information Shares
Sold	8,425,114	4,234,058
Issued in reinvestment of distributions	156,070	106,683
Redeemed	(2,846,649)	(1,739,141)
Net increase (decrease)	5,734,535	2,601,600

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.74	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.13	.13	.06
Net realized and unrealized gain (loss)	.29	.24	.47	.30
Total from investment operations	.41	.37	.60	.36
Distributions from net investment income	(.11)	(.13)	(.12)	(.07)
Distributions from net realized gain	(.05)	(.09)	(.03)	(.01)
Total distributions	(.17) H	(.22)	(.15)	(.07) I
Net asset value, end of period	$ 11.13	$ 10.89	$ 10.74	$ 10.29
Total Return B, C	3.75%	3.52%	5.89%	3.62%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.06%	.04% A
Expenses net of all reductions	.10%	.09%	.06%	.04% A
Net investment income (loss)	1.06%	1.24%	1.27%	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,753	$ 67,405	$ 38,540	$ 6,401
Portfolio turnover rate	19%	31%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.053 per share.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	12.6	12.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	5.4	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0	12.0
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.0	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0	40.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

Six months ago
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	12.6%
Developed International Equity Funds	5.4%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2000 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	133,579	$ 1,166,142
Domestic Equity Funds - 12.6%
Fidelity Spartan Total Market Index Fund Class F	162,631	7,448,502
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,165,028)		8,614,644
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,855,998)	283,067	3,164,687
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	618,330	7,042,780

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity Spartan U.S. Bond Index Fund Class F	1,392,355	$ 16,457,641
TOTAL BOND FUNDS (Cost $22,869,553)		23,500,421
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $23,501,543)	23,501,543	23,501,543
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,392,122)		58,781,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,375)
NET ASSETS - 100%		$ 58,776,920
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $56,392,122) - See accompanying schedule		$ 58,781,295
Cash		2
Receivable for investments sold		203,949
Receivable for fund shares sold		30,900
Receivable from affiliate for expense reductions		2,950
Total assets		59,019,096

Liabilities
Payable for investments purchased	$ 227,405
Payable for fund shares redeemed	7,444
Other affiliated payables	7,327
Total liabilities		242,176

Net Assets		$ 58,776,920
Net Assets consist of:
Paid in capital		$ 56,387,242
Undistributed net investment income		84,085
Accumulated undistributed net realized gain (loss) on investments		(83,580)
Net unrealized appreciation (depreciation) on investments		2,389,173
Net Assets, for 5,257,337 shares outstanding		$ 58,776,920
Net Asset Value, offering price and redemption price per share ($58,776,920 ÷ 5,257,337 shares)		$ 11.18

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 596,433

Expenses
Transfer agent fees	$ 78,565
Independent trustees' compensation	185
Total expenses before reductions	78,750
Expense reductions	(28,582)	50,168
Net investment income (loss)		546,265
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	66,288
Capital gain distributions from underlying funds	280,700
Total net realized gain (loss)		346,988
Change in net unrealized appreciation (depreciation) on investment securities		1,204,012
Net gain (loss)		1,551,000
Net increase (decrease) in net assets resulting from operations		$ 2,097,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 546,265	$ 416,242
Net realized gain (loss)	346,988	178,231
Change in net unrealized appreciation (depreciation)	1,204,012	542,590
Net increase (decrease) in net assets resulting from operations	2,097,265	1,137,063
Distributions to shareholders from net investment income	(539,630)	(383,260)
Distributions to shareholders from net realized gain	(287,389)	(338,538)
Total distributions	(827,019)	(721,798)
Share transactions Proceeds from sales of shares	30,030,172	24,976,823
Reinvestment of distributions	827,019	721,798
Cost of shares redeemed	(13,149,658)	(11,921,048)
Net increase (decrease) in net assets resulting from share transactions	17,707,533	13,777,573
Total increase (decrease) in net assets	18,977,779	14,192,838

Net Assets
Beginning of period	39,799,141	25,606,303
End of period (including undistributed net investment income of $84,085 and undistributed net investment income of $77,451, respectively)	$ 58,776,920	$ 39,799,141
Other Information Shares
Sold	2,735,231	2,304,006
Issued in reinvestment of distributions	75,347	67,509
Redeemed	(1,191,832)	(1,105,067)
Net increase (decrease)	1,618,746	1,266,448

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.79	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.13	.13	.05
Net realized and unrealized gain (loss)	.29	.24	.49	.34
Total from investment operations	.41	.37	.62	.39
Distributions from net investment income	(.11)	(.12)	(.11)	(.06)
Distributions from net realized gain	(.06)	(.10)	(.04)	(.01)
Total distributions	(.17)	(.22)	(.15)	(.07)
Net asset value, end of period	$ 11.18	$ 10.94	$ 10.79	$ 10.32
Total Return B, C	3.76%	3.50%	6.00%	3.86%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.05%	.04% A
Expenses net of all reductions	.10%	.09%	.05%	.04% A
Net investment income (loss)	1.04%	1.23%	1.25%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,777	$ 39,799	$ 25,606	$ 6,841
Portfolio turnover rate	21%	36%	33%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.8	4.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	21.5	22.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	9.2	9.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.7	9.8
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	24.7	24.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	31.1	29.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	3.8%
Domestic Equity Funds	21.5%
Developed International Equity Funds	9.2%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	24.7%
Short-Term Funds	31.1%

Six months ago
Commodity Funds	4.0%
Domestic Equity Funds	22.5%
Developed International Equity Funds	9.6%
Inflation-Protected Bond Funds	9.8%
Investment Grade Bond Funds	24.9%
Short-Term Funds	29.2%

Expected
Commodity Funds	3.6%
Domestic Equity Funds	20.4%
Developed International Equity Funds	8.8%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	24.6%
Short-Term Funds	32.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 25.3%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund Class F (a)	273,925	$ 2,391,366
Domestic Equity Funds - 21.5%
Fidelity Spartan Total Market Index Fund Class F	296,045	13,558,872
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,694,014)		15,950,238
International Equity Funds - 9.2%

Developed International Equity Funds - 9.2%
Fidelity Series Global ex U.S. Index Fund (Cost $5,467,708)	519,057	5,803,062
Bond Funds - 34.4%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	536,838	6,114,582

	Shares	Value
Investment Grade Bond Funds - 24.7%
Fidelity Spartan U.S. Bond Index Fund Class F	1,313,036	$ 15,520,084
TOTAL BOND FUNDS (Cost $21,071,795)		21,634,666
Short-Term Funds - 31.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $19,599,320)	19,599,320	19,599,320
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,832,837)		62,987,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,491)
NET ASSETS - 100%		$ 62,982,795
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $59,832,837) - See accompanying schedule		$ 62,987,286
Cash		2
Receivable for investments sold		483,760
Receivable for fund shares sold		17,114
Receivable from affiliate for expense reductions		3,296
Total assets		63,491,458

Liabilities
Payable for investments purchased	$ 446,181
Payable for fund shares redeemed	54,691
Other affiliated payables	7,791
Total liabilities		508,663

Net Assets		$ 62,982,795
Net Assets consist of:
Paid in capital		$ 59,884,217
Undistributed net investment income		71,508
Accumulated undistributed net realized gain (loss) on investments		(127,379)
Net unrealized appreciation (depreciation) on investments		3,154,449
Net Assets, for 5,288,480 shares outstanding		$ 62,982,795
Net Asset Value, offering price and redemption price per share ($62,982,795 ÷ 5,288,480 shares)		$ 11.91

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 692,557

Expenses
Transfer agent fees	$ 79,531
Independent trustees' compensation	187
Total expenses before reductions	79,718
Expense reductions	(31,136)	48,582
Net investment income (loss)		643,975
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,991
Capital gain distributions from underlying funds	229,434
Total net realized gain (loss)		277,425
Change in net unrealized appreciation (depreciation) on investment securities		1,988,410
Net gain (loss)		2,265,835
Net increase (decrease) in net assets resulting from operations		$ 2,909,810

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 643,975	$ 523,714
Net realized gain (loss)	277,425	286,898
Change in net unrealized appreciation (depreciation)	1,988,410	485,847
Net increase (decrease) in net assets resulting from operations	2,909,810	1,296,459
Distributions to shareholders from net investment income	(645,508)	(482,346)
Distributions to shareholders from net realized gain	(199,238)	(476,765)
Total distributions	(844,746)	(959,111)
Share transactions Proceeds from sales of shares	27,537,973	30,398,248
Reinvestment of distributions	844,746	959,111
Cost of shares redeemed	(11,451,064)	(11,168,026)
Net increase (decrease) in net assets resulting from share transactions	16,931,655	20,189,333
Total increase (decrease) in net assets	18,996,719	20,526,681

Net Assets
Beginning of period	43,986,076	23,459,395
End of period (including undistributed net investment income of $71,508 and undistributed net investment income of $73,420, respectively)	$ 62,982,795	$ 43,986,076
Other Information Shares
Sold	2,379,763	2,676,312
Issued in reinvestment of distributions	73,213	86,914
Redeemed	(989,707)	(989,518)
Net increase (decrease)	1,463,269	1,773,708

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.44	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.16	.16	.06
Net realized and unrealized gain (loss)	.45	.18	.86	.62
Total from investment operations	.59	.34	1.02	.68
Distributions from net investment income	(.14)	(.14)	(.12)	(.08)
Distributions from net realized gain	(.04)	(.14)	(.05)	(.01)
Total distributions	(.18)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 11.91	$ 11.50	$ 11.44	$ 10.59
Total Return B, C	5.17%	3.11%	9.72%	6.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.09%	.06%	.03% A
Expenses net of all reductions	.09%	.09%	.06%	.03% A
Net investment income (loss)	1.22%	1.45%	1.42%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,983	$ 43,986	$ 23,459	$ 2,167
Portfolio turnover rate	23%	37%	53%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.2	5.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.0	30.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	12.8	12.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.5	10.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	28.4	28.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	13.1	12.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.2%
Domestic Equity Funds	30.0%
Developed International Equity Funds	12.8%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	28.4%
Short-Term Funds	13.1%

Six months ago
Commodity Funds	5.4%
Domestic Equity Funds	30.1%
Developed International Equity Funds	12.8%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	28.8%
Short-Term Funds	12.3%

Expected
Commodity Funds	5.2%
Domestic Equity Funds	29.4%
Developed International Equity Funds	12.6%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	28.1%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Commodity Funds - 5.2%
Fidelity Series Commodity Strategy Fund Class F (a)	2,184,816	$ 19,073,441
Domestic Equity Funds - 30.0%
Fidelity Spartan Total Market Index Fund Class F	2,386,064	109,281,717
TOTAL DOMESTIC EQUITY FUNDS (Cost $107,452,336)		128,355,158
International Equity Funds - 12.8%

Developed International Equity Funds - 12.8%
Fidelity Series Global ex U.S. Index Fund (Cost $42,440,041)	4,168,842	46,607,658
Bond Funds - 38.9%

Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,379,476	38,492,235

	Shares	Value
Investment Grade Bond Funds - 28.4%
Fidelity Spartan U.S. Bond Index Fund Class F	8,765,652	$ 103,610,011
TOTAL BOND FUNDS (Cost $138,843,351)		142,102,246
Short-Term Funds - 13.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $47,815,558)	47,815,558	47,815,558
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $336,551,286)		364,880,620
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,994)
NET ASSETS - 100%		$ 364,852,626
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $336,551,286) - See accompanying schedule		$ 364,880,620
Cash		2
Receivable for investments sold		2,665,002
Receivable for fund shares sold		302,624
Receivable from affiliate for expense reductions		17,368
Total assets		367,865,616

Liabilities
Payable for investments purchased	$ 2,623,293
Payable for fund shares redeemed	344,334
Other affiliated payables	45,363
Total liabilities		3,012,990

Net Assets		$ 364,852,626
Net Assets consist of:
Paid in capital		$ 336,790,962
Undistributed net investment income		478,163
Accumulated undistributed net realized gain (loss) on investments		(745,833)
Net unrealized appreciation (depreciation) on investments		28,329,334
Net Assets, for 29,743,050 shares outstanding		$ 364,852,626
Net Asset Value, offering price and redemption price per share ($364,852,626 ÷ 29,743,050 shares)		$ 12.27

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 5,206,153

Expenses
Transfer agent fees	$ 478,875
Independent trustees' compensation	1,123
Total expenses before reductions	479,998
Expense reductions	(165,992)	314,006
Net investment income (loss)		4,892,147
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	492,022
Capital gain distributions from underlying funds	1,639,079
Total net realized gain (loss)		2,131,101
Change in net unrealized appreciation (depreciation) on investment securities		16,619,400
Net gain (loss)		18,750,501
Net increase (decrease) in net assets resulting from operations		$ 23,642,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,892,147	$ 3,326,671
Net realized gain (loss)	2,131,101	1,764,285
Change in net unrealized appreciation (depreciation)	16,619,400	3,675,834
Net increase (decrease) in net assets resulting from operations	23,642,648	8,766,790
Distributions to shareholders from net investment income	(4,819,893)	(3,179,610)
Distributions to shareholders from net realized gain	(1,596,123)	(3,122,531)
Total distributions	(6,416,016)	(6,302,141)
Share transactions Proceeds from sales of shares	192,142,131	140,455,555
Reinvestment of distributions	6,416,016	6,302,141
Cost of shares redeemed	(89,089,878)	(55,342,655)
Net increase (decrease) in net assets resulting from share transactions	109,468,269	91,415,041
Total increase (decrease) in net assets	126,694,901	93,879,690

Net Assets
Beginning of period	238,157,725	144,278,035
End of period (including undistributed net investment income of $478,163 and undistributed net investment income of $413,704, respectively)	$ 364,852,626	$ 238,157,725
Other Information Shares
Sold	16,374,593	12,227,606
Issued in reinvestment of distributions	545,847	565,709
Redeemed	(7,514,979)	(4,842,607)
Net increase (decrease)	9,405,461	7,950,708

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 11.65	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.20	.19	.05
Net realized and unrealized gain (loss)	.61	.21	.98	.70
Total from investment operations	.79	.41	1.17	.75
Distributions from net investment income	(.17)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.06)	(.17)	(.04)	(.01)
Total distributions	(.23)	(.35)	(.17)	(.10)
Net asset value, end of period	$ 12.27	$ 11.71	$ 11.65	$ 10.65
Total Return B, C	6.80%	3.64%	11.08%	7.47%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.54%	1.71%	1.68%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 364,853	$ 238,158	$ 144,278	$ 19,773
Portfolio turnover rate	21%	33%	36%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.5	5.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	31.3	31.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	13.4	13.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.5	10.4
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.4	29.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.9	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	5.5%
Domestic Equity Funds	31.3%
Developed International Equity Funds	13.4%
Inflation-Protected Bond Funds	10.5%
Investment Grade Bond Funds	29.4%
Short-Term Funds	9.9%

Six months ago
Commodity Funds	5.6%
Domestic Equity Funds	31.2%
Developed International Equity Funds	13.3%
Inflation-Protected Bond Funds	10.4%
Investment Grade Bond Funds	29.6%
Short-Term Funds	9.9%

Expected
Commodity Funds	5.5%
Domestic Equity Funds	31.1%
Developed International Equity Funds	13.3%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.4%
Short-Term Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 36.8%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F (a)	4,223,119	$ 36,867,827
Domestic Equity Funds - 31.3%
Fidelity Spartan Total Market Index Fund Class F	4,592,262	210,325,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $209,541,093)		247,193,441
International Equity Funds - 13.4%

Developed International Equity Funds - 13.4%
Fidelity Series Global ex U.S. Index Fund (Cost $82,575,916)	8,027,517	89,747,642
Bond Funds - 39.9%

Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,189,382	70,497,058

	Shares	Value
Investment Grade Bond Funds - 29.4%
Fidelity Spartan U.S. Bond Index Fund Class F	16,754,348	$ 198,036,397
TOTAL BOND FUNDS (Cost $263,854,987)		268,533,455
Short-Term Funds - 9.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $66,853,664)	66,853,664	66,853,664
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $622,825,660)		672,328,202
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,863)
NET ASSETS - 100%		$ 672,276,339
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $622,825,660) - See accompanying schedule		$ 672,328,202
Cash		2
Receivable for investments sold		4,702,691
Receivable for fund shares sold		529,307
Receivable from affiliate for expense reductions		31,466
Total assets		677,591,668

Liabilities
Payable for investments purchased	$ 4,857,939
Payable for fund shares redeemed	374,058
Other affiliated payables	83,332
Total liabilities		5,315,329

Net Assets		$ 672,276,339
Net Assets consist of:
Paid in capital		$ 623,661,737
Undistributed net investment income		857,365
Accumulated undistributed net realized gain (loss) on investments		(1,745,305)
Net unrealized appreciation (depreciation) on investments		49,502,542
Net Assets, for 54,258,898 shares outstanding		$ 672,276,339
Net Asset Value, offering price and redemption price per share ($672,276,339 ÷ 54,258,898 shares)		$ 12.39

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 9,570,596

Expenses
Transfer agent fees	$ 856,228
Independent trustees' compensation	1,999
Total expenses before reductions	858,227
Expense reductions	(293,867)	564,360
Net investment income (loss)		9,006,236
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(430,800)
Capital gain distributions from underlying funds	2,910,517
Total net realized gain (loss)		2,479,717
Change in net unrealized appreciation (depreciation) on investment securities		31,949,447
Net gain (loss)		34,429,164
Net increase (decrease) in net assets resulting from operations		$ 43,435,400

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,006,236	$ 5,433,546
Net realized gain (loss)	2,479,717	2,980,662
Change in net unrealized appreciation (depreciation)	31,949,447	7,150,024
Net increase (decrease) in net assets resulting from operations	43,435,400	15,564,232
Distributions to shareholders from net investment income	(8,869,765)	(5,096,608)
Distributions to shareholders from net realized gain	(2,613,234)	(4,537,088)
Total distributions	(11,482,999)	(9,633,696)
Share transactions Proceeds from sales of shares	336,987,331	242,332,025
Reinvestment of distributions	11,482,999	9,633,696
Cost of shares redeemed	(120,522,497)	(66,072,172)
Net increase (decrease) in net assets resulting from share transactions	227,947,833	185,893,549
Total increase (decrease) in net assets	259,900,234	191,824,085

Net Assets
Beginning of period	412,376,105	220,552,020
End of period (including undistributed net investment income of $857,365 and undistributed net investment income of $720,895, respectively)	$ 672,276,339	$ 412,376,105
Other Information Shares
Sold	28,430,787	20,993,676
Issued in reinvestment of distributions	968,858	860,633
Redeemed	(10,079,046)	(5,744,654)
Net increase (decrease)	19,320,599	16,109,655

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.20	.20	.06
Net realized and unrealized gain (loss)	.63	.22	1.00	.71
Total from investment operations	.82	.42	1.20	.77
Distributions from net investment income	(.18)	(.17)	(.12)	(.09)
Distributions from net realized gain	(.05)	(.15)	(.04)	(.01)
Total distributions	(.23)	(.33) H	(.16)	(.10)
Net asset value, end of period	$ 12.39	$ 11.80	$ 11.71	$ 10.67
Total Return B, C	7.02%	3.70%	11.29%	7.67%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.06%	.03% A
Expenses net of all reductions	.10%	.09%	.06%	.03% A
Net investment income (loss)	1.58%	1.76%	1.78%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,276	$ 412,376	$ 220,552	$ 13,901
Portfolio turnover rate	14%	23%	19%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.151 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.0	6.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	34.1	34.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.6	14.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	8.8	8.5
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	29.5	29.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.0	6.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	6.0%
Domestic Equity Funds	34.1%
Developed International Equity Funds	14.6%
Inflation-Protected Bond Funds	8.8%
Investment Grade Bond Funds	29.5%
Short-Term Funds	7.0%

Six months ago
Commodity Funds	6.2%
Domestic Equity Funds	34.7%
Developed International Equity Funds	14.8%
Inflation-Protected Bond Funds	8.5%
Investment Grade Bond Funds	29.5%
Short-Term Funds	6.3%

Expected
Commodity Funds	5.9%
Domestic Equity Funds	33.4%
Developed International Equity Funds	14.3%
Inflation-Protected Bond Funds	9.0%
Investment Grade Bond Funds	29.7%
Short-Term Funds	7.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
Commodity Funds - 6.0%
Fidelity Series Commodity Strategy Fund Class F (a)	9,819,504	$ 85,724,274
Domestic Equity Funds - 34.1%
Fidelity Spartan Total Market Index Fund Class F	10,671,494	488,754,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $485,833,824)		574,478,678
International Equity Funds - 14.6%

Developed International Equity Funds - 14.6%
Fidelity Series Global ex U.S. Index Fund (Cost $191,045,308)	18,662,102	208,642,305
Bond Funds - 38.3%

Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,993,706	125,218,309

	Shares	Value
Investment Grade Bond Funds - 29.5%
Fidelity Spartan U.S. Bond Index Fund Class F	35,726,238	$ 422,284,130
TOTAL BOND FUNDS (Cost $539,911,188)		547,502,439
Short-Term Funds - 7.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $100,319,895)	100,319,895	100,319,895
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,317,110,215)		1,430,943,317
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,753)
NET ASSETS - 100%		$ 1,430,834,564
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,317,110,215) - See accompanying schedule		$ 1,430,943,317
Cash		2
Receivable for investments sold		11,703,170
Receivable for fund shares sold		1,212,813
Receivable from affiliate for expense reductions		67,911
Total assets		1,443,927,213

Liabilities
Payable for investments purchased	$ 12,494,518
Payable for fund shares redeemed	421,464
Other affiliated payables	176,667
Total liabilities		13,092,649

Net Assets		$ 1,430,834,564
Net Assets consist of:
Paid in capital		$ 1,319,333,893
Undistributed net investment income		1,853,604
Accumulated undistributed net realized gain (loss) on investments		(4,186,035)
Net unrealized appreciation (depreciation) on investments		113,833,102
Net Assets, for 112,925,219 shares outstanding		$ 1,430,834,564
Net Asset Value, offering price and redemption price per share ($1,430,834,564 ÷ 112,925,219 shares)		$ 12.67

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 20,576,021

Expenses
Transfer agent fees	$ 1,740,907
Independent trustees' compensation	4,036
Total expenses before reductions	1,744,943
Expense reductions	(594,274)	1,150,669
Net investment income (loss)		19,425,352
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,162,133)
Capital gain distributions from underlying funds	5,480,301
Total net realized gain (loss)		4,318,168
Change in net unrealized appreciation (depreciation) on investment securities		73,633,077
Net gain (loss)		77,951,245
Net increase (decrease) in net assets resulting from operations		$ 97,376,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,425,352	$ 11,007,122
Net realized gain (loss)	4,318,168	6,064,679
Change in net unrealized appreciation (depreciation)	73,633,077	13,310,990
Net increase (decrease) in net assets resulting from operations	97,376,597	30,382,791
Distributions to shareholders from net investment income	(18,928,616)	(10,382,261)
Distributions to shareholders from net realized gain	(5,245,578)	(9,302,189)
Total distributions	(24,174,194)	(19,684,450)
Share transactions Proceeds from sales of shares	692,133,502	437,530,199
Reinvestment of distributions	24,174,194	19,684,450
Cost of shares redeemed	(171,044,352)	(80,390,633)
Net increase (decrease) in net assets resulting from share transactions	545,263,344	376,824,016
Total increase (decrease) in net assets	618,465,747	387,522,357

Net Assets
Beginning of period	812,368,817	424,846,460
End of period (including undistributed net investment income of $1,853,604 and undistributed net investment income of $1,356,868, respectively)	$ 1,430,834,564	$ 812,368,817
Other Information Shares
Sold	57,443,922	37,249,596
Issued in reinvestment of distributions	2,002,137	1,736,955
Redeemed	(14,076,792)	(6,846,542)
Net increase (decrease)	45,369,267	32,140,009

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 12.00	$ 10.81	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.20	.22	.21	.05
Net realized and unrealized gain (loss)	.68	.16	1.15	.87
Total from investment operations	.88	.38	1.36	.92
Distributions from net investment income	(.19)	(.19)	(.14)	(.10)
Distributions from net realized gain	(.05)	(.16)	(.04)	(.01)
Total distributions	(.24)	(.35)	(.17) H	(.11)
Net asset value, end of period	$ 12.67	$ 12.03	$ 12.00	$ 10.81
Total Return B, C	7.38%	3.36%	12.67%	9.18%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.68%	1.85%	1.82%	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,430,835	$ 812,369	$ 424,846	$ 38,734
Portfolio turnover rate	11%	20%	21%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.037 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.3	7.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	41.8	42.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	17.8	17.9
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	5.8	5.5
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.5	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.3%
Domestic Equity Funds	41.8%
Developed International Equity Funds	17.8%
Inflation-Protected Bond Funds	5.8%
Investment Grade Bond Funds	26.5%
Short-Term Funds	0.8%

Six months ago
Commodity Funds	7.5%
Domestic Equity Funds	42.1%
Developed International Equity Funds	17.9%
Inflation-Protected Bond Funds	5.5%
Investment Grade Bond Funds	26.4%
Short-Term Funds	0.6%

Expected
Commodity Funds	7.3%
Domestic Equity Funds	41.1%
Developed International Equity Funds	17.6%
Inflation-Protected Bond Funds	6.1%
Investment Grade Bond Funds	26.8%
Short-Term Funds	1.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 49.1%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F (a)	8,153,419	$ 71,179,350
Domestic Equity Funds - 41.8%
Fidelity Spartan Total Market Index Fund Class F	8,841,089	404,921,876
TOTAL DOMESTIC EQUITY FUNDS (Cost $409,359,952)		476,101,226
International Equity Funds - 17.8%

Developed International Equity Funds - 17.8%
Fidelity Series Global ex U.S. Index Fund (Cost $160,096,890)	15,480,342	173,070,220
Bond Funds - 32.3%

Inflation-Protected Bond Funds - 5.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,878,924	55,570,948

	Shares	Value
Investment Grade Bond Funds - 26.5%
Fidelity Spartan U.S. Bond Index Fund Class F	21,753,207	$ 257,122,902
TOTAL BOND FUNDS (Cost $308,959,963)		312,693,850
Short-Term Funds - 0.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $7,600,628)	7,600,628	7,600,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $886,017,433)		969,465,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,683)
NET ASSETS - 100%		$ 969,395,241
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $886,017,433) - See accompanying schedule		$ 969,465,924
Cash		2
Receivable for investments sold		8,036,094
Receivable for fund shares sold		1,269,279
Receivable from affiliate for expense reductions		48,945
Total assets		978,820,244

Liabilities
Payable for investments purchased	$ 8,974,257
Payable for fund shares redeemed	331,115
Other affiliated payables	119,631
Total liabilities		9,425,003

Net Assets		$ 969,395,241
Net Assets consist of:
Paid in capital		$ 888,047,539
Undistributed net investment income		1,046,812
Accumulated undistributed net realized gain (loss) on investments		(3,147,601)
Net unrealized appreciation (depreciation) on investments		83,448,491
Net Assets, for 74,638,499 shares outstanding		$ 969,395,241
Net Asset Value, offering price and redemption price per share ($969,395,241 ÷ 74,638,499 shares)		$ 12.99

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 14,772,107

Expenses
Transfer agent fees	$ 1,162,755
Independent trustees' compensation	2,691
Total expenses before reductions	1,165,446
Expense reductions	(423,182)	742,264
Net investment income (loss)		14,029,843
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,574,397)
Capital gain distributions from underlying funds	2,880,707
Total net realized gain (loss)		1,306,310
Change in net unrealized appreciation (depreciation) on investment securities		58,469,806
Net gain (loss)		59,776,116
Net increase (decrease) in net assets resulting from operations		$ 73,805,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,029,843	$ 7,381,073
Net realized gain (loss)	1,306,310	4,034,483
Change in net unrealized appreciation (depreciation)	58,469,806	9,750,706
Net increase (decrease) in net assets resulting from operations	73,805,959	21,166,262
Distributions to shareholders from net investment income	(13,753,827)	(6,931,296)
Distributions to shareholders from net realized gain	(2,545,865)	(5,936,126)
Total distributions	(16,299,692)	(12,867,422)
Share transactions Proceeds from sales of shares	450,498,444	310,474,750
Reinvestment of distributions	16,299,692	12,867,422
Cost of shares redeemed	(92,314,075)	(43,841,934)
Net increase (decrease) in net assets resulting from share transactions	374,484,061	279,500,238
Total increase (decrease) in net assets	431,990,328	287,799,078

Net Assets
Beginning of period	537,404,913	249,605,835
End of period (including undistributed net investment income of $1,046,812 and undistributed net investment income of $770,796, respectively)	$ 969,395,241	$ 537,404,913
Other Information Shares
Sold	36,760,609	26,171,883
Issued in reinvestment of distributions	1,330,091	1,131,081
Redeemed	(7,472,036)	(3,706,339)
Net increase (decrease)	30,618,664	23,596,625

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 12.22	$ 10.88	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.23	.22	.05
Net realized and unrealized gain (loss)	.80	.11	1.30	.94
Total from investment operations	1.02	.34	1.52	.99
Distributions from net investment income	(.21)	(.19)	(.15)	(.10)
Distributions from net realized gain	(.04)	(.16)	(.03)	(.01)
Total distributions	(.24) H	(.35)	(.18)	(.11)
Net asset value, end of period	$ 12.99	$ 12.21	$ 12.22	$ 10.88
Total Return B, C	8.50%	3.03%	14.03%	9.93%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.82%	1.97%	1.91%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969,395	$ 537,405	$ 249,606	$ 18,150
Portfolio turnover rate	10%	18%	18%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

H Total distributions of $.24 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.7	7.9
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	44.0	44.0
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.8	18.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.7	2.4
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	26.8	26.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	7.7%
Domestic Equity Funds	44.0%
Developed International Equity Funds	18.8%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	26.8%

Six months ago
Commodity Funds	7.9%
Domestic Equity Funds	44.0%
Developed International Equity Funds	18.8%
Inflation-Protected Bond Funds	2.4%
Investment Grade Bond Funds	26.9%

Expected
Commodity Funds	7.7%
Domestic Equity Funds	43.8%
Developed International Equity Funds	18.7%
Inflation-Protected Bond Funds	3.1%
Investment Grade Bond Funds	26.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F (a)	10,616,028	$ 92,677,921
Domestic Equity Funds - 44.0%
Fidelity Spartan Total Market Index Fund Class F	11,554,089	529,177,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $531,605,848)		621,855,174
International Equity Funds - 18.8%

Developed International Equity Funds - 18.8%
Fidelity Series Global ex U.S. Index Fund (Cost $207,440,458)	20,202,467	225,863,581
Bond Funds - 29.5%

Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,919,912	33,257,799

	Shares	Value
Investment Grade Bond Funds - 26.8%
Fidelity Spartan U.S. Bond Index Fund Class F	27,254,966	$ 322,153,701
TOTAL BOND FUNDS (Cost $351,911,718)		355,411,500
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,090,958,024)		1,203,130,255
NET OTHER ASSETS (LIABILITIES) - 0.0%		(85,991)
NET ASSETS - 100%		$ 1,203,044,264
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $1,090,958,024) - See accompanying schedule		$ 1,203,130,255
Cash		1
Receivable for investments sold		9,357,502
Receivable for fund shares sold		1,346,473
Receivable from affiliate for expense reductions		62,698
Total assets		1,213,896,929

Liabilities
Payable for investments purchased	$ 10,117,397
Payable for fund shares redeemed	586,577
Other affiliated payables	148,691
Total liabilities		10,852,665

Net Assets		$ 1,203,044,264
Net Assets consist of:
Paid in capital		$ 1,093,926,866
Undistributed net investment income		1,319,293
Accumulated undistributed net realized gain (loss) on investments		(4,374,126)
Net unrealized appreciation (depreciation) on investments		112,172,231
Net Assets, for 91,864,389 shares outstanding		$ 1,203,044,264
Net Asset Value, offering price and redemption price per share ($1,203,044,264 ÷ 91,864,389 shares)		$ 13.10

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 18,909,080

Expenses
Transfer agent fees	$ 1,428,577
Independent trustees' compensation	3,295
Total expenses before reductions	1,431,872
Expense reductions	(527,808)	904,064
Net investment income (loss)		18,005,016
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,973,630)
Capital gain distributions from underlying funds	2,881,720
Total net realized gain (loss)		908,090
Change in net unrealized appreciation (depreciation) on investment securities		77,864,594
Net gain (loss)		78,772,684
Net increase (decrease) in net assets resulting from operations		$ 96,777,700

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,005,016	$ 9,052,412
Net realized gain (loss)	908,090	4,620,786
Change in net unrealized appreciation (depreciation)	77,864,594	10,465,785
Net increase (decrease) in net assets resulting from operations	96,777,700	24,138,983
Distributions to shareholders from net investment income	(17,577,150)	(8,621,542)
Distributions to shareholders from net realized gain	(2,817,704)	(7,031,717)
Total distributions	(20,394,854)	(15,653,259)
Share transactions Proceeds from sales of shares	570,548,909	369,961,293
Reinvestment of distributions	20,394,854	15,653,259
Cost of shares redeemed	(118,202,024)	(57,532,680)
Net increase (decrease) in net assets resulting from share transactions	472,741,739	328,081,872
Total increase (decrease) in net assets	549,124,585	336,567,596

Net Assets
Beginning of period	653,919,679	317,352,083
End of period (including undistributed net investment income of $1,319,293 and undistributed net investment income of $891,427, respectively)	$ 1,203,044,264	$ 653,919,679
Other Information Shares
Sold	46,489,065	30,992,636
Issued in reinvestment of distributions	1,653,806	1,371,481
Redeemed	(9,520,988)	(4,831,461)
Net increase (decrease)	38,621,883	27,532,656

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 12.34	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.24	.22	.04
Net realized and unrealized gain (loss)	.83	.07	1.34	1.04
Total from investment operations	1.07	.31	1.56	1.08
Distributions from net investment income	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	(.03)	(.16)	(.03)	(.01)
Total distributions	(.25) I	(.37) H	(.18)	(.12)
Net asset value, end of period	$ 13.10	$ 12.28	$ 12.34	$ 10.96
Total Return B, C	8.80%	2.70%	14.27%	10.78%
Ratios to Average Net Assets F, G
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.10%	.09%	.05%	.03% A
Expenses net of all reductions	.10%	.09%	.05%	.03% A
Net investment income (loss)	1.90%	1.99%	1.90%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,203,044	$ 653,920	$ 317,352	$ 27,567
Portfolio turnover rate	10%	18%	16%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2009 (commencement of operations) to March 31, 2010.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amounts do not include the activity of Underlying Funds.

H Total distributions of $.37 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.163 per share.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.8	9.1
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	50.7	50.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.6	21.6
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	18.9	18.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	8.8%
Domestic Equity Funds	50.7%
Developed International Equity Funds	21.6%
Investment Grade Bond Funds	18.9%

Six months ago
Commodity Funds	9.1%
Domestic Equity Funds	50.9%
Developed International Equity Funds	21.6%
Investment Grade Bond Funds	18.4%

Expected
Commodity Funds	8.8%
Domestic Equity Funds	50.0%
Developed International Equity Funds	21.4%
Inflation-Protected Bond Funds	0.1%
Investment Grade Bond Funds	19.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 59.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)	6,954,521	$ 60,712,970
Domestic Equity Funds - 50.7%
Fidelity Spartan Total Market Index Fund Class F	7,623,285	349,146,461
TOTAL DOMESTIC EQUITY FUNDS (Cost $355,681,669)		409,859,431
International Equity Funds - 21.6%

Developed International Equity Funds - 21.6%
Fidelity Series Global ex U.S. Index Fund (Cost $138,568,000)	13,336,711	149,104,428
Bond Funds - 18.9%
	Shares	Value
Investment Grade Bond Funds - 18.9%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $129,038,482)	11,007,910	$ 130,113,491
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $623,288,151)		689,077,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,515)
NET ASSETS - 100%		$ 689,032,835
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $623,288,151) - See accompanying schedule		$ 689,077,350
Cash		2
Receivable for investments sold		5,545,187
Receivable for fund shares sold		705,387
Receivable from affiliate for expense reductions		40,405
Total assets		695,368,331

Liabilities
Payable for investments purchased	$ 5,648,742
Payable for fund shares redeemed	601,835
Other affiliated payables	84,919
Total liabilities		6,335,496

Net Assets		$ 689,032,835
Net Assets consist of:
Paid in capital		$ 625,252,907
Undistributed net investment income		504,272
Accumulated undistributed net realized gain (loss) on investments		(2,513,543)
Net unrealized appreciation (depreciation) on investments		65,789,199
Net Assets, for 51,720,936 shares outstanding		$ 689,032,835
Net Asset Value, offering price and redemption price per share ($689,032,835 ÷ 51,720,936 shares)		$ 13.32

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 10,559,464

Expenses
Transfer agent fees	$ 794,246
Independent trustees' compensation	1,826
Total expenses before reductions	796,072
Expense reductions	(329,340)	466,732
Net investment income (loss)		10,092,732
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,383,676)
Capital gain distributions from underlying funds	928,790
Total net realized gain (loss)		(454,886)
Change in net unrealized appreciation (depreciation) on investment securities		49,107,325
Net gain (loss)		48,652,439
Net increase (decrease) in net assets resulting from operations		$ 58,745,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,092,732	$ 4,626,676
Net realized gain (loss)	(454,886)	2,664,517
Change in net unrealized appreciation (depreciation)	49,107,325	5,880,711
Net increase (decrease) in net assets resulting from operations	58,745,171	13,171,904
Distributions to shareholders from net investment income	(9,902,085)	(4,445,640)
Distributions to shareholders from net realized gain	(887,993)	(3,816,141)
Total distributions	(10,790,078)	(8,261,781)
Share transactions Proceeds from sales of shares	332,376,519	225,620,489
Reinvestment of distributions	10,790,078	8,261,781
Cost of shares redeemed	(59,470,635)	(31,509,551)
Net increase (decrease) in net assets resulting from share transactions	283,695,962	202,372,719
Total increase (decrease) in net assets	331,651,055	207,282,842

Net Assets
Beginning of period	357,381,780	150,098,938
End of period (including undistributed net investment income of $504,272 and undistributed net investment income of $313,625, respectively)	$ 689,032,835	$ 357,381,780
Other Information Shares
Sold	26,770,366	18,766,314
Issued in reinvestment of distributions	867,578	725,332
Redeemed	(4,741,259)	(2,635,839)
Net increase (decrease)	22,896,685	16,855,807

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 12.54	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.91	(.01) E	1.48	1.11
Total from investment operations	1.15	.22	1.69	1.14
Distributions from net investment income	(.22)	(.19)	(.15)	(.11)
Distributions from net realized gain	(.02)	(.17)	(.03)	(.01)
Total distributions	(.23) I	(.36)	(.17) J	(.12)
Net asset value, end of period	$ 13.32	$ 12.40	$ 12.54	$ 11.02
Total Return B, C	9.44%	2.00%	15.46%	11.38%
Ratios to Average Net Assets G, H
Expenses before reductions	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.09%	.08%	.05%	.03% A
Net investment income (loss)	1.91%	1.93%	1.83%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 689,033	$ 357,382	$ 150,099	$ 10,728
Portfolio turnover rate	8%	15%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of Underlying Funds.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.019 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.028 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.0	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	51.6	51.5
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.0	21.9
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	17.4	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.0%
Domestic Equity Funds	51.6%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.4%

Six months ago
Commodity Funds	9.2%
Domestic Equity Funds	51.5%
Developed International Equity Funds	21.9%
Investment Grade Bond Funds	17.4%

Expected
Commodity Funds	9.1%
Domestic Equity Funds	51.5%
Developed International Equity Funds	22.0%
Investment Grade Bond Funds	17.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 31, 2013.

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 60.6%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)	8,403,747	$ 73,364,708
Domestic Equity Funds - 51.6%
Fidelity Spartan Total Market Index Fund Class F	9,124,093	417,883,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $423,572,767)		491,248,185
International Equity Funds - 22.0%

Developed International Equity Funds - 22.0%
Fidelity Series Global ex U.S. Index Fund (Cost $164,513,055)	15,964,823	178,486,716
Bond Funds - 17.4%
	Shares	Value
Investment Grade Bond Funds - 17.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $139,600,646)	11,909,164	$ 140,766,317
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $727,686,468)		810,501,218
NET OTHER ASSETS (LIABILITIES) - 0.0%		(51,854)
NET ASSETS - 100%		$ 810,449,364
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $727,686,468) - See accompanying schedule		$ 810,501,218
Cash		3
Receivable for investments sold		6,021,951
Receivable for fund shares sold		1,144,961
Receivable from affiliate for expense reductions		48,058
Total assets		817,716,191

Liabilities
Payable for investments purchased	$ 6,803,364
Payable for fund shares redeemed	363,550
Other affiliated payables	99,913
Total liabilities		7,266,827

Net Assets		$ 810,449,364
Net Assets consist of:
Paid in capital		$ 730,220,604
Undistributed net investment income		498,853
Accumulated undistributed net realized gain (loss) on investments		(3,084,843)
Net unrealized appreciation (depreciation) on investments		82,814,750
Net Assets, for 60,685,086 shares outstanding		$ 810,449,364
Net Asset Value, offering price and redemption price per share ($810,449,364 ÷ 60,685,086 shares)		$ 13.36

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 12,358,964

Expenses
Transfer agent fees	$ 919,741
Independent trustees' compensation	2,108
Total expenses before reductions	921,849
Expense reductions	(379,092)	542,757
Net investment income (loss)		11,816,207
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,650,682)
Capital gain distributions from underlying funds	1,046,089
Total net realized gain (loss)		(604,593)
Change in net unrealized appreciation (depreciation) on investment securities		60,336,914
Net gain (loss)		59,732,321
Net increase (decrease) in net assets resulting from operations		$ 71,548,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,816,207	$ 5,363,712
Net realized gain (loss)	(604,593)	3,223,262
Change in net unrealized appreciation (depreciation)	60,336,914	6,132,596
Net increase (decrease) in net assets resulting from operations	71,548,528	14,719,570
Distributions to shareholders from net investment income	(11,638,431)	(5,208,574)
Distributions to shareholders from net realized gain	(1,086,469)	(4,616,980)
Total distributions	(12,724,900)	(9,825,554)
Share transactions Proceeds from sales of shares	409,401,579	259,900,679
Reinvestment of distributions	12,724,900	9,825,554
Cost of shares redeemed	(79,800,351)	(39,484,845)
Net increase (decrease) in net assets resulting from share transactions	342,326,128	230,241,388
Total increase (decrease) in net assets	401,149,756	235,135,404

Net Assets
Beginning of period	409,299,608	174,164,204
End of period (including undistributed net investment income of $498,853 and undistributed net investment income of $321,077, respectively)	$ 810,449,364	$ 409,299,608
Other Information Shares
Sold	33,057,917	21,553,328
Issued in reinvestment of distributions	1,021,451	861,522
Redeemed	(6,356,433)	(3,299,673)
Net increase (decrease)	27,722,935	19,115,177

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 12.58	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.24	.23	.21	.03
Net realized and unrealized gain (loss)	.93	(.02) E	1.50	1.13
Total from investment operations	1.17	.21	1.71	1.16
Distributions from net investment income	(.21)	(.20)	(.15)	(.11)
Distributions from net realized gain	(.02)	(.17)	(.03)	(.01)
Total distributions	(.23)	(.37)	(.17) I	(.12)
Net asset value, end of period	$ 13.36	$ 12.42	$ 12.58	$ 11.04
Total Return B, C	9.59%	1.92%	15.59%	11.58%
Ratios to Average Net Assets G, H
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.08%	.05%	.03% A
Expenses net of all reductions	.09%	.08%	.05%	.03% A
Net investment income (loss)	1.93%	1.91%	1.80%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 810,449	$ 409,300	$ 174,164	$ 16,259
Portfolio turnover rate	8%	16%	13%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of Underlying Funds.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.027 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3	9.5
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	52.9	52.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.6	22.5
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	15.2	15.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.3%
Domestic Equity Funds	52.9%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.2%

Six months ago
Commodity Funds	9.5%
Domestic Equity Funds	52.8%
Developed International Equity Funds	22.5%
Investment Grade Bond Funds	15.2%

Expected
Commodity Funds	9.3%
Domestic Equity Funds	52.7%
Developed International Equity Funds	22.6%
Investment Grade Bond Funds	15.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.2%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	4,036,880	$ 35,241,966
Domestic Equity Funds - 52.9%
Fidelity Spartan Total Market Index Fund Class F	4,394,839	201,283,646
TOTAL DOMESTIC EQUITY FUNDS (Cost $207,296,686)		236,525,612
International Equity Funds - 22.6%

Developed International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (Cost $80,038,190)	7,689,709	85,970,942
Bond Funds - 15.2%
	Shares	Value
Investment Grade Bond Funds - 15.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $57,647,545)	4,906,353	$ 57,993,087
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $344,982,421)		380,489,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,741)
NET ASSETS - 100%		$ 380,465,900
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $344,982,421) - See accompanying schedule		$ 380,489,641
Cash		2
Receivable for investments sold		2,835,448
Receivable for fund shares sold		659,019
Receivable from affiliate for expense reductions		22,967
Total assets		384,007,077

Liabilities
Payable for investments purchased	$ 3,126,575
Payable for fund shares redeemed	367,890
Other affiliated payables	46,712
Total liabilities		3,541,177

Net Assets		$ 380,465,900
Net Assets consist of:
Paid in capital		$ 346,120,153
Undistributed net investment income		196,419
Accumulated undistributed net realized gain (loss) on investments		(1,357,892)
Net unrealized appreciation (depreciation) on investments		35,507,220
Net Assets, for 28,317,893 shares outstanding		$ 380,465,900
Net Asset Value, offering price and redemption price per share ($380,465,900 ÷ 28,317,893 shares)		$ 13.44

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 5,528,254

Expenses
Transfer agent fees	$ 409,403
Independent trustees' compensation	933
Total expenses before reductions	410,336
Expense reductions	(171,059)	239,277
Net investment income (loss)		5,288,977
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(781,375)
Capital gain distributions from underlying funds	418,678
Total net realized gain (loss)		(362,697)
Change in net unrealized appreciation (depreciation) on investment securities		27,209,990
Net gain (loss)		26,847,293
Net increase (decrease) in net assets resulting from operations		$ 32,136,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,288,977	$ 2,114,321
Net realized gain (loss)	(362,697)	1,182,797
Change in net unrealized appreciation (depreciation)	27,209,990	3,989,101
Net increase (decrease) in net assets resulting from operations	32,136,270	7,286,219
Distributions to shareholders from net investment income	(5,205,081)	(2,045,537)
Distributions to shareholders from net realized gain	(420,754)	(1,751,052)
Total distributions	(5,625,835)	(3,796,589)
Share transactions Proceeds from sales of shares	206,739,422	135,671,559
Reinvestment of distributions	5,625,835	3,796,589
Cost of shares redeemed	(37,291,170)	(17,623,137)
Net increase (decrease) in net assets resulting from share transactions	175,074,087	121,845,011
Total increase (decrease) in net assets	201,584,522	125,334,641

Net Assets
Beginning of period	178,881,378	53,546,737
End of period (including undistributed net investment income of $196,419 and undistributed net investment income of $112,523, respectively)	$ 380,465,900	$ 178,881,378
Other Information Shares
Sold	16,481,838	11,245,414
Issued in reinvestment of distributions	449,676	332,359
Redeemed	(2,956,898)	(1,475,649)
Net increase (decrease)	13,974,616	10,102,124

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.63	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.23	.21	.03
Net realized and unrealized gain (loss)	.95	(.04) E	1.54	1.14
Total from investment operations	1.20	.19	1.75	1.17
Distributions from net investment income	(.21)	(.19)	(.14)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.03)	(.01)
Total distributions	(.23)	(.35)	(.17)	(.12)
Net asset value, end of period	$ 13.44	$ 12.47	$ 12.63	$ 11.05
Total Return B, C	9.76%	1.74%	15.91%	11.68%
Ratios to Average Net Assets G, H
Expenses before reductions	.15%	.15%	.09%	.05% A
Expenses net of fee waivers, if any	.09%	.09%	.05%	.04% A
Expenses net of all reductions	.09%	.09%	.05%	.04% A
Net investment income (loss)	1.95%	1.94%	1.83%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,466	$ 178,881	$ 53,547	$ 4,213
Portfolio turnover rate	7%	15%	11%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.4	9.6
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	53.5	53.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	22.9	22.9
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	14.2	13.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.4%
Domestic Equity Funds	53.5%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	14.2%

Six months ago
Commodity Funds	9.6%
Domestic Equity Funds	53.9%
Developed International Equity Funds	22.9%
Investment Grade Bond Funds	13.6%

Expected
Commodity Funds	9.4%
Domestic Equity Funds	53.1%
Developed International Equity Funds	22.8%
Investment Grade Bond Funds	14.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)	3,515,241	$ 30,688,057
Domestic Equity Funds - 53.5%
Fidelity Spartan Total Market Index Fund Class F	3,811,624	174,572,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $180,401,364)		205,260,427
International Equity Funds - 22.9%

Developed International Equity Funds - 22.9%
Fidelity Series Global ex U.S. Index Fund (Cost $69,410,898)	6,675,553	74,632,682
Bond Funds - 14.2%
	Shares	Value
Investment Grade Bond Funds - 14.2%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $46,223,878)	3,921,118	$ 46,347,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $296,036,140)		326,240,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,972)
NET ASSETS - 100%		$ 326,220,752
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $296,036,140) - See accompanying schedule		$ 326,240,724
Cash		2
Receivable for investments sold		2,570,089
Receivable for fund shares sold		673,629
Receivable from affiliate for expense reductions		19,946
Total assets		329,504,390

Liabilities
Payable for investments purchased	$ 3,079,068
Payable for fund shares redeemed	164,652
Other affiliated payables	39,918
Total liabilities		3,283,638

Net Assets		$ 326,220,752
Net Assets consist of:
Paid in capital		$ 297,049,618
Undistributed net investment income		145,129
Accumulated undistributed net realized gain (loss) on investments		(1,178,579)
Net unrealized appreciation (depreciation) on investments		30,204,584
Net Assets, for 24,148,715 shares outstanding		$ 326,220,752
Net Asset Value, offering price and redemption price per share ($326,220,752 ÷ 24,148,715 shares)		$ 13.51

Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 4,610,266

Expenses
Transfer agent fees	$ 330,737
Independent trustees' compensation	747
Total expenses before reductions	331,484
Expense reductions	(137,309)	194,175
Net investment income (loss)		4,416,091
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(709,964)
Capital gain distributions from underlying funds	312,847
Total net realized gain (loss)		(397,117)
Change in net unrealized appreciation (depreciation) on investment securities		23,614,291
Net gain (loss)		23,217,174
Net increase (decrease) in net assets resulting from operations		$ 27,633,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,416,091	$ 1,572,594
Net realized gain (loss)	(397,117)	890,227
Change in net unrealized appreciation (depreciation)	23,614,291	3,172,660
Net increase (decrease) in net assets resulting from operations	27,633,265	5,635,481
Distributions to shareholders from net investment income	(4,334,959)	(1,517,162)
Distributions to shareholders from net realized gain	(315,418)	(1,363,980)
Total distributions	(4,650,377)	(2,881,142)
Share transactions Proceeds from sales of shares	193,560,408	114,576,873
Reinvestment of distributions	4,650,377	2,881,142
Cost of shares redeemed	(35,627,910)	(16,315,643)
Net increase (decrease) in net assets resulting from share transactions	162,582,875	101,142,372
Total increase (decrease) in net assets	185,565,763	103,896,711

Net Assets
Beginning of period	140,654,989	36,758,278
End of period (including undistributed net investment income of $145,129 and undistributed net investment income of $63,997, respectively)	$ 326,220,752	$ 140,654,989
Other Information Shares
Sold	15,362,337	9,444,552
Issued in reinvestment of distributions	370,270	251,918
Redeemed	(2,810,438)	(1,357,568)
Net increase (decrease)	12,922,169	8,338,902

Financial Highlights

Years ended March 31,	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 12.73	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.25	.23	.20	.04
Net realized and unrealized gain (loss)	.95	(.09) E	1.59	1.18
Total from investment operations	1.20	.14	1.79	1.22
Distributions from net investment income	(.21)	(.18)	(.14)	(.11)
Distributions from net realized gain	(.02)	(.16)	(.02)	(.01)
Total distributions	(.22) I	(.34)	(.16)	(.12)
Net asset value, end of period	$ 13.51	$ 12.53	$ 12.73	$ 11.10
Total Return B, C	9.75%	1.39%	16.19%	12.18%
Ratios to Average Net Assets G, H
Expenses before reductions	.15%	.15%	.08%	.05% A
Expenses net of fee waivers, if any	.09%	.08%	.05%	.04% A
Expenses net of all reductions	.09%	.08%	.05%	.04% A
Net investment income (loss)	2.02%	1.89%	1.72%	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,221	$ 140,655	$ 36,758	$ 1,638
Portfolio turnover rate	8%	15%	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of Underlying Funds.

I Total distributions of $.22 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.9	10.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.8	55.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	23.9	23.8
Investment Grade Bond Funds
Fidelity Spartan U.S. Bond Index Fund Class F	10.4	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Commodity Funds	9.9%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.9%
Investment Grade Bond Funds	10.4%

Six months ago
Commodity Funds	10.0%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.8%
Investment Grade Bond Funds	10.4%

Expected
Commodity Funds	9.8%
Domestic Equity Funds	55.8%
Developed International Equity Funds	23.9%
Investment Grade Bond Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2012. The current allocation is based on the fund's holdings as of March 31, 2013. The expected allocation represents the fund's anticipated allocation at September 30, 2013.

Annual Report

Fidelity Freedom Index 2055 Fund

Investments March 31, 2013

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Commodity Funds - 9.9%
Fidelity Series Commodity Strategy Fund Class F (a)	340,826	$ 2,975,408
Domestic Equity Funds - 55.8%
Fidelity Spartan Total Market Index Fund Class F	368,158	16,861,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,109,040)		19,837,062
International Equity Funds - 23.9%

Developed International Equity Funds - 23.9%
Fidelity Series Global ex U.S. Index Fund (Cost $6,921,994)	646,293	7,225,560
Bond Funds - 10.4%
	Shares	Value
Investment Grade Bond Funds - 10.4%
Fidelity Spartan U.S. Bond Index Fund Class F (Cost $3,147,337)	266,038	$ 3,144,569
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,178,371)		30,207,191
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,744)
NET ASSETS - 100%		$ 30,205,447
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (cost $28,178,371) - See accompanying schedule		$ 30,207,191
Receivable for investments sold		190,317
Receivable for fund shares sold		127,711
Receivable from affiliate for expense reductions		1,853
Total assets		30,527,072

Liabilities
Payable for investments purchased	$ 309,441
Payable for fund shares redeemed	8,586
Other affiliated payables	3,598
Total liabilities		321,625

Net Assets		$ 30,205,447
Net Assets consist of:
Paid in capital		$ 28,269,273
Undistributed net investment income		6,223
Accumulated undistributed net realized gain (loss) on investments		(98,869)
Net unrealized appreciation (depreciation) on investments		2,028,820
Net Assets, for 2,831,137 shares outstanding		$ 30,205,447
Net Asset Value, offering price and redemption price per share ($30,205,447 ÷ 2,831,137 shares)		$ 10.67
Statement of Operations

	Year ended March 31, 2013

Investment Income
Income distributions from underlying funds		$ 336,841

Expenses
Transfer agent fees	$ 23,758
Independent trustees' compensation	52
Total expenses before reductions	23,810
Expense reductions	(9,221)	14,589
Net investment income (loss)		322,252
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(81,874)
Capital gain distributions from underlying funds	18,331
Total net realized gain (loss)		(63,543)
Change in net unrealized appreciation (depreciation) on investment securities		1,945,207
Net gain (loss)		1,881,664
Net increase (decrease) in net assets resulting from operations		$ 2,203,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2013	For the period June 1, 2011 (commencement of operations) to March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 322,252	$ 82,665
Net realized gain (loss)	(63,543)	69,493
Change in net unrealized appreciation (depreciation)	1,945,207	83,613
Net increase (decrease) in net assets resulting from operations	2,203,916	235,771
Distributions to shareholders from net investment income	(318,679)	(79,792)
Distributions to shareholders from net realized gain	(20,452)	(84,591)
Total distributions	(339,131)	(164,383)
Share transactions Proceeds from sales of shares	31,041,974	7,938,066
Reinvestment of distributions	339,131	164,383
Cost of shares redeemed	(10,971,866)	(242,414)
Net increase (decrease) in net assets resulting from share transactions	20,409,239	7,860,035
Total increase (decrease) in net assets	22,274,024	7,931,423

Net Assets
Beginning of period	7,931,423	-
End of period (including undistributed net investment income of $6,223 and undistributed net investment income of $2,649, respectively)	$ 30,205,447	$ 7,931,423
Other Information Shares
Sold	3,087,682	811,446
Issued in reinvestment of distributions	34,273	18,326
Redeemed	(1,095,160)	(25,430)
Net increase (decrease)	2,026,795	804,342

Financial Highlights

Years ended March 31,	2013	2012 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.14
Net realized and unrealized gain (loss)	.77	(.01) E
Total from investment operations	.98	.13
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.01)	(.14)
Total distributions	(.17)	(.27)
Net asset value, end of period	$ 10.67	$ 9.86
Total Return B, C	10.05%	1.61%
Ratios to Average Net Assets G, H
Expenses before reductions	.15%	.15% A
Expenses net of fee waivers, if any	.09%	.07% A
Expenses net of all reductions	.09%	.07% A
Net investment income (loss)	2.06%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,205	$ 7,931
Portfolio turnover rate	19%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period June 1, 2011 (commencement of operations) to March 31, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$ 128,471,471	$ 4,880,648	$ (589,199)	$ 4,291,449
Fidelity Freedom Index 2000 Fund	56,567,932	2,511,079	(297,716)	2,213,363
Fidelity Freedom Index 2005 Fund	60,062,789	3,528,512	(604,015)	2,924,497
Fidelity Freedom Index 2010 Fund	338,317,359	30,413,995	(3,850,734)	26,563,261
Fidelity Freedom Index 2015 Fund	625,427,710	53,102,048	(6,201,556)	46,900,492
Fidelity Freedom Index 2020 Fund	1,322,899,815	122,193,694	(14,150,192)	108,043,502
Fidelity Freedom Index 2025 Fund	889,831,027	90,424,286	(10,789,389)	79,634,897
Fidelity Freedom Index 2030 Fund	1,096,085,456	120,480,602	(13,435,803)	107,044,799
Fidelity Freedom Index 2035 Fund	625,952,769	71,640,651	(8,516,070)	63,124,581
Fidelity Freedom Index 2040 Fund	730,942,361	89,286,891	(9,728,034)	79,558,857
Fidelity Freedom Index 2045 Fund	346,389,513	38,491,468	(4,391,340)	34,100,128
Fidelity Freedom Index 2050 Fund	297,251,954	32,566,519	(3,577,749)	28,988,770
Fidelity Freedom Index 2055 Fund	28,277,443	2,240,812	(311,064)	1,929,748

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 100,694	$ 146,992	$ 4,291,449
Fidelity Freedom Index 2000 Fund	87,604	88,711	2,213,363
Fidelity Freedom Index 2005 Fund	71,508	102,573	2,924,497
Fidelity Freedom Index 2010 Fund	497,364	1,001,039	26,563,261
Fidelity Freedom Index 2015 Fund	1,070,825	643,285	46,900,492
Fidelity Freedom Index 2020 Fund	2,349,269	1,107,900	108,043,502
Fidelity Freedom Index 2025 Fund	1,249,478	463,327	79,634,897
Fidelity Freedom Index 2030 Fund	1,636,155	436,444	107,044,799
Fidelity Freedom Index 2035 Fund	636,166	19,181	63,124,581
Fidelity Freedom Index 2040 Fund	665,601	4,302	79,558,857
Fidelity Freedom Index 2045 Fund	224,157	21,462	34,100,128
Fidelity Freedom Index 2050 Fund	167,706	14,658	28,988,770
Fidelity Freedom Index 2055 Fund	6,426	-	1,929,748

The tax character of distributions paid was as follows:

March 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,565,762	$ 144,118	$ 1,709,880
Fidelity Freedom Index 2000 Fund	738,460	88,559	827,019
Fidelity Freedom Index 2005 Fund	801,118	43,628	844,746
Fidelity Freedom Index 2010 Fund	5,948,030	467,986	6,416,016
Fidelity Freedom Index 2015 Fund	10,867,557	615,442	11,482,999
Fidelity Freedom Index 2020 Fund	22,683,347	1,490,847	24,174,194
Fidelity Freedom Index 2025 Fund	15,717,961	581,731	16,299,692
Fidelity Freedom Index 2030 Fund	19,338,904	1,055,950	20,394,854
Fidelity Freedom Index 2035 Fund	10,462,923	327,155	10,790,078
Fidelity Freedom Index 2040 Fund	12,282,773	442,127	12,724,900
Fidelity Freedom Index 2045 Fund	5,477,334	148,501	5,625,835
Fidelity Freedom Index 2050 Fund	4,545,238	105,139	4,650,377
Fidelity Freedom Index 2055 Fund	332,995	6,136	339,131

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2012
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$ 1,057,352	$ 83,327	$ 1,140,679
Fidelity Freedom Index 2000 Fund	659,247	62,551	721,798
Fidelity Freedom Index 2005 Fund	889,212	69,899	959,111
Fidelity Freedom Index 2010 Fund	5,770,494	531,647	6,302,141
Fidelity Freedom Index 2015 Fund	8,955,426	678,270	9,633,696
Fidelity Freedom Index 2020 Fund	18,210,502	1,473,948	19,684,450
Fidelity Freedom Index 2025 Fund	11,952,668	914,754	12,867,422
Fidelity Freedom Index 2030 Fund	14,523,494	1,129,765	15,653,259
Fidelity Freedom Index 2035 Fund	7,715,869	545,912	8,261,781
Fidelity Freedom Index 2040 Fund	9,159,523	666,031	9,825,554
Fidelity Freedom Index 2045 Fund	3,552,929	243,660	3,796,589
Fidelity Freedom Index 2050 Fund	2,703,942	177,200	2,881,142
Fidelity Freedom Index 2055 Fund	154,784	9,599	164,383

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	83,382,627	20,722,282
Fidelity Freedom Index 2000 Fund	28,834,031	11,125,089
Fidelity Freedom Index 2005 Fund	29,458,893	12,497,278
Fidelity Freedom Index 2010 Fund	177,592,553	67,999,261
Fidelity Freedom Index 2015 Fund	309,057,426	80,655,515
Fidelity Freedom Index 2020 Fund	676,515,637	130,472,413
Fidelity Freedom Index 2025 Fund	452,549,159	77,422,090
Fidelity Freedom Index 2030 Fund	564,169,461	90,894,348
Fidelity Freedom Index 2035 Fund	324,999,980	41,050,578
Fidelity Freedom Index 2040 Fund	390,654,885	48,164,734
Fidelity Freedom Index 2045 Fund	194,557,440	19,388,640
Fidelity Freedom Index 2050 Fund	179,761,094	17,087,902
Fidelity Freedom Index 2055 Fund	23,526,468	3,114,475

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of.15% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Expense Reductions.

FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from affiliate
Fidelity Freedom Index Income Fund	.19%	$ 57,052
Fidelity Freedom Index 2000 Fund	.19%	28,582
Fidelity Freedom Index 2005 Fund	.19%	31,136
Fidelity Freedom Index 2010 Fund	.19%	165,992
Fidelity Freedom Index 2015 Fund	.19%	293,867
Fidelity Freedom Index 2020 Fund	.19%	594,274
Fidelity Freedom Index 2025 Fund	.19%	423,182
Fidelity Freedom Index 2030 Fund	.19%	527,808
Fidelity Freedom Index 2035 Fund	.19%	329,340
Fidelity Freedom Index 2040 Fund	.19%	379,092
Fidelity Freedom Index 2045 Fund	.19%	171,059
Fidelity Freedom Index 2050 Fund	.19%	137,309
Fidelity Freedom Index 2055 Fund	.19%	9,221

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020	Fidelity Freedom Index 2025	Fidelity Freedom Index 2030	Fidelity Freedom Index 2035	Fidelity Freedom Index 2040
Fidelity Series Global ex U.S. Index Fund	17%	14%	18%	12%	14%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 fund, and Fidelity Freedom Index 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the Funds), including the schedules of investments, as of March 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund as of March 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund	5/6/2013	5/3/2013	$0.009	$0.016
Fidelity Freedom Index 2000 Fund	5/6/2013	5/3/2013	$0.016	$0.019
Fidelity Freedom Index 2005 Fund	5/6/2013	5/3/2013	$0.014	$0.020
Fidelity Freedom Index 2010 Fund	5/13/2013	5/10/2013	$0.017	$0.035
Fidelity Freedom Index 2015 Fund	5/13/2013	5/10/2013	$0.016	$0.017
Fidelity Freedom Index 2020 Fund	5/13/2013	5/10/2013	$0.017	$0.014
Fidelity Freedom Index 2025 Fund	5/13/2013	5/10/2013	$0.014	$0.010
Fidelity Freedom Index 2030 Fund	5/6/2013	5/3/2013	$0.014	$0.009
Fidelity Freedom Index 2035 Fund	5/6/2013	5/3/2013	$0.010	$0.004
Fidelity Freedom Index 2040 Fund	5/6/2013	5/3/2013	$0.008	$0.004
Fidelity Freedom Index 2045 Fund	5/6/2013	5/3/2013	$0.007	$0.003
Fidelity Freedom Index 2050 Fund	5/13/2013	5/10/2013	$0.006	$0.003
Fidelity Freedom Index 2055 Fund	5/13/2013	5/10/2013	$0.002	$0.001

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Index Income Fund	$264,431
Fidelity Freedom Index 2000 Fund	152,315
Fidelity Freedom Index 2005 Fund	125,260
Fidelity Freedom Index 2010 Fund	1,386,273
Fidelity Freedom Index 2015 Fund	1,103,121
Fidelity Freedom Index 2020 Fund	2,408,576
Fidelity Freedom Index 2025 Fund	968,569
Fidelity Freedom Index 2030 Fund	1,434,285
Fidelity Freedom Index 2035 Fund	346,337
Fidelity Freedom Index 2040 Fund	446,429
Fidelity Freedom Index 2045 Fund	169,964
Fidelity Freedom Index 2050 Fund	119,797
Fidelity Freedom Index 2055 Fund	5,871

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	32.70%
Fidelity Freedom Index 2000 Fund	32.33%
Fidelity Freedom Index 2005 Fund	25.23%
Fidelity Freedom Index 2010 Fund	23.41%
Fidelity Freedom Index 2015 Fund	22.90%
Fidelity Freedom Index 2020 Fund	20.19%
Fidelity Freedom Index 2025 Fund	15.09%
Fidelity Freedom Index 2030 Fund	11.59%
Fidelity Freedom Index 2035 Fund	6.09%
Fidelity Freedom Index 2040 Fund	5.71%
Fidelity Freedom Index 2045 Fund	4.99%
Fidelity Freedom Index 2050 Fund	4.31%
Fidelity Freedom Index 2055 Fund	3.18%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Index Income Fund
May 2012	16%
June 2012	19%
July 2012	19%
August 2012	19%
September 2012	19%
October 2012	19%
November 2012	19%
December 2012	19%
February 2013	0%
March 2013	0%

Fidelity Freedom Index 2000 Fund
May 2012	1%
December 2012	19%
Fidelity Freedom Index 2005 Fund
May 2012	1%
December 2012	29%
Fidelity Freedom Index 2010 Fund
May 2012	1%
December 2012	33%
Fidelity Freedom Index 2015 Fund
May 2012	1%
December 2012	33%
Fidelity Freedom Index 2020 Fund
May 2012	1%
December 2012	36%
Fidelity Freedom Index 2025 Fund
May 2012	2%
December 2012	41%
Fidelity Freedom Index 2030 Fund
May 2012	2%
December 2012	43%
Fidelity Freedom Index 2035 Fund
May 2012	7%
December 2012	51%
Fidelity Freedom Index 2040 Fund
May 2012	9%
December 2012	51%
Fidelity Freedom Index 2045 Fund
May 2012	7%
December 2012	52%
Fidelity Freedom Index 2050 Fund
May 2012	14%
December 2012	54%
Fidelity Freedom Index 2055 Fund
May 2012	16%
December 2012	55%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Index Income Fund
May 2012	25%
June 2012	29%
July 2012	29%
August 2012	29%
September 2012	29%
October 2012	29%
November 2012	29%
December 2012	29%
February 2013	0%
March 2013	0%

Fidelity Freedom Index 2000 Fund
May 2012	2%
December 2012	28%
Fidelity Freedom Index 2005 Fund
May 2012	2%
December 2012	44%
Fidelity Freedom Index 2010 Fund
May 2012	3%
December 2012	49%
Fidelity Freedom Index 2015 Fund
May 2012	2%
December 2012	49%
Fidelity Freedom Index 2020 Fund
May 2012	3%
December 2012	53%
Fidelity Freedom Index 2025 Fund
May 2012	3%
December 2012	61%
Fidelity Freedom Index 2030 Fund
May 2012	4%
December 2012	65%
Fidelity Freedom Index 2035 Fund
May 2012	12%
December 2012	75%
Fidelity Freedom Index 2040 Fund
May 2012	12%
December 2012	76%
Fidelity Freedom Index 2045 Fund
May 2012	12%
December 2012	78%
Fidelity Freedom Index 2050 Fund
May 2012	22%
December 2012	80%
Fidelity Freedom Index 2055 Fund
May 2012	24%
December 2012	83%

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

The Bank of New York Mellon

New York, NY
2055

FRX-W-UANNPRO-0513
1.927082.102

Item 2. Code of Ethics

As of the end of the period, March 31, 2013, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund and Fidelity Freedom Index 2055 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$400
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,800	$400
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,800	$400
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$400
Fidelity Freedom Index Income Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2000 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2005 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2010 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2015 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2020 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2025 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2030 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2035 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2040 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2045 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2050 Fund	$17,000	$-	$4,700	$400
Fidelity Freedom Index 2055 Fund	$17,000	$-	$4,700	$400

March 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,600	$300
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,700	$300
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,700	$300
Fidelity Advisor Freedom 2055 Fund	$14,000	$-	$4,600	$300
Fidelity Freedom Index Income Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2000 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2005 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2010 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2015 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2020 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2025 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2030 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2035 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2040 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2045 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2050 Fund	$16,000	$-	$4,600	$300
Fidelity Freedom Index 2055 Fund	$12,000	$-	$4,600	$300

A Amounts may reflect rounding.

B Fidelity Advisor Freedom 2055 Fund and Fidelity Freedom Index 2055 Fund commenced operations on June 1, 2011.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, Fidelity Freedom K® 2050 Fund and Fidelity Freedom K® 2055 Fund (the "Funds"):

Services Billed by PwC

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom 2000 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2005 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2010 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2015 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2020 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2025 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2030 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2035 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2040 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2045 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2050 Fund	$21,000	$-	$2,500	$-
Fidelity Freedom 2055 Fund	$23,000	$-	$2,500	$-
Fidelity Freedom K® Income Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2000 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2005 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2010 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2015 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2020 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2025 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2030 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2035 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2040 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2045 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2050 Fund	$22,000	$-	$2,500	$-
Fidelity Freedom K® 2055 Fund	$23,000	$-	$2,500	$-

March 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$-
Fidelity Freedom 2055 Fund	$16,000	$-	$2,200	$-
Fidelity Freedom K® Income Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2000 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2005 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2010 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2015 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2020 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2025 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2030 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2035 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2040 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2045 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2050 Fund	$19,000	$-	$2,200	$-
Fidelity Freedom K® 2055 Fund	$18,000	$-	$2,200	$-

A Amounts may reflect rounding.

B Fidelity Freedom 2055 Fund and Fidelity Freedom K® 2055 Fund commenced operations on June 1, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2013A	March 31, 2012A,B
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$1,270,000	$610,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2055 Fund and Fidelity Freedom Index 2055 Fund's commencement operations.

Services Billed by PwC

	March 31, 2013A	March 31, 2012A,B
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Freedom 2055 Fund and Fidelity Freedom K® 2055 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2013 A	March 31, 2012 A,B
Deloitte Entities	$2,405,000	$1,445,000
PwC	$5,470,000	$5,035,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2055 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom 2055 Fund and Fidelity Freedom K® 2055 Fund's commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2013